                Genworth Life of New York VA Separate Account 1
                                Prospectus For
         Flexible Purchase Payment Variable Deferred Annuity Contract
                               Form NY1166B 3/07

                                  Issued by:
                  Genworth Life Insurance Company of New York
             666 Third Avenue, 9th Floor New York, New York 10017

                       Variable Annuity Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 313-5282

--------------------------------------------------------------------------------

This prospectus, dated July 30, 2007, describes a flexible purchase payment variable deferred annuity contract (the "contract" or "contracts") for individuals and certain qualified and non-qualified retirement plans. Genworth Life Insurance Company of New York (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Bonus NY" in our marketing materials.

This prospectus gives details about the contract, Genworth Life of New York VA Separate Account 1 (the "Account") and our Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments and Bonus Credits to the Separate Account, the Guarantee Account, or both. If we apply Bonus Credits to your contract, we will apply them with your purchase payment to your Contract Value, and allocate the Bonus Credit on a pro-rata basis to the investment options you select in the same ratio as the applicable purchase payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the Bonus Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the contract. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:
AIM V.I. International Growth Fund -- Series II shares

AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein International Value Portfolio -- Class B

BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund -- Class III

Columbia Funds Variable Insurance Trust I:
Columbia Marsico International Opportunities Fund, Variable Series -- Class B

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Income Securities Fund -- Class 2 Shares
Mutual Shares Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE Investments Funds, Inc.:
Mid-Cap Equity Fund
Money Market Fund
S&P 500(R) Index Fund
Total Return Fund -- Class 3 Shares

Janus Aspen Series:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

MFS(R) Variable Insurance Trust:
MFS(R) Total Return Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares

PIMCO Variable Insurance Trust:
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
Jennison 20/20 Focus Portfolio -- Class II
Natural Resources Portfolio -- Class II

The Universal Institutional Funds, Inc.:
Equity and Income Portfolio -- Class II Shares

Van Kampen Life Investment Trust:
Comstock Portfolio -- Class II Shares

XTF Advisors Trust:
ETF 60 Portfolio -- Class II Shares

Not all of these Portfolios may be available in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Service Center at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

A Statement of Additional Information, dated July 30, 2007, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information call us at:

                                (800) 313-5282;

                     or write us at our Service Center at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents

                Definitions.................................................  5

                Fee Tables..................................................  7
                   Examples................................................. 10

                Synopsis.................................................... 10

                Condensed Financial Information............................. 13

                Financial Statements........................................ 14

                The Company................................................. 14

                The Separate Account........................................ 14
                   The Portfolios........................................... 14
                   Subaccounts.............................................. 16
                   Voting Rights............................................ 20
                   Asset Allocation Program................................. 20

                The Guarantee Account....................................... 26

                Charges and Other Deductions................................ 27
                   Transaction Expenses..................................... 27
                       Surrender Charge..................................... 27
                       Exceptions to the Surrender Charge................... 28
                   Deductions from the Separate Account..................... 28
                   Charges for the Living Benefit Rider Options............. 28
                   Charges for the Death Benefit Rider Options.............. 29
                   Other Charges............................................ 29

                The Contract................................................ 29
                   Purchase of the Contract................................. 29
                   Ownership................................................ 30
                   Assignment............................................... 31
                   Purchase Payments........................................ 31
                   Valuation Day and Valuation Period....................... 31
                   Allocation of Purchase Payments.......................... 31
                   Bonus Credits............................................ 32
                   Valuation of Accumulation Units.......................... 32

                Transfers................................................... 33
                   Transfers Before the Annuity Commencement Date........... 33
                   Transfers from the Guarantee Account to the Subaccounts.. 33
                   Transfers from the Subaccounts to the Guarantee Account.. 33
                   Transfers Among the Subaccounts.......................... 33
                   Telephone/Internet Transactions.......................... 34
                   Confirmation of Transactions............................. 35
                   Special Note on Reliability.............................. 35
                   Transfers by Third Parties............................... 35
                   Special Note on Frequent Transfers....................... 35
                   Dollar Cost Averaging Program............................ 37

                   Portfolio Rebalancing Program............................  37
                   Guarantee Account Interest Sweep Program.................  38

                Surrenders and Partial Withdrawals..........................  38
                   Surrenders and Partial Withdrawals.......................  38
                   Systematic Withdrawal Program............................  39
                   Lifetime Income Plus 2007................................  40

                The Death Benefit...........................................  49
                   Distribution Provisions Upon Death of Owner or Joint
                     Owner..................................................  49
                   Death Benefit at Death of Any Annuitant Before Annuity
                     Commencement Date......................................  49
                   Basic Death Benefit......................................  49
                   Annual Step-Up Death Benefit Rider.......................  49
                   Termination of Death Benefit Rider Options When Contract
                     Assigned or Sold.......................................  50
                   How to Claim Proceeds and/or Death Benefit Payments......  50
                   Distribution Rules.......................................  51

                Income Payments.............................................  52
                   Income Payments and the Annuity Commencement Date........  52
                   Optional Payment Plans...................................  53
                   Variable Income Payments.................................  54
                   Transfers After the Annuity Commencement Date............  54
                   Payment Optimizer Plus...................................  55

                Tax Matters.................................................  63
                   Introduction.............................................  63
                   Taxation of Non-Qualified Contracts......................  63
                   Section 1035 Exchanges...................................  65
                   Qualified Retirement Plans...............................  65
                   Federal Income Tax Withholding...........................  68
                   State Income Tax Withholding.............................  68
                   Tax Status of the Company................................  68
                   Changes in the Law.......................................  68

                Requesting Payments.........................................  68

                Sale of the Contracts.......................................  69

                Additional Information......................................  70
                   Owner Questions..........................................  70
                   Return Privilege.........................................  70
                   State Regulation.........................................  71
                   Evidence of Death, Age, Gender, Marital Status or
                     Survival...............................................  71
                   Records and Reports......................................  71
                   Other Information........................................  71
                   Legal Proceedings........................................  71

                Appendix A -- Examples of the Available Death Benefits...... A-1

                Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in each Subaccount and the Separate Account before income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income payments.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated on your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Asset Allocation Model -- A component of the Investment Strategy for Payment Optimizer Plus and Lifetime Income Plus 2007.

Benefit Date -- For Lifetime Income Plus 2007, the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

Benefit Year -- For Lifetime Income Plus 2007, each one-year period following the Benefit Date and each anniversary of that date.

Bonus Credit -- The "enhanced payment amount" described in your contract. For contracts that qualify, it is the amount we will add to each premium payment we receive. The Bonus Credit is not considered a "purchase payment" under the contract.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Designated Subaccounts -- The Subaccounts available under the Investment Strategy for Payment Optimizer Plus and Lifetime Income Plus 2007.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

Gross Withdrawal -- For Lifetime Income Plus 2007, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account.

Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for Payment Optimizer Plus and Lifetime Income Plus 2007. The Investment Strategy is required in order to receive the full benefits available under these rider options.

Lifetime Income Plus 2007 -- The marketing name for the Guaranteed Minimum Withdrawal Benefit for Life Rider. This rider may be referred to by either name in this prospectus.

Payment Optimizer Plus -- The marketing name for the Payment Protection Variable Annuity Rider. This rider may be referred to by either name in this prospectus.

Portfolio -- A series of a Fund, the assets of which are separated from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all markets.

Rider Death Benefit -- The death benefit payable under Lifetime Income Plus
2007.

Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007.

Separate Account -- Genworth Life of New York VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Service Center -- The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, (800) 313-5282. The term "we" may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.

Subaccount -- A division of the Separate Account that invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A Subaccount may be referred to as Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable surrender charge, premium tax and any optional benefit charges.

Valuation Day -- Any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007.

Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under Lifetime Income Plus 2007.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
--------------------------------------------------------------------------------------------------
Surrender Charge/1/ (as a percentage of purchase   Number of Completed Years Surrender Charge as a
 payments withdrawn or surrendered)                Since We Received the     Percentage of the
                                                   Purchase Payment          Purchase Payment
                                                                             Withdrawn or
                                                                             Surrendered
                                                   -----------------------------------------------
                                                               0                      9%
                                                               1                      8%
                                                               2                      7%
                                                               3                      6%
                                                               4                      5%
                                                               5                      4%
                                                               6                      3%
                                                               7                      2%
                                                               8                      1%
                                                           9 or more                  0%
--------------------------------------------------------------------------------------------------
 Transfer Charge                                                      $10.00/2/
--------------------------------------------------------------------------------------------------

/1/You may/ /withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. A surrender charge is not assessed on any amounts representing gain. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/2/We/ /currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts after the twelfth transfer in a calendar year.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Expenses
-------------------------------------------------------------------------------
Annual Contract Maintenance Charge                        $25.00/1/
-------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
-------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                       1.40%
-------------------------------------------------------------------------------
  Administrative Expense Charge                           0.25%
-------------------------------------------------------------------------------
  Joint Annuitant Charge/2/                               0.20%
-------------------------------------------------------------------------------

Living Benefit Rider Options/3/
 (as a percentage of your average daily net assets in the Separate Account)
-----------------------------------------------------------------------------------
                                                  Current Charge  Maximum Charge/4/
                                                  ---------------------------------
Lifetime Income Plus 2007
  Single Annuitant Contract                            0.75%           2.00%
                                                  --------------------------------
  Joint Annuitant Contract                             0.85%           2.00%
-----------------------------------------------------------------------------------
Payment Optimizer Plus
  Single Annuitant Contract                            0.50%           1.25%
                                                  --------------------------------
  Joint Annuitant Contract                             0.65%           1.25%
-----------------------------------------------------------------------------------
Death Benefit Rider Options
 (as a percentage of your Contract Value at the time the charge is taken)/5/
-----------------------------------------------------------------------------------
                                                  Current Charge  Maximum Charge/4/
                                                  ---------------------------------
Annual Step-Up Death Benefit Rider                     0.20%           0.20%
-----------------------------------------------------------------------------------
                                                  Current Charges Maximum Charges
                                                  ---------------------------------
Maximum Total Separate Account Annual Expenses/6/      2.90%           4.05%
-----------------------------------------------------------------------------------

/1/This/ /charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $40,000 or more at the time the charge is assessed.

/2/The/ /Joint Annuitant charge is assessed only when a Joint Annuitant is added to the contract and the contract becomes a Joint Annuitant contract. The Joint Annuitant charge will terminate if the contract becomes a single Annuitant contract due to the death of an Annuitant. The Joint Annuitant charge will apply even if you elect Lifetime Income Plus 2007 or Payment Optimizer Plus as a Joint Annuitant contract.

/3/None/ /of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. We reserve the right to discontinue offering these riders at any time and for any reason.

/4/The/ /maximum charge reflects the charge that the rider is guaranteed never to exceed.

/5/All/ /charges for the death benefit rider option are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/6/The / /Maximum Total Separate Account Annual Expenses assume that the owner elects the Annual Step-Up Death Benefit Rider and Lifetime Income Plus 2007 as a Joint Annuitant contract. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

Annual Portfolio Expenses/1/                                                     Minimum Maximum
------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)  0.40%   1.37%
------------------------------------------------------------------------------------------------

/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2006. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.40% and 1.37%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Lifetime Income Plus 2007;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,431      $2,409      $3,372       $5,713

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $588       $1,754      $2,904       $5,713

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.85% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract maintenance charge of $25 (assumed to be equivalent to 0.25% of the Contract Value);

  . a maximum charge of 2.00% for Lifetime Income Plus 2007 (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If the optional riders are not elected, or if the contract was a single Annuitant contract, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible purchase payment variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period, you can use your purchase payments to buy Accumulation Units in the Separate Account and purchase interest in the Guarantee Account. Should you decide to receive income payments (annuitize your contract), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units.

You can choose fixed or variable income payments, unless you are taking income payments pursuant to the election of Payment Optimizer Plus. All income payments made from Payment Optimizer Plus will be made in accordance with the terms of Payment Optimizer Plus. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decide to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" and the "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

What is a Bonus Credit? The Bonus Credit is an amount we add to each purchase payment we receive. We will apply the Bonus Credit to your Contract Value. The amount of the Bonus Credit is based on cumulative purchase payments (adjusted for withdrawals) applied to the contract and depends on whether the purchase payment, when added to previous purchase payments, is within or exceeds a breakpoint. The Bonus Credit will be applied only to the purchase payment that takes cumulative purchase payments (adjusted for withdrawals) over a designated breakpoint. Bonus Credits will be applied as follows:

Cumulative Purchase Payments (adjusted for
withdrawals)                               Bonus Credit
-------------------------------------------------------
           $0 to $249,999                      4.0%
-------------------------------------------------------
           $250,000 to $499,999                4.5%
-------------------------------------------------------
           $500,000 and over                   5.0%

For example, if your first purchase payment is $240,000, we will add 4.0% to the $240,000. If you make a subsequent purchase payment of $100,000, we will add 4.5% to the $100,000, because that purchase payment brought your cumulative purchase payments above the first breakpoint.

Bonus Credits are not considered "purchase payments" for purposes of the contract. In addition, please note that any applicable Bonus Credit will not be included in the Withdrawal Base, Rider Death Benefit or Roll-Up Value, if applicable, if you elected Lifetime Income Plus 2007 or the benefit base if you elected Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the Bonus Credit or any related earnings in the Withdrawal Base or benefit base. See the "Bonus Credits" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all markets. See "The Guarantee Account" and the "Transfers" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for nine full years, we will assess a surrender charge ranging from 9% to 1%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for nine full years, the surrender charge reduces to 0%.

For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain, including any amounts that represent Bonus Credits. You may partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge under certain conditions. See the "Surrender Charge" provision of this prospectus.

We assess annual contract charges in the aggregate at an effective annual rate of 1.65% against the daily net asset value of the Separate Account. These charges consist of a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.25%. If the contract is a Joint Annuitant contract, we assess an additional Joint Annuitant charge at an effective annual rate of 0.20% against the daily net asset value of the Separate Account. We also charge for the optional riders and benefits. In addition, there is a $25 annual contract maintenance charge that we waive if the Contract Value is more than $40,000 at the time the charge is assessed. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time your contract incurs the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or your Contract Value, as applicable. See the "Charges and Other Deductions" and "Deductions for Premium Taxes" provisions of this prospectus.

There are expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as 12b-1 fees and/or service share fees, if applicable. See the "Fee Tables" section in this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who distribute the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) offered under the contract. These contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call
(800) 313-5282.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date if any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner or joint owner dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary.

If an Annuitant dies before the Annuity Commencement Date and the owner and Annuitant are different individuals, the owner will become the new Annuitant or, if there are joint owners, the joint owners will become the new Annuitants.

If there are Joint Annuitants, an Annuitant dies before the Annuity Commencement Date, and the owner is a non-natural entity, the contract will become subject to the distribution rules described in this prospectus. If the owner is not a non-natural entity, the selected payment option will end and the Joint Annuitant charge will terminate.

Please see "The Death Benefit" provision of this prospectus. In addition, the terms of the living benefit rider options may modify the rules described in summary above. If you have elected one of these riders, please see the disclosure in this prospectus for the applicable rider for more information.

May I transfer assets among Subaccounts and to and from the Guarantee Account? You may transfer assets among the Subaccounts and you may transfer assets to and from the Guarantee Account. However, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on transfer rights.

For transfers among the Subaccounts and transfers to the Subaccounts from the Guarantee Account, the minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments --Transfers After the Annuity Commencement Date," and "The Guarantee Account" provisions of this prospectus. In addition, if you elect Payment Optimizer Plus or Lifetime Income Plus 2007, the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. See the "Surrenders and Partial Withdrawals -- Lifetime Income Plus 2007" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus. If you elect Lifetime Income Plus 2007 or Payment Optimizer Plus, partial withdrawals may affect the benefit you receive under that rider. See the "Surrenders and Partial Withdrawals -- Lifetime Income Plus 2007" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive it at our Service Center and send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract at our Service Center;

   (2) if your Contract Value has decreased, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and plus any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract at our Service Center; or

   (3) if required by the law of your state, your premium payments minus any partial surrenders you previously have taken.

You receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is surrendered during the free-look period. See the "Return Privilege" provision of this prospectus for more information.

What optional benefits are available under this contract? We offer certain optional benefits by rider under this prospectus. The riders may not be available in all markets.

The "Living Benefit Rider Options." We currently offer two "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Lifetime Income Plus 2007 provides guaranteed withdrawals until the last death of an Annuitant, at least equal to purchase payments, with upside potential, provided you meet certain conditions. Please see the "Surrenders and Partial Withdrawals -- Lifetime Income Plus 2007" provision of this prospectus for more information about the riders and their features. Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Please see the "Income Payments --Payment Optimizer Plus" provision of this prospectus for more information about the rider and its features.

Each of these riders is available at an additional charge if elected when you apply for the contract.

The Death Benefit Rider Options. We offer the Annual Step-Up Death Benefit Rider as an optional death benefit in addition to the Basic Death Benefit available under the contract.

The Annual Step-Up Death Benefit Rider is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see "The Death Benefit" provision of this prospectus for more information about the Basic Death Benefit and the Annual Step-Up Death Benefit Rider.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Subaccounts that correspond to the Portfolios you choose and to the Guarantee Account if you so elect on your application. For contract owners that have elected Payment Optimizer Plus or Lifetime Income Plus 2007, all purchase payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. See "The Contract -- Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Lifetime Income Plus 2007," and the "Income
Payments -- Payment Optimizer Plus" provisions of this prospectus.

What are the federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Since the contract was first offered on July 30, 2007, no condensed financial information is available.

FINANCIAL STATEMENTS

The consolidated financial statements for the Company and its subsidiary are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 313-5282 or write to our Service Center at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

THE COMPANY

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation and the Company. GNA Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on April
1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contracts as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contracts. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a Separate Account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount that corresponds to each Portfolio of a Fund offered under the contracts. You decide the Subaccounts to which you allocate purchase payments. However, if you elect Payment Optimizer Plus or Lifetime Income Plus 2007, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider.

You currently may change your future purchase payment allocation without penalty or charges. However, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information. In addition, certain benefits provided by Payment Optimizer Plus or Lifetime Income Plus 2007 may be reduced if allocations are not made in accordance with the prescribed Investment Strategy. See the "Surrenders and Partial Withdrawals -- Lifetime Income Plus 2007" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at
(800) 313-5282, or writing us at our Service Center at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.gefinancialpro.com. We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Portfolios.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may invest in the Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time. If you have elected Payment Optimizer Plus or Lifetime Income Plus 2007, the benefits you receive under those riders may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. See the "Surrenders and Partial Withdrawals -- Lifetime Income Plus 2007" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.


                     Subaccount Investing In                     Investment Objective
                     ----------------------------------------------------------------------------
AIM VARIABLE         AIM V.I. International Growth     Seeks to provide long-term growth of
INSURANCE FUNDS      Fund -- Series II shares          capital.
                     ----------------------------------------------------------------------------
ALLIANCE BERNSTEIN   AllianceBernstein International   Long-term growth of capital.
VARIABLE PRODUCTS    Value Portfolio -- Class B
SERIES FUND, INC.
                     ----------------------------------------------------------------------------
BLACKROCK VARIABLE   BlackRock Global Allocation V.I.  Seeks high total investment return.
SERIES FUNDS, INC.   Fund -- Class III



                     ----------------------------------------------------------------------------
COLUMBIA FUNDS       Columbia Marsico International    The fund seeks long-term growth of
VARIABLE INSURANCE   Opportunities Fund, Variable      capital.
TRUST I              Series -- Class B
                     ----------------------------------------------------------------------------
EATON VANCE          VT Floating-Rate Income Fund      To provide a high level of current
VARIABLE TRUST                                         income.
                     ----------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Balanced Portfolio -- Service Seeks income and capital growth
INSURANCE PRODUCTS   Class 2                           consistent with reasonable risk.
FUND










                     ----------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio --    Seeks long-term capital
                     Service Class 2                   appreciation.

                     ----------------------------------------------------------------------------
                     VIP Equity-Income Portfolio --    Seeks reasonable income. The fund
                     Service Class 2                   will also consider the potential for
                                                       capital appreciation. The fund's goal is
                                                       to achieve a yield which exceeds the
                                                       composite yield on the securities
                                                       comprising the Standard & Poors
                                                       500/SM/ Index (S&P 500(R)).
                     ----------------------------------------------------------------------------
                     VIP Investment Grade Bond         Seeks as high a level of current income
                     Portfolio - Service Class 2       as is consistent with the preservation of
                                                       capital.
                     ----------------------------------------------------------------------------
                     VIP Mid Cap Portfolio -- Service  Seeks long-term growth of capital.
                     Class 2

                     ----------------------------------------------------------------------------

                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
-----------------------------------------------------------------------------
Seeks to provide long-term growth of      A I M Advisors, Inc.
capital.
-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.


-----------------------------------------------------------------------------
Seeks high total investment return.       BlackRock Advisors, LLC
                                          (subadvised by BlackRock
                                          Investment Management, LLC and
                                          BlackRock Asset Management U.K.
                                          Limited)
-----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Advisors,
capital.                                  LLC (subadvised by Marsico Capital
                                          Management, LLC)
-----------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
-----------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                                          Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
-----------------------------------------------------------------------------
Seeks long-term capital                   FMR (subadvised by FMRC, FRAC,
appreciation.                             FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poors
500/SM/ Index (S&P 500(R)).
-----------------------------------------------------------------------------
Seeks as high a level of current income   FMR (subadvised by FRAC, FIIA
as is consistent with the preservation of and FIIA(U.K.)L)
capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------

                                                                                                 Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                     Investment Objective                     as applicable)
                   -------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities        Seeks to maximize income while            Franklin Advisers, Inc.
VARIABLE INSURANCE Fund -- Class 2 Shares            maintaining prospects for capital
PRODUCTS TRUST                                       appreciation. The fund normally
                                                     invests in both equity and debt
                                                     securities. The fund seeks income by
                                                     investing in corporate, foreign and
                                                     U.S. Treasury bonds as well as stocks
                                                     with dividend yields the manager
                                                     believes are attractive.
                   -------------------------------------------------------------------------------------------------------------
                   Mutual Shares Securities Fund --  Seeks capital appreciation, with          Franklin Mutual Advisers, LLC
                   Class 2 Shares                    income as a secondary goal. The fund
                                                     normally invests primarily in equity
                                                     securities of companies the manager
                                                     believes are undervalued. The fund
                                                     also invests, to a lesser extent in risk
                                                     arbitrage securities and distressed
                                                     companies.
                   -------------------------------------------------------------------------------------------------------------
                   Templeton Growth Securities       Seeks long-term capital growth. The       Templeton Global Advisors Limited
                   Fund -- Class 2 Shares            fund normally invests primarily in
                                                     equity securities of companies located
                                                     anywhere in the world, including those
                                                     in the U.S. and in emerging markets.
                   -------------------------------------------------------------------------------------------------------------
GE INVESTMENTS     Mid-Cap Equity Fund               Seeks long-term growth of capital and     GE Asset Management Incorporated
FUNDS, INC.                                          future income.
                   -------------------------------------------------------------------------------------------------------------
                   Money Market Fund/1/              Seeks a high level of current income      GE Asset Management Incorporated
                                                     consistent with the preservation of
                                                     capital and maintenance of liquidity.
                   -------------------------------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund/2/          Seeks growth of capital and               GE Asset Management Incorporated
                                                     accumulation of income that               (subadvised by SSgA Funds
                                                     corresponds to the investment return of   Management, Inc.)
                                                     S&P's 500 Composite Stock Index.
                   -------------------------------------------------------------------------------------------------------------
                   Total Return Fund -- Class 3      Seeks the highest total return,           GE Asset Management Incorporated
                   Shares                            composed of current income and
                                                     capital appreciation, as is consistent
                                                     with prudent investment risk.
                   -------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio -- Service     Seeks long-term capital growth,           Janus Capital Management LLC
                   Shares                            consistent with preservation of capital
                                                     and balanced by current income.

                   -------------------------------------------------------------------------------------------------------------
                   Forty Portfolio -- Service Shares A non-diversified portfolio/3/ that seeks Janus Capital Management LLC long-term growth of capital.
                   -------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE    MFS(R) Total Return Series --     The fund's investment objective is to     Massachusetts Financial Services
INSURANCE TRUST    Service Class Shares              seek total return. The fund's objective   Company
                                                     may be changed without shareholder
                                                     approval.
                   -------------------------------------------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /3/ A/  /non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                      Subaccount Investing In                     Investment Objective
                      ---------------------------------------------------------------------------
OPPENHEIMER           Oppenheimer Balanced Fund/        Seeks a high total investment return,
VARIABLE ACCOUNT      VA -- Service Shares              which includes current income and
FUNDS                                                   capital appreciation in the value of its
                                                        shares.
                      ---------------------------------------------------------------------------
                      Oppenheimer Main Street Small     Seeks capital appreciation.
                      Cap Fund/VA -- Service Shares
                      ---------------------------------------------------------------------------
PIMCO VARIABLE        Long-Term U.S. Government         Seeks maximum total return,
INSURANCE TRUST       Portfolio -- Administrative Class consistent with preservation of capital
                      Shares                            and prudent investment management.
                      ---------------------------------------------------------------------------
                      Low Duration Portfolio --         Seeks maximum total return,
                      Administrative Class Shares       consistent with preservation of capital
                                                        and prudent investment management.
                      ---------------------------------------------------------------------------
                      Total Return Portfolio --         Seeks maximum total return,
                      Administrative Class Shares       consistent with preservation of capital
                                                        and prudent investment management.
                      ---------------------------------------------------------------------------
THE PRUDENTIAL SERIES Jennison 20/20 Focus Portfolio -- Seeks long-term growth of capital.
FUND                  Class II

                      ---------------------------------------------------------------------------
                      Natural Resources Portfolio --    Seeks long-term growth of capital.
                      Class II

                      ---------------------------------------------------------------------------
THE UNIVERSAL         Equity and Income Portfolio --    Seeks both capital appreciation and
INSTITUTIONAL FUNDS,  Class II Shares                   current income.
INC.
                      ---------------------------------------------------------------------------
VAN KAMPEN LIFE       Comstock Portfolio -- Class II    Seeks capital growth and income
INVESTMENT TRUST      Shares                            through investments in equity
                                                        securities, including common stocks,
                                                        preferred stocks and securities
                                                        convertible into common and preferred
                                                        stocks.
                      ---------------------------------------------------------------------------
XTF ADVISORS TRUST    ETF 60 Portfolio -- Class II      Seeks appreciation and preservation of
                      Shares                            capital with current income.
                      ---------------------------------------------------------------------------

                                            Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
---------------------------------------------------------------------------
Seeks a high total investment return,    OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the value of its
shares.
---------------------------------------------------------------------------
Seeks capital appreciation.              OppenheimerFunds, Inc.

---------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
---------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment
consistent with preservation of capital  Management Company LLC and prudent investment management.
---------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment
consistent with preservation of capital  Management Company LLC and prudent investment management.
---------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
 (subadvised by Jennison Associates
                                         LLC)
---------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
        (subadvised by Jennison Associates
                                         LLC)
---------------------------------------------------------------------------
Seeks both capital appreciation and      Morgan Stanley Investment
current income.                          Management Inc.

---------------------------------------------------------------------------
Seeks capital growth and income          Van Kampen Asset Management
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
---------------------------------------------------------------------------
Seeks appreciation and preservation of   XTF Advisors, L.P.
capital with current income.
---------------------------------------------------------------------------

Not all of these Portfolios may be available in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds, and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's board of directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other Portfolios for shares already purchased, or to be purchased in the future, under the contract.

This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:
(i) the Portfolio's investment objective; (ii) the Portfolio's performance history; (iii) the Portfolio's holdings and the strategies the Portfolio uses to try and meet its objectives; and (iv) the Portfolio's servicing agreement.

The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history when compared to its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.

We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided.

We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor. If we do, we may use such profit for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in promoting, marketing and administering the Fund Portfolios.

The amount received from certain Portfolios for the assets allocated to the Portfolios from our separate accounts during 2006 ranged from 0.15% to 0.25%. The Portfolios that pay a service fee to us are:

   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
   PIMCO Variable Insurance Trust:
       Long-Term U.S. Government Portfolio --Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
       Total Return Portfolio -- Administrative Class Shares
   The Prudential Series Fund:
       Jennison 20/20 Portfolio -- Class II
       Natural Resources Portfolio -- Class II

As noted above, an investment adviser or sub-adviser of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from our separate accounts during 2006 ranged from 0.05% to 0.40%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.

In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature, and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, The Universal Institutional Funds, Inc., Van Kampen Life Investment Trust and XTF Advisors Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.30% of separate account assets invested in the particular Portfolio.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

Genworth Financial Asset Management, Inc. ("GFAM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFAM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFAM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. Asset Allocation Model C can be elected as the Investment Strategy by contract owners that purchase Lifetime Income Plus 2007 or Payment Optimizer Plus.

  . Contract owners that do not purchase Life Income Plus 2007 or Payment Optimizer Plus may also elect to participate in the Asset Allocation Program. These contract owners may choose any one of the five available Asset Allocation Models.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

If you participate in the Asset Allocation Program, GFAM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. On a periodic basis (generally annually but not more than quarterly, unless determined to be necessary or appropriate by GFAM), the Asset Allocation Models are updated as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFAM's role as investment adviser for the Asset Allocation Program, you may review GFAM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFAM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments, and bonds and other fixed income investments. There may also be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFAM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models. In addition to these allocations, GFAM also conducts an optimization analysis to determine the appropriate further breakdown of asset classes for each Asset Allocation Model.

Next, after the asset class exposures are known for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. The Portfolios are selected by evaluating asset classes represented by each Portfolio and combining Portfolios to arrive at the desired asset class exposures. GFAM considers various factors in selecting the Portfolios for each Asset Allocation Model, including historical returns-based style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. In addition, GFAM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually but not more than quarterly, unless determined to be necessary or appropriate by GFAM to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two-week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected Lifetime Income Plus 2007 or Payment Optimizer Plus, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you did not elect Lifetime Income Plus 2007 or Payment Optimizer Plus, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFAM and GFAM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFAM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your contract value, as well as written materials from GFAM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

For contract owners who have not elected Lifetime Income Plus 2007 or Payment Optimizer Plus.

If you purchase Lifetime Income Plus 2007 or Payment Optimizer Plus and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you elect to participate in the Asset Allocation Program and you have not elected Lifetime Income Plus 2007 or Payment Optimizer Plus, you must choose one of the five available Models for your allocations. We will not make this decision, nor will GFAM. The following paragraph provides some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased Lifetime Income Plus 2007 or Payment Optimizer Plus, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFAM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFAM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFAM or its affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions. GFAM may, from time to time, recommend to a Fund's Board of Directors a change in the portfolio manager or strategy or the closure or merger of a Portfolio, all of which could impact a Model.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFAM's ultimate parent, or its affiliates. GFAM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFAM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFAM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. You should review this information carefully before selecting or changing a Model.

                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      at accept a low to   to accept a          at accept a          at accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                                                                  Portfolios                                    Model A Model B
--------------------------------------------------------------------------------------------------------------------------------
Equities
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares           2%      3%
                               -------------------------------------------------------------------------------------------------
                               Fidelity(R) Variable Insurance Products Fund -- VIP Equity-Income Portfolio --
                               Service Class 2                                                                     1%      3%
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Blend                The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II            1%      3%
                               -------------------------------------------------------------------------------------------------
                               GE Investments Funds, Inc. -- S&P 500(R) Index Fund                                 1%      2%
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth               Janus Aspen Series -- Forty Portfolio -- Service Shares                             1%      3%
                               -------------------------------------------------------------------------------------------------
                               Fidelity(R) Variable Insurance Products Fund -- VIP Contrafund(R) Portfolio --
                               Service Class 2                                                                     2%      4%
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                  GE Investments Funds, Inc. -- Mid-Cap Equity Fund                                   1%      1%
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                 Fidelity(R) Variable Insurance Products Fund -- VIP Mid Cap Portfolio --
                               Service Class 2                                                                     1%      1%
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Core                 Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap
                               Fund/VA -- Service Shares                                                           1%      2%
--------------------------------------------------------------------------------------------------------------------------------
International Value            AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein
                               International Value Portfolio -- Class B                                            5%     10%
--------------------------------------------------------------------------------------------------------------------------------
International Growth           Columbia Funds Variable Insurance Trust I -- Columbia Marsico International
                               Opportunities Fund, Variable Series -- Class B                                      2%      4%
                               -------------------------------------------------------------------------------------------------
                               AIM Variable Insurance Funds -- AIM V.I. International Growth Fund -- Series II
                               shares                                                                              2%      4%
--------------------------------------------------------------------------------------------------------------------------------
Specialty -- Natural Resources The Prudential Series Fund -- Natural Resources Portfolio -- Class II               0%      0%
--------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                              20%     40%
--------------------------------------------------------------------------------------------------------------------------------

Fixed Income
--------------------------------------------------------------------------------------------------------------------------------
Short Term Bonds               PIMCO Variable Insurance Trust -- Low Duration Portfolio -- Administrative
                               Class Shares                                                                       48%     36%
--------------------------------------------------------------------------------------------------------------------------------
Long Term Government Bonds     PIMCO Variable Insurance Trust -- Long-Term U.S. Government Portfolio  --
                                Administrative Class Shares                                                        8%      6%
--------------------------------------------------------------------------------------------------------------------------------
Intermediate Term Bonds        PIMCO Variable Insurance Trust -- Total Return Portfolio -- Administrative Class
                               Shares                                                                              8%      6%
                               -------------------------------------------------------------------------------------------------
                               Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond
                               Portfolio -- Service Class 2                                                        8%      6%
--------------------------------------------------------------------------------------------------------------------------------
Bank Loan -- Fixed Income      Eaton Vance Variable Trust -- VT Floating -- Rate Income Fund                       8%      6%
--------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                          80%     60%
--------------------------------------------------------------------------------------------------------------------------------

                                   Portfolios                                    Model C Model D Model E
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares           5%      6%      8%
--------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund -- VIP Equity-Income Portfolio --
Service Class 2                                                                     4%      6%      7%
--------------------------------------------------------------------------------------------------------
The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II            4%      5%      6%
--------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. -- S&P 500(R) Index Fund                                 3%      5%      6%
--------------------------------------------------------------------------------------------------------
Janus Aspen Series -- Forty Portfolio -- Service Shares                             5%      7%      8%
--------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund -- VIP Contrafund(R) Portfolio --
Service Class 2                                                                     5%      7%      9%
--------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. -- Mid-Cap Equity Fund                                   2%      2%      3%
--------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund -- VIP Mid Cap Portfolio --
Service Class 2                                                                     2%      2%      3%
--------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap
Fund/VA -- Service Shares                                                           3%      4%      5%
--------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein
International Value Portfolio -- Class B                                           14%     18%     23%
--------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I -- Columbia Marsico International
Opportunities Fund, Variable Series -- Class B                                      6%      8%     10%
--------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds -- AIM V.I. International Growth Fund -- Series II
shares                                                                              6%      8%     10%
--------------------------------------------------------------------------------------------------------
The Prudential Series Fund -- Natural Resources Portfolio -- Class II               1%      2%      2%
--------------------------------------------------------------------------------------------------------

                                                                                   60%     80%    100%
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust -- Low Duration Portfolio -- Administrative
Class Shares                                                                       24%     12%      0%
--------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust -- Long-Term U.S. Government Portfolio  --
 Administrative Class Shares                                                        4%      2%      0%
--------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust -- Total Return Portfolio -- Administrative Class
Shares                                                                              4%      2%      0%
--------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond
Portfolio -- Service Class 2                                                        4%      2%      0%
--------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust -- VT Floating -- Rate Income Fund                       4%      2%      0%
--------------------------------------------------------------------------------------------------------

                                                                                   40%     20%      0%
--------------------------------------------------------------------------------------------------------

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.

You may allocate some or all of your purchase payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision.

Generally, you may allocate your premium payments and/or transfer assets to the Guarantee Account. We may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus. The Guarantee Account is not available to contract owners who have elected Lifetime Income Plus 2007 or Payment Optimizer Plus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us; general economic trends; and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. All assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the Joint Annuitant charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual lifespan of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

We designed the Bonus Credit as part of the overall sales load structure for the contracts. When the contracts were designed, we set the Bonus Credit level and the level of the surrender charge to reflect the overall level of sales load and distribution expenses associated with the contracts. Although there is no specific charge for the Bonus Credit, we may use a portion of the surrender charge and mortality and expense risk charge to help recover the cost of providing the Bonus Credit under the contract. We may realize a profit from this feature.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all the sales and distribution expenses we actually incur. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on total surrenders and partial withdrawals of purchase payments taken within the first nine years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Subaccounts, we will deduct the charge from all assets in the Guarantee Account. Charges taken from the Guarantee Account will be taken first from assets that have been in the Guarantee Account for the longest period of time.

The surrender charge is as follows:

                     Surrender Charge
                    as a Percentage of
Number of Completed  the Surrendered
  Years Since We       or Withdrawn
   Received the          Purchase
 Purchase Payment        Payment
--------------------------------------
         0                  9%
         1                  8%
         2                  7%
         3                  6%
         4                  5%
         5                  4%
         6                  3%
         7                  2%
         8                  1%
     9 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2, or Optional Payment Plan 3 (for a period of 5 or more years); or

  .  if a waiver of surrender charge provision applies.

You may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract (including any Bonus Credits) and then from purchase payments made. A surrender charge is not assessed on any amounts representing gain or Bonus Credits. The free withdrawal amount is not cumulative from contract year to contract year. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Joint Life and Survivor Income) or Optional Payment Plan 3 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more. In addition, we will waive the surrender charges if you take income payments pursuant to the terms of Payment Optimizer Plus. We may also waive surrender charges for certain withdrawals made pursuant to Lifetime Income Plus 2007. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Lifetime Income Plus 2007," and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.65% of your daily net assets of the Separate Account. The charge consists of a mortality and expense risk charge at an effective annual rate of 1.40% and an administrative expense charge at an effective annual rate of 0.25%. If the contract is a Joint Annuitant contract, we assess an additional Joint Annuitant charge at an effective annual rate of 0.20% against the daily net asset value of the Separate Account. We will also assess the applicable charge for any optional benefit you may elect, as described below. The deductions from the Separate Account are reflected in your Contract Value.

Charges for the Living Benefit Rider Options

Lifetime Income Plus 2007

We charge you for expenses related to Lifetime Income Plus 2007, if you elect this rider at the time of application. This charge is deducted daily from the Separate Account currently at an annual rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. The rider charge for a Joint Annuitant contract is in addition to the Joint Annuitant charge that is applicable and is charged on the contract.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus 2007 may not be available in all markets. We reserve the right to discontinue offering Lifetime Income Plus 2007 at any time and for any reason.

Payment Optimizer Plus

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the

Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

Charges for the Death Benefit Rider Options

Annual Step-Up Death Benefit Rider

We charge you for expenses related to the Annual Step-Up Death Benefit Rider if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Other Charges

Annual Contract Maintenance Charge

We will deduct an annual contract maintenance charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $40,000 or more.

We will allocate the annual contract maintenance charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

Deductions for Premium Tax

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. The premium tax generally depends upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer after the twelfth transfer in a calendar year. This charge is at our cost with no profit to us.

THE CONTRACT

The contract is an individual flexible purchase payment variable deferred annuity contract. Your rights and benefits are described below and in the contract.

Purchase of the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 80. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract.
Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges that would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for
Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. You may name a joint owner for a Non-Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each owner may exercise any ownership rights on behalf of the other, except ownership changes. In addition, when the joint owner is not the owner's spouse, consent must be obtained from both owners when exercising rights under the contract.

Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner, subject to the death benefit provisions in the contract and any death benefit provisions in an applicable living benefit rider option.

You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Service Center, provided you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your payment plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant(s) life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so. Any new owner approved by us is subject to the terms and conditions of the contract. Any new owner must be acceptable to us.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Service Center in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elected Payment Optimizer Plus or Lifetime Income Plus 2007 at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. You may not, however, change the Optional Payment Plan once elected at the time of application.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. However, an assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect Lifetime Income Plus 2007, our Service Center must approve any assignment, unless such assignment was made pursuant to a court order.

You may assign the benefits provided by Payment Optimizer Plus. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of Payment Optimizer Plus.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by terms of elected riders. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 at the time of payment, the total amount not subject to prior approval is $1,000,000. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $10,000 for Non-Qualified Contracts and $5,000 for Qualified Contracts ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $250 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

Valuation Day and Valuation Period

We will value Accumulation Units and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts and the Guarantee Account at any one time. The Guarantee Account may not be available in all markets. The percentage of any purchase payment that you can put into any one Subaccount or interest rate guarantee period must equal a whole percentage and cannot be less than $100. In addition, currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

If you have elected Payment Optimizer Plus or Lifetime Income Plus 2007, you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Lifetime Income Plus 2007" and "Income Payments --Payment Optimizer Plus" provisions of the prospectus.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Service Center.

Bonus Credits

The Bonus Credit is an amount we add to each purchase payment we receive. We will apply the Bonus Credit to your Contract Value. The amount of the Bonus Credit is based on cumulative purchase payments (adjusted for withdrawals) applied to the contract and depends on whether the purchase payment, when added to previous purchase payments, is within or exceeds a breakpoint. The Bonus Credit will be applied only to the purchase payment that takes cumulative purchase payments (adjusted for withdrawals) over a designated breakpoint. Bonus Credits will be applied as follows:

Cumulative Purchase Payments (adjusted for
withdrawals)                               Bonus Credit
-------------------------------------------------------
           $0 to $249,999                      4.0%
-------------------------------------------------------
           $250,000 to $499,999                4.5%
-------------------------------------------------------
           $500,000 and over                   5.0%

For example, if your first purchase payment is $240,000, we will add 4.0% to the $240,000. If you make a subsequent purchase payment of $100,000, we will add 4.5% to the $100,000, because that purchase payment brought your cumulative purchase payments above the first breakpoint.

The Annuitant cannot be older than age 80 at the time of application. We fund the Bonus Credits from our General Account. We apply the Bonus Credits when we apply your purchase payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable purchase payment. We do not consider Bonus Credits as "purchase payments" for purposes of the contract. In addition, please note that any applicable Bonus Credit will not be included in the Withdrawal Base, Rider Death Benefit or Roll-Up Value, if applicable, if you elected Lifetime Income Plus 2007 or the benefit base if you elected the Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the Bonus Credit or any related earnings in the Withdrawal Base or benefit base. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the Bonus Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the contract. The Bonus Credit is referred to as an "enhanced payment amount" in your contract.

Valuation of Accumulation Units

Partial withdrawals, surrender and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the mortality and expense risk charges, administrative expense charges and any optional rider charges (but not any optional death benefit rider charges) from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we

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take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. If you elect Payment Optimizer Plus or Lifetime Income Plus 2007, the benefits you receive under such rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. We may also limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Service Center, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Service Center.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the first transfer in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

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We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30-day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short- term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of Payment Optimizer Plus or Lifetime Income Plus 2007.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

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   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery

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service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30-day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, effective April 16, 2007, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer

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activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or the Guarantee Account to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application; or

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 313-5282.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

  . when the assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new interest rate guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the Enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the Enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in Enhanced Dollar Cost Averaging as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

Dollar Cost Averaging is not available if you have elected the Payment Optimizer Plus or Lifetime Income Plus 2007 and you are allocating assets in accordance with the prescribed Investment Strategy. Dollar Cost Averaging also is not available if you are participating in the Asset Allocation Program.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause

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your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Service Center. You may not participate in the Portfolio Rebalancing program if you have elected Payment Optimizer Plus or Lifetime Income Plus 2007 and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected Payment Optimizer Plus or Lifetime Income Plus 2007 at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, the interest sweep transfer will be processed first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. This program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to partially withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $5,000. If your partial withdrawal request would reduce your Contract Value to less than $5,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) your Contract Value (after deduction of any charges for the optional rider(s), if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

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We may pay the Surrender Value in a lump sum or under one of the Optional
Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro rata basis in proportion to your assets allocated to the Separate Account. If you elect Payment Optimizer Plus or Lifetime Income Plus 2007 and take a partial withdrawal, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value.

When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that a partial withdrawal (including partial withdrawals taken pursuant to the terms of Lifetime Income Plus 2007) may reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus.

Partial withdrawals may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% IRS penalty tax. See the "Tax Matters" provision of this prospectus.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must submit a completed Systematic Withdrawal form to our Service Center. You can obtain the form from an authorized sales representative or from our Service Center.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by canceling Accumulation Units on a pro rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Subaccounts are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments subject to the following:

   (1) you may request only one such change in a calendar quarter; and

   (2) if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $5,000. If a Systematic Withdrawal would cause the Contract Value to be less than $5,000, then we will not process that Systematic Withdrawal transaction. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw free of any surrender charges in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. In addition, if you elect Lifetime Income Plus 2007, partial withdrawals and withdrawals under a Systematic Withdrawal program may also reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Lifetime Income Plus 2007" provision below. Partial withdrawals under a Systematic Withdrawal program may also reduce your death benefit. See "The Death Benefit" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Lifetime Income Plus 2007

We reserve the right to discontinue Lifetime Income Plus 2007 at any time and for any reason. If you wish to elect the rider, you must do so at the time of application. Lifetime Income Plus 2007 may be elected with the Annual Step-Up Death Benefit Rider but not with any of the other death benefit rider options.

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in a Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy" provision below.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior Contract Anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider Bonus Credits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable Bonus Credit will not be included in the Withdrawal Base, Rider Death Benefit or Roll-Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the Bonus Credit or any related earnings in the Withdrawal Base.

In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, and the Rider Death Benefit will only be increased by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base, Rider Death Benefit, and/or Roll-Up Value for any subsequent purchase payments
received.   As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. For example, since the Withdrawal Base would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Withdrawal Base, Rider Death Benefit or Roll-Up Value, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus 2007, because it is less likely that your Contract Value will be less than the Withdrawal Base or Roll-Up Value. Bonus Credits will have a similar effect on your contract because they increase Contract Value but do not adjust the Withdrawal Base, Rider Death Benefit or Roll-Up Value when they are applied to the contract. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments or Bonus Credits; (ii) any such purchase payments or Bonus Credits make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restore will occur on the next Valuation Day. The restore feature under this rider may be used only once and is not available on or after the Annuity Commencement Date.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election in a form acceptable to us at least 15 days prior to your next contract anniversary.

Reset. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Service Center to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Service Center;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2007 and while the rider is in effect.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum, calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under this provision. The Rider Death Benefit will be reduced by each payment. The Rider Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Service Center due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Service Center, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payments.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross

Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Investment Strategy

In order to receive the full benefit provided by Lifetime Income Plus 2007, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The current Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction in your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or Reset of the Benefit" provision above.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       GE Investments Funds, Inc. -- Total Return Fund --Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds --Oppenheimer Balanced Fund/VA -- Service Shares;

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares; and/or

       XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

When the Rider is Effective

Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than the payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Examples

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (6) the Roll-Up Value increases until age 70;

   (7) the contract earns a net return of -2%;

   (8) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (9) the Withdrawal Base is systematically reset annually on the contract anniversary; and

  (10) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    63           104,000            --        101,920        100,000     105,000     101,920
    64           101,920            --         99,882        101,920     110,000     101,920
    65            99,882            --         97,884        101,920     115,000     101,920
    66            97,884            --         95,926        101,920     120,000     101,920
    67            95,926            --         94,008        101,920     125,000     101,920
    68            94,008            --         92,128        101,920     130,000     101,920
    69            92,128            --         90,285        101,920     135,000     101,920
    70            90,285         8,400         80,079        101,920     140,000      93,520
    71            80,079         8,400         70,078        101,920     140,000      85,120
    72            70,078         8,400         60,276        101,920     140,000      76,720
    73            60,276         8,400         50,671        101,920     140,000      68,320
    74            50,671         8,400         41,257        101,920     140,000      59,920
    75            41,257         8,400         32,007        101,920     140,000      51,520
    76            32,007         8,400         22,942        101,920     140,000      43,120
    77            22,942         8,400         14,058        101,920     140,000      34,720
    78            14,058         8,400          5,352        101,920     140,000      26,320
    79             5,352         8,400             --        101,920     140,000      17,920
    80                --         8,400             --        101,920     140,000       9,520
    81                --         8,400             --        101,920     140,000       1,120
    82                --         8,400             --        101,920     140,000          --
    83                --         8,400             --        101,920     140,000          --
    84                --         8,400             --        101,920     140,000          --
    85                --         8,400             --        101,920     140,000          --
    86                --         8,400             --        101,920     140,000          --
    87                --         8,400             --        101,920     140,000          --
    88                --         8,400             --        101,920     140,000          --
    89                --         8,400             --        101,920     140,000          --
    90                --         8,400             --        101,920     140,000          --
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (6) the Roll-Up Value increases for 5 years;

   (7) the contract earns a net return of -2%;

   (8) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (9) the Withdrawal Base is systematically reset annually on the contract anniversary; and

  (10) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    78           104,000            --        101,920        100,000     105,000     101,920
    79           101,920            --         99,882        101,920     110,000     101,920
    80            99,882            --         97,884        101,920     115,000     101,920
    81            97,884            --         95,926        101,920     120,000     101,920
    82            95,926         8,750         85,258        101,920     125,000      93,170
    83            85,258         8,750         74,803        101,920     125,000      84,420
    84            74,803         8,750         64,557        101,920     125,000      75,670
    85            64,557         8,750         54,515        101,920     125,000      66,920
    86            54,515         8,750         44,675        101,920     125,000      58,170
    87            44,675         8,750         35,007        101,920     125,000      49,420
    88            35,007         8,750         25,531        101,920     125,000      40,670
    89            25,531         8,750         16,246        101,920     125,000      31,920
    90            16,246         8,750          7,146        101,920     125,000      23,170
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the Roll-Up Value increases for 1 year;

   (7) the contract earns a net return of 8%;

   (8) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (9) the Withdrawal Base is systematically reset annually on the contract anniversary; and

  (10) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    66           104,000         5,775        106,545        100,000     105,000     106,545
    67           106,545         5,860        109,209        106,545     105,000     109,209
    68           109,209         6,006        111,939        109,209     105,000     111,939
    69           111,939         6,157        114,737        111,939     105,000     114,737
    70           114,737         6,311        117,606        114,737     105,000     117,606
    71           117,606         6,468        120,546        117,606     105,000     120,546
    72           120,546         6,630        123,560        120,546     105,000     123,560
    73           123,560         6,796        126,649        123,560     105,000     126,649
    74           126,649         6,966        129,815        126,649     105,000     129,815
    75           129,815         7,140        133,060        129,815     105,000     133,060
    76           133,060         7,318        136,387        133,060     105,000     136,387
    77           136,387         7,501        139,796        136,387     105,000     139,796
    78           139,796         7,689        143,291        139,796     105,000     143,291
    79           143,291         7,881        146,873        143,291     105,000     146,873
    80           146,873         8,078        150,545        146,873     105,000     150,545
    81           150,545         8,280        154,309        150,545     105,000     154,309
    82           154,309         8,487        158,167        154,309     105,000     158,167
    83           158,167         8,699        162,121        158,167     105,000     162,121
    84           162,121         8,917        166,174        162,121     105,000     166,174
    85           166,174         9,140        170,328        166,174     105,000     170,328
    86           170,328         9,368        174,586        170,328     105,000     174,586
    87           174,586         9,602        178,951        174,586     105,000     178,951
    88           178,951         9,842        183,425        178,951     105,000     183,425
    89           183,425        10,088        188,010        183,425     105,000     188,010
    90           188,010        10,341        192,711        188,010     105,000     192,711
----------------------------------------------------------------------------------------------

THE DEATH BENEFIT

Distribution Provisions Upon Death of Owner or Joint Owner

In certain circumstances, federal tax law requires that distributions be made under this contract. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner who is not also an Annuitant or Joint Annuitant dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we have receipt of the request for surrender or choice of applicable payment option, due proof of death and any required forms at our Service Center.

Death Benefit at Death of Any Annuitant Before Annuity Commencement Date

If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Service Center of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit; and

   (2) the Annual Step-Up Death Benefit Rider.

We automatically provide the Basic Death Benefit to you. The Annual Step-Up Death Benefit Rider is available to you for an additional charge and must be elected at the time of application.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals (including any applicable surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any withdrawals taken pursuant to Lifetime Income Plus 2007) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

Annual Step-Up Death Benefit Rider

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Service Center will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and
(b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of Lifetime Income Plus 2007) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to Lifetime Income Plus 2007) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium taxes assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider.

Termination of Death Benefit Rider Options When Contract Assigned or Sold

The Annual Step-Up Death Benefit Rider will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

How to Claim Proceeds and/or Death Benefit Payments

At the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant if any owner is a non-natural entity;

all members of the class first listed below having a member alive or in existence on the date of that death will become the designated beneficiary:

   (1) the owner or joint owner;

   (2) the primary beneficiary;

   (3) the contingent beneficiary; or

   (4) the owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Upon such notification of death, we will transfer all assets in the

Separate Account to the GE Investments Funds, Inc. -- Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

Any proceeds will be paid in equal shares to one or more designated beneficiaries in accordance with the contract unless otherwise specified by the owner. The distribution rules will be applied as if each designated beneficiary's portion were a separate contract. If a designated beneficiary dies prior to filing a death claim, death proceeds will be paid to that designated beneficiary's estate.

Payment Choices: The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices (and if no election is made, the default payment choice described below will apply):

   (1) apply the proceeds to provide income under Optional Payment Plan 1, Life Income with Period Certain, as described in the "Optional Payment Plans" provision of this prospectus. The first income payment must be made no later than one year after the date of death. The period certain must not exceed the designated beneficiary's life expectancy, as determined by the Internal Revenue Service. The designated beneficiary becomes the Owner and Annuitant under the "Optional Payment Plans" provision of this prospectus;

   (2) receive the proceeds in one lump sum payment;

   (3) receive the proceeds over a period of five years following the date of death. We will set the Contract Value to be equal to the death proceeds as of the first Valuation Day that we have received due proof of death. At any time during the five-year period following the date of death, a partial or full distribution may be taken from the contract. The Contract Value as of the date of the distribution request will be the amount payable. We will pay, in one payment, any Contract Value remaining at the earlier of the end of the five-year period or at the death of the designated beneficiary;

   (4) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision below.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Service Center, payments will default to payment choice 3 (proceeds paid within five years of death).

Distribution Rules

When Death Occurs Before the Annuity Commencement Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules do not apply to Qualified Contracts and may not apply to contracts held by certain entities. Contracts that are not subject to these rules may be subject to other distribution rules, however. See the "Tax Matters" provision of this prospectus. If the sole designated beneficiary is the spouse of the deceased owner, the spouse may continue the contract as the new owner. If the deceased owner was also an Annuitant or Joint Annuitant, the spouse will automatically become the new sole Annuitant replacing any other Annuitant. As the new named owner and Annuitant, the spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. At the death of the surviving spouse, this spousal continuation provision may not be used again (for example, in the case where the surviving spouse remarries). If the spouse is one of multiple designated beneficiaries, the spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. Instead, the proceeds from the contract must be distributed in accordance with payment choice 1, 2, or 3.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

INCOME PAYMENTS

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you elect to take income payments pursuant to Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract. See the "Payment Optimizer Plus" provision in this section.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Service Center prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Lifetime Income Plus 2007 applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; or (ii) if Payment Optimizer Plus applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will make monthly income payments to the owner beginning on the Annuity Commencement Date provided an Annuitant is still living. Unless you have elected Payment Optimizer Plus, and subject to the provisions discussed above, we will make the monthly income payment in the form of a Life Income with a 10 Year Period Certain plan or a Joint Life and Survivor Income with a 10 Year Period Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant(s) instead of the payee, unless you make another election as described below. If you elected Payment Optimizer Plus, we will make monthly income payments over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract in a lump sum on the date immediately preceding the Annuity Commencement Date, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with a 10 Year Period Certain plan if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10-year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Income with a 10 Year Period Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10-year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract also provides optional forms of income payments, ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 2 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under all available payment plans, if any payment that is made more frequently than annually is, would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a lump sum payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

   (1) your Surrender Value on the Valuation Day immediately preceding the Annuity Commencement Date;

   (2) the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

   (3) the specific payment plan you choose; and

   (4) if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract unless you have fully annuitized under Payment Optimizer Plus:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 5 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus 2007 has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 5 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 3 (Income for a Fixed Period), Optional Payment Plan 4 (Income of a Definite Amount) and Optional Payment Plan 5 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If a request for redemption is received in good order for Optional Payment Plan 3, Optional Payment Plan 4 or Optional Payment Plan 5, the payment will generally be made within seven days; however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Contract Value as of the Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount on the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing (i) one by (ii) one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect Payment Optimizer Plus, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. We reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of

Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Please note that we do not consider Bonus Credits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable Bonus Credit will not be included in the benefit base. You will have to reset your benefit under the terms of the rider to capture the Bonus Credit or any related earnings in the benefit base. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. These and other features of the rider are more fully discussed below.

We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with the prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The current Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Service Center at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       GE Investments Funds, Inc. -- Total Return Fund --Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio --Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds --Oppenheimer Balanced
       Fund/VA -- Service Shares;

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares; and/or

       XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C.

We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Bonus Credits will have a similar effect on your contract because they increase Contract Value but do not adjust the benefit base when they are applied to the contract. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments or Bonus Credits; (ii) any such purchase payments or Bonus

Credits make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

Reset of Benefit Base

If all of the Annuitants are ages 50 through 85, you may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Service Center at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Systematic Resets. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Service Center at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Service Center to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Service Center; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the benefit base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your benefit base.

Monthly Income

The Annuity Commencement Date under this rider may be any Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Annuity

Commencement Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

Guaranteed Payment Floor. The guaranteed payment floor is the guaranteed amount of each monthly income. The guaranteed payment floor is equal to
(a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date; and

   (c) is 12.

For purposes of this rider, the benefits provided under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

Initial Monthly Income. The initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment. The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           Year Payments Begin  Maximum
                           --------------------   Age
                           After    Prior To   Adjustment
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

Subsequent Monthly Income. Subsequent annual income amounts are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of
(a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                   Level   Guaranteed Change in  Adjustment            Net
         Annual   Income    Payment   Adjustment  Account             Annual
 Annuity Income   Amount     Floor     Account    Balance   Monthly Investment
  Year   Amount  (Monthly) (Monthly)  (Annually) (Monthly)  Income    Return
 -----------------------------------------------------------------------------
    1    $ 7,658  $  638      $750     $ 1,342     $1,342   $  750     7.0%
    2      7,879     657       750       1,121      2,463      750     7.0%
    3      8,106     676       750         894      3,357      750     7.0%
    4      8,340     695       750         660      4,017      750     7.0%
    5      8,581     715       750         419      4,436      750     7.0%
    6      8,828     736       750         172      4,608      750     7.0%
    7      9,083     757       750         (83)     4,525      750     7.0%
    8      9,345     779       750        (345)     4,181      750     7.0%
    9      9,614     801       750        (614)     3,566      750     7.0%
   10      9,892     824       750        (892)     2,675      750     7.0%
   11     10,177     848       750      (1,177)     1,498      750     7.0%
   12     10,471     873       750      (1,471)        27      750     7.0%
   13     10,773     898       750         (27)         0      895     7.0%
   14     11,083     924       750           0          0      924     7.0%
   15     11,403     950       750           0          0      950     7.0%
   16     11,732     978       750           0          0      978     7.0%
   17     12,070   1,006       750           0          0    1,006     7.0%
   18     12,419   1,035       750           0          0    1,035     7.0%
   19     12,777   1,065       750           0          0    1,065     7.0%
   20     13,145   1,095       750           0          0    1,095     7.0%
 -----------------------------------------------------------------------------

   (1) The income base is the converted benefit base and is assumed to be $100,000.

   (2) The first annual income amount is calculated by applying a rate based on the Annuity 2000 Table and 4% interest to the Contract Value as of the Annuity Commencement Date.

   (3) All subsequent annual income amounts are calculated assuming hypothetical investment performance of 7% per year.

   (4) The level income amount is equal to the annual income amount divided by 12.

   (5) The guaranteed payment floor is 9% of the income base divided by 12.

   (6) The change in the adjustment account balance is equal to the guaranteed payment floor minus the level income amount, multiplied by 12, while the adjustment account is greater than zero.

   (7) The adjustment account balance is the sum of the changes in the adjustment account.

   (8) The monthly income is the greater of the level income amount minus the prior adjustment account balance divided by 12, and the guaranteed payment floor.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When Death Occurs Before Monthly Income Starts. If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

You may assign the benefits provided under this rider. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of this rider.

General Provisions

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  .  an owner may name only his or her spouse as a joint owner;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue; and

  . if you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a joint owner or Joint Annuitant only.

Examples

The following examples show how the rider works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments or withdrawals;

   (4) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (5) the contract earns a net return of 0%;

   (6) the benefit base is reset on each contract anniversary;

   (7) the Annuity Commencement Date is the fourth contract anniversary;

   (8) the guaranteed payment floor percentage is 7%;

   (9) the 12 month, period certain, single payment immediate annuity rate is 0%; and

  (10) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                             Additional
                                                               Death
                 Annual Level  Guaranteed                     Proceeds
         Annuity Income Income  Payment   Monthly Adjustment (Beginning
          Year   Amount Amount   Floor    Income   Account    of Year)
         --------------------------------------------------------------
            1    $6,778  $565     $607     $607     $  502    $104,000
            2     6,517  $543      607     $607      1,265      96,720
            3     6,266  $522      607     $607      2,279      89,440
            4     6,025  $502      607     $607      3,534      82,160
            5     5,794  $483      607     $607      5,020      74,880

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $104,000 x .06517 = $6,778). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $565 ($6,778 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($104,000 x .07) / 12 = $607). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $607 and $565. The additional death proceeds equal to the income base minus the sum of all monthly income paid.

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TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a
Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner pays current tax on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the non-natural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of a separate account such as the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of contract values. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and

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earnings. If income payments begin or are scheduled to begin at a date that the
IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) IRS rules are unclear, but with respect to an actual withdrawal or other transactions (such as an assignment or a gift) that is treated as a withdrawal for tax purposes, if you purchased Lifetime Income Plus 2007, it is possible that you will pay tax to the extent the remaining amount available under the benefit exceeds your "investment in the contract." This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A total surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a total surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to Lifetime Income Plus 2007 are subject to tax as partial withdrawals.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration --to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to Lifetime Income Plus 2007 are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. Periodic payments paid under a benefit rider (as previously described in this prospectus) are generally not taxed as income payments. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 5), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 4 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed in the same manner as an income payment if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed in the same manner as a surrender or a partial withdrawal, depending on the manner in which the death benefit is paid.

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Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of the owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional partial withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, a transfer between Subaccounts may result in payments not qualifying for this exception.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax described above.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Service Center for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a competent advisor.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's

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    gross income for the year. Certain employers may establish Simplified
     Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988;
     (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% penalty tax.

Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

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IRAs and Roth IRAs.  The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2, for other Qualified Contracts. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions: The Code may impose a penalty tax equal to 10% of the amount of any

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payment from your Qualified Contract that is includible in your income. The
Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or income payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal, surrender, or income payment, we will send you forms that explain the withholding requirements.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or total surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.

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In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a checkbook within 7 days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Service Center. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling
(800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of a contract is 8.5% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts --commissions paid to internal and external wholesalers of

Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm ("selling firms") that employs the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 0.5% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 7.0% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of purchase payments. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.

During 2006, no commissions were paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account as this product commenced new sales on June 4, 2007. In 2006, 2005 and 2004, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage Corporation anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.

ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

                  Genworth Life Insurance Company of New York
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void, and we will send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract;

   (2) if your Contract Value has decreased, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and plus any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract; or

   (3) if required by the law of your state, your purchase payments minus any partial surrenders you previously have taken.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is canceled during the free-look period.

If you cancel your contract, it will be void. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the State of New York at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof death, age, gender, marital status or survival and any other required forms before we act on contract provisions relating to the death of any person or persons, or those provisions that are dependent upon age, gender, marital status or survival.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Legal Proceedings

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. We are also subject to various regulatory inquiries, such as information requests, subpoenas and books and record examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations.

Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

Recently, the insurance industry has become the focus of increased scrutiny by regulatory and law enforcement authorities concerning certain practices within the insurance industry. In this regard, in May 2005, Genworth Financial, Inc. ("Genworth") received a subpoena from the Northeast Regional Office of the SEC, requiring the production of documents related to "certain loss mitigation insurance products," such as finite risk reinsurance. In the subpoena, Genworth is defined as including, among other things, its subsidiaries and affiliates. We cooperated with Genworth in connection with Genworth's response to the SEC's subpoena in June and July 2005 and will cooperate with respect to any follow-up requests or inquiries. Additionally, in May and June 2005, we received information requests from the State of Delaware Department of Insurance and the State of Connecticut Insurance Department on the same general subject, to which we responded. We will cooperate with respect to any follow-up requests or inquiries. In 2005, GE received a subpoena from the United States Attorney's Office for the Southern District of New York, also on the same general subject. In the subpoena, GE is defined as including, among other things, its subsidiaries and affiliates. We cooperated with GE in connection with GE's response to the subpoena and will cooperate with respect to any follow-up requests or inquiries.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Variable Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Variable Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

Examples of the Available Death Benefits

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of Lifetime Income Plus 2007) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/07 $10,000  $10,000     $10,000
3/31/15           20,000      20,000
3/31/16           14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2016, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and Joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Annual Step-Up Death Benefit Rider

The following example shows how the Annual Step-Up Death Benefit Rider works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

End of Annuitant's Contract Death Benefit
 Year      Age      Value      Amount
-----------------------------------------
  1        76      $103,000   $103,000
  2        77       112,000    112,000
  3        78        90,000    112,000
  4        79       135,000    135,000
  5        80       130,000    135,000
  6        81       150,000    150,000
  7        82       125,000    135,000
  8        83       145,000    145,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of Lifetime Income Plus 2007) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

TABLE OF CONTENTS

Statement of Additional Information

The Company................................................................ B-3

The Separate Account....................................................... B-3

Additional Information About the Guarantee Account......................... B-3

The Contracts.............................................................. B-3
   Transfer of Annuity Units............................................... B-3
   Net Investment Factor................................................... B-4

Termination of Participation Agreements.................................... B-4

Calculation of Performance Data............................................ B-5
   Subaccount Investing in GE Investments Funds, Inc. -- Money Market Fund. B-5
   Other Subaccounts....................................................... B-6
   Other Performance Data.................................................. B-6

Tax Matters................................................................ B-7
   Taxation of Genworth Life Insurance Company of New York................. B-7
   IRS Required Distributions.............................................. B-7

General Provisions......................................................... B-7
   Using the Contracts as Collateral....................................... B-7
   The Beneficiary......................................................... B-8
   Non-Participating....................................................... B-8
   Misstatement of Age or Gender........................................... B-8
   Incontestability........................................................ B-8
   Statement of Values..................................................... B-8
   Trust as Owner or Beneficiary........................................... B-8
   Written Notice.......................................................... B-8

Legal Developments Regarding Employment-Related Benefit Plans.............. B-8

Regulation of Genworth Life Insurance Company of New York.................. B-8

Experts.................................................................... B-8

Financial Statements....................................................... B-8

Genworth Life Insurance Company of New York

                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                       Variable Annuity Service Center:
                6610 West Broad Street Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

Genworth Life Insurance Company of New York
Variable Annuity Service Center
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form NY1166B 3/07, to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    Statement of Additional Information For
         Flexible Purchase Payment Variable Deferred Annuity Contracts

                               Form NY1166B 3/07

                                  Issued by:
                  Genworth Life Insurance Company of New York
                Genworth Life of New York VA Separate Account 1
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                       Variable Annuity Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 313-5282

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated July 30, 2007, for the flexible purchase payment variable deferred annuity contracts issued by Genworth Life Insurance Company of New York through its Genworth Life of New York VA Separate Account 1. The terms used in the current prospectus for the flexible purchase payment variable deferred annuity contracts are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

Call:     (800) 313-5282

Or write: Genworth Life Insurance Company of New York
          Variable Annuity Service Center
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.genworth.com

Or:       contact your financial representative

The date of this Statement of Additional Information is July 30, 2007.

TABLE OF CONTENTS

The Company.................................................................... B-3

The Separate Account........................................................... B-3

Additional Information About the Guarantee Account............................. B-3

The Contracts.................................................................. B-3
   Transfer of Annuity Units................................................... B-3
   Net Investment Factor....................................................... B-4

Termination of Participation Agreements........................................ B-4

Calculation of Performance Data................................................ B-5
   Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund. B-5
   Other Subaccounts........................................................... B-6
   Other Performance Data...................................................... B-6

Tax Matters.................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York..................... B-7
   IRS Required Distributions.................................................. B-7

General Provisions............................................................. B-7
   Using the Contracts as Collateral........................................... B-7
   The Beneficiary............................................................. B-8
   Non-Participating........................................................... B-8
   Misstatement of Age or Gender............................................... B-8
   Incontestability............................................................ B-8
   Statement of Values......................................................... B-8
   Trust as Owner or Beneficiary............................................... B-8
   Written Notice.............................................................. B-8

Legal Developments Regarding Employment-Related Benefit Plans.................. B-8

Regulation of Genworth Life Insurance Company of New York...................... B-8

Experts........................................................................ B-8

Financial Statements........................................................... B-8

The Company

We are a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. In February 1990, we were transferred to a wholly-owned subsidiary of Great Northern Insured Annuity Corporation from GNA Life Insurance Company. In October 1993, we were the surviving entity in a merger with United Pacific Reliance Life Insurance Company of New York and as a result became partially-owned by United Pacific Life Insurance Company ("UPL"). UPL later changed its name to General Electric Capital Assurance Company, which is now known as Genworth Life Insurance Company ("GLIC"). In January 1999, we became a wholly-owned subsidiary of GLIC when Great Northern Insured Annuity Corporation merged with and into GLIC.

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") were merged with and into Genworth Life and Annuity Insurance Company ("GLAIC"), and affiliate of the Company. GLAIC is the surviving entity. Due to the mergers of FHL and FCL, GLAIC acquired ownership in American Mayflower Life Insurance Company of New York ("AML"). Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of AML, formerly a wholly-owned subsidiary of FCL, to the Company. As a result, GLAIC has a non-majority ownership interest in the Company. AML was merged into the Company, with the Company being the surviving entity.

We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to developing solutions that help meet the investment, protection, homeownership, retirement and independent lifestyle needs of more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income and Institutional, formerly known as Retirement Income and Investments.

  . Protection. We offer customers life insurance, including term, whole and universal life, and long-term care insurance.

  . Retirement Income and Institutional. We offer customers a variety of wealth accumulation, income distribution and institutional investment products. Retail products include: individual fixed and variable annuities; group variable annuities offered through retirement plans; single premium immediate annuities; and variable life insurance. Institutional products include: guaranteed investment contracts ("GICs"), funding agreements and funding agreements backing notes ("FABNs").
We principally offer annuity contracts, Medicare supplement insurance and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York, 10017. Our principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.

We are subject to regulation by the Insurance Department of the State of New York. We file an annual statement with the New York Commissioner of Insurance on or before March 1 of each year covering our operations and reporting our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State of New York, Department of Insurance, at least every 5 years.

The Separate Account

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

If available, the initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by
(c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is the daily factor for the Valuation Period representing the asset charge deducted from the Subaccount adjusted for the number of days in the Valuation Period.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM Variable Insurance Funds. This agreement may be terminated by the parties upon six months' advance written notice.

AllianceBernstein Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

BlackRock Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.

Columbia Funds Variable Insurance Trust I. This agreement may be terminated by the parties upon 60 days' advance written notice.

Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.

Franklin Templeton Variable Insurance Products Trust. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

The Prudential Series Fund. This agreement may be terminated by the parties upon 60 days' advance written notice.

The Universal Institutional Funds, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice.

Van Kampen Life Investment Trust. This agreement may be terminated by the parties upon six months' advance written notice.

XTF Advisors Trust. This agreement may be terminated by the parties upon 90 days' advance written notice.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccount Investing In the GE Investments Funds, Inc. -- Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.40% of the hypothetical investment in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of 0.25% of assets in the Separate Account), and the Joint Annuitant charge (deducted daily at an effective annual rate of 0.20% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP =   the net change in the value of the investment Portfolio
        (exclusive of realized gains and losses on the sale of
        securities and unrealized appreciation and depreciation
        and income other than investment income) for the
        seven-day period attributable to a hypothetical account
        having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the
        seven-day period.
UV  =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP =   the net change in the value of the investment Portfolio
        (exclusive of realized gains and losses on the sale of
        securities and unrealized appreciation and depreciation
        and income other than investment income) for the
        seven-day period attributable to a hypothetical account
        having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the
        seven-day period.
UV  =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments, Funds, Inc. -- Money Market Fund will be lower than the yield for GE Investments Funds, Inc. -- Money Market Fund.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, the mortality and expense risk charge and the Joint Annuitant charge).

   (2) The annual contract charge is $25 per year, deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.25% of Contract Value. This charge is waived if the Contract Value is $40,000 or more at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of four years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the maximum charges for all available optional riders.

   (5) Standardized total return assumes the payment of a full 4% Bonus Credit, which is the Bonus Credit applied to a single investment of $1,000. If a higher Bonus Credit is applied or if no Bonus Credit is applied, the total return figures would be different.

   (6) Standardized total return does not reflect the deduction of any premium taxes.

   (7) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1

where:

TR  =   the average annual total return for the period.
ERV =   the ending redeemable value (reflecting deductions as
        described above) of the hypothetical investment at the
        end of the period.
P   =   a hypothetical single investment of $1,000.
N   =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

CTR =   the cumulative total return for the period.
ERV =   the ending redeemable value (reflecting deductions as
        described above) of the hypothetical investment at the
        end of the period.
P   =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life Insurance Company of New York

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" provision of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions that are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security for a loan. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Service Center will not be affected. We are not responsible for the validity or tax consequences of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Service Center. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. It does not share in our profits or surplus. No dividends are payable.

Misstatement of Age or Gender

If any person's age or gender is misstated, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender. If any overpayments have been made, future payments will be adjusted. Any underpayments will be paid in full.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Service Center at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life Insurance Company of New York

Besides federal securities laws, we are subject to the New York insurance laws.

Experts

The consolidated financial statements for Genworth Life Insurance Company of New York and subsidiary as of December 31, 2006 and 2005, and for each of the years in the three-year period ended December 31, 2006, and the financial statements of the Separate Account as of December 31, 2006 and for each of the years or lesser periods in the two-year period ended December 31, 2006, have been incorporated by reference herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

The report of KPMG LLP dated April 23, 2007 with respect to the consolidated financial statements Genworth Life Insurance Company of New York and subsidiary refers to a change in accounting for certain nontraditional long-duration contracts and separate accounts in 2004.

Financial Statements

This Statement of Additional Information contains the financial statements for the Company, as of December 31, 2006 and 2005, and for each of the years in the three-year period ended December 31, 2006 and the financial statements of the Separate Account, as of December 31, 2006 and for each of the years or lesser periods in the two-year period ended December 31, 2006. The financial statements of the Company included in the Statement of Additional Information should be distinguished from the financial statements of the Separate Account, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year Ended December 31, 2006

    (With Report of Independent Registered Public Accounting Firm Thereon)

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               Table of Contents

                               December 31, 2006

                                                                       Page
                                                                       -----
Independent Registered Public Accounting Firm's Report................   F-1

Statements of Assets and Liabilities..................................   F-3

Statements of Operations..............................................  F-30

Statements of Changes in Net Assets...................................  F-57

Notes to Financial Statements......................................... F-104

            Report of Independent Registered Public Accounting Firm

Contract Owners
Genworth Life of New York VA Separate Account 1 and
The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying statements of assets and liabilities of Genworth Life of New York VA Separate Account 1 (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. Global Real Estate Fund -- Series II shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Large Cap Growth -- Series I Shares; The Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Global Technology Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series -- Class B; Dreyfus -- Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio; DWS Variable Series II -- DWS Dreman High Return Equity VIP -- Class B Shares, DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Technology VIP -- Class B Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Templeton Global Income Securities Fund -- Class I Shares, Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class I Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Equity Fund, Total Return Fund -- Class 1 shares, U.S. Equity Fund, Value Equity Fund, Total Return Fund -- Class 3 shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Large Cap Growth Portfolio -- Institutional Shares, Large Cap Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Institutional Shares, Worldwide Growth Portfolio -- Service Shares; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio 1, JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1, JPMorgan Insurance Trust Government Bond Portfolio 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1, JPMorgan Insurance Trust Balanced Portfolio 1; J.P. Morgan Series Trust II -- Bond Portfolio, International Equity Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio -- Class II, Legg Mason Partners Variable Investors Portfolio -- Class I, Legg Mason Partners Variable Strategic Bond

Portfolio -- Class I, Legg Mason Partners Variable Total Return Portfolio -- Class I, Legg Mason Partners Variable Total Return Portfolio -- Class II; Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Old Mutual Insurance Series Fund. -- Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth Portfolio; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Oppenheimer MidCap Fund/VA, Oppenheimer MidCap Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; The Prudential Series Fund, Inc. -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares; Rydex Variable Trust -- OTC Fund; Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Strategic Growth Portfolio -- Class II Shares) as of December 31, 2006, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two-year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life of New York VA Separate Account 1 as of December 31, 2006, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Richmond, Virginia
April 17, 2007

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                            As of December 31, 2006

                                                             AIM Variable Insurance Funds
                                           -----------------------------------------------------------------
                                               AIM V.I.        AIM V.I.
                                                Basic           Capital        AIM V.I.         AIM V.I.
                                                Value        Appreciation     Core Equity     Global Real
                              Consolidated     Fund --          Fund --         Fund --      Estate Fund --
                                 Total     Series II shares Series I shares Series I shares Series II shares
                              ------------ ---------------- --------------- --------------- ----------------
Assets:
Investments at fair
  value (note 2b)............ $477,539,133    2,545,268         872,300         967,395         263,379
Dividend receivable..........    1,010,834           --              --              --              --
Receivable for units sold....    1,324,226          219              74              81              22
                              ------------    ---------         -------         -------         -------
       Total assets..........  479,874,193    2,545,487         872,374         967,476         263,401
                              ------------    ---------         -------         -------         -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....       65,011          329             111             124              35
Payable for units
  withdrawn..................       49,348           --              --              --              --
                              ------------    ---------         -------         -------         -------
       Total liabilities.....      114,359          329             111             124              35
                              ------------    ---------         -------         -------         -------
Net assets attributable
  to variable annuity
  contract owners............ $479,759,834    2,545,158         872,263         967,352         263,366
                              ============    =========         =======         =======         =======
Investments in
  securities at cost......... $434,993,220    2,175,263         798,155         891,239         224,514
                              ============    =========         =======         =======         =======
Shares outstanding...........   36,223,016      192,241          33,268          35,540           9,219
                              ============    =========         =======         =======         =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                AIM Variable Insurance Funds
                                        (continued)               The Alger American Fund
                              -------------------------------- -----------------------------
                                                                                  Alger
                                  AIM V.I.                         Alger         American
                               International      AIM V.I.        American        Small
                                   Growth         Large Cap        Growth     Capitalization
                                  Fund --         Growth --     Portfolio --   Portfolio --
                              Series II shares Series I shares Class O Shares Class O Shares
                              ---------------- --------------- -------------- --------------
Assets:
Investments at fair
  value (note 2b)............    $2,773,786        212,570        574,532        777,278
Dividend receivable..........            --             --             --             --
Receivable for units sold....         9,741              1             37             --
                                 ----------        -------        -------        -------
       Total assets..........     2,783,527        212,571        574,569        777,278
                                 ----------        -------        -------        -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           413             28             67             91
Payable for units
  withdrawn..................            --             --             --            162
                                 ----------        -------        -------        -------
       Total liabilities.....           413             28             67            253
                                 ----------        -------        -------        -------
Net assets attributable
  to variable annuity
  contract owners............    $2,783,114        212,543        574,502        777,025
                                 ==========        =======        =======        =======
Investments in
  securities at cost.........    $2,429,312        190,661        667,216        640,898
                                 ==========        =======        =======        =======
Shares outstanding...........        95,156         15,505         13,938         27,350
                                 ==========        =======        =======        =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                                AllianceBernstein Variable Products Series Fund, Inc.
                              -----------------------------------------------------------------------------------------
                              AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                   Global          Growth and       International       Large Cap         Small Cap
                                 Technology          Income             Value            Growth            Growth
                                Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                   Class B           Class B           Class B           Class B           Class B
                              ----------------- ----------------- ----------------- ----------------- -----------------
Assets:
Investments at fair
  value (note 2b)............     $465,770          9,467,303         6,118,854         2,365,601          112,138
Dividend receivable..........           --                 --                --                --               --
Receivable for units sold....        4,099                 --            35,999                --            4,259
                                  --------          ---------         ---------         ---------          -------
       Total assets..........      469,869          9,467,303         6,154,853         2,365,601          116,397
                                  --------          ---------         ---------         ---------          -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           58              1,242               921               305               15
Payable for units
  withdrawn..................           --              2,678                --             1,529               --
                                  --------          ---------         ---------         ---------          -------
       Total liabilities.....           58              3,920               921             1,834               15
                                  --------          ---------         ---------         ---------          -------
Net assets attributable
  to variable annuity
  contract owners............     $469,811          9,463,383         6,153,932         2,363,767          116,382
                                  ========          =========         =========         =========          =======
Investments in
  securities at cost.........     $409,454          7,712,393         5,379,403         2,070,927           80,800
                                  ========          =========         =========         =========          =======
Shares outstanding...........       27,495            351,552           247,326            89,708            8,394
                                  ========          =========         =========         =========          =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                                                            American
                                                                            Century
                                                                            Variable
                                                                         Portfolios II,
                              American Century Variable Portfolios, Inc.      Inc.
                              -----------------------------------------  --------------
                                 VP                                            VP
                              Income &       VP          VP       VP       Inflation
                               Growth   International Ultra(R)   Value     Protection
                              Fund --      Fund --    Fund --   Fund --     Fund --
                              Class I      Class I    Class I   Class I     Class II
                              --------  ------------- -------- --------- --------------
Assets:
Investments at fair
  value (note 2b)............ $465,349    1,170,240   770,934  1,981,658    900,486
Dividend receivable..........       --           --        --         --         --
Receivable for units sold....       --       29,047       177      4,604     13,409
                              --------    ---------   -------  ---------    -------
       Total assets..........  465,349    1,199,287   771,111  1,986,262    913,895
                              --------    ---------   -------  ---------    -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....       60          178       101        263        132
Payable for units
  withdrawn..................      105           --        --         --         --
                              --------    ---------   -------  ---------    -------
       Total liabilities.....      165          178       101        263        132
                              --------    ---------   -------  ---------    -------
Net assets attributable
  to variable annuity
  contract owners............ $465,184    1,199,109   771,010  1,985,999    913,763
                              ========    =========   =======  =========    =======
Investments in
  securities at cost......... $381,271    1,039,800   747,678  1,711,802    911,826
                              ========    =========   =======  =========    =======
Shares outstanding...........   53,922      115,636    76,786    226,734     89,334
                              ========    =========   =======  =========    =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                             BlackRock Variable Series Funds, Inc.
                              -------------------------------------------------------------------
                                                  BlackRock        BlackRock        BlackRock
                                 BlackRock          Global         Large Cap          Value
                              Basic Value V.I. Allocation V.I.    Growth V.I.     Opportunities
                                  Fund --          Fund --          Fund --        V.I. Fund --
                              Class III Shares Class III Shares Class III Shares Class III Shares
                              ---------------- ---------------- ---------------- ----------------
Assets:
Investments at fair
  value (note 2b)............     $481,207        4,207,477          86,074          172,345
Dividend receivable..........       58,480          305,954              46          338,045
Receivable for units sold....           47           40,185               7               43
                                  --------        ---------          ------          -------
       Total assets..........      539,734        4,553,616          86,127          510,433
                                  --------        ---------          ------          -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           70              772              11               65
Payable for units
  withdrawn..................           --               --              --               --
                                  --------        ---------          ------          -------
       Total liabilities.....           70              772              11               65
                                  --------        ---------          ------          -------
Net assets attributable
  to variable annuity
  contract owners............     $539,664        4,552,844          86,116          510,368
                                  ========        =========          ======          =======
Investments in
  securities at cost.........     $469,370        4,307,269          73,783          614,476
                                  ========        =========          ======          =======
Shares outstanding...........       30,341          311,434           7,332           85,320
                                  ========        =========          ======          =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                Columbia Funds Variable
                                   Insurance Trust I                    Dreyfus
                              --------------------------- ------------------------------------
                                                             Dreyfus               The Dreyfus
                                              Columbia     Investment    Dreyfus    Socially
                                Columbia      Marsico     Portfolios --  Variable  Responsible
                                Marsico    International     MidCap     Investment   Growth
                              Growth Fund, Opportunities      Stock      Fund --      Fund,
                                Variable   Fund, Variable Portfolio --    Money      Inc. --
                               Series --     Series --       Initial      Market     Initial
                                Class A       Class B        Shares     Portfolio    Shares
                              ------------ -------------- ------------- ---------- -----------
Assets:
Investments at fair
  value (note 2b)............  $4,020,366    6,728,034       155,631     808,737     365,345
Dividend receivable..........          --           --            --       3,321          --
Receivable for units sold....          --       13,591            12         102          13
                               ----------    ---------       -------     -------     -------
       Total assets..........   4,020,366    6,741,625       155,643     812,160     365,358
                               ----------    ---------       -------     -------     -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         517          916            20         107          46
Payable for units
  withdrawn..................         362           --            --          --          --
                               ----------    ---------       -------     -------     -------
       Total liabilities.....         879          916            20         107          46
                               ----------    ---------       -------     -------     -------
Net assets attributable
  to variable annuity
  contract owners............  $4,019,487    6,740,709       155,623     812,053     365,312
                               ==========    =========       =======     =======     =======
Investments in
  securities at cost.........  $3,472,421    5,316,619       149,135     808,737     300,204
                               ==========    =========       =======     =======     =======
Shares outstanding...........     211,821      306,516         8,949     808,737      12,842
                               ==========    =========       =======     =======     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                                                                                        Evergreen
                                                                                                        Variable
                                         DWS Variable Series II            Eaton Vance Variable Trust Annuity Trust
                              -------------------------------------------- -------------------------- -------------
                                                                                              VT
                                DWS Dreman     DWS Dreman        DWS            VT         Worldwide  Evergreen VA
                               High Return   Small Mid Cap    Technology   Floating-Rate    Health        Omega
                              Equity VIP --   Value VIP --      VIP --        Income       Sciences      Fund --
                              Class B Shares Class B Shares Class B Shares     Fund          Fund        Class 2
                              -------------- -------------- -------------- -------------   ---------  -------------
Assets:
Investments at fair
  value (note 2b)............    $903,058      1,113,397       202,588       8,802,949     2,121,836     39,476
Dividend receivable..........      35,226             --            --          50,828            --         --
Receivable for units sold....          81             46            17             489         2,795          3
                                 --------      ---------       -------       ---------     ---------     ------
       Total assets..........     938,365      1,113,443       202,605       8,854,266     2,124,631     39,479
                                 --------      ---------       -------       ---------     ---------     ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         121            146            27           1,158           268          5
Payable for units
  withdrawn..................          --             --            --              --            --         --
                                 --------      ---------       -------       ---------     ---------     ------
       Total liabilities.....         121            146            27           1,158           268          5
                                 --------      ---------       -------       ---------     ---------     ------
Net assets attributable
  to variable annuity
  contract owners............    $938,244      1,113,297       202,578       8,853,108     2,124,363     39,474
                                 ========      =========       =======       =========     =========     ======
Investments in
  securities at cost.........    $730,150        954,764       186,870       8,842,448     2,014,050     36,780
                                 ========      =========       =======       =========     =========     ======
Shares outstanding...........      60,124         48,662        21,901         876,788       176,379      2,240
                                 ========      =========       =======       =========     =========     ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                            Federated Insurance Series
                              -------------------------------------------------------
                              Federated             Federated   Federated
                               American            High Income High Income Federated
                               Leaders   Federated    Bond        Bond      Kaufmann
                              Fund II --  Capital  Fund II --  Fund II --  Fund II --
                               Primary    Income     Primary     Service    Service
                                Shares    Fund II    Shares      Shares      Shares
                              ---------- --------- ----------- ----------- ----------
Assets:
Investments at fair
  value (note 2b)............  $555,571   358,551    505,905    7,098,382  3,468,766
Dividend receivable..........        --        --         --           --         --
Receivable for units sold....       242        28         --           --         --
                               --------   -------    -------    ---------  ---------
       Total assets..........   555,813   358,579    505,905    7,098,382  3,468,766
                               --------   -------    -------    ---------  ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        65        42         59          880        455
Payable for units
  withdrawn..................        --        --        198        2,033      2,276
                               --------   -------    -------    ---------  ---------
       Total liabilities.....        65        42        257        2,913      2,731
                               --------   -------    -------    ---------  ---------
Net assets attributable
  to variable annuity
  contract owners............  $555,748   358,537    505,648    7,095,469  3,466,035
                               ========   =======    =======    =========  =========
Investments in
  securities at cost.........  $497,743   415,690    494,096    6,897,349  2,809,490
                               ========   =======    =======    =========  =========
Shares outstanding...........    25,781    36,850     64,447      908,884    212,287
                               ========   =======    =======    =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                         Fidelity(R) Variable Insurance Products Fund
                              -------------------------------------------------------------------
                                VIP Asset    VIP Asset       VIP           VIP           VIP
                               Manager/SM   Manager/SM/    Balanced   Contrafund(R) Contrafund(R)
                              /Portfolio -- Portfolio -- Portfolio -- Portfolio --  Portfolio --
                                 Initial      Service      Service       Initial       Service
                                  Class       Class 2      Class 2        Class        Class 2
                              ------------- ------------ ------------ ------------- -------------
Assets:
Investments at fair
  value (note 2b)............   $278,977     1,145,103    1,115,391     3,208,656    25,260,767
Dividend receivable..........         --            --           --            --            --
Receivable for units sold....         22           774        6,415             6        31,014
                                --------     ---------    ---------     ---------    ----------
       Total assets..........    278,999     1,145,877    1,121,806     3,208,662    25,291,781
                                --------     ---------    ---------     ---------    ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         32           164          197           374         3,223
Payable for units
  withdrawn..................         --            --           --            --            --
                                --------     ---------    ---------     ---------    ----------
       Total liabilities.....         32           164          197           374         3,223
                                --------     ---------    ---------     ---------    ----------
Net assets attributable
  to variable annuity
  contract owners............   $278,967     1,145,713    1,121,609     3,208,288    25,288,558
                                ========     =========    =========     =========    ==========
Investments in
  securities at cost.........   $262,986     1,088,185    1,063,985     2,644,333    23,081,709
                                ========     =========    =========     =========    ==========
Shares outstanding...........     17,758        74,021       72,147       101,959       811,982
                                ========     =========    =========     =========    ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                       Fidelity(R) Variable Insurance Products Fund (Continued)
                              ---------------------------------------------------------------------------
                                VIP Dynamic
                                  Capital      VIP Equity-    VIP Equity-    VIP Growth     VIP Growth
                               Appreciation      Income         Income        & Income       & Income
                               Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                              Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                              --------------- ------------- --------------- ------------- ---------------
Assets:
Investments at fair
  value (note 2b)............    $215,560       1,888,252      8,926,534       924,249       3,506,216
Dividend receivable..........          --              --             --            --              --
Receivable for units sold....          17             345             --            --              --
                                 --------       ---------      ---------       -------       ---------
       Total assets..........     215,577       1,888,597      8,926,534       924,249       3,506,216
                                 --------       ---------      ---------       -------       ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....          27             222          1,159           108             449
Payable for units
  withdrawn..................          --              --          7,830            83             886
                                 --------       ---------      ---------       -------       ---------
       Total liabilities.....          27             222          8,989           191           1,335
                                 --------       ---------      ---------       -------       ---------
Net assets attributable
  to variable annuity
  contract owners............    $215,550       1,888,375      8,917,545       924,058       3,504,881
                                 ========       =========      =========       =======       =========
Investments in
  securities at cost.........    $198,185       1,655,902      8,017,709       785,005       2,935,448
                                 ========       =========      =========       =======       =========
Shares outstanding...........      22,738          72,071        345,053        57,336         221,073
                                 ========       =========      =========       =======       =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                      Fidelity(R) Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                               VIP Growth
                              Opportunities  VIP Growth     VIP Growth      VIP Mid Cap   VIP Overseas
                              Portfolio  -- Portfolio --   Portfolio --    Portfolio --   Portfolio --
                              Initial Class Initial Class Service Class 2 Service Class 2 Initial Class
                              ------------- ------------- --------------- --------------- -------------
Assets:
Investments at fair
  value (note 2b)............   $417,449      1,105,220      2,074,762      15,881,189       812,818
Dividend receivable..........         --             --             --              --            --
Receivable for units sold....        232             73             --           5,658            --
                                --------      ---------      ---------      ----------       -------
       Total assets..........    417,681      1,105,293      2,074,762      15,886,847       812,818
                                --------      ---------      ---------      ----------       -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         49            130            268           2,001            94
Payable for units
  withdrawn..................         --             --          3,221              --           546
                                --------      ---------      ---------      ----------       -------
       Total liabilities.....         49            130          3,489           2,001           640
                                --------      ---------      ---------      ----------       -------
Net assets attributable
  to variable annuity
  contract owners............   $417,632      1,105,163      2,071,273      15,884,846       812,178
                                ========      =========      =========      ==========       =======
Investments in
  securities at cost.........   $418,657      1,255,012      1,783,169      13,715,106       595,910
                                ========      =========      =========      ==========       =======
Shares outstanding...........     22,987         30,812         58,576         463,684        33,910
                                ========      =========      =========      ==========       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                Fidelity(R)
                                 Variable
                                 Insurance                 Franklin Templeton
                               Products Fund               Variable Insurance
                                (continued)                  Products Trust
                              --------------- --------------------------------------------
                                                                Franklin
                                                 Franklin      Large Cap
                                 VIP Value        Income         Growth     Mutual Shares
                                Strategies      Securities     Securities     Securities
                               Portfolio --      Fund --        Fund --        Fund --
                              Service Class 2 Class 2 Shares Class 2 Shares Class 2 Shares
                              --------------- -------------- -------------- --------------
Assets:
Investments at fair
  value (note 2b)............    $298,297       33,652,081     1,017,098      3,132,104
Dividend receivable..........          --               --            --             --
Receivable for units sold....          25          471,440        20,029         23,124
                                 --------       ----------     ---------      ---------
       Total assets..........     298,322       34,123,521     1,037,127      3,155,228
                                 --------       ----------     ---------      ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....          38            5,487           150            447
Payable for units
  withdrawn..................          --               --            --             --
                                 --------       ----------     ---------      ---------
       Total liabilities.....          38            5,487           150            447
                                 --------       ----------     ---------      ---------
Net assets attributable
  to variable annuity
  contract owners............    $298,284       34,118,034     1,036,977      3,154,781
                                 ========       ==========     =========      =========
Investments in
  securities at cost.........    $289,345       31,567,763       936,213      2,873,089
                                 ========       ==========     =========      =========
Shares outstanding...........      22,129        1,938,484        61,755        153,009
                                 ========       ==========     =========      =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                   Franklin Templeton Variable Insurance Products Trust (continued)
                              --------------------------------------------------------------------------
                                Templeton      Templeton      Templeton      Templeton      Templeton
                                 Foreign        Foreign      Global Asset  Global Income      Growth
                                Securities     Securities     Allocation     Securities     Securities
                                 Fund --        Fund --        Fund --        Fund --        Fund --
                              Class 1 Shares Class 2 Shares Class 2 Shares Class 1 Shares Class 2 Shares
                              -------------- -------------- -------------- -------------- --------------
Assets:
Investments at fair
  value (note 2b)............    $127,600      3,093,079       552,893        175,863        441,786
Dividend receivable..........          --             --            --             --             --
Receivable for units sold....          --         31,006            47             14             40
                                 --------      ---------       -------        -------        -------
       Total assets..........     127,600      3,124,085       552,940        175,877        441,826
                                 --------      ---------       -------        -------        -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....          15            433            71             20             59
Payable for units
  withdrawn..................          92             --            --             --             --
                                 --------      ---------       -------        -------        -------
       Total liabilities.....         107            433            71             20             59
                                 --------      ---------       -------        -------        -------
Net assets attributable
  to variable annuity
  contract owners............    $127,493      3,123,652       552,869        175,857        441,767
                                 ========      =========       =======        =======        =======
Investments in
  securities at cost.........    $107,793      2,553,864       502,877        162,517        412,001
                                 ========      =========       =======        =======        =======
Shares outstanding...........       6,719        165,229        25,420         11,180         27,733
                                 ========      =========       =======        =======        =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                         GE Investments Funds, Inc.
                              -------------------------------------------------
                                          International   Mid-Cap      Money
                              Income Fund  Equity Fund  Equity Fund Market Fund
                              ----------- ------------- ----------- -----------
Assets:
Investments at fair
  value (note 2b)............ $6,407,130     196,950     5,515,110   9,265,899
Dividend receivable..........         --          --            --      36,369
Receivable for units sold....     16,532          15           410          --
                              ----------     -------     ---------   ---------
       Total assets..........  6,423,662     196,965     5,515,520   9,302,268
                              ----------     -------     ---------   ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        907          23           696       1,195
Payable for units
  withdrawn..................         --          --            --       2,694
                              ----------     -------     ---------   ---------
       Total liabilities.....        907          23           696       3,889
                              ----------     -------     ---------   ---------
Net assets attributable
  to variable annuity
  contract owners............ $6,422,755     196,942     5,514,824   9,298,379
                              ==========     =======     =========   =========
Investments in
  securities at cost......... $6,748,584     121,870     5,314,852   9,265,898
                              ==========     =======     =========   =========
Shares outstanding...........    542,977      13,988       303,195   9,265,899
                              ==========     =======     =========   =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                         GE Investments Funds, Inc. (continued)
                              ------------------------------------------------------------
                                Premier   Real Estate            Small-Cap  Total Return
                                Growth    Securities  S&P 500(R)  Equity   Fund -- Class 1
                              Equity Fund    Fund     Index Fund   Fund        shares
                              ----------- ----------- ---------- --------- ---------------
Assets:
Investments at fair
  value (note 2b)............ $2,512,556   4,803,407  40,521,376 6,337,316   30,821,980
Dividend receivable..........         --          --          --        --           --
Receivable for units sold....         --          --          --       390        4,768
                              ----------   ---------  ---------- ---------   ----------
       Total assets..........  2,512,556   4,803,407  40,521,376 6,337,706   30,826,748
                              ----------   ---------  ---------- ---------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        309         605       5,000       804        4,055
Payable for units
  withdrawn..................        278       1,163       9,815        --           --
                              ----------   ---------  ---------- ---------   ----------
       Total liabilities.....        587       1,768      14,815       804        4,055
                              ----------   ---------  ---------- ---------   ----------
Net assets attributable
  to variable annuity
  contract owners............ $2,511,969   4,801,639  40,506,561 6,336,902   30,822,693
                              ==========   =========  ========== =========   ==========
Investments in
  securities at cost......... $2,179,001   4,322,205  33,432,260 5,763,518   28,007,121
                              ==========   =========  ========== =========   ==========
Shares outstanding...........     30,578     223,518   1,554,926   440,397    1,742,339
                              ==========   =========  ========== =========   ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                                                     Goldman Sachs Variable
                              GE Investments Funds, Inc. (continued)   Insurance Trust
                              -------------------------------------- ----------------------
                                                                      Goldman     Goldman
                              Total Return                             Sachs       Sachs
                                Fund --                    Value     Growth and   Mid Cap
                                Class 3      U.S. Equity   Equity      Income      Value
                                 shares         Fund        Fund        Fund       Fund
                              ------------   -----------  ---------  ----------  ---------
Assets:
Investments at fair
  value (note 2b)............ $26,515,661     2,861,003   2,166,901   336,376    2,491,294
Dividend receivable..........          --            --          --        --           --
Receivable for units sold....     336,599            --           5        26           --
                              -----------     ---------   ---------   -------    ---------
       Total assets..........  26,852,260     2,861,003   2,166,906   336,402    2,491,294
                              -----------     ---------   ---------   -------    ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....       4,658           355         286        40          299
Payable for units
  withdrawn..................          --           724          --        --        3,323
                              -----------     ---------   ---------   -------    ---------
       Total liabilities.....       4,658         1,079         286        40        3,622
                              -----------     ---------   ---------   -------    ---------
Net assets attributable
  to variable annuity
  contract owners............ $26,847,602     2,859,924   2,166,620   336,362    2,487,672
                              ===========     =========   =========   =======    =========
Investments in
  securities at cost......... $25,917,235     2,386,846   1,866,880   261,498    2,118,969
                              ===========     =========   =========   =======    =========
Shares outstanding...........   1,498,907        73,321     202,514    24,182      154,835
                              ===========     =========   =========   =======    =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                            J.P. Morgan Series Trust II
                              -------------------------------------------------------
                                                                           U.S. Large
                                         International  Mid Cap    Small    Cap Core
                                Bond        Equity       Value    Company    Equity
                              Portfolio    Portfolio   Portfolio Portfolio Portfolio
                              ---------- ------------- --------- --------- ----------
Assets:
Investments at fair
  value (note 2b)............ $1,970,086    365,331    3,600,401  481,909   197,482
Dividend receivable..........         --         --           --       --        --
Receivable for units sold....        298         32          227       42        --
                              ----------    -------    ---------  -------   -------
       Total assets..........  1,970,384    365,363    3,600,628  481,951   197,482
                              ----------    -------    ---------  -------   -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        259         49          472       64        26
Payable for units
  withdrawn..................         --         --           --       --        21
                              ----------    -------    ---------  -------   -------
       Total liabilities.....        259         49          472       64        47
                              ----------    -------    ---------  -------   -------
Net assets attributable
  to variable annuity
  contract owners............ $1,970,125    365,314    3,600,156  481,887   197,435
                              ==========    =======    =========  =======   =======
Investments in
  securities at cost......... $1,972,357    306,953    2,774,935  403,446   159,871
                              ==========    =======    =========  =======   =======
Shares outstanding...........    166,252     24,785      114,081   27,043    12,579
                              ==========    =======    =========  =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                                             Janus Aspen Series
                              --------------------------------------------------------------------------------
                                                                                                  Global Life
                                Balanced      Balanced   Flexible Bond     Forty        Forty       Sciences
                              Portfolio --  Portfolio -- Portfolio --  Portfolio --  Portfolio -- Portfolio --
                              Institutional   Service    Institutional Institutional   Service      Service
                                 Shares        Shares       Shares        Shares        Shares       Shares
                              ------------- ------------ ------------- ------------- ------------ ------------
Assets:
Investments at fair
  value (note 2b)............  $3,167,811    6,603,177      304,844      3,046,841    1,835,749     165,588
Dividend receivable..........          --           --           --             --           --          --
Receivable for units sold....         237           --           24            123        8,480          15
                               ----------    ---------      -------      ---------    ---------     -------
       Total assets..........   3,168,048    6,603,177      304,868      3,046,964    1,844,229     165,603
                               ----------    ---------      -------      ---------    ---------     -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         369          890           35            353          278          22
Payable for units
  withdrawn..................          --          194           --             --           --          --
                               ----------    ---------      -------      ---------    ---------     -------
       Total liabilities.....         369        1,084           35            353          278          22
                               ----------    ---------      -------      ---------    ---------     -------
Net assets attributable
  to variable annuity
  contract owners............  $3,167,679    6,602,093      304,833      3,046,611    1,843,951     165,581
                               ==========    =========      =======      =========    =========     =======
Investments in
  securities at cost.........  $2,805,443    5,519,616      324,069      2,819,289    1,622,367     112,123
                               ==========    =========      =======      =========    =========     =======
Shares outstanding...........     113,582      229,038       27,121        101,023       61,376      17,616
                               ==========    =========      =======      =========    =========     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                                Janus Aspen Series (continued)
                              -------------------------------------------------------------------
                                 Global    International International   Large Cap    Large Cap
                               Technology     Growth        Growth        Growth        Growth
                              Portfolio -- Portfolio --  Portfolio --  Portfolio --  Portfolio --
                                Service    Institutional    Service    Institutional   Service
                                 Shares       Shares        Shares        Shares        Shares
                              ------------ ------------- ------------- ------------- ------------
Assets:
Investments at fair
  value (note 2b)............   $67,480      1,823,454     1,213,792     1,706,194     325,042
Dividend receivable..........        --             --            --            --          --
Receivable for units sold....         5            140           104           331          27
                                -------      ---------     ---------     ---------     -------
       Total assets..........    67,485      1,823,594     1,213,896     1,706,525     325,069
                                -------      ---------     ---------     ---------     -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         9            211           157           197          41
Payable for units
  withdrawn..................        --             --            --            --          --
                                -------      ---------     ---------     ---------     -------
       Total liabilities.....         9            211           157           197          41
                                -------      ---------     ---------     ---------     -------
Net assets attributable
  to variable annuity
  contract owners............   $67,476      1,823,383     1,213,739     1,706,328     325,028
                                =======      =========     =========     =========     =======
Investments in
  securities at cost.........   $51,220      1,213,090       563,723     2,040,916     241,893
                                =======      =========     =========     =========     =======
Shares outstanding...........    15,803         35,607        23,983        73,797      14,231
                                =======      =========     =========     =========     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                         Janus Aspen Series (continued)
                              -----------------------------------------------------
                                 Mid Cap      Mid Cap      Worldwide    Worldwide
                                 Growth        Growth       Growth        Growth
                              Portfolio --  Portfolio -- Portfolio --  Portfolio --
                              Institutional   Service    Institutional   Service
                                 Shares        Shares       Shares        Shares
                              ------------- ------------ ------------- ------------
Assets:
Investments at fair
  value (note 2b)............  $2,575,101     355,079      1,775,926     633,547
Dividend receivable..........          --          --             --          --
Receivable for units sold....          57          30            337          54
                               ----------     -------      ---------     -------
       Total assets..........   2,575,158     355,109      1,776,263     633,601
                               ----------     -------      ---------     -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         301          45            207          81
Payable for units
  withdrawn..................          --          --             --          --
                               ----------     -------      ---------     -------
       Total liabilities.....         301          45            207          81
                               ----------     -------      ---------     -------
Net assets attributable
  to variable annuity
  contract owners............  $2,574,857     355,064      1,776,056     633,520
                               ==========     =======      =========     =======
Investments in
  securities at cost.........  $3,400,151     212,363      2,095,671     484,683
                               ==========     =======      =========     =======
Shares outstanding...........      78,104      11,031         54,694      19,669
                               ==========     =======      =========     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                               JPMorgan Insurance Trust
                              -----------------------------------------------------------
                                                       JPMorgan
                                                       Insurance   JPMorgan    JPMorgan
                               JPMorgan    JPMorgan      Trust     Insurance   Insurance
                               Insurance   Insurance  Diversified    Trust       Trust
                                 Trust    Trust Core    Mid Cap   Government   Intrepid
                               Balanced      Bond       Growth       Bond       Mid Cap
                              Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1
                              ----------- ----------- ----------- ----------- -----------
Assets:
Investments at fair
  value (note 2b)............   $5,262      849,939      2,293      827,943     68,059
Dividend receivable..........       --           --         --           --         --
Receivable for units sold....    2,593       33,372         --       33,338          5
                                ------      -------      -----      -------     ------
       Total assets..........    7,855      883,311      2,293      861,281     68,064
                                ------      -------      -----      -------     ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        1          141          1          139          8
Payable for units
  withdrawn..................       --           --          1           --         --
                                ------      -------      -----      -------     ------
       Total liabilities.....        1          141          2          139          8
                                ------      -------      -----      -------     ------
Net assets attributable
  to variable annuity
  contract owners............   $7,854      883,170      2,291      861,142     68,056
                                ======      =======      =====      =======     ======
Investments in
  securities at cost.........   $5,177      844,678      2,153      823,440     64,041
                                ======      =======      =====      =======     ======
Shares outstanding...........      326       75,283        108       73,923      3,601
                                ======      =======      =====      =======     ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                                                                                Legg Mason
                                                                                                 Partners
                                                                                                 Variable
                                      Legg Mason Partners Variable Portfolios I, Inc.          Portfolios II
                              ---------------------------------------------------------------- -------------
                                                         Legg Mason                             Legg Mason
                               Legg Mason   Legg Mason    Partners    Legg Mason   Legg Mason    Partners
                                Partners     Partners     Variable     Partners     Partners     Variable
                                Variable     Variable    Strategic     Variable     Variable    Aggressive
                                All Cap     Investors       Bond     Total Return Total Return    Growth
                              Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio --
                                Class II     Class I      Class I      Class I      Class II     Class II
                              ------------ ------------ ------------ ------------ ------------ -------------
Assets:
Investments at fair
  value (note 2b)............   $600,001     224,660      205,557      123,297      501,672      1,200,515
Dividend receivable..........         --          --           --           --           --             --
Receivable for units sold....         --          17           12            9           54            106
                                --------     -------      -------      -------      -------      ---------
       Total assets..........    600,001     224,677      205,569      123,306      501,726      1,200,621
                                --------     -------      -------      -------      -------      ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....         80          26           24           14           81            160
Payable for units
  withdrawn..................      3,496          --           --           --           --             --
                                --------     -------      -------      -------      -------      ---------
       Total liabilities.....      3,576          26           24           14           81            160
                                --------     -------      -------      -------      -------      ---------
Net assets attributable
  to variable annuity
  contract owners............   $596,425     224,651      205,545      123,292      501,645      1,200,461
                                ========     =======      =======      =======      =======      =========
Investments in
  securities at cost.........   $518,984     176,247      217,168      107,896      486,628      1,070,563
                                ========     =======      =======      =======      =======      =========
Shares outstanding...........     30,691      13,575       20,074       10,040       40,327         46,968
                                ========     =======      =======      =======      =======      =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                                             MFS(R) Variable Insurance Trust
                              ---------------------------------------------------------------------------------------------
                              MFS(R) Investors                   MFS(R) New  MFS(R) Strategic MFS(R) Total
                                Growth Stock   MFS(R) Investors  Discovery        Income         Return    MFS(R) Utilities
                                 Series --     Trust Series --   Series --      Series --      Series --      Series --
                                  Service          Service        Service        Service        Service        Service
                                Class Shares     Class Shares   Class Shares   Class Shares   Class Shares   Class Shares
                              ---------------- ---------------- ------------ ---------------- ------------ ----------------
Assets:
Investments at fair
  value (note 2b)............    $2,506,369       3,735,494      1,183,635       702,561       7,787,959      4,009,222
Dividend receivable..........            --              --             --            --              --             --
Receivable for units sold....            73              --             77         4,365           3,469          2,380
                                 ----------       ---------      ---------       -------       ---------      ---------
       Total assets..........     2,506,442       3,735,494      1,183,712       706,926       7,791,428      4,011,602
                                 ----------       ---------      ---------       -------       ---------      ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....           323             479            155            90           1,195            518
Payable for units
  withdrawn..................            --             147             --            --              --             --
                                 ----------       ---------      ---------       -------       ---------      ---------
       Total liabilities.....           323             626            155            90           1,195            518
                                 ----------       ---------      ---------       -------       ---------      ---------
Net assets attributable
  to variable annuity
  contract owners............    $2,506,119       3,734,868      1,183,557       706,836       7,790,233      4,011,084
                                 ==========       =========      =========       =======       =========      =========
Investments in
  securities at cost.........    $2,096,269       2,970,112        928,713       700,923       7,352,024      3,036,642
                                 ==========       =========      =========       =======       =========      =========
Shares outstanding...........       240,304         173,180         69,017        66,657         359,389        138,201
                                 ==========       =========      =========       =======       =========      =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                              Old Mutual Insurance
                                   Series Fund                      Oppenheimer Variable Account Funds
                              --------------------- ------------------------------------------------------------------
                                                                                             Oppenheimer
                                         Old Mutual              Oppenheimer   Oppenheimer     Capital
                              Old Mutual Large Cap  Oppenheimer    Balanced      Capital     Appreciation  Oppenheimer
                              Growth II    Growth    Balanced     Fund/VA --   Appreciation   Fund/VA --    Core Bond
                              Portfolio  Portfolio    Fund/VA   Service Shares   Fund/VA    Service Shares   Fund/VA
                              ---------- ---------- ----------- -------------- ------------ -------------- -----------
Assets:
Investments at fair
  value (note 2b)............  $228,248   521,790     935,788     3,362,443     1,025,263     5,240,531     1,390,841
Dividend receivable..........        --        --          --            --            --            --            --
Receivable for units sold....        18        40         265           279           187        11,196            92
                               --------   -------     -------     ---------     ---------     ---------     ---------
       Total assets..........   228,266   521,830     936,053     3,362,722     1,025,450     5,251,727     1,390,933
                               --------   -------     -------     ---------     ---------     ---------     ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        27        61         109           490           120           690           161
Payable for units
  withdrawn..................        --        --          --            --            --            --            --
                               --------   -------     -------     ---------     ---------     ---------     ---------
       Total liabilities.....        27        61         109           490           120           690           161
                               --------   -------     -------     ---------     ---------     ---------     ---------
Net assets attributable
  to variable annuity
  contract owners............  $228,239   521,769     935,944     3,362,232     1,025,330     5,251,037     1,390,772
                               ========   =======     =======     =========     =========     =========     =========
Investments in
  securities at cost.........  $392,646   638,636     825,456     3,196,342       955,535     4,564,715     1,379,174
                               ========   =======     =======     =========     =========     =========     =========
Shares outstanding...........    18,245    26,595      52,899       191,374        24,747       127,538       124,627
                               ========   =======     =======     =========     =========     =========     =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                                Oppenheimer Variable Account Funds (continued)
                              -----------------------------------------------------------------------------------
                               Oppenheimer                               Oppenheimer
                                  Global                  Oppenheimer    Main Street                Oppenheimer
                                Securities   Oppenheimer  Main Street     Small Cap    Oppenheimer     MidCap
                                Fund/VA --   High Income   Fund/VA --     Fund/VA --     MidCap      Fund/VA --
                              Service Shares   Fund/VA   Service Shares Service Shares   Fund/VA   Service Shares
                              -------------- ----------- -------------- -------------- ----------- --------------
Assets:
Investments at fair
  value (note 2b)............   $8,846,071     484,958     12,244,460     5,733,599      607,458      315,650
Dividend receivable..........           --          --             --            --           --           --
Receivable for units sold....           --          37         31,197            --           --           26
                                ----------     -------     ----------     ---------      -------      -------
       Total assets..........    8,846,071     484,995     12,275,657     5,733,599      607,458      315,676
                                ----------     -------     ----------     ---------      -------      -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        1,131          56          1,699           751           70           34
Payable for units
  withdrawn..................        1,148          --             --         4,191          152           --
                                ----------     -------     ----------     ---------      -------      -------
       Total liabilities.....        2,279          56          1,699         4,942          222           34
                                ----------     -------     ----------     ---------      -------      -------
Net assets attributable
  to variable annuity
  contract owners............   $8,843,792     484,939     12,273,958     5,728,657      607,236      315,642
                                ==========     =======     ==========     =========      =======      =======
Investments in
  securities at cost.........   $7,063,337     475,129     10,027,080     4,602,969      791,805      268,426
                                ==========     =======     ==========     =========      =======      =======
Shares outstanding...........      242,425      56,720        498,147       302,086       11,946        6,289
                                ==========     =======     ==========     =========      =======      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                                           PIMCO Variable Insurance Trust
                              ----------------------------------------------------------------------------------------
                                            Foreign Bond
                                             Portfolio                      Long-Term
                               All Asset    (U.S. Dollar    High Yield   U.S. Government  Low Duration   Total Return
                              Portfolio --   Hedged) --    Portfolio --   Portfolio --    Portfolio --   Portfolio --
                                Advisor    Administrative Administrative Administrative  Administrative Administrative
                              Class Shares  Class Shares   Class Shares   Class Shares    Class Shares   Class Shares
                              ------------ -------------- -------------- --------------- -------------- --------------
Assets:
Investments at fair
  value (note 2b)............   $846,064      139,545       6,685,384       8,914,287      1,306,923      26,942,445
Dividend receivable..........         --          364          38,724          31,956          5,819         105,702
Receivable for units sold....         70           13          18,116           6,975            334          33,942
                                --------      -------       ---------       ---------      ---------      ----------
       Total assets..........    846,134      139,922       6,742,224       8,953,218      1,313,076      27,082,089
                                --------      -------       ---------       ---------      ---------      ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....        106           19             916           1,200            182           3,620
Payable for units
  withdrawn..................         --           --              --              --             --              --
                                --------      -------       ---------       ---------      ---------      ----------
       Total liabilities.....        106           19             916           1,200            182           3,620
                                --------      -------       ---------       ---------      ---------      ----------
Net assets attributable
  to variable annuity
  contract owners............   $846,028      139,903       6,741,308       8,952,018      1,312,894      27,078,469
                                ========      =======       =========       =========      =========      ==========
Investments in
  securities at cost.........   $856,330      139,349       6,502,697       9,438,765      1,309,893      27,441,680
                                ========      =======       =========       =========      =========      ==========
Shares outstanding...........     72,437       13,816         801,605         854,678        129,913       2,662,297
                                ========      =======       =========       =========      =========      ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            As of December 31, 2006

                                                                                  Rydex        Van Kampen Life Investment
                                        The Prudential Series Fund            Variable Trust              Trust
                              ----------------------------------------------- -------------- -------------------------------
                                 Jennison                         Natural                                       Strategic
                                20/20 Focus      Jennison        Resources                      Comstock         Growth
                               Portfolio --    Portfolio --    Portfolio --                   Portfolio --    Portfolio --
                              Class II Shares Class II Shares Class II Shares    OTC Fund    Class II Shares Class II Shares
                              --------------- --------------- --------------- -------------- --------------- ---------------
Assets:
Investments at fair
  value (note 2b)............   $2,644,212        90,278         1,048,436       951,060        4,974,593        304,095
Dividend receivable..........           --            --                --            --               --             --
Receivable for units sold....       15,136             6                91            85            7,166             26
                                ----------        ------         ---------       -------        ---------        -------
       Total assets..........    2,659,348        90,284         1,048,527       951,145        4,981,759        304,121
                                ----------        ------         ---------       -------        ---------        -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4b).....          421            12               137           128              658             40
Payable for units
  withdrawn..................           --            --                --            --               --             --
                                ----------        ------         ---------       -------        ---------        -------
       Total liabilities.....          421            12               137           128              658             40
                                ----------        ------         ---------       -------        ---------        -------
Net assets attributable
  to variable annuity
  contract owners............   $2,658,927        90,272         1,048,390       951,017        4,981,101        304,081
                                ==========        ======         =========       =======        =========        =======
Investments in
  securities at cost.........   $2,525,217        83,051         1,012,826       802,725        4,427,109        278,935
                                ==========        ======         =========       =======        =========        =======
Shares outstanding...........      167,249         4,347            23,017        61,797          338,408         10,655
                                ==========        ======         =========       =======        =========        =======

                See accompanying notes to financial statements

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           Statements of Operations

                                                              AIM Variable Insurance Funds
                                            -----------------------------------------------------------------
                                                                AIM V.I.
                                                                 Capital        AIM V.I.         AIM V.I.
                                             AIM V.I. Basic   Appreciation     Core Equity     Global Real
                            Consolidated     Value Fund --       Fund --         Fund --      Estate Fund --
                                Total       Series II shares Series I shares Series I shares Series II shares
                          ----------------- ---------------- --------------- --------------- ----------------
                             Year ended
                          December 31, 2006                   Year ended December 31, 2006
                          ----------------- -----------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $ 9,225,692          9,933              495          15,302           3,560
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      6,039,886         37,688           13,585          14,494           2,115
                             -----------        -------         --------         -------          ------
Net investment income
  (expense)..............      3,185,806        (27,755)         (13,090)            808           1,445
                             -----------        -------         --------         -------          ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      6,544,540         49,563          156,772         136,649           7,591
   Change in unrealized
     appreciation
     (depreciation)......     20,535,694        135,342         (100,901)        (21,539)         38,418
   Capital gain
     distribution........     10,783,548        101,363               --              --           7,163
                             -----------        -------         --------         -------          ------
Net realized and
  unrealized gain (loss)
  on investments.........     37,863,782        286,268           55,871         115,110          53,172
                             -----------        -------         --------         -------          ------
Increase (decrease) in
  net assets from
  operations.............    $41,049,588        258,513           42,781         115,918          54,617
                             ===========        =======         ========         =======          ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                    AIM Variable                     The Alger
                            Insurance Funds (continued)            American Fund
                          -------------------------------  ----------------------------
                              AIM V.I.                         Alger      Alger American
                           International      AIM V.I.        American        Small
                               Growth         Large Cap        Growth     Capitalization
                              Fund --         Growth --     Portfolio --   Portfolio --
                          Series II shares Series I shares Class O Shares Class O Shares
                          ---------------- --------------- -------------- --------------
                            Year ended December 31, 2006   Year ended December 31, 2006
                          -------------------------------  ----------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $ 23,183          1,046             848             --
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..       22,205          3,752           9,084         11,404
                              --------         ------         -------        -------
Net investment income
  (expense)..............          978         (2,706)         (8,236)       (11,404)
                              --------         ------         -------        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       92,813          8,187         (45,891)        40,386
   Change in unrealized
     appreciation
     (depreciation)......      265,782          2,986          71,746        108,933
   Capital gain
     distribution........           --             --              --             --
                              --------         ------         -------        -------
Net realized and
  unrealized gain (loss)
  on investments.........      358,595         11,173          25,855        149,319
                              --------         ------         -------        -------
Increase (decrease) in
  net assets from
  operations.............     $359,573          8,467          17,619        137,915
                              ========         ======         =======        =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                            AllianceBernstein Variable Products Series Fund, Inc.
                          ----------------------------------------------------------------------------------------
                          AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                               Global          Growth and       International       Large Cap         Small Cap
                             Technology          Income             Value            Growth            Growth
                            Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                               Class B           Class B           Class B           Class B           Class B
                          ----------------- ----------------- ----------------- ----------------- -----------------
                                                        Year ended December 31, 2006
                          ----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      $    --             97,097           30,378                --               --
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..        6,729            136,583           43,845            37,777            1,859
                               -------          ---------          -------           -------           ------
Net investment income
  (expense)..............       (6,729)           (39,486)         (13,467)          (37,777)          (1,859)
                               -------          ---------          -------           -------           ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       11,562            186,067          137,727            67,631           11,768
   Change in unrealized
     appreciation
     (depreciation)......       23,085            663,073          658,210           (97,485)           1,389
   Capital gain
     distribution........           --            435,958           26,361                --               --
                               -------          ---------          -------           -------           ------
Net realized and
  unrealized gain (loss)
  on investments.........       34,647          1,285,098          822,298           (29,854)          13,157
                               -------          ---------          -------           -------           ------
Increase (decrease) in
  net assets from
  operations.............      $27,918          1,245,612          808,831           (67,631)          11,298
                               =======          =========          =======           =======           ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                          American Century
                                                                              Variable
                            American Century Variable Portfolios, Inc.   Portfolios II, Inc.
                          ---------------------------------------------- -------------------
                          VP Income &      VP                               VP Inflation
                            Growth    International VP Ultra(R) VP Value     Protection
                            Fund --      Fund --      Fund --   Fund --        Fund --
                            Class I      Class I      Class I   Class I       Class II
                          ----------- ------------- ----------- -------- -------------------
                                                                             Year ended
                                   Year ended December 31, 2006           December 31, 2006
                          ---------------------------------------------- -------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 7,209        5,163           --    96,615        18,337
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     6,426        7,558       11,872    27,375         9,210
                            -------      -------      -------   -------        ------
Net investment income
  (expense)..............       783       (2,395)     (11,872)   69,240         9,127
                            -------      -------      -------   -------        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     5,036       20,491        1,755    17,560        (1,741)
   Change in unrealized
     appreciation
     (depreciation)......    53,222       95,607      (27,111)  117,016        (6,451)
   Capital gain
     distribution........        --           --           --    67,573            --
                            -------      -------      -------   -------        ------
Net realized and
  unrealized gain (loss)
  on investments.........    58,258      116,098      (25,356)  202,149        (8,192)
                            -------      -------      -------   -------        ------
Increase (decrease) in
  net assets from
  operations.............   $59,041      113,703      (37,228)  271,389           935
                            =======      =======      =======   =======        ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                          BlackRock Variable Series Funds, Inc.
                          --------------------------------------------------------------------
                                              BlackRock        BlackRock         BlackRock
                             BlackRock          Global         Large Cap           Value
                          Basic Value V.I. Allocation V.I.    Growth V.I.    Opportunities V.I.
                              Fund --          Fund --          Fund --           Fund --
                          Class III Shares Class III Shares Class III Shares  Class III Shares
                          ---------------- ---------------- ---------------- ------------------
                                              Year ended December 31, 2006
                          --------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $14,278           121,629              46            190,213
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..       6,250            23,666           1,132              7,074
                              -------          --------          ------           --------
Net investment income
  (expense)..............       8,028            97,963          (1,086)           183,139
                              -------          --------          ------           --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       5,108            21,944             235            (16,030)
   Change in unrealized
     appreciation
     (depreciation)......      17,471          (103,749)          5,204           (328,647)
   Capital gain
     distribution........      46,843           184,325              --            202,108
                              -------          --------          ------           --------
Net realized and
  unrealized gain (loss)
  on investments.........      69,422           102,520           5,439           (142,569)
                              -------          --------          ------           --------
Increase (decrease) in
  net assets from
  operations.............     $77,450           200,483           4,353             40,570
                              =======          ========          ======           ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             Columbia Funds Variable
                                Insurance Trust I                        Dreyfus
                          ----------------------------  ----------------------------------------
                                                           Dreyfus
                                            Columbia     Investment
                             Columbia       Marsico     Portfolios --   Dreyfus     The Dreyfus
                             Marsico     International     MidCap       Variable      Socially
                              Growth     Opportunities      Stock      Investment   Responsible
                          Fund, Variable Fund, Variable Portfolio --    Fund --     Growth Fund,
                            Series --      Series --       Initial    Money Market    Inc. --
                             Class A        Class B        Shares      Portfolio   Initial Shares
                          -------------- -------------- ------------- ------------ --------------
                          Year ended December 31, 2006        Year ended December 31, 2006
                          ----------------------------  ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $     --         60,801        5,986        35,090           335
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      58,428         74,736        1,853        12,465         5,224
                             --------      ---------       ------        ------        ------
Net investment income
  (expense)..............     (58,428)       (13,935)       4,133        22,625        (4,889)
                             --------      ---------       ------        ------        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      77,685        284,652          384            --         1,844
   Change in unrealized
     appreciation
     (depreciation)......     146,952        622,413       (7,970)           --        28,971
   Capital gain
     distribution........          --        103,341       11,181            --            --
                             --------      ---------       ------        ------        ------
Net realized and
  unrealized gain (loss)
  on investments.........     224,637      1,010,406        3,595            --        30,815
                             --------      ---------       ------        ------        ------
Increase (decrease) in
  net assets from
  operations.............    $166,209        996,471        7,728        22,625        25,926
                             ========      =========       ======        ======        ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                             Eaton Vance
                                     DWS Variable Series II                Variable Trust
                          -------------------------------------------  ----------------------
                                                                                        VT
                            DWS Dreman     DWS Dreman        DWS            VT       Worldwide
                           High Return   Small Mid Cap    Technology   Floating-Rate  Health
                          Equity VIP --   Value VIP --      VIP --        Income     Sciences
                          Class B Shares Class B Shares Class B Shares     Fund        Fund
                          -------------- -------------- -------------- ------------- ---------
                                                                             Year ended
                                  Year ended December 31, 2006            December 31, 2006
                          -------------------------------------------  ----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $  9,381         3,571             --        484,808          --
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      11,672        13,717          3,022        133,453      27,909
                             --------       -------         ------        -------     -------
Net investment income
  (expense)..............      (2,291)      (10,146)        (3,022)       351,355     (27,909)
                             --------       -------         ------        -------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      15,739        10,208            822         (7,717)     25,804
   Change in unrealized
     appreciation
     (depreciation)......      71,139       110,032          1,831        (24,971)    (13,958)
   Capital gain
     distribution........      35,226        48,357             --             --          --
                             --------       -------         ------        -------     -------
Net realized and
  unrealized gain (loss)
  on investments.........     122,104       168,597          2,653        (32,688)     11,846
                             --------       -------         ------        -------     -------
Increase (decrease) in
  net assets from
  operations.............    $119,813       158,451           (369)       318,667     (16,063)
                             ========       =======         ======        =======     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Evergreen
                          Variable Annuity
                                Trust                     Federated Insurance Series
                          ----------------- ------------------------------------------------------
                                            Federated             Federated   Federated  Federated
                              Evergreen      American            High Income High Income  Kaufmann
                                 VA          Leaders   Federated    Bond        Bond     Fund II --
                                Omega       Fund II --  Capital  Fund II --  Fund II --
                               Fund --       Primary    Income     Primary     Service    Service
                               Class 2        Shares    Fund II    Shares      Shares      Shares
                          ----------------- ---------- --------- ----------- ----------- ----------
                             Year ended
                          December 31, 2006              Year ended December 31, 2006
                          ----------------- ------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      $   --         14,267     21,685    37,400      472,056     17,936
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..         400          8,256      5,108     6,669       92,612     49,418
                               ------         ------    -------    ------      -------    -------
Net investment income
  (expense)..............        (400)         6,011     16,577    30,731      379,444    (31,482)
                               ------         ------    -------    ------      -------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............          12           (440)   (19,290)   (5,015)      (7,445)   119,587
   Change in unrealized
     appreciation
     (depreciation)......       2,118         (4,082)    49,635    16,168      158,991    261,525
   Capital gain
     distribution........          --         76,642         --        --           --     22,631
                               ------         ------    -------    ------      -------    -------
Net realized and
  unrealized gain (loss)
  on investments.........       2,130         72,120     30,345    11,153      151,546    403,743
                               ------         ------    -------    ------      -------    -------
Increase (decrease) in
  net assets from
  operations.............      $1,730         78,131     46,922    41,884      530,990    372,261
                               ======         ======    =======    ======      =======    =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       Fidelity(R) Variable Insurance Products Fund
                          ----------------------------------------------------------------------
                           VIP Asset    VIP Asset                          VIP           VIP
                          Manager/SM/  Manager/SM/    VIP Balanced    Contrafund(R) Contrafund(R)
                          Portfolio -- Portfolio --   Portfolio --    Portfolio --  Portfolio --
                            Initial      Service         Service         Initial       Service
                             Class       Class 2         Class 2          Class        Class 2
                          ------------ ------------ ----------------- ------------- -------------
                                                       Period from
                                 Year ended             May 1 to              Year ended
                              December 31, 2006     December 31, 2006      December 31, 2006
                          ------------------------- ----------------- --------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 8,261       23,724             --           43,659        227,066
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     4,148       17,817          7,292           48,073        327,249
                            -------       ------         ------         --------      ---------
Net investment income
  (expense)..............     4,113        5,907         (7,292)          (4,414)      (100,183)
                            -------       ------         ------         --------      ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      (198)       3,617          8,328          209,117        605,737
   Change in unrealized
     appreciation
     (depreciation)......    11,285       41,811         51,406         (144,613)      (475,025)
   Capital gain
     distribution........        --           --             --          259,413      1,968,732
                            -------       ------         ------         --------      ---------
Net realized and
  unrealized gain (loss)
  on investments.........    11,087       45,428         59,734          323,917      2,099,444
                            -------       ------         ------         --------      ---------
Increase (decrease) in
  net assets from
  operations.............   $15,200       51,335         52,442          319,503      1,999,261
                            =======       ======         ======         ========      =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                Fidelity(R) Variable Insurance Products Fund (continued)
                          --------------------------------------------------------------------
                                VIP                                       VIP          VIP
                          Dynamic Capital      VIP           VIP        Growth &     Growth &
                           Appreciation   Equity-Income Equity-Income    Income       Income
                           Portfolio --   Portfolio --  Portfolio --  Portfolio -- Portfolio --
                              Service        Initial       Service      Initial      Service
                              Class 2         Class        Class 2       Class       Class 2
                          --------------- ------------- ------------- ------------ ------------
                                              Year ended December 31, 2006
                          --------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $   486         94,085        339,818       9,747       23,500
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..       2,829         29,356        126,745      14,368       52,162
                              -------        -------      ---------     -------      -------
Net investment income
  (expense)..............      (2,343)        64,729        213,073      (4,621)     (28,662)
                              -------        -------      ---------     -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       3,005        101,153        183,833      30,828       99,672
   Change in unrealized
     appreciation
     (depreciation)......      15,226        (32,522)        70,953      56,393      198,420
   Capital gain
     distribution........       5,748        212,156        886,923      27,233       85,045
                              -------        -------      ---------     -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........      23,979        280,787      1,141,709     114,454      383,137
                              -------        -------      ---------     -------      -------
Increase (decrease) in
  net assets from
  operations.............     $21,636        345,516      1,354,782     109,833      354,475
                              =======        =======      =========     =======      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Fidelity(R) Variable Insurance Products Fund (continued)
                          -----------------------------------------------------------------
                           VIP Growth
                          Opportunities  VIP Growth   VIP Growth  VIP Mid Cap  VIP Overseas
                          Portfolio --  Portfolio -- Portfolio -- Portfolio -- Portfolio --
                             Initial      Initial      Service      Service      Initial
                              Class        Class       Class 2      Class 2       Class
                          ------------- ------------ ------------ ------------ ------------
                                            Year ended December 31, 2006
                          -----------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $ 3,506        4,971        3,130       174,708      12,782
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      6,670       17,004       31,252       229,084      11,304
                             -------      -------      -------     ---------     -------
Net investment income
  (expense)..............     (3,164)     (12,033)     (28,122)      (54,376)      1,478
                             -------      -------      -------     ---------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (8,231)     (67,804)      58,164       381,296      54,751
   Change in unrealized
     appreciation
     (depreciation)......     26,097      140,329       68,996      (398,407)     61,368
   Capital gain
     distribution........         --           --           --     1,499,668          --
                             -------      -------      -------     ---------     -------
Net realized and
  unrealized gain (loss)
  on investments.........     17,866       72,525      127,160     1,482,557     116,119
                             -------      -------      -------     ---------     -------
Increase (decrease) in
  net assets from
  operations.............    $14,702       60,492       99,038     1,428,181     117,597
                             =======      =======      =======     =========     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                             Fidelity(R)
                              Variable
                              Insurance
                            Products Fund   Franklin Templeton Variable Insurance
                             (continued)             Products Trust
                          ----------------- ------------------------------------
                                                          Franklin
                                             Franklin    Large Cap      Mutual
                              VIP Value       Income       Growth       Shares
                             Strategies     Securities   Securities   Securities
                            Portfolio --     Fund --      Fund --      Fund --
                               Service       Class 2      Class 2      Class 2
                               Class 2        Shares       Shares       Shares
                          ----------------- ----------   ----------   ----------
                             Year ended
                          December 31, 2006   Year ended December 31, 2006
                          ----------------- ------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $  4,974        366,968       3,678       13,912
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..        3,941        270,216       8,567       19,306
                              --------      ---------      ------      -------
Net investment income
  (expense)..............        1,033         96,752      (4,889)      (5,394)
                              --------      ---------      ------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       16,055        156,593       7,155       35,641
   Change in unrealized
     appreciation
     (depreciation)......      (13,557)     2,084,975      58,592      187,686
   Capital gain
     distribution........       31,361         28,147          --       17,023
                              --------      ---------      ------      -------
Net realized and
  unrealized gain (loss)
  on investments.........       33,859      2,269,715      65,747      240,350
                              --------      ---------      ------      -------
Increase (decrease) in
  net assets from
  operations.............     $ 34,892      2,366,467      60,858      234,956
                              ========      =========      ======      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          Franklin Templeton Variable Insurance Products Trust (continued)
                          ------------------------------------------------------------
                                                   Templeton  Templeton
                          Templeton     Templeton    Global     Global       Templeton
                           Foreign       Foreign     Asset      Income        Growth
                          Securities    Securities Allocation Securities    Securities
                           Fund --       Fund --    Fund --    Fund --        Fund --
                           Class 1       Class 2    Class 2    Class 1        Class 2
                            Shares        Shares     Shares     Shares        Shares
                          ----------    ---------- ---------- ---------- -----------------
                                                                            Period from
                                                                             May 1 to
                                 Year ended December 31, 2006            December 31, 2006
                          -------------------------------------------    -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $ 1,204        24,262     29,457      6,309           578
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..    1,160        32,974      6,878      2,787         1,770
                           -------       -------     ------     ------        ------
Net investment income
  (expense)..............       44        (8,712)    22,579      3,522        (1,192)
                           -------       -------     ------     ------        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      488        91,803      3,957      2,376         2,616
   Change in unrealized
     appreciation
     (depreciation)......   16,207       295,401     28,442     15,716        29,785
   Capital gain
     distribution........       --            --     26,239         --         1,612
                           -------       -------     ------     ------        ------
Net realized and
  unrealized gain (loss)
  on investments.........   16,695       387,204     58,638     18,092        34,013
                           -------       -------     ------     ------        ------
Increase (decrease) in
  net assets from
  operations.............  $16,739       378,492     81,217     21,614        32,821
                           =======       =======     ======     ======        ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                              GE Investments Funds, Inc.
                          -------------------------------------------------------------------
                                    International  Mid-Cap  Money      Premier    Real Estate
                           Income      Equity      Equity   Market  Growth Equity Securities
                            Fund        Fund        Fund     Fund       Fund         Fund
                          --------  ------------- --------  ------- ------------- -----------
                                             Year ended December 31, 2006
                          -------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $274,529      2,204       85,064  353,338     10,404       123,424
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..   67,887      2,826       85,443  121,738     38,125        65,061
                          --------     ------     --------  -------    -------     ---------
Net investment income
  (expense)..............  206,642       (622)        (379) 231,600    (27,721)       58,363
                          --------     ------     --------  -------    -------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  (43,569)    19,656      169,698       --     51,252       114,938
   Change in unrealized
     appreciation
     (depreciation)......  (41,847)    20,225     (424,109)      --    163,077       332,834
   Capital gain
     distribution........       --         --      619,769       --         --       635,340
                          --------     ------     --------  -------    -------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........  (85,416)    39,881      365,358       --    214,329     1,083,112
                          --------     ------     --------  -------    -------     ---------
Increase (decrease) in
  net assets from
  operations............. $121,226     39,259      364,979  231,600    186,608     1,141,475
                          ========     ======     ========  =======    =======     =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                          GE Investments Funds, Inc. (continued)
                          ----------------------------------------------------------------------
                          S&P 500(R) Small-Cap  Total Return    Total Return      U.S.    Value
                            Index     Equity      Fund --          Fund --       Equity   Equity
                             Fund      Fund    Class 1 shares  Class 3 shares     Fund     Fund
                          ---------- --------- -------------- ----------------- -------   -------
                                                                 Period from
                                                                  May 1 to         Year ended
                             Year ended December 31, 2006     December 31, 2006 December 31, 2006
                          ----------------------------------- ----------------- ----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $  645,180   48,052      542,618          471,838      38,621    36,610
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..    577,566   94,832      440,258          146,946      42,161    31,620
                          ---------- --------    ---------        ---------     -------   -------
Net investment income
  (expense)..............     67,614  (46,780)     102,360          324,892      (3,540)    4,990
                          ---------- --------    ---------        ---------     -------   -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    787,441  182,849      305,025           92,896      50,717    55,157
   Change in unrealized
     appreciation
     (depreciation)......  4,122,267 (216,773)   2,308,983          598,426     334,997    70,276
   Capital gain
     distribution........         --  719,002      395,958          337,227          --   165,857
                          ---------- --------    ---------        ---------     -------   -------
Net realized and
  unrealized gain (loss)
  on investments.........  4,909,708  685,078    3,009,966        1,028,549     385,714   291,290
                          ---------- --------    ---------        ---------     -------   -------
Increase (decrease) in
  net assets from
  operations............. $4,977,322  638,298    3,112,326        1,353,441     382,174   296,280
                          ========== ========    =========        =========     =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                    Goldman
                                Sachs Variable
                                Insurance Trust                J.P. Morgan Series Trust II
                              ------------------  -----------------------------------------------------
                               Goldman   Goldman
                                Sachs     Sachs                                               U.S. Large
                              Growth and Mid Cap            International  Mid Cap    Small    Cap Core
                                Income    Value     Bond       Equity       Value    Company    Equity
                                 Fund     Fund    Portfolio   Portfolio   Portfolio Portfolio Portfolio
                              ---------- -------  --------- ------------- --------- --------- ----------
                                  Year ended
                               December 31, 2006               Year ended December 31, 2006
                              ------------------  -----------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............  $ 5,190    68,735   79,024       1,932       57,729    3,664      1,881
   Expenses -- Mortality
     and expense risk
     and
     administrative expenses
     (note 4a)...............    5,186    34,465   30,647       4,179       52,791    7,516      3,016
                               -------   -------   ------      ------      -------   ------     ------
Net investment income
  (expense)..................        4    34,270   48,377      (2,247)       4,938   (3,852)    (1,135)
                               -------   -------   ------      ------      -------   ------     ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..................   58,179   128,147   (9,123)     13,190       93,394    5,603      3,055
   Change in unrealized
     appreciation
     (depreciation)..........   (3,749)  (36,682)   8,527      35,699      323,727   46,585     24,294
   Capital gain
     distribution............   12,473   201,938       --          --       39,806    9,651         --
                               -------   -------   ------      ------      -------   ------     ------
Net realized and
  unrealized gain (loss)
  on investments.............   66,903   293,403     (596)     48,889      456,927   61,839     27,349
                               -------   -------   ------      ------      -------   ------     ------
Increase (decrease) in
  net assets from
  operations.................  $66,907   327,673   47,781      46,642      461,865   57,987     26,214
                               =======   =======   ======      ======      =======   ======     ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                  Janus Aspen Series
                          ------------------------------------------------------------------
                            Balanced      Balanced   Flexible Bond     Forty        Forty
                          Portfolio --  Portfolio -- Portfolio --  Portfolio --  Portfolio --
                          Institutional   Service    Institutional Institutional   Service
                             Shares        Shares       Shares        Shares        Shares
                          ------------- ------------ ------------- ------------- ------------
                                             Year ended December 31, 2006
                          ------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $ 76,534      120,685       15,133         11,430        1,718
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     54,417       99,349        4,547         48,983       14,430
                            --------      -------       ------        -------      -------
Net investment income
  (expense)..............     22,117       21,336       10,586        (37,553)     (12,712)
                            --------      -------       ------        -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    127,022      181,058       (4,150)        25,184       32,245
   Change in unrealized
     appreciation
     (depreciation)......    174,915      304,582        1,295        258,296       92,256
   Capital gain
     distribution........         --           --          659             --           --
                            --------      -------       ------        -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    301,937      485,640       (2,196)       283,480      124,501
                            --------      -------       ------        -------      -------
Increase (decrease) in
  net assets from
  operations.............   $324,054      506,976        8,390        245,927      111,789
                            ========      =======       ======        =======      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                            Janus Aspen Series (continued)
                          ------------------------------------------------------------------
                          Global Life     Global    International International   Large Cap
                            Sciences    Technology     Growth        Growth        Growth
                          Portfolio -- Portfolio -- Portfolio --  Portfolio --  Portfolio --
                            Service      Service    Institutional    Service    Institutional
                             Shares       Shares       Shares        Shares        Shares
                          ------------ ------------ ------------- ------------- -------------
                                             Year ended December 31, 2006
                          ------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $    --           --        34,449        20,177         8,631
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     2,842        1,088        26,206        17,129        26,308
                            -------       ------       -------       -------      --------
Net investment income
  (expense)..............    (2,842)      (1,088)        8,243         3,048       (17,677)
                            -------       ------       -------       -------      --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     7,263        3,999       195,501        94,602      (133,071)
   Change in unrealized
     appreciation
     (depreciation)......     3,746        1,174       459,863       295,428       325,872
   Capital gain
     distribution........        --           --            --            --            --
                            -------       ------       -------       -------      --------
Net realized and
  unrealized gain (loss)
  on investments.........    11,009        5,173       655,364       390,030       192,801
                            -------       ------       -------       -------      --------
Increase (decrease) in
  net assets from
  operations.............   $ 8,167        4,085       663,607       393,078       175,124
                            =======       ======       =======       =======      ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                            Janus Aspen Series (continued)
                          ------------------------------------------------------------------
                           Large Cap      Mid Cap      Mid Cap      Worldwide    Worldwide
                             Growth       Growth        Growth       Growth        Growth
                          Portfolio -- Portfolio --  Portfolio -- Portfolio --  Portfolio --
                            Service    Institutional   Service    Institutional   Service
                             Shares       Shares        Shares       Shares        Shares
                          ------------ ------------- ------------ ------------- ------------
                                             Year ended December 31, 2006
                          ------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $   877            --           --        30,776        9,651
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..     4,944        40,165        5,207        25,505        9,562
                            -------      --------       ------      --------       ------
Net investment income
  (expense)..............    (4,067)      (40,165)      (5,207)        5,271           89
                            -------      --------       ------      --------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    12,258      (512,710)      17,799      (163,581)      38,059
   Change in unrealized
     appreciation
     (depreciation)......    21,139       872,968       25,383       424,782       56,481
   Capital gain
     distribution........        --            --           --            --           --
                            -------      --------       ------      --------       ------
Net realized and
  unrealized gain (loss)
  on investments.........    33,397       360,258       43,182       261,201       94,540
                            -------      --------       ------      --------       ------
Increase (decrease) in
  net assets from
  operations.............   $29,330       320,093       37,975       266,472       94,629
                            =======      ========       ======      ========       ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           JPMorgan Insurance Trust
                          ----------------------------------------------------------
                                                   JPMorgan
                                                   Insurance   JPMorgan    JPMorgan
                           JPMorgan    JPMorgan      Trust     Insurance   Insurance
                           Insurance   Insurance  Diversified    Trust       Trust
                             Trust       Trust      Mid Cap   Government   Intrepid
                           Balanced    Core Bond    Growth       Bond       Mid Cap
                          Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1
                          ----------- ----------- ----------- ----------- -----------
                                    Period from May 1 to December 31, 2006
                          ----------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $ --           --         --           --          --
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      10        2,787         20        2,855         309
                             ----       ------        ---       ------       -----
Net investment income
  (expense)..............     (10)      (2,787)       (20)      (2,855)       (309)
                             ----       ------        ---       ------       -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      --          832         --        1,385         105
   Change in unrealized
     appreciation
     (depreciation)......      85        5,261        140        4,503       4,018
   Capital gain
     distribution........      --           --         --           --          --
                             ----       ------        ---       ------       -----
Net realized and
  unrealized gain (loss)
  on investments.........      85        6,093        140        5,888       4,123
                             ----       ------        ---       ------       -----
Increase (decrease) in
  net assets from
  operations.............    $ 75        3,306        120        3,033       3,814
                             ====       ======        ===       ======       =====

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                                                         Legg Mason
                                                                                                      Partners Variable
                                        Legg Mason Partners Variable Portfolios I, Inc.                 Portfolios II
                          --------------------------------------------------------------------------- -----------------
                                                               Legg Mason    Legg Mason   Legg Mason     Legg Mason
                             Legg Mason       Legg Mason        Partners      Partners     Partners   Partners Variable
                              Partners     Partners Variable    Variable      Variable     Variable      Aggressive
                            Variable All       Investors     Strategic Bond Total Return Total Return      Growth
                          Cap Portfolio --   Portfolio --     Portfolio --  Portfolio -- Portfolio --   Portfolio --
                              Class II          Class I         Class I       Class I      Class II       Class II
                          ---------------- ----------------- -------------- ------------ ------------ -----------------
                                                                                                         Year ended
                                                 Year ended December 31, 2006                         December 31, 2006
                          --------------------------------------------------------------------------- -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $ 7,539            3,479           10,995         2,510        7,855              --
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..       8,734            3,093            3,206         1,930        4,348          16,659
                              -------           ------           ------        ------       ------         -------
Net investment income
  (expense)..............      (1,195)             386            7,789           580        3,507         (16,659)
                              -------           ------           ------        ------       ------         -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      13,984            4,882           (7,119)        6,508          322           9,079
   Change in unrealized
     appreciation
     (depreciation)......      48,764           23,032            6,383         4,225       14,274          81,777
   Capital gain
     distribution........      19,364            4,988              203         2,190        8,007              --
                              -------           ------           ------        ------       ------         -------
Net realized and
  unrealized gain (loss)
  on investments.........      82,112           32,902             (533)       12,923       22,603          90,856
                              -------           ------           ------        ------       ------         -------
Increase (decrease) in
  net assets from
  operations.............     $80,917           33,288            7,256        13,503       26,110          74,197
                              =======           ======           ======        ======       ======         =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                        MFS(R) Variable Insurance Trust
                              -----------------------------------------------------------------------------------
                                  MFS(R)                                      MFS(R)
                                 Investors        MFS(R)       MFS(R) New   Strategic   MFS(R) Total    MFS(R)
                                  Growth         Investors     Discovery      Income       Return     Utilities
                              Stock Series -- Trust Series --  Series --    Series --    Series --    Series --
                                  Service         Service       Service      Service      Service      Service
                               Class Shares    Class Shares   Class Shares Class Shares Class Shares Class Shares
                              --------------- --------------- ------------ ------------ ------------ ------------
                                                         Year ended December 31, 2006
                              -----------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............    $     --          10,099            --       33,904      155,189       50,503
   Expenses -- Mortality
     and expense risk
     and
     administrative expenses
     (note 4a)...............      38,058          58,974        17,322       10,104      109,334       45,155
                                 --------         -------       -------       ------      -------      -------
Net investment income
  (expense)..................     (38,058)        (48,875)      (17,322)      23,800       45,855        5,348
                                 --------         -------       -------       ------      -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..................      46,544         160,345        30,702       (3,108)       4,581      165,407
   Change in unrealized
     appreciation
     (depreciation)..........     123,071         275,983        84,790        5,998      391,927      511,553
   Capital gain
     distribution............          --              --        19,942        3,305      149,174      102,928
                                 --------         -------       -------       ------      -------      -------
Net realized and
  unrealized gain (loss)
  on investments.............     169,615         436,328       135,434        6,195      545,682      779,888
                                 --------         -------       -------       ------      -------      -------
Increase (decrease) in
  net assets from
  operations.................    $131,557         387,453       118,112       29,995      591,537      785,236
                                 ========         =======       =======       ======      =======      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Old Mutual Insurance
                                   Series Fund              Oppenheimer Variable Account Funds
                              --------------------  --------------------------------------------------
                                                                Oppenheimer               Oppenheimer
                                         Old Mutual              Balanced   Oppenheimer     Capital
                              Old Mutual Large Cap  Oppenheimer Fund/VA --    Capital     Appreciation
                              Growth II    Growth    Balanced     Service   Appreciation   Fund/VA --
                              Portfolio  Portfolio    Fund/VA     Shares      Fund/VA    Service Shares
                              ---------- ---------- ----------- ----------- ------------ --------------
                                   Year ended
                                December 31, 2006              Year ended December 31, 2006
                              --------------------  --------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............  $     --        --     24,733       38,936       4,567         9,322
   Expenses -- Mortality
     and expense risk
     and
     administrative expenses
     (note 4a)...............     3,656     7,714     12,973       34,865      16,056        77,911
                               --------   -------     ------      -------     -------       -------
Net investment income
  (expense)..................    (3,656)   (7,714)    11,760        4,071     (11,489)      (68,589)
                               --------   -------     ------      -------     -------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..................   (49,271)  (26,817)     7,589       11,157       9,163       146,624
   Change in unrealized
     appreciation
     (depreciation)..........    68,339    55,375     28,117      147,174      68,882       232,008
   Capital gain
     distribution............        --        --     35,978       61,060          --            --
                               --------   -------     ------      -------     -------       -------
Net realized and
  unrealized gain (loss)
  on investments.............    19,068    28,558     71,684      219,391      78,045       378,632
                               --------   -------     ------      -------     -------       -------
Increase (decrease) in
  net assets from
  operations.................  $ 15,412    20,844     83,444      223,462      66,556       310,043
                               ========   =======     ======      =======     =======       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                  Oppenheimer Variable Account Funds (continued)
                          ----------------------------------------------------------------------------------------------
                                       Oppenheimer                               Oppenheimer
                                          Global                  Oppenheimer    Main Street                Oppenheimer
                          Oppenheimer   Securities   Oppenheimer  Main Street     Small Cap    Oppenheimer  MidCap Fund/
                           Core Bond    Fund/VA --   High Income   Fund/VA --     Fund/VA --     MidCap        VA --
                            Fund/VA   Service Shares   Fund/VA   Service Shares Service Shares   Fund/VA   Service Shares
                          ----------- -------------- ----------- -------------- -------------- ----------- --------------
                                                           Year ended December 31, 2006
                          ----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $ 83,300        54,713      37,883         84,320         9,048            --           --
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..    20,873       113,009       7,101        151,577        82,798        10,607        4,770
                           --------     ---------      ------      ---------       -------       -------       ------
Net investment income
  (expense)..............    62,427       (58,296)     30,782        (67,257)      (73,750)      (10,607)      (4,770)
                           --------     ---------      ------      ---------       -------       -------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (11,343)      228,945      (2,210)       329,929       184,484       (80,848)       6,477
   Change in unrealized
     appreciation
     (depreciation)......      (295)      553,075       9,332        939,668       369,279       101,055          136
   Capital gain
     distribution........        --       338,897          --             --       142,125            --           --
                           --------     ---------      ------      ---------       -------       -------       ------
Net realized and
  unrealized gain (loss)
  on investments.........   (11,638)    1,120,917       7,122      1,269,597       695,888        20,207        6,613
                           --------     ---------      ------      ---------       -------       -------       ------
Increase (decrease) in
  net assets from
  operations.............  $ 50,789     1,062,621      37,904      1,202,340       622,138         9,600        1,843
                           ========     =========      ======      =========       =======       =======       ======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                       PIMCO Variable Insurance Trust
                          ----------------------------------------------------------------------------------------
                                        Foreign Bond
                                       Portfolio (U.S.                   Long-Term
                           All Asset       Dollar        High Yield   U.S. Government  Low Duration   Total Return
                          Portfolio --   Hedged) --     Portfolio --   Portfolio --    Portfolio --   Portfolio --
                            Advisor    Administrative  Administrative Administrative  Administrative Administrative
                          Class Shares  Class Shares    Class Shares   Class Shares    Class Shares   Class Shares
                          ------------ --------------- -------------- --------------- -------------- --------------
                                                        Year ended December 31, 2006
                          ----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $45,068         5,499         368,575         462,604         48,132       1,153,322
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..    12,435         2,134          85,582         132,262         19,226         358,273
                            -------        ------         -------        --------         ------       ---------
Net investment income
  (expense)..............    32,633         3,365         282,993         330,342         28,906         795,049
                            -------        ------         -------        --------         ------       ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       616         1,305          16,384         (79,026)        (2,089)        (81,064)
   Change in unrealized
     appreciation
     (depreciation)......    (7,137)       (4,281)        102,436        (373,677)           852        (197,353)
   Capital gain
     distribution........     1,697           282              --          85,725             --              --
                            -------        ------         -------        --------         ------       ---------
Net realized and
  unrealized gain (loss)
  on investments.........    (4,824)       (2,694)        118,820        (366,978)        (1,237)       (278,417)
                            -------        ------         -------        --------         ------       ---------
Increase (decrease) in
  net assets from
  operations.............   $27,809           671         401,813         (36,636)        27,669         516,632
                            =======        ======         =======        ========         ======       =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                    The Prudential Series Fund
                          -----------------------------------------------
                          Jennison 20/20                      Natural
                               Focus         Jennison        Resources
                           Portfolio --    Portfolio --    Portfolio --
                          Class II Shares Class II Shares Class II Shares
                          --------------- --------------- ---------------
                                   Year ended December 31, 2006
                          -----------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $  2,150             --           17,459
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..      13,859          1,024           11,757
                             --------         ------          -------
Net investment income
  (expense)..............     (11,709)        (1,024)           5,702
                             --------         ------          -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      24,037          4,887           21,652
   Change in unrealized
     appreciation
     (depreciation)......     109,276            134           10,051
   Capital gain
     distribution........       8,770             --           67,902
                             --------         ------          -------
Net realized and
  unrealized gain (loss)
  on investments.........     142,083          5,021           99,605
                             --------         ------          -------
Increase (decrease) in
  net assets from
  operations.............    $130,374          3,997          105,307
                             ========         ======          =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                           Rydex Variable     Van Kampen Life Investment
                                Trust                    Trust
                          ----------------- ------------------------------
                                                               Strategic
                                               Comstock         Growth
                                             Portfolio --    Portfolio --
                              OTC Fund      Class II Shares Class II Shares
                          ----------------- --------------- ---------------
                             Year ended               Year ended
                          December 31, 2006        December 31, 2006
                          ----------------- ------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $     --           94,457             --
   Expenses -- Mortality
     and expense risk
     and administrative
     expenses (note 4a)..       15,203           64,734          4,067
                              --------          -------         ------
Net investment income
  (expense)..............      (15,203)          29,723         (4,067)
                              --------          -------         ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............        6,841           43,688          7,033
   Change in unrealized
     appreciation
     (depreciation)......       44,808          321,583            777
   Capital gain
     distribution........           --          174,959             --
                              --------          -------         ------
Net realized and
  unrealized gain (loss)
  on investments.........       51,649          540,230          7,810
                              --------          -------         ------
Increase (decrease) in
  net assets from
  operations.............     $ 36,446          569,953          3,743
                              ========          =======         ======

                See accompanying notes to financial statements

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets

                                                               AIM Variable Insurance Funds
                                                         -----------------------------------------
                                                            AIM V.I. Basic      AIM V.I. Capital
                                                             Value Fund --     Appreciation Fund --
                                  Consolidated Total       Series II shares     Series I shares
                              -------------------------  --------------------  -------------------
                                      Year ended              Year ended           Year ended
                                     December 31,            December 31,         December 31,
                              -------------------------  --------------------  -------------------
                                  2006          2005        2006       2005      2006       2005
                              ------------  -----------  ---------  ---------  --------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  3,185,806    1,382,047    (27,755)   (20,227)  (13,090)  (13,089)
   Net realized gain
     (loss) on
     investments.............    6,544,540    2,426,911     49,563     27,565   156,772    35,477
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   20,535,694   10,249,146    135,342     63,835  (100,901)   30,338
   Capital gain
     distribution............   10,783,548    2,227,049    101,363     15,064        --        --
                              ------------  -----------  ---------  ---------  --------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   41,049,588   16,285,153    258,513     86,237    42,781    52,726
                              ------------  -----------  ---------  ---------  --------   -------
From capital
  transactions:
   Net premiums..............  130,274,139   73,460,305    193,826    221,458     5,035    23,291
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........   (3,332,293)  (1,772,520)        --     (3,803)   (1,703)       --
     Surrenders..............  (27,847,636) (15,220,459)  (100,303)  (102,306)  (55,525)  (43,378)
     Administrative
       expenses (note 4a)....     (279,050)    (154,669)    (1,740)    (1,055)     (376)     (460)
     Transfers (to) from
       the Guarantee
       Account...............   15,224,110   12,485,986     24,974    130,872    19,672     6,098
     Transfers (to) from
       other subaccounts.....           --           --    (80,274)   123,100  (118,515)   50,711
                              ------------  -----------  ---------  ---------  --------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  114,039,270   68,798,639     36,483    368,266  (151,412)   36,262
                              ------------  -----------  ---------  ---------  --------   -------
Increase (decrease) in
  net assets.................  155,088,858   85,083,792    294,996    454,503  (108,631)   88,988
Net assets at beginning
  of year....................  324,670,976  239,587,184  2,250,162  1,795,659   980,894   891,906
                              ------------  -----------  ---------  ---------  --------   -------
Net assets at end of year.... $479,759,834  324,670,976  2,545,158  2,250,162   872,263   980,894
                              ============  ===========  =========  =========  ========   =======
Change in units (note 5):
   Units purchased...........   28,232,785   18,176,354     29,139     51,684    80,825    21,849
   Units redeemed............  (16,538,690) (11,855,838)   (26,066)   (23,043)  (97,702)  (17,358)
                              ------------  -----------  ---------  ---------  --------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   11,694,095    6,320,516      3,073     28,641   (16,877)    4,491
                              ============  ===========  =========  =========  ========   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           AIM Variable Insurance Funds (continued)
                              ---------------------------------------------------------------------
                                  AIM V.I. Core          AIM V.I. Global      AIM V.I. International
                                 Equity Fund --        Real Estate Fund --      Growth Fund --
                                 Series I shares        Series II shares       Series II shares
                              --------------------  ------------------------  ---------------------
                                                                 Period from
                                   Year ended        Year ended  April 29 to      Year ended
                                  December 31,      December 31, December 31,    December 31,
                              --------------------  ------------ ------------ ---------------------
                                 2006       2005        2006         2005        2006        2005
                              ---------  ---------  ------------ ------------  ---------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $     808     (7,325)     1,445          373          978     (2,574)
   Net realized gain
     (loss) on
     investments.............   136,649     14,359      7,591          (38)      92,813     12,128
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (21,539)    32,584     38,418          447      265,782     75,168
   Capital gain
     distribution............        --         --      7,163          369           --         --
                              ---------  ---------    -------       ------     ---------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   115,918     39,618     54,617        1,151      359,573     84,722
                              ---------  ---------    -------       ------     ---------   -------
From capital
  transactions:
   Net premiums..............    25,490     12,476     43,179       21,962    1,739,252    315,174
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........        --         --         --           --           --         --
     Surrenders..............  (120,300)   (53,927)        --           --      (24,441)    (3,785)
     Administrative
       expenses (note 4a)....      (251)      (245)       (67)          --         (885)      (181)
     Transfers (to) from
       the Guarantee
       Account...............     7,247     (4,931)   101,296       15,710      238,904     59,406
     Transfers (to) from
       other subaccounts.....      (794)   (90,126)    25,415          103     (156,305)    68,324
                              ---------  ---------    -------       ------     ---------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (88,608)  (136,753)   169,823       37,775    1,796,525    438,938
                              ---------  ---------    -------       ------     ---------   -------
Increase (decrease) in
  net assets.................    27,310    (97,135)   224,440       38,926    2,156,098    523,660
Net assets at beginning
  of year....................   940,042  1,037,177     38,926           --      627,016    103,356
                              ---------  ---------    -------       ------     ---------   -------
Net assets at end of year.... $ 967,352    940,042    263,366       38,926    2,783,114    627,016
                              =========  =========    =======       ======     =========   =======
Change in units (note 5):
   Units purchased...........   101,879      2,904     18,251        3,703      218,797     56,589
   Units redeemed............  (121,565)   (18,913)    (5,263)        (314)     (65,379)   (15,160)
                              ---------  ---------    -------       ------     ---------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (19,686)   (16,009)    12,988        3,389      153,418     41,429
                              =========  =========    =======       ======     =========   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 AIM Variable
                               Insurance Funds
                                 (continued)            The Alger American Fund
                              -----------------  ----------------------------------------
                                                                       Alger American Small
                                AIM V.I. Large   Alger American Growth   Capitalization
                                Cap Growth --       Portfolio --          Portfolio --
                               Series I shares     Class O Shares        Class O Shares
                              -----------------  --------------------  ------------------
                                  Year ended         Year ended            Year ended
                                 December 31,       December 31,          December 31,
                              -----------------  --------------------  ------------------
                                2006      2005     2006        2005      2006       2005
                              --------  -------   --------   -------   --------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (2,706)  (2,069)   (8,236)    (8,008)   (11,404)   (11,191)
   Net realized gain
     (loss) on
     investments.............    8,187    1,659   (45,891)   (35,211)    40,386     (9,337)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    2,986    6,211    71,746    110,069    108,933    134,387
   Capital gain
     distribution............       --       --        --         --         --         --
                              --------  -------   --------   -------   --------   --------
       Increase
         (decrease) in
         net assets from
         operations..........    8,467    5,801    17,619     66,850    137,915    113,859
                              --------  -------   --------   -------   --------   --------
From capital
  transactions:
   Net premiums..............    9,085   64,482        --         --        180      2,380
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........       --       --        --     (7,402)        --     (6,859)
     Surrenders..............   (2,237) (14,128) (156,243)   (27,783)  (224,536)   (81,367)
     Administrative
       expenses (note 4a)....     (301)    (168)     (403)      (447)      (670)      (639)
     Transfers (to) from
       the Guarantee
       Account...............    2,374    7,712    14,386      1,354     15,843    (10,587)
     Transfers (to) from
       other subaccounts.....  (69,798)   2,759    (1,415)   (44,949)    39,479    (10,606)
                              --------  -------   --------   -------   --------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (60,877)  60,657  (143,675)   (79,227)  (169,704)  (107,678)
                              --------  -------   --------   -------   --------   --------
Increase (decrease) in
  net assets.................  (52,410)  66,458  (126,056)   (12,377)   (31,789)     6,181
Net assets at beginning
  of year....................  264,953  198,495   700,558    712,935    808,814    802,633
                              --------  -------   --------   -------   --------   --------
Net assets at end of year.... $212,543  264,953   574,502    700,558    777,025    808,814
                              ========  =======   ========   =======   ========   ========
Change in units (note 5):
   Units purchased...........   29,956    6,875     4,333        739     17,231      5,387
   Units redeemed............  (30,228)  (1,875)  (17,902)    (8,803)   (32,665)   (17,172)
                              --------  -------   --------   -------   --------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (272)   5,000   (13,569)    (8,064)   (15,434)   (11,785)
                              ========  =======   ========   =======   ========   ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 AllianceBernstein Variable Products Series Fund, Inc.
                              --------------------------------------------------------------
                              AllianceBernstein
                              Global Technology  AllianceBernstein Growth  AllianceBernstein
                                 Portfolio --    and Income Portfolio --  International Value
                                   Class B              Class B           Portfolio -- Class B
                              -----------------  -----------------------  ------------------
                                  Year ended          Year ended              Year ended
                                 December 31,        December 31,            December 31,
                              -----------------  -----------------------  ------------------
                                2006      2005      2006         2005        2006       2005
                              --------  -------   ---------   ---------   ---------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (6,729)  (4,614)   (39,486)     (25,671)    (13,467)   (2,592)
   Net realized gain
     (loss) on
     investments.............   11,562    5,555    186,067      163,306     137,727     9,181
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   23,085    4,935    663,073       92,776     658,210    79,297
   Capital gain
     distribution............       --       --    435,958           --      26,361     3,966
                              --------  -------   ---------   ---------   ---------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   27,918    5,876  1,245,612      230,411     808,831    89,852
                              --------  -------   ---------   ---------   ---------   -------
From capital
  transactions:
   Net premiums..............   63,824   27,433    805,168    1,075,873   3,808,923   630,842
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........  (16,864)      --    (32,924)     (73,270)         --        --
     Surrenders..............  (16,858) (35,249)  (423,814)    (295,394)    (80,691)   (7,679)
     Administrative
       expenses (note 4a)....     (534)    (274)    (3,878)      (2,859)     (1,545)      (55)
     Transfers (to) from
       the Guarantee
       Account...............    7,837    8,803    139,062      184,093     351,350    84,245
     Transfers (to) from
       other subaccounts.....   81,760   (4,856)  (305,573)      (9,251)    300,248   135,652
                              --------  -------   ---------   ---------   ---------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  119,165   (4,143)   178,041      879,192   4,378,285   843,005
                              --------  -------   ---------   ---------   ---------   -------
Increase (decrease) in
  net assets.................  147,083    1,733  1,423,653    1,109,603   5,187,116   932,857
Net assets at beginning
  of year....................  322,728  320,995  8,039,730    6,930,127     966,816    33,959
                              --------  -------   ---------   ---------   ---------   -------
Net assets at end of year.... $469,811  322,728  9,463,383    8,039,730   6,153,932   966,816
                              ========  =======   =========   =========   =========   =======
Change in units (note 5):
   Units purchased...........   23,010    7,006    131,900      198,015     477,585    85,151
   Units redeemed............  (14,694)  (7,280)  (115,787)    (115,434)   (115,967)   (8,024)
                              --------  -------   ---------   ---------   ---------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    8,316     (274)    16,113       82,581     361,618    77,127
                              ========  =======   =========   =========   =========   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                AllianceBernstein Variable Products       American Century
                                   Series Fund, Inc. (continued)          Variable Portfolios, Inc.
                              ------------------------------------------  ------------------------
                                AllianceBernstein    AllianceBernstein
                                 Large Cap Growth    Small Cap Growth     VP Income & Growth
                               Portfolio -- Class B  Portfolio -- Class B  Fund -- Class I
                              ---------------------  -------------------  ------------------------
                                    Year ended          Year ended           Year ended
                                   December 31,        December 31,         December 31,
                              ---------------------  -------------------  ------------------------
                                 2006        2005      2006       2005      2006         2005
                              ----------  ---------   -------   -------     -------      -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (37,777)   (27,620)  (1,859)    (1,662)      783          501
   Net realized gain
     (loss) on
     investments.............     67,631     40,842   11,768      2,801     5,036          783
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (97,485)   210,194    1,389      2,240    53,222        5,949
   Capital gain
     distribution............         --         --       --         --        --           --
                              ----------  ---------   -------   -------     -------      -------
       Increase
         (decrease) in
         net assets from
         operations..........    (67,631)   223,416   11,298      3,379    59,041        7,233
                              ----------  ---------   -------   -------     -------      -------
From capital
  transactions:
   Net premiums..............    159,694    469,663    5,833        700    91,050      118,656
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance
     Company of New York
     (note 1):
     Death benefits..........    (12,328)    (9,680)      97         --        --           --
     Surrenders..............   (155,647)   (91,654) (21,222)    (7,342)  (14,745)      (3,659)
     Administrative
       expenses (note 4a)....     (1,321)      (736)     (25)       (25)     (341)         (97)
     Transfers (to) from
       the Guarantee
       Account...............    135,726     31,892   16,392          1    39,380       14,112
     Transfers (to) from
       other subaccounts.....    (81,498)   139,733  (13,058)     6,898   (13,109)       2,723
                              ----------  ---------   -------   -------     -------      -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     44,626    539,218  (11,983)       232   102,235      131,735
                              ----------  ---------   -------   -------     -------      -------
Increase (decrease) in
  net assets.................    (23,005)   762,634     (685)     3,611   161,276      138,968
Net assets at beginning
  of year....................  2,386,772  1,624,138  117,067    113,456   303,908      164,940
                              ----------  ---------   -------   -------     -------      -------
Net assets at end of year.... $2,363,767  2,386,772  116,382    117,067   465,184      303,908
                              ==========  =========   =======   =======     =======      =======
Change in units (note 5):
   Units purchased...........     70,541     87,001    2,087      1,416     9,664        9,691
   Units redeemed............    (70,647)   (25,492)  (2,857)    (1,412)   (2,396)        (354)
                              ----------  ---------   -------   -------     -------      -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........       (106)    61,509     (770)         4     7,268        9,337
                              ==========  =========   =======   =======     =======      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 American Century Variable Portfolios, Inc. (continued)
                              -----------------------------------------------------------
                                VP International      VP Ultra(R)          VP Value
                                Fund -- Class I     Fund -- Class I     Fund -- Class I
                              -------------------  ----------------  --------------------
                                   Year ended         Year ended          Year ended
                                  December 31,       December 31,        December 31,
                              -------------------  ----------------  --------------------
                                 2006       2005     2006     2005      2006       2005
                              ----------  -------  -------  -------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (2,395)  (1,033) (11,872)  (8,890)    69,240     63,417
   Net realized gain
     (loss) on
     investments.............     20,491    3,511    1,755    2,768     17,560     11,521
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     95,607   19,261  (27,111)  21,922    117,016    (80,702)
   Capital gain
     distribution............         --       --       --       --     67,573     58,191
                              ----------  -------  -------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    113,703   21,739  (37,228)  15,800    271,389     52,427
                              ----------  -------  -------  -------  ---------  ---------
From capital
  transactions:
   Net premiums..............    825,088   60,043   96,866  198,916    170,128    180,661
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance
     Company of New York
     (note 1):
     Death benefits..........         --       --       --       --         --         --
     Surrenders..............     (9,242) (17,773) (40,697)  (6,455)   (53,221)   (29,795)
     Administrative
       expenses (note 4a)....       (426)    (172)    (859)    (524)      (552)      (326)
     Transfers (to) from
       the Guarantee
       Account...............     56,970    5,054    4,698  106,488     54,504     94,031
     Transfers (to) from
       other subaccounts.....      7,174   14,554   34,200   (2,665)   (49,566)    20,283
                              ----------  -------  -------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    879,564   61,706   94,208  295,760    121,293    264,854
                              ----------  -------  -------  -------  ---------  ---------
Increase (decrease) in
  net assets.................    993,267   83,445   56,980  311,560    392,682    317,281
Net assets at beginning
  of year....................    205,842  122,397  714,030  402,470  1,593,317  1,276,036
                              ----------  -------  -------  -------  ---------  ---------
Net assets at end of year.... $1,199,109  205,842  771,010  714,030  1,985,999  1,593,317
                              ==========  =======  =======  =======  =========  =========
Change in units (note 5):
   Units purchased...........     93,066    6,828   14,738   29,465     34,951     24,805
   Units redeemed............    (20,063)  (2,197)  (7,018)  (5,621)   (24,933)    (6,131)
                              ----------  -------  -------  -------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     73,003    4,631    7,720   23,844     10,018     18,674
                              ==========  =======  =======  =======  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              American Century Variable
                                 Portfolios II, Inc.       BlackRock Variable Series Funds, Inc.
                              ------------------------  ----------------------------------------------
                                                        BlackRock Basic Value     BlackRock Global
                               VP Inflation Protection    V.I. Fund --         Allocation V.I. Fund --
                                  Fund -- Class II      Class III Shares          Class III Shares
                              ------------------------  --------------------  ------------------------
                                                                                           Period from
                                           Period from     Year ended          Year ended  April 29 to
                               Year ended  April 29 to    December 31,        December 31, December 31,
                              December 31, December 31, --------------------  ------------ ------------
                                  2006         2005       2006       2005         2006         2005
                              ------------ ------------  -------    -------   ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $  9,127       4,442      8,028     20,362        97,963       1,459
   Net realized gain
     (loss) on
     investments.............     (1,741)       (146)     5,108         60        21,944         280
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     (6,451)     (4,889)    17,471    (10,851)     (103,749)      3,957
   Capital gain
     distribution............         --          --     46,843        154       184,325          --
                                --------     -------     -------    -------    ---------     -------
       Increase
         (decrease) in
         net assets from
         operations..........        935        (593)    77,450      9,725       200,483       5,696
                                --------     -------     -------    -------    ---------     -------
From capital
  transactions:
   Net premiums..............    512,935     153,651    147,185    185,280     3,525,406     102,275
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........         --          --         --         --            --          --
     Surrenders..............    (16,783)     (5,253)    (2,252)    (1,985)      (22,089)         --
     Administrative
       expenses (note 4a)....       (495)         --       (407)      (154)         (193)         --
     Transfers (to) from
       the Guarantee
       Account...............     99,053      80,208     50,059      9,320       638,071       1,757
     Transfers (to) from
       other subaccounts.....     38,088      52,017    (26,494)     5,623       101,427          11
                                --------     -------     -------    -------    ---------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    632,798     280,623    168,091    198,084     4,242,622     104,043
                                --------     -------     -------    -------    ---------     -------
Increase (decrease) in
  net assets.................    633,733     280,030    245,541    207,809     4,443,105     109,739
Net assets at beginning
  of year....................    280,030          --    294,123     86,314       109,739          --
                                --------     -------     -------    -------    ---------     -------
Net assets at end of year....   $913,763     280,030    539,664    294,123     4,552,844     109,739
                                ========     =======     =======    =======    =========     =======
Change in units (note 5):
   Units purchased...........     83,500      28,665     20,023     19,945       452,351      11,397
   Units redeemed............    (20,334)       (555)    (5,602)    (1,108)      (47,359)     (1,471)
                                --------     -------     -------    -------    ---------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     63,166      28,110     14,421     18,837       404,992       9,926
                                ========     =======     =======    =======    =========     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              BlackRock Variable Series Funds, Inc. (continued)
                              ------------------------------------------------
                              BlackRock Large Cap       BlackRock Value
                              Growth V.I. Fund --      Opportunities V.I. Fund --
                              Class III Shares          Class III Shares
                              -----------------------  -----------------------
                                 Year ended                Year ended
                                December 31,              December 31,
                              -----------------------  -----------------------
                                2006        2005         2006           2005
                                -------      ------     --------       -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $(1,086)       (607)      183,139       131,804
   Net realized gain
     (loss) on
     investments.............     235         201       (16,030)         (265)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   5,204       4,231      (328,647)      (97,461)
   Capital gain
     distribution............      --          --       202,108         4,229
                                -------      ------     --------       -------
       Increase
         (decrease) in
         net assets from
         operations..........   4,353       3,825        40,570        38,307
                                -------      ------     --------       -------
From capital
  transactions:
   Net premiums..............   1,793       2,583        81,202       204,095
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........      --          --            --            --
     Surrenders..............    (216)       (206)      (20,597)       (6,328)
     Administrative
       expenses (note 4a)....     (46)         (2)         (739)         (159)
     Transfers (to) from
       the Guarantee
       Account...............  21,788      16,047        15,987        50,485
     Transfers (to) from
       other subaccounts.....   1,621       4,096        26,201         7,333
                                -------      ------     --------       -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  24,940      22,518       102,054       255,426
                                -------      ------     --------       -------
Increase (decrease) in
  net assets.................  29,293      26,343       142,624       293,733
Net assets at beginning
  of year....................  56,823      30,480       367,744        74,011
                                -------      ------     --------       -------
Net assets at end of year.... $86,116      56,823       510,368       367,744
                                =======      ======     ========       =======
Change in units (note 5):
   Units purchased...........   2,271       2,038        12,543        26,426
   Units redeemed............    (153)        (31)       (4,800)       (2,710)
                                -------      ------     --------       -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   2,118       2,007         7,743        23,716
                                =======      ======     ========       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               Columbia Funds Variable Insurance Trust I
                              -------------------------------------------
                                                       Columbia Marsico
                                                         International
                                 Columbia Marsico     Opportunities Fund,
                              Growth Fund, Variable        Variable
                                Series -- Class A      Series -- Class B
                              ---------------------  --------------------
                                    Year ended            Year ended
                                   December 31,          December 31,
                              ---------------------  --------------------
                                 2006        2005       2006       2005
                              ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (58,428)   (39,069)   (13,935)   (13,953)
   Net realized gain
     (loss) on
     investments.............     77,685     50,070    284,652     71,147
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    146,952    183,571    622,413    507,674
   Capital gain
     distribution............         --         --    103,341     35,605
                              ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    166,209    194,572    996,471    600,473
                              ----------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............    648,752  1,138,270  2,262,124  1,010,347
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........       (401)   (33,968)        --    (26,526)
     Surrenders..............    (87,960)   (53,401)  (134,606)   (65,563)
     Administrative
       expenses (note 4a)....     (2,194)      (795)    (2,579)    (1,320)
     Transfers (to) from
       the Guarantee
       Account...............     68,519    101,170    131,851    136,006
     Transfers (to) from
       other subaccounts.....   (114,621)   172,920   (416,941)    21,031
                              ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    512,095  1,324,196  1,839,849  1,073,975
                              ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................    678,304  1,518,768  2,836,320  1,674,448
Net assets at beginning
  of year....................  3,341,183  1,822,415  3,904,389  2,229,941
                              ----------  ---------  ---------  ---------
Net assets at end of year.... $4,019,487  3,341,183  6,740,709  3,904,389
                              ==========  =========  =========  =========
Change in units (note 5):
   Units purchased...........     89,822    132,784    240,394    111,781
   Units redeemed............    (51,173)   (31,691)   (89,722)   (39,255)
                              ----------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     38,649    101,093    150,672     72,526
                              ==========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                      Dreyfus
                              -------------------------------------------------------------------
                              Dreyfus Investment
                              Portfolios -- MidCap  Dreyfus Variable      The Dreyfus Socially
                              Stock Portfolio --   Investment Fund --     Responsible Growth Fund,
                               Initial Shares      Money Market Portfolio Inc. -- Initial Shares
                              -------------------  ---------------------  -----------------------
                                 Year ended            Year ended            Year ended
                                December 31,          December 31,          December 31,
                              -------------------  ---------------------  -----------------------
                                2006       2005      2006        2005       2006         2005
                               --------   ------    --------   --------     -------     -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  4,133    (1,172)    22,625       8,757    (4,889)      (4,619)
   Net realized gain
     (loss) on
     investments.............      384     1,836         --          --     1,844        3,208
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (7,970)    4,794         --          --    28,971        8,915
   Capital gain
     distribution............   11,181       290         --          --        --           --
                               --------   ------    --------   --------     -------     -------
       Increase
         (decrease) in
         net assets from
         operations..........    7,728     5,748     22,625       8,757    25,926        7,504
                               --------   ------    --------   --------     -------     -------
From capital
  transactions:
   Net premiums..............   47,554    15,704     46,934     120,320    25,251       54,163
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance
     Company of New York
     (note 1):
     Death benefits..........       --        --         --          --        --           --
     Surrenders..............   (2,033)   (2,299)  (167,639)    (26,534)   (2,159)     (14,756)
     Administrative
       expenses (note 4a)....      (90)      (74)      (206)       (322)     (492)        (400)
     Transfers (to) from
       the Guarantee
       Account...............   14,886       344     12,346      13,385     1,420          238
     Transfers (to) from
       other subaccounts.....   (2,965)     (823)   232,071    (209,119)    5,841       (5,234)
                               --------   ------    --------   --------     -------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   57,352    12,852    123,506    (102,270)   29,861       34,011
                               --------   ------    --------   --------     -------     -------
Increase (decrease) in
  net assets.................   65,080    18,600    146,131     (93,513)   55,787       41,515
Net assets at beginning
  of year....................   90,543    71,943    665,922     759,435   309,525      268,010
                               --------   ------    --------   --------     -------     -------
Net assets at end of year.... $155,623    90,543    812,053     665,922   365,312      309,525
                               ========   ======    ========   ========     =======     =======
Change in units (note 5):
   Units purchased...........    4,136     1,505     54,805      59,511     4,533        6,809
   Units redeemed............     (482)     (644)   (42,412)    (69,784)     (852)      (2,885)
                               --------   ------    --------   --------     -------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    3,654       861     12,393     (10,273)    3,681        3,924
                               ========   ======    ========   ========     =======     =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                               DWS Variable Series II
                              -------------------------------------------------------
                               DWS Dreman High    DWS Dreman Small
                                Return Equity       Mid Cap Value     DWS Technology
                               VIP --  Class B     VIP --  Class B    VIP -- Class B
                                    Shares             Shares             Shares
                              -----------------  ------------------  ----------------
                                  Year ended         Year ended         Year ended
                                 December 31,       December 31,       December 31,
                              -----------------  ------------------  ----------------
                                2006      2005      2006      2005     2006     2005
                              --------  -------  ---------  -------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (2,291)  (1,409)   (10,146)  (5,492)  (3,022)  (2,121)
   Net realized gain
     (loss) on
     investments.............   15,739    7,148     10,208   14,931      822    2,377
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   71,139   23,204    110,032   (5,942)   1,831    5,408
   Capital gain
     distribution............   35,226       --     48,357   30,791       --       --
                              --------  -------  ---------  -------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........  119,813   28,943    158,451   34,288     (369)   5,664
                              --------  -------  ---------  -------  -------  -------
From capital
  transactions:
   Net premiums..............   99,534   80,558    301,145  178,357   27,508   98,236
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance
     Company of New York
     (note 1):
     Death benefits..........       --       --         --       --       --       --
     Surrenders..............   (2,060) (15,814)   (20,085) (20,801)    (408)    (151)
     Administrative
       expenses (note 4a)....     (335)    (154)      (639)    (221)    (221)     (36)
     Transfers (to) from
       the Guarantee
       Account...............  107,956   33,111    121,706   51,283    4,564      613
     Transfers (to) from
       other subaccounts.....   13,925    6,870     13,194  (50,019)  (5,394) (39,660)
                              --------  -------  ---------  -------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  219,020  104,571    415,321  158,599   26,049   59,002
                              --------  -------  ---------  -------  -------  -------
Increase (decrease) in
  net assets.................  338,833  133,514    573,772  192,887   25,680   64,666
Net assets at beginning
  of year....................  599,411  465,897    539,525  346,638  176,898  112,232
                              --------  -------  ---------  -------  -------  -------
Net assets at end of year.... $938,244  599,411  1,113,297  539,525  202,578  176,898
                              ========  =======  =========  =======  =======  =======
Change in units (note 5):
   Units purchased...........   20,005    9,757     24,209   17,404    3,814    7,780
   Units redeemed............   (5,976)  (2,554)    (3,645)  (8,191)  (1,975)  (3,643)
                              --------  -------  ---------  -------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   14,029    7,203     20,564    9,213    1,839    4,137
                              ========  =======  =========  =======  =======  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       Eaton Vance Variable Trust
                              -------------------------------------------
                               VT Floating -- Rate    VT Worldwide Health
                                   Income Fund           Sciences Fund
                              ---------------------  --------------------
                                    Year ended            Year ended
                                   December 31,          December 31,
                              ---------------------  --------------------
                                 2006        2005       2006       2005
                              ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  351,355    188,602    (27,909)   (14,634)
   Net realized gain
     (loss) on
     investments.............     (7,717)      (521)    25,804      7,698
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (24,971)   (16,464)   (13,958)    77,019
   Capital gain
     distribution............         --         --         --         --
                              ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    318,667    171,617    (16,063)    70,083
                              ----------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............    597,114  1,290,807    799,958    307,950
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........    (84,083)   (35,981)        --         --
     Surrenders..............   (524,586)  (395,848)   (49,166)   (33,049)
     Administrative
       expenses (note 4a)....     (4,386)    (2,783)    (1,237)      (561)
     Transfers (to) from
       the Guarantee
       Account...............    552,551  1,065,081     44,101     33,697
     Transfers (to) from
       other subaccounts.....    405,049    (99,814)   227,786    (62,708)
                              ----------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    941,659  1,821,462  1,021,442    245,329
                              ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................  1,260,326  1,993,079  1,005,379    315,412
Net assets at beginning
  of year....................  7,592,782  5,599,703  1,118,984    803,572
                              ----------  ---------  ---------  ---------
Net assets at end of year.... $8,853,108  7,592,782  2,124,363  1,118,984
                              ==========  =========  =========  =========
Change in units (note 5):
   Units purchased...........    253,955    422,647    108,402     36,124
   Units redeemed............   (165,185)  (243,495)   (36,109)   (17,528)
                              ----------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     88,770    179,152     72,293     18,596
                              ==========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Evergreen Variable
                               Annuity Trust          Federated Insurance Series
                              -----------------  --------------------------------------------
                              Evergreen VA Omega Federated American Leaders Federated Capital
                              Fund -- Class 2    Fund II -- Primary Shares    Income Fund II
                              -----------------  -------------------------  -----------------
                                 Year ended          Year ended                 Year ended
                                December 31,        December 31,               December 31,
                              -----------------  -------------------------  -----------------
                                2006     2005      2006          2005         2006     2005
                              -------   ------     --------      -------    -------  --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (400)     (83)     6,011          975       16,577    18,022
   Net realized gain
     (loss) on
     investments.............      12        3       (440)       7,706      (19,290)  (41,608)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,118      578     (4,082)      14,915       49,635    43,554
   Capital gain
     distribution............      --       --     76,642           --           --        --
                              -------   ------     --------      -------    -------  --------
       Increase
         (decrease) in
         net assets from
         operations..........   1,730      498     78,131       23,596       46,922    19,968
                              -------   ------     --------      -------    -------  --------
From capital
  transactions:
   Net premiums..............  21,673   14,852        349        1,099          882       225
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance
     Company of New York
     (note 1):
     Death benefits..........      --       --         --      (11,109)          --        --
     Surrenders..............      --       --   (119,153)     (74,375)     (68,603) (114,353)
     Administrative
       expenses (note 4a)....     (41)      --       (381)        (517)        (339)     (354)
     Transfers (to) from
       the Guarantee
       Account...............       2      762    (32,792)         (90)        (105)      (44)
     Transfers (to) from
       other subaccounts.....      (7)       5    (24,193)      (4,218)       2,459       449
                              -------   ------     --------      -------    -------  --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  21,627   15,619   (176,170)     (89,210)     (65,706) (114,077)
                              -------   ------     --------      -------    -------  --------
Increase (decrease) in
  net assets.................  23,357   16,117    (98,039)     (65,614)     (18,784)  (94,109)
Net assets at beginning
  of year....................  16,117       --    653,787      719,401      377,321   471,430
                              -------   ------     --------      -------    -------  --------
Net assets at end of year.... $39,474   16,117    555,748      653,787      358,537   377,321
                              =======   ======     ========      =======    =======  ========
Change in units (note 5):
   Units purchased...........   2,016    1,486        149        1,255          528     1,064
   Units redeemed............      (5)      --    (14,855)      (9,087)      (7,944)  (14,830)
                              -------   ------     --------      -------    -------  --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   2,011    1,486    (14,706)      (7,832)      (7,416)  (13,766)
                              =======   ======     ========      =======    =======  ========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                          Federated Insurance Series (continued)
                              ------------------------------------------------------------------------------
                              Federated High Income Bond Federated High Income Bond  Federated Kaufmann
                              Fund II -- Primary Shares  Fund II -- Service Shares  Fund II -- Service Shares
                              -------------------------  -------------------------  ------------------------
                              Year ended December 31,    Year ended December 31,    Year ended December 31,
                              -------------------------  -------------------------  ------------------------
                                 2006          2005         2006          2005         2006         2005
                                ---------     -------     ---------     ---------    ---------    ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  30,731       26,744       379,444       139,272      (31,482)     (34,675)
   Net realized gain
     (loss) on
     investments.............    (5,015)      (2,812)       (7,445)       (2,151)     119,587       52,458
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    16,168      (19,133)      158,991       (97,436)     261,525      211,045
   Capital gain
     distribution............        --           --            --            --       22,631        2,523
                                ---------     -------     ---------     ---------    ---------    ---------
       Increase
         (decrease) in
         net assets from
         operations..........    41,884        4,799       530,990        39,685      372,261      231,351
                                ---------     -------     ---------     ---------    ---------    ---------
From capital
  transactions:
   Net premiums..............     8,904          450     1,346,650     2,109,703      358,359      704,152
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........        --           --        (7,907)           --           --      (53,495)
     Surrenders..............  (121,519)     (38,717)     (219,536)      (89,385)     (92,964)    (106,487)
     Administrative
       expenses (note 4a)....      (244)        (249)       (6,176)         (974)      (1,670)      (1,102)
     Transfers (to) from
       the Guarantee
       Account...............    29,045            8        48,156       123,728      271,462      167,221
     Transfers (to) from
       other subaccounts.....   112,819       67,927       744,491       233,358     (104,644)       7,708
                                ---------     -------     ---------     ---------    ---------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    29,005       29,419     1,905,678     2,376,430      430,543      717,997
                                ---------     -------     ---------     ---------    ---------    ---------
Increase (decrease) in
  net assets.................    70,889       34,218     2,436,668     2,416,115      802,804      949,348
Net assets at beginning
  of year....................   434,759      400,541     4,658,801     2,242,686    2,663,231    1,713,883
                                ---------     -------     ---------     ---------    ---------    ---------
Net assets at end of year.... $ 505,648      434,759     7,095,469     4,658,801    3,466,035    2,663,231
                                =========     =======     =========     =========    =========    =========
Change in units (note 5):
   Units purchased...........    14,322       10,498       205,582       227,002       71,734       88,634
   Units redeemed............   (11,910)      (7,976)      (57,651)      (36,227)     (45,121)     (36,253)
                                ---------     -------     ---------     ---------    ---------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     2,412        2,522       147,931       190,775       26,613       52,381
                                =========     =======     =========     =========    =========    =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 Fidelity(R) Variable Insurance Products Fund
                              -------------------------------------------------------
                                                                              VIP
                                                                            Balanced
                              VIP Asset Manager/SM/ VIP Asset Manager/SM/ Portfolio --
                                 Portfolio --          Portfolio --         Service
                                Initial Class         Service Class 2       Class 2
                              --------------------  --------------------  ------------
                                                                          Period from
                                  Year ended            Year ended          May 1 to
                                 December 31,          December 31,       December 31,
                              --------------------  --------------------  ------------
                                2006        2005       2006       2005        2006
                               --------   -------   ---------   -------   ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  4,113      4,248       5,907    (1,863)      (7,292)
   Net realized gain
     (loss) on
     investments.............     (198)      (956)      3,617     1,598        8,328
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   11,285      4,051      41,811    14,812       51,406
   Capital gain
     distribution............       --         --          --        --           --
                               --------   -------   ---------   -------    ---------
       Increase
         (decrease) in
         net assets from
         operations..........   15,200      7,343      51,335    14,547       52,442
                               --------   -------   ---------   -------    ---------
From capital
  transactions:
   Net premiums..............       --         --     365,416   434,447    1,198,177
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance
     Company of New York
     (note 1):
     Death benefits..........       --         --      (3,793)       --           --
     Surrenders..............  (43,964)    (4,064)     (1,830)     (215)      (2,634)
     Administrative
       expenses (note 4a)....     (175)      (209)     (1,227)     (499)          --
     Transfers (to) from
       the Guarantee
       Account...............       31         13      42,202      (240)       3,003
     Transfers (to) from
       other subaccounts.....      379    (16,790)     (4,462)  232,955     (129,379)
                               --------   -------   ---------   -------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (43,729)   (21,050)    396,306   666,448    1,069,167
                               --------   -------   ---------   -------    ---------
Increase (decrease) in
  net assets.................  (28,529)   (13,707)    447,641   680,995    1,121,609
Net assets at beginning
  of year....................  307,496    321,203     698,072    17,077           --
                               --------   -------   ---------   -------    ---------
Net assets at end of year.... $278,967    307,496   1,145,713   698,072    1,121,609
                               ========   =======   =========   =======    =========
Change in units (note 5):
   Units purchased...........       76        115      51,984    82,910      140,189
   Units redeemed............   (3,926)    (2,049)    (13,731)  (17,317)     (32,159)
                               --------   -------   ---------   -------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (3,850)    (1,934)     38,253    65,593      108,030
                               ========   =======   =========   =======    =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  Fidelity(R) Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------
                                                                             VIP Dynamic Capital
                                VIP Contrafund(R)       VIP Contrafund(R)      Appreciation
                                   Portfolio --           Portfolio --         Portfolio  --
                                  Initial Class          Service Class 2      Service Class 2
                              ---------------------  ----------------------  ------------------
                                    Year ended             Year ended           Year ended
                                   December 31,           December 31,         December 31,
                              ---------------------  ----------------------  ------------------
                                 2006        2005       2006        2005       2006      2005
                              ----------  ---------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (4,414)   (34,595)   (100,183)   (162,666)  (2,343)     (164)
   Net realized gain
     (loss) on
     investments.............    209,117     76,267     605,737     216,135    3,005        63
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (144,613)   415,599    (475,025)  1,748,212   15,226     1,556
   Capital gain
     distribution............    259,413         --   1,968,732          --    5,748        --
                              ----------  ---------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    319,503    457,271   1,999,261   1,801,681   21,636     1,455
                              ----------  ---------  ----------  ----------  -------   -------
From capital
  transactions:
   Net premiums..............     11,439      4,113   5,207,842   6,845,920   16,900   118,974
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance
     Company of New York
     (note 1):
     Death benefits..........    (52,920)   (14,981)     (6,006)    (68,047)      --        --
     Surrenders..............   (751,644)  (276,883)   (716,173)   (414,011)  (4,407)       --
     Administrative
       expenses (note 4a)....     (2,808)    (2,594)    (21,048)     (5,289)    (287)       (8)
     Transfers (to) from
       the Guarantee
       Account...............     49,752    (30,090)    863,662     762,353   18,582     1,884
     Transfers (to) from
       other subaccounts.....    237,795    384,553     768,595   1,876,118    6,523    27,083
                              ----------  ---------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (508,386)    64,118   6,096,872   8,997,044   37,311   147,933
                              ----------  ---------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets.................   (188,883)   521,389   8,096,133  10,798,725   58,947   149,388
Net assets at beginning
  of year....................  3,397,171  2,875,782  17,192,425   6,393,700  156,603     7,215
                              ----------  ---------  ----------  ----------  -------   -------
Net assets at end of year.... $3,208,288  3,397,171  25,288,558  17,192,425  215,550   156,603
                              ==========  =========  ==========  ==========  =======   =======
Change in units (note 5):
   Units purchased...........     26,568     36,485     716,312     823,963    5,806    10,561
   Units redeemed............    (57,488)   (31,307)   (270,114)   (118,982)  (3,192)      (25)
                              ----------  ---------  ----------  ----------  -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (30,920)     5,178     446,198     704,981    2,614    10,536
                              ==========  =========  ==========  ==========  =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                   Fidelity(R) Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------
                               VIP Equity -- Income    VIP Equity-Income    VIP Growth & Income
                                   Portfolio --          Portfolio --          Portfolio --
                                  Initial Class         Service Class 2        Initial Class
                              ---------------------  --------------------  --------------------
                                    Year ended            Year ended            Year ended
                                   December 31,          December 31,          December 31,
                              ---------------------  --------------------  --------------------
                                 2006        2005       2006       2005       2006       2005
                              ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   64,729     14,644    213,073     10,961     (4,621)     1,318
   Net realized gain
     (loss) on
     investments.............    101,153     25,472    183,833     93,267     30,828      2,079
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (32,522)   (17,345)    70,953     (6,126)    56,393     57,667
   Capital gain
     distribution............    212,156     70,355    886,923    193,826     27,233         --
                              ----------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    345,516     93,126  1,354,782    291,928    109,833     61,064
                              ----------  ---------  ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............      1,232     10,399    434,431  1,076,179        360        360
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........         --    (31,681)   (17,126)   (30,286)        --    (13,216)
     Surrenders..............   (546,603)  (158,826)  (444,175)  (299,870)  (258,981)   (57,290)
     Administrative
       expenses (note 4a)....     (1,139)    (1,220)    (5,857)    (3,830)      (991)    (1,019)
     Transfers (to) from
       the Guarantee
       Account...............     (5,875)    (2,018)   433,247    266,765      1,586      1,425
     Transfers (to) from
       other subaccounts.....   (112,352)    (3,246)  (177,205)  (124,993)     4,076    (60,791)
                              ----------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (664,737)  (186,592)   223,315    883,965   (253,950)  (130,531)
                              ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................   (319,221)   (93,466) 1,578,097  1,175,893   (144,117)   (69,467)
Net assets at beginning
  of year....................  2,207,596  2,301,062  7,339,448  6,163,555  1,068,175  1,137,642
                              ----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of year.... $1,888,375  2,207,596  8,917,545  7,339,448    924,058  1,068,175
                              ==========  =========  =========  =========  =========  =========
Change in units (note 5):
   Units purchased...........      6,724      7,690    140,144    179,439      3,414      2,631
   Units redeemed............    (54,644)   (22,861)  (121,899)   (97,703)   (25,025)   (15,161)
                              ----------  ---------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (47,920)   (15,171)    18,245     81,736    (21,611)   (12,530)
                              ==========  =========  =========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                 Fidelity(R) Variable Insurance Products Fund (continued)
                              --------------------------------------------------------------------
                               VIP Growth & Income   VIP Growth Opportunities      VIP Growth
                                   Portfolio --         Portfolio --              Portfolio --
                                 Service Class 2       Initial Class              Initial Class
                              ---------------------  -----------------------  --------------------
                                    Year ended           Year ended                Year ended
                                   December 31,         December 31,              December 31,
                              ---------------------  -----------------------  --------------------
                                 2006        2005      2006         2005         2006       2005
                              ----------  ---------   --------     -------    ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (28,662)    (9,898)   (3,164)     (2,522)      (12,033)   (12,669)
   Net realized gain
     (loss) on
     investments.............     99,672     20,147    (8,231)    (10,073)      (67,804)   (74,611)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    198,420    177,853    26,097      51,062       140,329    144,149
   Capital gain
     distribution............     85,045         --        --          --            --         --
                              ----------  ---------   --------     -------    ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    354,475    188,102    14,702      38,467        60,492     56,869
                              ----------  ---------   --------     -------    ---------  ---------
From capital
  transactions:
   Net premiums..............     95,395    260,295     9,142         699         1,038        526
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance
     Company of New York
     (note 1):
     Death benefits..........    (51,577)    (7,647)       --      (8,225)      (12,887)    (6,861)
     Surrenders..............   (107,073)  (112,617) (100,433)    (58,742)     (280,716)  (145,297)
     Administrative
       expenses (note 4a)....     (1,572)    (1,179)     (488)       (523)       (1,028)    (1,163)
     Transfers (to) from
       the Guarantee
       Account...............     (2,931)   192,539      (192)       (717)       10,106    (12,455)
     Transfers (to) from
       other subaccounts.....    (23,520)   106,933   (31,079)     (9,248)       (3,845)   (51,734)
                              ----------  ---------   --------     -------    ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    (91,278)   438,324  (123,050)    (76,756)     (287,332)  (216,984)
                              ----------  ---------   --------     -------    ---------  ---------
Increase (decrease) in
  net assets.................    263,197    626,426  (108,348)    (38,289)     (226,840)  (160,115)
Net assets at beginning
  of year....................  3,241,684  2,615,258   525,980     564,269     1,332,003  1,492,118
                              ----------  ---------   --------     -------    ---------  ---------
Net assets at end of year.... $3,504,881  3,241,684   417,632     525,980     1,105,163  1,332,003
                              ==========  =========   ========     =======    =========  =========
Change in units (note 5):
   Units purchased...........     68,473     73,332     1,279       1,822         4,621      3,823
   Units redeemed............    (77,011)   (28,397)  (15,554)    (10,994)      (31,977)   (25,532)
                              ----------  ---------   --------     -------    ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (8,538)    44,935   (14,275)     (9,172)      (27,356)   (21,709)
                              ==========  =========   ========     =======    =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                  Fidelity(R) Variable Insurance Products Fund (continued)
                              ----------------------------------------------------------------
                                    VIP Growth             VIP Mid Cap          VIP Overseas
                                   Portfolio --           Portfolio --          Portfolio --
                                 Service Class 2         Service Class 2       Initial Class
                              ---------------------  ----------------------  -----------------
                                    Year ended             Year ended            Year ended
                                   December 31,           December 31,          December 31,
                              ---------------------  ----------------------  -----------------
                                 2006        2005       2006        2005       2006      2005
                              ----------  ---------  ----------  ----------  --------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (28,122)   (23,553)    (54,376)   (135,112)    1,478   (1,688)
   Net realized gain
     (loss) on
     investments.............     58,164     27,323     381,296     310,279    54,751   15,007
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     68,996     78,904    (398,407)  1,225,170    61,368  110,633
   Capital gain
     distribution............         --         --   1,499,668     108,625        --       --
                              ----------  ---------  ----------  ----------  --------  -------
       Increase
         (decrease) in
         net assets from
         operations..........     99,038     82,674   1,428,181   1,508,962   117,597  123,952
                              ----------  ---------  ----------  ----------  --------  -------
From capital
  transactions:
   Net premiums..............    123,352    369,507   2,010,603   3,729,772     8,904       --
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance
     Company of New York
     (note 1):
     Death benefits..........    (19,891)    (6,853)    (76,097)    (50,515)       --       --
     Surrenders..............    (71,056)  (130,765)   (678,964)   (335,460) (142,701) (81,844)
     Administrative
       expenses (note 4a)....     (1,194)    (1,131)    (14,591)     (4,035)     (381)    (319)
     Transfers (to) from
       the Guarantee
       Account...............     33,175     25,696     580,676     541,139    12,393   (4,153)
     Transfers (to) from
       other subaccounts.....   (129,685)  (215,918)     32,008   1,438,870    21,984  (11,190)
                              ----------  ---------  ----------  ----------  --------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    (65,299)    40,536   1,853,635   5,319,771   (99,801) (97,506)
                              ----------  ---------  ----------  ----------  --------  -------
Increase (decrease) in
  net assets.................     33,739    123,210   3,281,816   6,828,733    17,796   26,446
Net assets at beginning
  of year....................  2,037,534  1,914,324  12,603,030   5,774,297   794,382  767,936
                              ----------  ---------  ----------  ----------  --------  -------
Net assets at end of year.... $2,071,273  2,037,534  15,884,846  12,603,030   812,178  794,382
                              ==========  =========  ==========  ==========  ========  =======
Change in units (note 5):
   Units purchased...........     43,711     59,972     256,246     442,877    14,021    4,338
   Units redeemed............    (51,977)   (53,499)   (155,938)   (104,351)  (21,968) (13,125)
                              ----------  ---------  ----------  ----------  --------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (8,266)     6,473     100,308     338,526    (7,947)  (8,787)
                              ==========  =========  ==========  ==========  ========  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Fidelity(R) Variable Insurance
                              Products Fund (continued)      Franklin Templeton Variable Insurance Products Trust
                              -----------------------------  ---------------------------------------------------
                                                                                           Franklin Large Cap
                              VIP Value Strategies           Franklin Income Securities     Growth Securities
                                 Portfolio --                         Fund --                   Fund  --
                               Service Class 2                    Class 2 Shares             Class 2 Shares
                              -----------------------------  ----------------------------  ---------------------
                                                                            Period from
                                  Year ended                  Year ended    April 29 to        Year ended
                                 December 31,                December 31,   December 31,      December 31,
                              -----------------------------  ------------   ------------   ---------------------
                                2006            2005             2006           2005          2006        2005
                                 --------        -------     ------------   ------------    ---------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  1,033         (2,353)            96,752       (11,844)       (4,889)    (2,858)
   Net realized gain
     (loss) on
     investments.............   16,055          2,379            156,593          (865)        7,155      1,402
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (13,557)         9,143          2,084,975          (658)       58,592        641
   Capital gain
     distribution............   31,361          4,024             28,147            --            --         --
                                 --------        -------      ----------     ---------      ---------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   34,892         13,193          2,366,467       (13,367)       60,858       (815)
                                 --------        -------      ----------     ---------      ---------   -------
From capital
  transactions:
   Net premiums..............   31,200        164,651         26,508,913     3,445,422       605,174     89,773
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........       --             --             (7,441)           --            --         --
     Surrenders..............   (2,911)       (43,006)          (237,667)       (9,405)      (15,030)   (12,470)
     Administrative
       expenses (note 4a)....     (214)          (120)            (7,203)          (30)         (405)      (291)
     Transfers (to) from
       the Guarantee
       Account...............    3,488          4,634          1,794,742       286,110        47,927     22,156
     Transfers (to) from
       other subaccounts.....  (38,844)            31           (112,295)      103,788       (18,656)     3,376
                                 --------        -------      ----------     ---------      ---------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (7,281)       126,190         27,939,049     3,825,885       619,010    102,544
                                 --------        -------      ----------     ---------      ---------   -------
Increase (decrease) in
  net assets.................   27,611        139,383         30,305,516     3,812,518       679,868    101,729
Net assets at beginning
  of year....................  270,673        131,290          3,812,518            --       357,109    255,380
                                 --------        -------      ----------     ---------      ---------   -------
Net assets at end of year.... $298,284        270,673         34,118,034     3,812,518     1,036,977    357,109
                                 ========        =======      ==========     =========      =========   =======
Change in units (note 5):
   Units purchased...........   12,316         17,362          3,128,207       393,642        68,271      9,433
   Units redeemed............  (13,148)        (5,211)          (509,256)      (12,938)      (13,552)    (1,523)
                                 --------        -------      ----------     ---------      ---------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (832)        12,151          2,618,951       380,704        54,719      7,910
                                 ========        =======      ==========     =========      =========   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Franklin Templeton Variable Insurance Products Trust (continued)
                              ----------------------------------------------------------------
                              Mutual Shares Securities Templeton Foreign    Templeton Foreign
                                    Fund --            Securities Fund --  Securities Fund --
                                 Class 2 Shares         Class 1 Shares       Class 2 Shares
                              -----------------------  -----------------  --------------------
                                   Year ended             Year ended           Year ended
                                  December 31,           December 31,         December 31,
                              -----------------------  -----------------  --------------------
                                 2006         2005       2006     2005       2006       2005
                               ----------    -------   -------   ------   ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (5,394)    (2,762)        44       86      (8,712)    (5,733)
   Net realized gain
     (loss) on
     investments.............     35,641      8,759        488       25      91,803     52,009
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    187,686     29,125     16,207    3,601     295,401     58,432
   Capital gain
     distribution............     17,023      1,107         --       --          --         --
                               ----------    -------   -------   ------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    234,956     36,229     16,739    3,712     378,492    104,708
                               ----------    -------   -------   ------   ---------  ---------
From capital
  transactions:
   Net premiums..............  2,106,949    102,379      3,717       --   1,285,840    193,836
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance
     Company of New York
     (note 1):
     Death benefits..........         --         --         --       --          --         --
     Surrenders..............    (50,097)   (48,534)    (2,154)      --     (35,641)   (47,155)
     Administrative
       expenses (note 4a)....       (320)       (89)       (52)      (8)       (899)      (426)
     Transfers (to) from
       the Guarantee
       Account...............    194,055     22,459     32,271    9,152     139,100     81,732
     Transfers (to) from
       other subaccounts.....    183,972      1,432     35,932   28,184     (68,090)   (54,533)
                               ----------    -------   -------   ------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  2,434,559     77,647     69,714   37,328   1,320,310    173,454
                               ----------    -------   -------   ------   ---------  ---------
Increase (decrease) in
  net assets.................  2,669,515    113,876     86,453   41,040   1,698,802    278,162
Net assets at beginning
  of year....................    485,266    371,390     41,040       --   1,424,850  1,146,688
                               ----------    -------   -------   ------   ---------  ---------
Net assets at end of year.... $3,154,781    485,266    127,493   41,040   3,123,652  1,424,850
                               ==========    =======   =======   ======   =========  =========
Change in units (note 5):
   Units purchased...........    224,000     10,167      6,153    3,684     133,642     43,167
   Units redeemed............    (34,065)    (4,610)      (299)      --     (33,439)   (31,650)
                               ----------    -------   -------   ------   ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    189,935      5,557      5,854    3,684     100,203     11,517
                               ==========    =======   =======   ======   =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                         Franklin Templeton Variable Insurance Products Trust (continued)
                              -------------------------------------------------------------------------------------
                              Templeton Global Templeton Global Templeton Global  Templeton Global  Templeton Growth
                              Asset Allocation Asset Allocation Income Securities Income Securities    Securities
                                  Fund --          Fund --           Fund --           Fund --          Fund --
                               Class 2 Shares   Class 2 Shares   Class 1 Shares    Class 1 Shares    Class 2 Shares
                              ---------------- ---------------- ----------------- ----------------- ----------------
                                                                                                      Period from
                                         Year ended                         Year ended                  May 1 to
                                        December 31,                       December 31,               December 31,
                              --------------------------------  ----------------------------------  ----------------
                                    2006             2005             2006              2005              2006
                              ---------------- ---------------- ----------------- ----------------- ----------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............     $ 22,579           2,259             3,522               865           (1,192)
   Net realized gain
     (loss) on
     investments.............        3,957           2,663             2,376              (321)           2,616
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       28,442           3,910            15,716            (2,373)          29,785
   Capital gain
     distribution............       26,239              --                --                --            1,612
                                  --------         -------           -------           -------          -------
       Increase
         (decrease) in
         net assets from
         operations..........       81,217           8,832            21,614            (1,829)          32,821
                                  --------         -------           -------           -------          -------
From capital
  transactions:
   Net premiums..............       72,163         155,395                --                --          343,884
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........           --              --                --                --           (5,643)
     Surrenders..............      (12,173)         (9,515)          (60,670)          (16,708)          (2,792)
     Administrative
       expenses (note 4a)....         (371)            (63)             (161)              (42)              --
     Transfers (to) from
       the Guarantee
       Account...............       33,932          81,299               (56)            7,988           29,205
     Transfers (to) from
       other subaccounts.....        8,221           8,569             1,363           220,355           44,292
                                  --------         -------           -------           -------          -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........      101,772         235,685           (59,524)          211,593          408,946
                                  --------         -------           -------           -------          -------
Increase (decrease) in
  net assets.................      182,989         244,517           (37,910)          209,764          441,767
Net assets at beginning
  of year....................      369,880         125,363           213,767             4,003               --
                                  --------         -------           -------           -------          -------
Net assets at end of year....     $552,869         369,880           175,857           213,767          441,767
                                  ========         =======           =======           =======          =======
Change in units (note 5):
   Units purchased...........       13,251          15,881               805            23,607           44,259
   Units redeemed............       (7,107)             --            (6,595)           (1,956)          (4,251)
                                  --------         -------           -------           -------          -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........        6,144          15,881            (5,790)           21,651           40,008
                                  ========         =======           =======           =======          =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           GE Investments Funds, Inc.
                              ------------------------------------------------------------
                              Global Income
                                  Fund           Income Fund      International Equity Fund
                              ------------- --------------------  -------------------------
                               Period from
                              January 1 to       Year ended          Year ended
                               August 25,       December 31,        December 31,
                              ------------- --------------------  ------------------------
                                  2005         2006       2005      2006         2005
                              ------------- ---------  ---------    -------      -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $  (1,849)    206,642    144,030     (622)        (629)
   Net realized gain
     (loss) on
     investments.............      21,654     (43,569)   (26,790)  19,656       32,755
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     (30,645)    (41,847)  (102,281)  20,225       (4,167)
   Capital gain
     distribution............          --          --      2,683       --           --
                                ---------   ---------  ---------    -------      -------
       Increase
         (decrease) in
         net assets from
         operations..........     (10,840)    121,226     17,642   39,259       27,959
                                ---------   ---------  ---------    -------      -------
From capital
  transactions:
   Net premiums..............          --   2,548,318    191,572       --         (270)
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance
     Company of New York
     (note 1):
     Death benefits..........          --      (1,561)     7,105       --           --
     Surrenders..............      (6,134)   (458,037)  (233,319) (25,444)     (31,698)
     Administrative
       expenses (note 4a)....        (104)     (2,382)    (2,396)    (233)        (189)
     Transfers (to) from
       the Guarantee
       Account...............      (4,043)    198,920     27,095   (1,396)        (131)
     Transfers (to) from
       other subaccounts.....    (193,464)     30,650   (173,193)   7,065      (32,537)
                                ---------   ---------  ---------    -------      -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    (203,745)  2,315,908   (183,136) (20,008)     (64,825)
                                ---------   ---------  ---------    -------      -------
Increase (decrease) in
  net assets.................    (214,585)  2,437,134   (165,494)  19,251      (36,866)
Net assets at beginning
  of year....................     214,585   3,985,621  4,151,115  177,691      214,557
                                ---------   ---------  ---------    -------      -------
Net assets at end of year....   $      --   6,422,755  3,985,621  196,942      177,691
                                =========   =========  =========    =======      =======
Change in units (note 5):
   Units purchased...........         326     331,789     42,789    3,127        4,831
   Units redeemed............     (17,140)   (106,899)   (57,474)  (4,697)     (11,317)
                                ---------   ---------  ---------    -------      -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     (16,814)    224,890    (14,685)  (1,570)      (6,486)
                                =========   =========  =========    =======      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                             GE Investments Funds, Inc. (continued)
                              ------------------------------------------------------------------------
                               Mid-Cap Equity Fund      Money Market Fund    Premier Growth Equity Fund
                              ---------------------  ----------------------  --------------------------
                                    Year ended             Year ended             Year ended
                                   December 31,           December 31,           December 31,
                              ---------------------  ----------------------  -------------------------
                                 2006        2005       2006        2005        2006          2005
                              ----------  ---------  ----------  ----------   ---------     ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $     (379)    55,207     231,600      92,979    (27,721)      (30,615)
   Net realized gain
     (loss) on
     investments.............    169,698    121,804          --          --     51,252         9,604
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (424,109)   105,631          --          --    163,077        10,146
   Capital gain
     distribution............    619,769    218,105          --          --         --            --
                              ----------  ---------  ----------  ----------   ---------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........    364,979    500,747     231,600      92,979    186,608       (10,865)
                              ----------  ---------  ----------  ----------   ---------     ---------
From capital
  transactions:
   Net premiums..............    176,651    665,949   3,030,847   4,460,217     16,707       268,702
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........    (17,332)    (7,339) (1,901,449)   (440,459)        --            --
     Surrenders..............   (477,630)  (292,023) (2,262,035)   (308,964)  (154,203)     (132,216)
     Administrative
       expenses (note 4a)....     (3,326)    (2,673)     (5,309)     (3,467)    (2,050)       (2,078)
     Transfers (to) from
       the Guarantee
       Account...............     92,315     75,104     559,314    (131,217)   (72,681)      108,689
     Transfers (to) from
       other subaccounts.....   (274,596)  (210,274)  2,750,101  (3,027,180)  (292,305)     (322,382)
                              ----------  ---------  ----------  ----------   ---------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (503,918)   228,744   2,171,469     548,930   (504,532)      (79,285)
                              ----------  ---------  ----------  ----------   ---------     ---------
Increase (decrease) in
  net assets.................   (138,939)   729,491   2,403,069     641,909   (317,924)      (90,150)
Net assets at beginning
  of year....................  5,653,763  4,924,272   6,895,310   6,253,401  2,829,893     2,920,043
                              ----------  ---------  ----------  ----------   ---------     ---------
Net assets at end of year.... $5,514,824  5,653,763   9,298,379   6,895,310  2,511,969     2,829,893
                              ==========  =========  ==========  ==========   =========     =========
Change in units (note 5):
   Units purchased...........     46,050     83,648  10,827,887   8,141,592      9,686        43,398
   Units redeemed............    (76,392)   (63,670) (9,307,729) (7,649,846)   (62,835)      (57,730)
                              ----------  ---------  ----------  ----------   ---------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions
     with contract owners....    (30,342)    19,978   1,520,158     491,746    (53,149)      (14,332)
                              ==========  =========  ==========  ==========   =========     =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                             GE Investments Funds, Inc. (continued)
                              ------------------------------------------------------------------------
                              Real Estate Securities Fund  S&P 500(R) Index Fund  Small-Cap Equity Fund
                              --------------------------  ----------------------  --------------------
                                    Year ended                  Year ended             Year ended
                                   December 31,                December 31,           December 31,
                              --------------------------  ----------------------  --------------------
                                 2006           2005         2006        2005        2006       2005
                               ----------     ---------   ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   58,363       151,599        67,614      77,152    (46,780)   (21,893)
   Net realized gain
     (loss) on
     investments.............    114,938        77,411       787,441     346,253    182,849    112,771
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    332,834      (130,472)    4,122,267     716,242   (216,773)   176,613
   Capital gain
     distribution............    635,340       237,150            --          --    719,002    120,430
                               ----------     ---------   ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........  1,141,475       335,688     4,977,322   1,139,647    638,298    387,921
                               ----------     ---------   ----------  ----------  ---------  ---------
From capital
  transactions:
   Net premiums..............    252,683       835,726     2,536,749   6,679,772    523,391    700,363
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........     (3,940)          127      (297,284)   (105,592)   (35,639)   (97,134)
     Surrenders..............   (157,753)     (273,356)   (3,013,763) (2,097,910)  (335,320)  (215,629)
     Administrative
       expenses (note 4a)....     (2,134)       (1,153)      (40,380)    (26,646)    (3,013)    (1,879)
     Transfers (to) from
       the Guarantee
       Account...............    174,024       270,521       427,569     716,297    152,482    140,954
     Transfers (to) from
       other subaccounts.....   (171,765)      (28,628)   (1,166,850)   (347,099)  (121,896)  (107,283)
                               ----------     ---------   ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     91,115       803,237    (1,553,959)  4,818,822    180,005    419,392
                               ----------     ---------   ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets.................  1,232,590     1,138,925     3,423,363   5,958,469    818,303    807,313
Net assets at beginning
  of year....................  3,569,049     2,430,124    37,083,198  31,124,729  5,518,599  4,711,286
                               ----------     ---------   ----------  ----------  ---------  ---------
Net assets at end of year.... $4,801,639     3,569,049    40,506,561  37,083,198  6,336,902  5,518,599
                               ==========     =========   ==========  ==========  =========  =========
Change in units (note 5):
   Units purchased...........     38,829        99,741       462,562   1,058,555     79,839     83,535
   Units redeemed............    (32,386)      (46,388)     (597,670)   (550,620)   (65,117)   (51,010)
                               ----------     ---------   ----------  ----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........      6,443        53,353      (135,108)    507,935     14,722     32,525
                               ==========     =========   ==========  ==========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                         GE Investments Funds, Inc. (continued)
                              ------------------------------------------------------------
                                    Total Return        Total Return
                                      Fund --             Fund --
                                   Class 1 shares      Class 3 shares   U.S. Equity Fund
                              -----------------------  -------------- --------------------
                                                        Period from
                                     Year ended           May 1 to         Year ended
                                    December 31,        December 31,      December 31,
                              -----------------------  -------------- --------------------
                                  2006        2005          2006         2006       2005
                              -----------  ----------  -------------- ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   102,360     104,077       324,892      (3,540)   (12,050)
   Net realized gain
     (loss) on
     investments.............     305,025      75,772        92,896      50,717     17,341
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,308,983      66,147       598,426     334,997     23,095
   Capital gain
     distribution............     395,958     326,076       337,227          --         --
                              -----------  ----------    ----------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   3,112,326     572,072     1,353,441     382,174     28,386
                              -----------  ----------    ----------   ---------  ---------
From capital
  transactions:
   Net premiums..............   6,069,467  10,754,896    25,866,660      56,875    310,467
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........     (80,151)    (66,587)           --     (21,336)    (2,214)
     Surrenders..............  (1,060,688)   (701,453)     (144,939)   (208,340)  (249,655)
     Administrative
       expenses (note 4a)....     (30,088)    (11,011)           --      (1,863)    (2,127)
     Transfers (to) from
       the Guarantee
       Account...............   1,203,819   1,265,405       100,642     (51,484)    71,959
     Transfers (to) from
       other subaccounts.....    (242,094)  1,135,225      (328,202)   (326,381)  (818,156)
                              -----------  ----------    ----------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   5,860,265  12,376,475    25,494,161    (552,529)  (689,726)
                              -----------  ----------    ----------   ---------  ---------
Increase (decrease) in
  net assets.................   8,972,591  12,948,547    26,847,602    (170,355)  (661,340)
Net assets at beginning
  of year....................  21,850,102   8,901,555            --   3,030,279  3,691,619
                              -----------  ----------    ----------   ---------  ---------
Net assets at end of year.... $30,822,693  21,850,102    26,847,602   2,859,924  3,030,279
                              ===========  ==========    ==========   =========  =========
Change in units (note 5):
   Units purchased...........     944,763   1,293,937     2,851,864       9,062     54,987
   Units redeemed............    (418,754)   (211,219)     (312,578)    (55,376)  (112,231)
                              -----------  ----------    ----------   ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     526,009   1,082,718     2,539,286     (46,314)   (57,244)
                              ===========  ==========    ==========   =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              GE Investments Funds, Inc.
                                   (continued)            Goldman Sachs Variable Insurance Trust
                              -------------------------  ---------------------------------------------
                                                         Goldman Sachs Growth and Goldman Sachs Mid Cap
                                Value Equity Fund           Income Fund                Value Fund
                              -------------------------  -----------------------  --------------------
                                    Year ended               Year ended                Year ended
                                   December 31,             December 31,              December 31,
                              -------------------------  -----------------------  --------------------
                                 2006          2005        2006         2005         2006       2005
                               ----------    ---------    --------     -------    ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    4,990       (5,204)          4       1,343        34,270     34,859
   Net realized gain
     (loss) on
     investments.............     55,157       43,124      58,179       4,363       128,147     90,400
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     70,276       (1,198)     (3,749)      7,267       (36,682)   (70,355)
   Capital gain
     distribution............    165,857        7,013      12,473          --       201,938    162,765
                               ----------    ---------    --------     -------    ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    296,280       43,735      66,907      12,973       327,673    217,669
                               ----------    ---------    --------     -------    ---------  ---------
From capital
  transactions:
   Net premiums..............     74,928      292,170          --          --       186,308    151,771
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........        155           --          --          --            --         --
     Surrenders..............    (71,554)     (54,902)   (162,002)     (5,469)     (298,383)  (222,227)
     Administrative
       expenses (note 4a)....       (937)        (560)       (192)       (252)         (909)      (788)
     Transfers (to) from
       the Guarantee
       Account...............      7,542       24,228      28,729          (1)      126,084     40,080
     Transfers (to) from
       other subaccounts.....     (2,950)     (99,267)   (116,255)     12,740      (164,933)   227,233
                               ----------    ---------    --------     -------    ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........      7,184      161,669    (249,720)      7,018      (151,833)   196,069
                               ----------    ---------    --------     -------    ---------  ---------
Increase (decrease) in
  net assets.................    303,464      205,404    (182,813)     19,991       175,840    413,738
Net assets at beginning
  of year....................  1,863,156    1,657,752     519,175     499,184     2,311,832  1,898,094
                               ----------    ---------    --------     -------    ---------  ---------
Net assets at end of year.... $2,166,620    1,863,156     336,362     519,175     2,487,672  2,311,832
                               ==========    =========    ========     =======    =========  =========
Change in units (note 5):
   Units purchased...........     26,866       43,939       3,758       2,690        40,483     36,375
   Units redeemed............    (26,153)     (27,570)    (26,244)     (1,980)      (37,447)   (13,558)
                               ----------    ---------    --------     -------    ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........        713       16,369     (22,486)        710         3,036     22,817
                               ==========    =========    ========     =======    =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                               J.P. Morgan Series Trust II
                              ----------------------------------------------------------------
                                                     International Equity     Mid Cap Value
                                  Bond Portfolio         Portfolio              Portfolio
                              ---------------------  -------------------  --------------------
                                    Year ended          Year ended             Year ended
                                   December 31,        December 31,           December 31,
                              ---------------------  -------------------  --------------------
                                 2006        2005      2006       2005       2006       2005
                              ----------  ---------   -------   -------   ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   48,377     42,947   (2,247)    (1,244)      4,938    (16,880)
   Net realized gain
     (loss) on
     investments.............     (9,123)    (2,240)  13,190      4,885      93,394     67,929
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      8,527    (26,310)  35,699     10,863     323,727    122,094
   Capital gain
     distribution............         --      1,271       --         --      39,806     13,212
                              ----------  ---------   -------   -------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     47,781     15,668   46,642     14,504     461,865    186,355
                              ----------  ---------   -------   -------   ---------  ---------
From capital
  transactions:
   Net premiums..............     84,912    388,124   11,579     28,079     113,365    582,508
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........         --         --       --         --          --         --
     Surrenders..............    (93,247)   (57,480) (17,503)    (1,910)   (128,709)  (112,735)
     Administrative
       expenses (note 4a)....     (1,869)    (1,132)     (77)       (25)     (2,341)    (1,350)
     Transfers (to) from
       the Guarantee
       Account...............     29,895    145,001  122,008     (4,186)    176,234    288,339
     Transfers (to) from
       other subaccounts.....     21,694    120,007   31,839     31,560    (110,518)   (44,352)
                              ----------  ---------   -------   -------   ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     41,385    594,520  147,846     53,518      48,031    712,410
                              ----------  ---------   -------   -------   ---------  ---------
Increase (decrease) in
  net assets.................     89,166    610,188  194,488     68,022     509,896    898,765
Net assets at beginning
  of year....................  1,880,959  1,270,771  170,826    102,804   3,090,260  2,191,495
                              ----------  ---------   -------   -------   ---------  ---------
Net assets at end of year.... $1,970,125  1,880,959  365,314    170,826   3,600,156  3,090,260
                              ==========  =========   =======   =======   =========  =========
Change in units (note 5):
   Units purchased...........     45,195     79,335   13,712      8,391      30,455     70,375
   Units redeemed............    (41,258)   (24,268)  (5,517)    (4,789)    (27,451)   (26,157)
                              ----------  ---------   -------   -------   ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........      3,937     55,067    8,195      3,602       3,004     44,218
                              ==========  =========   =======   =======   =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              J.P. Morgan Series Trust II (continued)   Janus Aspen Series
                              -----------------------------------     ---------------------
                                    Small            U.S. Large Cap          Balanced
                                   Company             Core Equity         Portfolio --
                                  Portfolio             Portfolio      Institutional Shares
                              -----------------     ----------------  ---------------------
                                  Year ended           Year ended           Year ended
                                 December 31,         December 31,         December 31,
                              -----------------     ----------------  ---------------------
                                2006         2005     2006     2005      2006        2005
                              --------     -------  -------  -------  ----------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (3,852)     (6,156)  (1,135)    (787)     22,117     36,042
   Net realized gain
     (loss) on
     investments.............    5,603       8,877    3,055    1,009     127,022      4,852
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   46,585     (37,723)  24,294     (202)    174,915    220,496
   Capital gain
     distribution............    9,651      45,137       --       --          --         --
                              --------     -------  -------  -------  ----------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   57,987      10,135   26,214       20     324,054    261,390
                              --------     -------  -------  -------  ----------  ---------
From capital
  transactions:
   Net premiums..............    7,393      95,496    8,087    7,524       8,793     17,942
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........       --          --       --       --     (11,185)        --
     Surrenders..............  (28,215)    (29,593)  (2,737)  (2,155) (1,320,789)  (654,851)
     Administrative
       expenses (note 4a)....     (351)       (151)     (94)     (55)     (2,771)    (2,944)
     Transfers (to) from
       the Guarantee
       Account...............     (214)      9,936   (1,011)   7,258      34,712      2,008
     Transfers (to) from
       other subaccounts.....   (1,348)      3,923  (15,583)     542     (60,502)  (343,806)
                              --------     -------  -------  -------  ----------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (22,735)     79,611  (11,338)  13,114  (1,351,742)  (981,651)
                              --------     -------  -------  -------  ----------  ---------
Increase (decrease) in
  net assets.................   35,252      89,746   14,876   13,134  (1,027,688)  (720,261)
Net assets at beginning
  of year....................  446,635     356,889  182,559  169,425   4,195,367  4,915,628
                              --------     -------  -------  -------  ----------  ---------
Net assets at end of year.... $481,887     446,635  197,435  182,559   3,167,679  4,195,367
                              ========     =======  =======  =======  ==========  =========
Change in units (note 5):
   Units purchased...........    1,121       9,850      839    2,015       7,856     23,395
   Units redeemed............   (2,401)     (4,769)  (1,628)    (994)    (94,298)   (92,679)
                              --------     -------  -------  -------  ----------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (1,280)      5,081     (789)   1,021     (86,442)   (69,284)
                              ========     =======  =======  =======  ==========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                              Janus Aspen Series (continued)
                              -----------------------------------------------------------------
                                     Balanced          Flexible Bond              Forty
                                   Portfolio --        Portfolio --            Portfolio --
                                  Service Shares     Institutional Shares  Institutional Shares
                              ---------------------  -------------------  ---------------------
                                    Year ended          Year ended              Year ended
                                   December 31,        December 31,            December 31,
                              ---------------------  -------------------  ---------------------
                                 2006        2005      2006       2005       2006        2005
                              ----------  ---------   -------   -------   ----------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   21,336     25,809   10,586     15,022      (37,553)   (45,443)
   Net realized gain
     (loss) on
     investments.............    181,058     94,829   (4,150)    (1,600)      25,184    (36,924)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    304,582    209,148    1,295    (22,657)     258,296    494,389
   Capital gain
     distribution............         --         --      659     11,377           --         --
                              ----------  ---------   -------   -------   ----------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    506,976    329,786    8,390      2,142      245,927    412,022
                              ----------  ---------   -------   -------   ----------  ---------
From capital
  transactions:
   Net premiums..............    641,766    439,483       --         --        1,444        499
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........   (118,344)    (6,972)    (331)     7,573      (13,884)   (21,270)
     Surrenders..............   (342,320)  (264,583) (67,440)   (30,523)    (956,239)  (359,582)
     Administrative
       expenses (note 4a)....     (2,619)    (2,236)    (121)      (141)      (2,157)    (2,500)
     Transfers (to) from
       the Guarantee
       Account...............    203,616    118,982        9     (1,932)      (9,547)   (17,439)
     Transfers (to) from
       other subaccounts.....   (140,694)  (428,093)     887     (5,175)     (47,241)   (19,748)
                              ----------  ---------   -------   -------   ----------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    241,405   (143,419) (66,996)   (30,198)  (1,027,624)  (420,040)
                              ----------  ---------   -------   -------   ----------  ---------
Increase (decrease) in
  net assets.................    748,381    186,367  (58,606)   (28,056)    (781,697)    (8,018)
Net assets at beginning
  of year....................  5,853,712  5,667,345  363,439    391,495    3,828,308  3,836,326
                              ----------  ---------   -------   -------   ----------  ---------
Net assets at end of year.... $6,602,093  5,853,712  304,833    363,439    3,046,611  3,828,308
                              ==========  =========   =======   =======   ==========  =========
Change in units (note 5):
   Units purchased...........    120,356     63,741      277      1,697        3,653      6,791
   Units redeemed............    (98,388)   (76,012)  (5,248)    (3,954)     (70,133)   (36,001)
                              ----------  ---------   -------   -------   ----------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     21,968    (12,271)  (4,971)    (2,257)     (66,480)   (29,210)
                              ==========  =========   =======   =======   ==========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                           Janus Aspen Series (continued)
                              ----------------------------------------------------------
                                     Forty         Global Life Sciences Global Technology
                                  Portfolio --       Portfolio --         Portfolio --
                                 Service Shares     Service Shares       Service Shares
                              -------------------  -------------------  ----------------
                                   Year ended         Year ended           Year ended
                                  December 31,       December 31,         December 31,
                              -------------------  -------------------  ----------------
                                 2006       2005     2006       2005      2006     2005
                              ----------  -------   -------   -------   -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (12,712)  (8,655)  (2,842)    (2,592)   (1,088)  (1,151)
   Net realized gain
     (loss) on
     investments.............     32,245   33,622    7,263      3,217     3,999    1,422
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     92,256   40,116    3,746     15,704     1,174    6,018
   Capital gain
     distribution............         --       --       --         --        --       --
                              ----------  -------   -------   -------   -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........    111,789   65,083    8,167     16,329     4,085    6,289
                              ----------  -------   -------   -------   -------  -------
From capital
  transactions:
   Net premiums..............  1,080,555   44,094       --         --        26      143
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........     (4,515)  (3,375)  (5,022)        --        --       --
     Surrenders..............    (47,115) (32,912)  (3,652)    (3,204)  (10,381)  (4,477)
     Administrative
       expenses (note 4a)....       (603)    (411)     (25)       (29)      (29)     (31)
     Transfers (to) from
       the Guarantee
       Account...............     78,509   54,686   (1,446)     2,648     2,012        1
     Transfers (to) from
       other subaccounts.....     (1,499)  (3,979)  (3,265)    (2,644)      356  (13,833)
                              ----------  -------   -------   -------   -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  1,105,332   58,103  (13,410)    (3,229)   (8,016) (18,197)
                              ----------  -------   -------   -------   -------  -------
Increase (decrease) in
  net assets.................  1,217,121  123,186   (5,243)    13,100    (3,931) (11,908)
Net assets at beginning
  of year....................    626,830  503,644  170,824    157,724    71,407   83,315
                              ----------  -------   -------   -------   -------  -------
Net assets at end of year.... $1,843,951  626,830  165,581    170,824    67,476   71,407
                              ==========  =======   =======   =======   =======  =======
Change in units (note 5):
   Units purchased...........    137,619   32,571      422      1,179       879       32
   Units redeemed............    (32,059) (26,135)  (1,586)    (1,507)   (1,941)  (2,285)
                              ----------  -------   -------   -------   -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    105,560    6,436   (1,164)      (328)   (1,062)  (2,253)
                              ==========  =======   =======   =======   =======  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                               Janus Aspen Series (continued)
                              ---------------------------------------------------------------
                               International Growth  International Growth   Large Cap Growth
                                   Portfolio --         Portfolio --          Portfolio --
                               Institutional Shares    Service Shares     Institutional Shares
                              ---------------------  ------------------   --------------------
                                    Year ended           Year ended            Year ended
                                   December 31,         December 31,          December 31,
                              ---------------------  ------------------   --------------------
                                 2006        2005       2006       2005      2006       2005
                              ----------  ---------  ---------   -------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    8,243     (3,253)     3,048    (4,048)   (17,677)   (21,658)
   Net realized gain
     (loss) on
     investments.............    195,501    (28,583)    94,602    20,142   (133,071)   (94,338)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    459,863    452,691    295,428   212,367    325,872    170,286
   Capital gain
     distribution............         --         --         --        --         --         --
                              ----------  ---------  ---------   -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........    663,607    420,855    393,078   228,461    175,124     54,290
                              ----------  ---------  ---------   -------  ---------  ---------
From capital
  transactions:
   Net premiums..............      1,400      3,338         --        --        349      4,899
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........         --    (74,834)    (5,556)   (4,514)   (10,891)    (8,035)
     Surrenders..............   (545,129)   (64,833)   (75,402)  (33,813)  (395,175)  (136,949)
     Administrative
       expenses (note 4a)....     (1,403)    (1,142)      (394)     (360)    (1,180)    (1,303)
     Transfers (to) from
       the Guarantee
       Account...............    (40,713)    (8,341)      (403)        8     (1,811)    (1,695)
     Transfers (to) from
       other subaccounts.....    (27,530)     8,939    (72,448)  (40,724)   (58,856)   (36,969)
                              ----------  ---------  ---------   -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (613,375)  (136,873)  (154,203)  (79,403)  (467,564)  (180,052)
                              ----------  ---------  ---------   -------  ---------  ---------
Increase (decrease) in
  net assets.................     50,232    283,982    238,875   149,058   (292,440)  (125,762)
Net assets at beginning
  of year....................  1,773,151  1,489,169    974,864   825,806  1,998,768  2,124,530
                              ----------  ---------  ---------   -------  ---------  ---------
Net assets at end of year.... $1,823,383  1,773,151  1,213,739   974,864  1,706,328  1,998,768
                              ==========  =========  =========   =======  =========  =========
Change in units (note 5):
   Units purchased...........     15,125      5,827      1,600     1,524      2,278      3,659
   Units redeemed............    (48,041)   (16,650)   (11,311)   (8,507)   (47,314)   (22,475)
                              ----------  ---------  ---------   -------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (32,916)   (10,823)    (9,711)   (6,983)   (45,036)   (18,816)
                              ==========  =========  =========   =======  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                            Janus Aspen Series (continued)
                              ----------------------------------------------------------
                               Large Cap Growth      Mid Cap Growth      Mid Cap Growth
                                 Portfolio --         Portfolio --        Portfolio --
                                Service Shares    Institutional Shares   Service Shares
                              -----------------  ---------------------  ----------------
                                  Year ended           Year ended          Year ended
                                 December 31,         December 31,        December 31,
                              -----------------  ---------------------  ----------------
                                2006      2005      2006        2005      2006     2005
                              --------  -------  ----------  ---------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (4,067)  (4,816)    (40,165)   (45,058)  (5,207)  (4,817)
   Net realized gain
     (loss) on
     investments.............   12,258    5,265    (512,710)  (282,483)  17,799    9,074
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   21,139    7,331     872,968    655,639   25,383   23,871
   Capital gain
     distribution............       --       --          --         --       --       --
                              --------  -------  ----------  ---------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........   29,330    7,780     320,093    328,098   37,975   28,128
                              --------  -------  ----------  ---------  -------  -------
From capital
  transactions:
   Net premiums..............       26      143      17,267      5,129    1,104    4,002
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........      216       --     (26,326)   (11,496)  (6,423)  (1,724)
     Surrenders..............  (19,155) (12,010)   (898,462)  (280,428) (10,931)  (5,729)
     Administrative
       expenses (note 4a)....      (33)     (55)     (2,530)    (2,687)     (47)     (45)
     Transfers (to) from
       the Guarantee
       Account...............  (19,530)  (8,698)      1,443    (10,407)   4,053    5,563
     Transfers (to) from
       other subaccounts.....   (1,213) (12,916)    (98,932)   (50,158)  (4,789) (91,258)
                              --------  -------  ----------  ---------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (39,689) (33,536) (1,007,540)  (350,047) (17,033) (89,191)
                              --------  -------  ----------  ---------  -------  -------
Increase (decrease) in
  net assets.................  (10,359) (25,756)   (687,447)   (21,949)  20,942  (61,063)
Net assets at beginning
  of year....................  335,387  361,143   3,262,304  3,284,253  334,122  395,185
                              --------  -------  ----------  ---------  -------  -------
Net assets at end of year.... $325,028  335,387   2,574,857  3,262,304  355,064  334,122
                              ========  =======  ==========  =========  =======  =======
Change in units (note 5):
   Units purchased...........      254      446       8,725      3,535    2,377    1,109
   Units redeemed............   (4,443)  (4,179)    (83,776)   (32,713)  (3,758) (11,550)
                              --------  -------  ----------  ---------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (4,189)  (3,733)    (75,051)   (29,178)  (1,381) (10,441)
                              ========  =======  ==========  =========  =======  =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                   Janus Aspen Series (continued)       JPMorgan Insurance Trust
                              ----------------------------------------  ------------------------
                                                                          JPMorgan     JPMorgan
                                                                         Insurance    Insurance
                                 Worldwide Growth     Worldwide Growth     Trust      Trust Core
                                   Portfolio --         Portfolio --      Balanced       Bond
                               Institutional Shares    Service Shares   Portfolio 1  Portfolio 1
                              ---------------------  -----------------  ------------ ------------
                                                                        Period from  Period from
                                    Year ended           Year ended       May 1 to     May 1 to
                                   December 31,         December 31,    December 31, December 31,
                              ---------------------  -----------------  ------------ ------------
                                 2006        2005      2006      2005       2006         2006
                              ----------  ---------  --------  -------  ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    5,271       (562)       89   (2,017)      (10)       (2,787)
   Net realized gain
     (loss) on
     investments.............   (163,581)  (118,314)   38,059   12,979        --           832
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    424,782    201,455    56,481   15,693        85         5,261
   Capital gain
     distribution............         --         --        --       --        --            --
                              ----------  ---------  --------  -------     -----       -------
       Increase
         (decrease) in
         net assets from
         operations..........    266,472     82,579    94,629   26,655        75         3,306
                              ----------  ---------  --------  -------     -----       -------
From capital
  transactions:
   Net premiums..............      2,241      3,374    15,821    6,243        --       816,878
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........    (18,287)    (7,922)  (10,408)      --        --            --
     Surrenders..............   (356,045)  (143,639)  (56,492) (51,339)       --        (2,645)
     Administrative
       expenses (note 4a)....     (1,268)    (1,370)     (100)     (95)       --            --
     Transfers (to) from
       the Guarantee
       Account...............     (8,480)    (7,166)    6,878    5,766     7,242        25,109
     Transfers (to) from
       other subaccounts.....    (45,346)   (19,388) (138,689)  59,720       537        40,522
                              ----------  ---------  --------  -------     -----       -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (427,185)  (176,111) (182,990)  20,295     7,779       879,864
                              ----------  ---------  --------  -------     -----       -------
Increase (decrease) in
  net assets.................   (160,713)   (93,532)  (88,361)  46,950     7,854       883,170
Net assets at beginning
  of year....................  1,936,769  2,030,301   721,881  674,931        --            --
                              ----------  ---------  --------  -------     -----       -------
Net assets at end of year.... $1,776,056  1,936,769   633,520  721,881     7,854       883,170
                              ==========  =========  ========  =======     =====       =======
Change in units (note 5):
   Units purchased...........      3,816      6,382     7,867   14,211       733        98,282
   Units redeemed............    (45,521)   (24,827)  (26,919) (12,179)       --       (13,374)
                              ----------  ---------  --------  -------     -----       -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (41,705)   (18,445)  (19,052)   2,032       733        84,908
                              ==========  =========  ========  =======     =====       =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                        Legg Mason
                                                                     Partners Variable
                               JPMorgan Insurance Trust (continued)  Portfolios I, Inc.
                              -------------------------------------  --------------------
                                JPMorgan
                               Insurance     JPMorgan     JPMorgan
                                 Trust      Insurance    Insurance
                              Diversified     Trust        Trust
                                Mid Cap     Government    Intrepid   Legg Mason Partners
                                 Growth        Bond       Mid Cap    Variable All Cap
                              Portfolio 1  Portfolio 1  Portfolio 1  Portfolio -- Class II
                              ------------ ------------ ------------ --------------------
                              Period from  Period from  Period from
                                May 1 to     May 1 to     May 1 to      Year ended
                              December 31, December 31, December 31,   December 31,
                              ------------ ------------ ------------ --------------------
                                  2006         2006         2006       2006       2005
                              ------------ ------------ ------------  -------    -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    $  (20)      (2,855)        (309)    (1,195)    (3,102)
   Net realized gain
     (loss) on
     investments.............        --        1,385          105     13,984        271
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       140        4,503        4,018     48,764     15,168
   Capital gain
     distribution............        --           --           --     19,364        336
                                 ------      -------       ------     -------    -------
       Increase
         (decrease) in
         net assets from
         operations..........       120        3,033        3,814     80,917     12,673
                                 ------      -------       ------     -------    -------
From capital
  transactions:
   Net premiums..............     2,224      802,640       63,624     91,981    101,338
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........        --           --           --         --         --
     Surrenders..............        --       (2,646)          --     (6,063)        --
     Administrative
       expenses (note 4a)....        --           --           --       (449)      (272)
     Transfers (to) from
       the Guarantee
       Account...............       (53)      26,319          871     24,043      9,041
     Transfers (to) from
       other subaccounts.....        --       31,796         (253)   (70,521)    54,849
                                 ------      -------       ------     -------    -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........     2,171      858,109       64,242     38,991    164,956
                                 ------      -------       ------     -------    -------
Increase (decrease) in
  net assets.................     2,291      861,142       68,056    119,908    177,629
Net assets at beginning
  of year....................        --           --           --    476,517    298,888
                                 ------      -------       ------     -------    -------
Net assets at end of year....    $2,291      861,142       68,056    596,425    476,517
                                 ======      =======       ======     =======    =======
Change in units (note 5):
   Units purchased...........       229      102,032       14,571     11,092     14,658
   Units redeemed............        --      (19,265)      (7,950)    (8,790)      (876)
                                 ------      -------       ------     -------    -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........       229       82,767        6,621      2,302     13,782
                                 ======      =======       ======     =======    =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Legg Mason Partners Variable Portfolios I, Inc. (continued)
                              ---------------------------------------------------------------------------
                                                             Legg Mason Partners     Legg Mason Partners
                              Legg Mason Partners Variable   Variable Strategic Bond Variable Total Return
                              Investors Portfolio -- Class I Portfolio -- Class I    Portfolio -- Class I
                              -----------------------------  ----------------------  --------------------
                                  Year ended                     Year ended             Year ended
                                 December 31,                   December 31,           December 31,
                              -----------------------------  ----------------------  --------------------
                                2006            2005           2006         2005       2006       2005
                                 --------        -------      --------     -------    -------    -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    386           (417)          7,789      15,075        580      1,134
   Net realized gain
     (loss) on
     investments.............    4,882            737          (7,119)         72      6,508        189
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   23,032          9,869           6,383     (16,596)     4,225        723
   Capital gain
     distribution............    4,988             --             203       4,707      2,190        779
                                 --------        -------      --------     -------    -------    -------
       Increase
         (decrease) in
         net assets from
         operations..........   33,288         10,189           7,256       3,258     13,503      2,825
                                 --------        -------      --------     -------    -------    -------
From capital
  transactions:
   Net premiums..............       --             --              --          --         --      9,300
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........       --             --              --          --         --         --
     Surrenders..............  (25,526)        (8,889)        (74,300)     (7,289)   (65,281)      (610)
     Administrative
       expenses (note 4a)....     (131)          (141)           (142)       (164)       (72)       (47)
     Transfers (to) from
       the Guarantee
       Account...............        9            (11)             48         (28)         7         (1)
     Transfers (to) from
       other subaccounts.....       69            598         (47,403)     24,053     24,667        227
                                 --------        -------      --------     -------    -------    -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (25,579)        (8,443)       (121,797)     16,572    (40,679)     8,869
                                 --------        -------      --------     -------    -------    -------
Increase (decrease) in
  net assets.................    7,709          1,746        (114,541)     19,830    (27,176)    11,694
Net assets at beginning
  of year....................  216,942        215,196         320,086     300,256    150,468    138,774
                                 --------        -------      --------     -------    -------    -------
Net assets at end of year.... $224,651        216,942         205,545     320,086    123,292    150,468
                                 ========        =======      ========     =======    =======    =======
Change in units (note 5):
   Units purchased...........       23             53           1,142       1,998      2,003        808
   Units redeemed............   (1,933)          (769)         (9,708)       (821)    (5,244)       (60)
                                 --------        -------      --------     -------    -------    -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (1,910)          (716)         (8,566)      1,177     (3,241)       748
                                 ========        =======      ========     =======    =======    =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Legg Mason Partners Variable   Legg Mason Partners           MFS(R) Variable
                              Portfolios I, Inc. (continued) Variable Portfolios II        Insurance Trust
                              -----------------------------  ----------------------     ----------------------------
                                 Legg Mason Partners         Legg Mason Partners        MFS(R) Investors Growth Stock
                                Variable Total Return        Variable Aggressive Growth       Series --
                                Portfolio -- Class II        Portfolio -- Class II      Service Class Shares
                              -----------------------------  ----------------------     ----------------------------
                                              Period from
                               Year ended     April 29 to        Year ended                  Year ended
                              December 31,    December 31,      December 31,                December 31,
                              ------------    ------------   ----------------------     ----------------------------
                                  2006            2005          2006           2005        2006           2005
                              ------------    ------------    ---------       -------     ---------      ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $  3,507            857        (16,659)       (4,932)     (38,058)       (30,956)
   Net realized gain
     (loss) on
     investments.............        322            (60)         9,079         2,878       46,544         51,002
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     14,274            771         81,777        35,437      123,071         44,562
   Capital gain
     distribution............      8,007            191             --            --           --             --
                                --------         ------       ---------       -------     ---------      ---------
       Increase
         (decrease) in
         net assets from
         operations..........     26,110          1,759         74,197        33,383      131,557         64,608
                                --------         ------       ---------       -------     ---------      ---------
From capital
  transactions:
   Net premiums..............    401,798         63,126        720,982       133,009      150,422        328,007
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........     (1,887)            --             --            --       (1,534)        (6,896)
     Surrenders..............       (295)            --        (17,918)       (6,997)    (150,855)       (87,169)
     Administrative
       expenses (note 4a)....       (179)            --           (471)         (332)      (1,394)          (796)
     Transfers (to) from
       the Guarantee
       Account...............        410            (25)        26,537         6,094       66,873        107,261
     Transfers (to) from
       other subaccounts.....     11,515           (687)         1,465        28,330      (82,431)       (88,320)
                                --------         ------       ---------       -------     ---------      ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    411,362         62,414        730,595       160,104      (18,919)       252,087
                                --------         ------       ---------       -------     ---------      ---------
Increase (decrease) in
  net assets.................    437,472         64,173        804,792       193,487      112,638        316,695
Net assets at beginning
  of year....................     64,173             --        395,669       202,182    2,393,481      2,076,786
                                --------         ------       ---------       -------     ---------      ---------
Net assets at end of year....   $501,645         64,173      1,200,461       395,669    2,506,119      2,393,481
                                ========         ======       =========       =======     =========      =========
Change in units (note 5):
   Units purchased...........     40,682          7,249         61,351        17,668       37,466         79,363
   Units redeemed............     (1,786)          (936)        (7,766)       (5,258)     (38,127)       (48,394)
                                --------         ------       ---------       -------     ---------      ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     38,896          6,313         53,585        12,410         (661)        30,969
                                ========         ======       =========       =======     =========      =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                       MFS(R) Variable Insurance Trust (continued)
                              ----------------------------------------------------------------
                              MFS(R) Investors Trust MFS(R) New Discovery  MFS(R) Strategic
                                    Series --              Series --       Income Series --
                               Service Class Shares  Service Class Shares  Service Class Shares
                              ---------------------  --------------------  -------------------
                                    Year ended            Year ended          Year ended
                                   December 31,          December 31,        December 31,
                              ---------------------  --------------------  -------------------
                                 2006        2005       2006       2005      2006       2005
                              ----------  ---------  ---------  ---------   -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (48,875)   (40,737)   (17,322)   (15,091)  23,800     14,176
   Net realized gain
     (loss) on
     investments.............    160,345     44,932     30,702     14,964   (3,108)       377
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    275,983    193,428     84,790     35,211    5,998    (14,665)
   Capital gain
     distribution............         --         --     19,942         --    3,305      1,123
                              ----------  ---------  ---------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........    387,453    197,623    118,112     35,084   29,995      1,011
                              ----------  ---------  ---------  ---------   -------   -------
From capital
  transactions:
   Net premiums..............     93,098    656,303     43,192     61,833   32,535    148,717
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........    (16,472)    (7,219)    (4,621)       (40)      --         --
     Surrenders..............   (288,054)  (117,801)   (61,778)   (26,362) (20,757)   (11,343)
     Administrative
       expenses (note 4a)....     (3,534)    (1,627)      (528)      (496)    (615)      (158)
     Transfers (to) from
       the Guarantee
       Account...............     62,727    144,280     57,832     30,231   75,169    148,384
     Transfers (to) from
       other subaccounts.....   (329,800)   277,697      8,381    (77,285)  26,922     41,177
                              ----------  ---------  ---------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (482,035)   951,633     42,478    (12,119) 113,254    326,777
                              ----------  ---------  ---------  ---------   -------   -------
Increase (decrease) in
  net assets.................    (94,582) 1,149,256    160,590     22,965  143,249    327,788
Net assets at beginning
  of year....................  3,829,450  2,680,194  1,022,967  1,000,002  563,587    235,799
                              ----------  ---------  ---------  ---------   -------   -------
Net assets at end of year.... $3,734,868  3,829,450  1,183,557  1,022,967  706,836    563,587
                              ==========  =========  =========  =========   =======   =======
Change in units (note 5):
   Units purchased...........     50,624    141,778     20,576     13,956   16,852     30,327
   Units redeemed............    (94,934)   (38,704)   (15,845)   (14,935)  (7,416)    (2,541)
                              ----------  ---------  ---------  ---------   -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (44,310)   103,074      4,731       (979)   9,436     27,786
                              ==========  =========  =========  =========   =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                                              Old Mutual Insurance
                                MFS(R) Variable Insurance Trust (continued)      Series Fund
                              ----------------------------------------------  -------------------
                                 MFS(R) Total Return      MFS(R) Utilities
                                      Series --               Series --       Old Mutual Growth II
                                Service Class Shares    Service Class Shares      Portfolio
                              ------------------------  --------------------  -------------------
                                           Period from
                               Year ended  April 29 to       Year ended          Year ended
                              December 31, December 31,     December 31,        December 31,
                              ------------ ------------ --------------------  -------------------
                                  2006         2005        2006       2005      2006       2005
                              ------------ ------------ ---------  ---------   -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  $   45,855      (1,281)      5,348    (17,616)  (3,656)    (3,860)
   Net realized gain
     (loss) on
     investments.............       4,581       6,886     165,407     81,882  (49,271)   (56,528)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     391,927     (18,026)    511,553    151,152   68,339     85,541
   Capital gain
     distribution............     149,174      27,181     102,928         --       --         --
                               ----------   ---------   ---------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........     591,537      14,760     785,236    215,418   15,412     25,153
                               ----------   ---------   ---------  ---------   -------   -------
From capital
  transactions:
   Net premiums..............   3,312,022   2,908,623     457,732    337,105       --         --
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........      (1,876)         --      (5,854)        --       --         --
     Surrenders..............     (91,094)    (42,676)   (142,311)   (78,069) (43,535)   (46,156)
     Administrative
       expenses (note 4a)....      (6,046)       (577)     (1,724)      (596)    (364)      (421)
     Transfers (to) from
       the Guarantee
       Account...............     178,987     281,846     391,748    154,853   (3,794)       295
     Transfers (to) from
       other subaccounts.....    (154,119)    130,735     516,682    126,852  (11,694)         5
                               ----------   ---------   ---------  ---------   -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   3,237,874   3,277,951   1,216,273    540,145  (59,387)   (46,277)
                               ----------   ---------   ---------  ---------   -------   -------
Increase (decrease) in
  net assets.................   3,829,411   3,292,711   2,001,509    755,563  (43,975)   (21,124)
Net assets at beginning
  of year....................   3,960,822     668,111   2,009,575  1,254,012  272,214    293,338
                               ----------   ---------   ---------  ---------   -------   -------
Net assets at end of year....  $7,790,233   3,960,822   4,011,084  2,009,575  228,239    272,214
                               ==========   =========   =========  =========   =======   =======
Change in units (note 5):
   Units purchased...........     429,885     342,652     134,456     67,297      339        592
   Units redeemed............    (130,208)    (31,829)    (54,496)   (26,862)  (6,319)    (5,892)
                               ----------   ---------   ---------  ---------   -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     299,677     310,823      79,960     40,435   (5,980)    (5,300)
                               ==========   =========   =========  =========   =======   =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Old Mutual Insurance
                              Series Fund (continued)    Oppenheimer Variable Account Funds
                              ----------------------  ---------------------------------------
                                                         Oppenheimer     Oppenheimer Balanced
                              Old Mutual Large Cap         Balanced           Fund/VA --
                               Growth Portfolio            Fund/VA          Service Shares
                              ----------------------  -----------------  --------------------
                                  Year ended              Year ended          Year ended
                                 December 31,            December 31,        December 31,
                              ----------------------  -----------------  --------------------
                                2006        2005        2006      2005      2006       2005
                               --------    --------   --------  -------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (7,714)     (8,431)     11,760    3,066      4,071     (3,205)
   Net realized gain
     (loss) on
     investments.............  (26,817)    (67,817)      7,589    5,378     11,157      1,790
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   55,375      89,053      28,117  (18,442)   147,174      6,025
   Capital gain
     distribution............       --          --      35,978   31,975     61,060     14,858
                               --------    --------   --------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   20,844      12,805      83,444   21,977    223,462     19,468
                               --------    --------   --------  -------  ---------  ---------
From capital
  transactions:
   Net premiums..............       --          --       1,232    1,372  1,867,465    596,772
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........       --     (95,172)         --       --     (3,761)        --
     Surrenders..............  (51,986)    (38,958)   (116,042) (43,967)   (31,059)   (19,249)
     Administrative
       expenses (note 4a)....     (498)       (526)       (514)    (535)    (1,078)      (178)
     Transfers (to) from
       the Guarantee
       Account...............      (31)        938       8,310   12,914     10,390    282,079
     Transfers (to) from
       other subaccounts.....  (20,096)     (8,631)     64,911     (117)    20,696    165,437
                               --------    --------   --------  -------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (72,611)   (142,349)    (42,103) (30,333) 1,862,653  1,024,861
                               --------    --------   --------  -------  ---------  ---------
Increase (decrease) in
  net assets.................  (51,767)   (129,544)     41,341   (8,356) 2,086,115  1,044,329
Net assets at beginning
  of year....................  573,536     703,080     894,603  902,959  1,276,117    231,788
                               --------    --------   --------  -------  ---------  ---------
Net assets at end of year.... $521,769     573,536     935,944  894,603  3,362,232  1,276,117
                               ========    ========   ========  =======  =========  =========
Change in units (note 5):
   Units purchased...........    1,165       1,743       6,438    1,612    221,056    104,628
   Units redeemed............   (7,233)    (14,469)     (9,334)  (3,780)   (48,154)    (9,197)
                               --------    --------   --------  -------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (6,068)    (12,726)     (2,896)  (2,168)   172,902     95,431
                               ========    ========   ========  =======  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                        Oppenheimer Variable Account Funds (continued)
                              -----------------------------------------------------------------
                                                      Oppenheimer Capital
                               Oppenheimer Capital       Appreciation           Oppenheimer
                                   Appreciation           Fund/VA --             Core Bond
                                     Fund/VA            Service Shares            Fund/VA
                              ---------------------  --------------------  --------------------
                                    Year ended            Year ended            Year ended
                                   December 31,          December 31,          December 31,
                              ---------------------  --------------------  --------------------
                                 2006        2005       2006       2005       2006       2005
                              ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (11,489)    (5,805)   (68,589)   (38,948)    62,427     70,119
   Net realized gain
     (loss) on
     investments.............      9,163     (7,043)   146,624     48,370    (11,343)     2,267
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     68,882     55,214    232,008    157,176       (295)   (52,051)
   Capital gain
     distribution............         --         --         --         --         --         --
                              ----------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     66,556     42,366    310,043    166,598     50,789     20,335
                              ----------  ---------  ---------  ---------  ---------  ---------
From capital
  transactions:
   Net premiums..............      1,411        699    615,393    777,680         --        400
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........         --         --    (15,678)        --       (342)    (3,010)
     Surrenders..............   (230,061)   (59,678)  (219,110)  (158,061)  (253,453)  (166,890)
     Administrative
       expenses (note 4a)....     (1,221)    (1,287)    (3,670)    (3,013)    (1,051)    (1,310)
     Transfers (to) from
       the Guarantee
       Account...............    (55,350)       849    192,715    314,606        306        745
     Transfers (to) from
       other subaccounts.....     44,263    (37,085)  (560,626)   (57,479)   (38,532)  (139,850)
                              ----------  ---------  ---------  ---------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   (240,958)   (96,502)     9,024    873,733   (293,072)  (309,915)
                              ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
  net assets.................   (174,402)   (54,136)   319,067  1,040,331   (242,283)  (289,580)
Net assets at beginning
  of year....................  1,199,732  1,253,868  4,931,970  3,891,639  1,633,055  1,922,635
                              ----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of year.... $1,025,330  1,199,732  5,251,037  4,931,970  1,390,772  1,633,055
                              ==========  =========  =========  =========  =========  =========
Change in units (note 5):
   Units purchased...........     11,958      4,426     95,552    128,087      4,687      5,374
   Units redeemed............    (30,704)   (12,330)   (87,576)   (61,135)   (27,053)   (29,149)
                              ----------  ---------  ---------  ---------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    (18,746)    (7,904)     7,976     66,952    (22,366)   (23,775)
                              ==========  =========  =========  =========  =========  =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                        Oppenheimer Variable Account Funds (continued)
                              ------------------------------------------------------------------------------
                              Oppenheimer Global Securities
                                    Fund/VA --              Oppenheimer High Income  Oppenheimer Main Street
                                  Service Shares                 Fund/VA            Fund/VA -- Service Shares
                              ----------------------------  ----------------------  ------------------------
                                                                                                 Period from
                                    Year ended                 Year ended            Year ended  April 29 to
                                   December 31,               December 31,          December 31, December 31,
                              ----------------------------  ----------------------  ------------ ------------
                                 2006            2005         2006        2005          2006         2005
                                ----------     ---------     -------     -------    ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (58,296)       (34,374)     30,782      29,872         (67,257)    (33,651)
   Net realized gain
     (loss) on
     investments.............    228,945        154,231      (2,210)     (2,166)        329,929     186,729
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    553,075        455,006       9,332     (24,082)        939,668     168,578
   Capital gain
     distribution............    338,897             --          --          --              --          --
                                ----------     ---------     -------     -------     ----------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........  1,062,621        574,863      37,904       3,624       1,202,340     321,656
                                ----------     ---------     -------     -------     ----------   ---------
From capital
  transactions:
   Net premiums..............  1,349,736      1,137,237         562         230       3,290,780     832,432
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........     (6,606)        (9,032)    (17,546)     (2,753)        (21,927)         --
     Surrenders..............   (313,259)      (172,241)    (95,504)    (65,433)       (676,044)   (458,360)
     Administrative
       expenses (note 4a)....     (4,653)        (1,707)       (329)       (328)         (5,190)     (3,557)
     Transfers (to) from
       the Guarantee
       Account...............    476,681        298,798         (71)    (16,034)        321,156     277,613
     Transfers (to) from
       other subaccounts.....    724,703        353,438      36,606      (1,290)       (172,061)   (281,531)
                                ----------     ---------     -------     -------     ----------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  2,226,602      1,606,493     (76,282)    (85,608)      2,736,714     366,597
                                ----------     ---------     -------     -------     ----------   ---------
Increase (decrease) in
  net assets.................  3,289,223      2,181,356     (38,378)    (81,984)      3,939,054     688,253
Net assets at beginning
  of year....................  5,554,569      3,373,213     523,317     605,301       8,334,904   7,646,651
                                ----------     ---------     -------     -------     ----------   ---------
Net assets at end of year.... $8,843,792      5,554,569     484,939     523,317      12,273,958   8,334,904
                                ==========     =========     =======     =======     ==========   =========
Change in units (note 5):
   Units purchased...........    250,856        193,242       3,999       3,550         450,160     169,057
   Units redeemed............    (95,256)       (63,446)    (10,258)    (10,950)       (191,742)   (131,718)
                                ----------     ---------     -------     -------     ----------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    155,600        129,796      (6,259)     (7,400)        258,418      37,339
                                ==========     =========     =======     =======     ==========   =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                     Oppenheimer Variable Account Funds (continued)
                              --------------------------------------------------------------------------
                              Oppenheimer Main Street
                               Small Cap Fund/VA --                              Oppenheimer MidCap
                                  Service Shares      Oppenheimer MidCap Fund/VA Fund/VA -- Service Shares
                              ---------------------   -------------------------- -----------------------
                                    Year ended            Year ended                Year ended
                                   December 31,          December 31,              December 31,
                              ---------------------   -------------------------  ------------------------
                                 2006         2005      2006          2005         2006         2005
                              ----------   ---------    --------     --------      -------      -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (73,750)    (55,468)  (10,607)      (12,256)     (4,770)      (3,578)
   Net realized gain
     (loss) on
     investments.............    184,484      86,172   (80,848)     (132,590)      6,477        1,059
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    369,279     194,766   101,055       231,219         136       27,029
   Capital gain
     distribution............    142,125      83,506        --            --          --           --
                              ----------   ---------    --------     --------      -------      -------
       Increase
         (decrease) in
         net assets from
         operations..........    622,138     308,976     9,600        86,373       1,843       24,510
                              ----------   ---------    --------     --------      -------      -------
From capital
  transactions:
   Net premiums..............    493,666   1,099,571     9,355        14,667      57,263       23,287
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........         --          --        --      (114,208)         --           --
     Surrenders..............   (142,919)   (141,678) (220,333)     (118,139)     (2,358)      (1,890)
     Administrative
       expenses (note 4a)....     (3,138)     (1,386)     (842)       (1,001)       (167)        (110)
     Transfers (to) from
       the Guarantee
       Account...............    222,721     220,993      (124)      (11,980)      6,515       23,506
     Transfers (to) from
       other subaccounts.....    (81,843)    173,073    (9,045)       (3,876)    (20,319)      11,753
                              ----------   ---------    --------     --------      -------      -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    488,487   1,350,573  (220,989)     (234,537)     40,934       56,546
                              ----------   ---------    --------     --------      -------      -------
Increase (decrease) in
  net assets.................  1,110,625   1,659,549  (211,389)     (148,164)     42,777       81,056
Net assets at beginning
  of year....................  4,618,032   2,958,483   818,625       966,789     272,865      191,809
                              ----------   ---------    --------     --------      -------      -------
Net assets at end of year.... $5,728,657   4,618,032   607,236       818,625     315,642      272,865
                              ==========   =========    ========     ========      =======      =======
Change in units (note 5):
   Units purchased...........     87,787     119,789     1,286         2,752       4,445        4,565
   Units redeemed............    (55,800)    (33,405)  (19,362)      (23,429)     (1,914)        (622)
                              ----------   ---------    --------     --------      -------      -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     31,987      86,384   (18,076)      (20,677)      2,531        3,943
                              ==========   =========    ========     ========      =======      =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                               PIMCO Variable Insurance Trust
                              --------------------------------------------------------------------------------
                                                        Foreign Bond Portfolio
                               All Asset Portfolio --   (U.S. Dollar Hedged) --     High Yield Portfolio --
                                Advisor Class Shares    Administrative Class Shares Administrative Class Shares
                              ------------------------  --------------------------  --------------------------
                                           Period from
                               Year ended  April 29 to     Year ended                    Year ended
                              December 31, December 31,   December 31,                  December 31,
                              ------------ ------------ --------------------------  --------------------------
                                  2006         2005       2006          2005           2006          2005
                              ------------ ------------   -------       -------      ---------     ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $ 32,633      12,789      3,365         2,492         282,993       221,439
   Net realized gain
     (loss) on
     investments.............        616         144      1,305           299          16,384        29,541
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     (7,137)     (3,129)    (4,281)        2,312         102,436      (134,012)
   Capital gain
     distribution............      1,697       1,277        282            --              --            --
                                --------     -------      -------       -------      ---------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........     27,809      11,081        671         5,103         401,813       116,968
                                --------     -------      -------       -------      ---------     ---------
From capital
  transactions:
   Net premiums..............    212,218     600,144        798           253       1,359,893       774,660
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........         --          --         --            --         (25,342)      (56,215)
     Surrenders..............     (6,471)     (1,216)   (11,656)       (3,821)       (390,808)     (210,796)
     Administrative
       expenses (note 4a)....        (87)         (9)       (25)          (28)         (2,710)       (1,738)
     Transfers (to) from
       the Guarantee
       Account...............      2,798       8,787        379         9,279         523,197       183,502
     Transfers (to) from
       other subaccounts.....    (72,245)     63,219     (4,520)        5,839         123,502        70,337
                                --------     -------      -------       -------      ---------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    136,213     670,925    (15,024)       11,522       1,587,732       759,750
                                --------     -------      -------       -------      ---------     ---------
Increase (decrease) in
  net assets.................    164,022     682,006    (14,353)       16,625       1,989,545       876,718
Net assets at beginning
  of year....................    682,006          --    154,256       137,631       4,751,763     3,875,045
                                --------     -------      -------       -------      ---------     ---------
Net assets at end of year....   $846,028     682,006    139,903       154,256       6,741,308     4,751,763
                                ========     =======      =======       =======      =========     =========
Change in units (note 5):
   Units purchased...........     43,112      66,453      3,638         1,650         222,471       127,060
   Units redeemed............    (29,734)       (947)    (4,956)         (608)        (83,252)      (66,119)
                                --------     -------      -------       -------      ---------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     13,378      65,506     (1,318)        1,042         139,219        60,941
                                ========     =======      =======       =======      =========     =========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                             PIMCO Variable Insurance Trust (continued)
                              ----------------------------------------------------------------------------------
                              Long-Term U.S. Government
                              Portfolio -- Administrative Low Duration Portfolio --   Total Return Portfolio --
                                   Class Shares           Administrative Class Shares Administrative Class Shares
                              --------------------------  --------------------------  --------------------------
                                                                        Period from
                                    Year ended             Year ended   April 29 to         Year ended
                                   December 31,           December 31,  December 31,       December 31,
                              --------------------------  ------------  ------------  --------------------------
                                 2006           2005          2006          2005         2006          2005
                               ----------     ---------   ------------  ------------   ----------    ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  330,342       237,056        28,906        5,782        795,049       607,862
   Net realized gain
     (loss) on
     investments.............    (79,026)       25,550        (2,089)         (66)       (81,064)       36,704
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (373,677)     (180,693)          852       (3,822)      (197,353)     (582,637)
   Capital gain
     distribution............     85,725       167,131            --          921             --       159,109
                               ----------     ---------    ---------      -------      ----------    ----------
       Increase
         (decrease) in
         net assets from
         operations..........    (36,636)      249,044        27,669        2,815        516,632       221,038
                               ----------     ---------    ---------      -------      ----------    ----------
From capital
  transactions:
   Net premiums..............  1,035,653     1,031,746       483,901      577,214      5,870,207     4,497,858
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........    (90,015)      (26,442)           --           --       (119,845)      (66,542)
     Surrenders..............   (654,526)     (502,583)      (46,402)      (2,874)    (1,253,813)   (1,153,447)
     Administrative
       expenses (note 4a)....     (4,624)       (3,489)         (880)          --        (17,211)      (11,925)
     Transfers (to) from
       the Guarantee
       Account...............     74,523     1,156,908        67,470       55,219        659,645       396,837
     Transfers (to) from
       other subaccounts.....     21,421      (258,250)       74,289       74,473       (186,321)     (482,156)
                               ----------     ---------    ---------      -------      ----------    ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    382,432     1,397,890       578,378      704,032      4,952,662     3,180,625
                               ----------     ---------    ---------      -------      ----------    ----------
Increase (decrease) in
  net assets.................    345,796     1,646,934       606,047      706,847      5,469,294     3,401,663
Net assets at beginning
  of year....................  8,606,222     6,959,288       706,847           --     21,609,175    18,207,512
                               ----------     ---------    ---------      -------      ----------    ----------
Net assets at end of year.... $8,952,018     8,606,222     1,312,894      706,847     27,078,469    21,609,175
                               ==========     =========    =========      =======      ==========    ==========
Change in units (note 5):
   Units purchased...........    174,122       232,408        87,626       72,345        828,011       593,427
   Units redeemed............   (131,148)     (122,734)      (29,785)      (1,545)      (366,888)     (317,458)
                               ----------     ---------    ---------      -------      ----------    ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     42,974       109,674        57,841       70,800        461,123       275,969
                               ==========     =========    =========      =======      ==========    ==========

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                                The Prudential Series Fund
                              --------------------------------------------------------------------------------
                              Jennison 20/20 Focus         Jennison Portfolio -- Natural Resources Portfolio --
                              Portfolio -- Class II Shares  Class II Shares           Class II Shares
                              ---------------------------  --------------------  -----------------------------
                                                                                                 Period from
                                  Year ended                  Year ended          Year ended     April 29 to
                                 December 31,                December 31,        December 31,    December 31,
                              ---------------------------  --------------------  ------------    ------------
                                 2006           2005         2006       2005         2006            2005
                                ----------       ------     -------    -------   ------------    ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (11,709)        (642)      (1,024)      (750)        5,702           (882)
   Net realized gain
     (loss) on
     investments.............     24,037          348        4,887      4,563        21,652          6,283
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    109,276        8,270          134     (4,974)       10,051         25,558
   Capital gain
     distribution............      8,770           --           --         --        67,902             --
                                ----------       ------     -------    -------    ---------        -------
       Increase
         (decrease) in
         net assets from
         operations..........    130,374        7,976        3,997     (1,161)      105,307         30,959
                                ----------       ------     -------    -------    ---------        -------
From capital
  transactions:
   Net premiums..............  2,194,261       30,493       64,706      8,775       547,722        239,186
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........         --           --           --         --            --             --
     Surrenders..............    (16,547)        (248)      (1,375)      (819)       (4,730)            --
     Administrative
       expenses (note 4a)....        (88)         (12)         (21)       (17)         (174)            --
     Transfers (to) from
       the Guarantee
       Account...............    209,835           (1)         151    (54,590)       77,894         15,549
     Transfers (to) from
       other subaccounts.....     63,305       23,949      (37,797)    28,912        10,997         25,680
                                ----------       ------     -------    -------    ---------        -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  2,450,766       54,181       25,664    (17,739)      631,709        280,415
                                ----------       ------     -------    -------    ---------        -------
Increase (decrease) in
  net assets.................  2,581,140       62,157       29,661    (18,900)      737,016        311,374
Net assets at beginning
  of year....................     77,787       15,630       60,611     79,511       311,374             --
                                ----------       ------     -------    -------    ---------        -------
Net assets at end of year.... $2,658,927       77,787       90,272     60,611     1,048,390        311,374
                                ==========       ======     =======    =======    =========        =======
Change in units (note 5):
   Units purchased...........    248,255        3,660        7,729      2,880        60,072         24,657
   Units redeemed............    (49,559)        (117)      (5,687)    (4,732)      (22,113)        (3,697)
                                ----------       ------     -------    -------    ---------        -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........    198,696        3,543        2,042     (1,852)       37,959         20,960
                                ==========       ======     =======    =======    =========        =======

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              Rydex Variable Trust      Van Kampen Life Investment Trust
                              -------------------  ------------------------------------------------------
                                                     Comstock Portfolio --   Strategic Growth Portfolio --
                                   OTC Fund             Class II Shares       Class II Shares
                              -------------------  ------------------------  ----------------------------
                                                                Period from
                                  Year ended        Year ended  April 29 to     Year ended
                                 December 31,      December 31, December 31,   December 31,
                              -------------------  ------------ ------------ ----------------------------
                                2006       2005        2006         2005       2006           2005
                              --------   -------   ------------ ------------    -------        -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $(15,203)  (14,778)      29,723      (20,305)   (4,067)        (2,728)
   Net realized gain
     (loss) on
     investments.............    6,841     2,525       43,688       38,722     7,033          1,696
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   44,808     5,484      321,583        2,442       777         11,371
   Capital gain
     distribution............       --        --      174,959       59,617        --             --
                              --------   -------    ---------    ---------      -------        -------
       Increase
         (decrease) in
         net assets from
         operations..........   36,446    (6,769)     569,953       80,476     3,743         10,339
                              --------   -------    ---------    ---------      -------        -------
From capital
  transactions:
   Net premiums..............    1,100    24,854    1,094,814    1,272,413    51,259         28,912
   Transfers (to) from
     the general account
     of Genworth Life
     Insurance Company
     of New York (note
     1):
     Death benefits..........       --        --           --      (39,924)       --             --
     Surrenders..............  (40,601)  (18,826)    (109,270)    (188,647)  (16,397)        (1,921)
     Administrative
       expenses (note 4a)....     (123)     (135)      (2,460)        (758)     (124)           (81)
     Transfers (to) from
       the Guarantee
       Account...............    9,628    23,212      157,407      336,890    50,466          5,521
     Transfers (to) from
       other subaccounts.....   (2,046)  (33,300)     (91,122)     268,748    15,821           (855)
                              --------   -------    ---------    ---------      -------        -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  (32,042)   (4,195)   1,049,369    1,648,722   101,025         31,576
                              --------   -------    ---------    ---------      -------        -------
Increase (decrease) in
  net assets.................    4,404   (10,964)   1,619,322    1,729,198   104,768         41,915
Net assets at beginning
  of year....................  946,613   957,577    3,361,779    1,632,581   199,313        157,398
                              --------   -------    ---------    ---------      -------        -------
Net assets at end of year.... $951,017   946,613    4,981,101    3,361,779   304,081        199,313
                              ========   =======    =========    =========      =======        =======
Change in units (note 5):
   Units purchased...........    3,268     6,899      149,229      185,601    25,015          5,161
   Units redeemed............   (6,734)   (7,869)     (60,523)     (48,661)  (14,784)        (1,769)
                              --------   -------    ---------    ---------      -------        -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   (3,466)     (970)      88,706      136,940    10,231          3,392
                              ========   =======    =========    =========      =======        =======

                See accompanying notes to financial statements

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2006

(1)Description of Entity

   Genworth Life of New York VA Separate Account 1 ("Separate Account") is a separate investment account established on April 1, 1996 by Genworth Life Insurance Company of New York ("GLICNY"), pursuant to the laws of the State of New York. The Separate Account has subaccounts that currently invest in open-ended mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. They are sold to GLICNY, and the Portfolios may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible premium variable deferred annuity contracts issued by GLICNY, as well as other purposes permitted by law.

   Currently there are multiple Subaccounts for the Separate Account available under each contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business, which GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for GLICNY's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct.

   The Separate Account has been registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Separate Account.

   On May 1, 2006, the AIM Variable Insurance Funds -- AIM V.I. Growth
Fund -- Series I shares and the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I shares were both merged into the AIM Variable Insurance Funds -- AIM V.I. Capital Appreciation Fund -- Series I shares and the values presented in the Statement of Operations for the full year ended December 31, 2006 and the Statement of Changes for the years ended December 31, 2006 and 2005 are reflective of the combined values of all three funds. AIM Variable Insurance Funds -- AIM V.I. Premier Equity Fund -- Series I shares merged into the AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series I shares and the values presented in the Statement of Operations for the full year ended December 31, 2006 and the Statement of Changes for the years ended December 31, 2006 and 2005 are reflective of the combined values from both funds. The AIM Variable Insurance Funds -- AIM V.I. Blue Chip
Fund -- Series I shares merged into the AIM Variable Insurance Funds -- AIM V.I. Large Cap Growth -- Series I shares effective June 9, 2006 and the AIM V.I Large Cap Growth -- Series I shares values presented in the Statement of Operations for the full year ended December 31, 2006 and the Statement of Changes for the years ended December 31, 2006 and 2005 are reflective of the combined values from both funds.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006


   Effective May 1, 2006, the following portfolios were added to the Separate Account.

AIM Variable Insurance Funds                                 JPMorgan Insurance Trust
  AIM V.I. Large Cap Growth -- Series I shares                 JPMorgan Insurance Trust Balanced Portfolio 1
Fidelity(R) Variable Insurance Products Fund                   JPMorgan Insurance Trust Core Bond Portfolio 1
  VIP Balanced Portfolio -- Service Class 2                    JPMorgan Insurance Trust Diversified Equity Portfolio 1
Franklin Templeton Variable Insurance Products Trust           JPMorgan Insurance Trust Diversified Mid Cap Growth
  Templeton Growth Securities Fund -- Class 2 Shares            Portfolio 1
                                                               JPMorgan Insurance Trust Equity Index Portfolio 1
                                                               JPMorgan Insurance Trust Government Bond Portfolio 1
                                                               JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1
                                                               JPMorgan Insurance Trust Intrepid Growth Portfolio 1

   Effective May 1, 2006, GE Investments Funds, Inc., adopted a multiple class plan for the Total Return Fund. Under this plan, shares outstanding on May 1, 2006 were re-designated Class 1 shares and will remain an investment option for policies issued before May 1, 2006. For policies issued on or after May 1, 2006, the subaccount will invest in Class 3 shares.

   The following portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity Variable(R) Insurance Products Fund                 MFS(R) Variable Insurance Trust
  The VIP Asset Manager/SM/ Portfolio -- Service Class 2       MFS(R) New Discovery Series -- Service Class Shares
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Mid Cap Value Fund
J.P. Morgan Series Trust II
  Bond Portfolio
  International Equity Portfolio
  Mid Cap Value Portfolio
  Small Company Portfolio
  U.S. Large Cap Core Equity Portfolio

   Effective April 29, 2005, the following portfolios were made available to the Separate Account:

AIM Variable Insurance Funds                                 PIMCO Variable Insurance Trust
  AIM V.I. Global Real Estate Fund -- Series II shares         All Asset Portfolio -- Advisor Class Shares
American Century Variable Portfolios II, Inc.                PIMCO Variable Insurance Trust
  VP Inflation Protection Fund -- Class II                     Low Duration Portfolio -- Administrative Class Shares
BlackRock Variable Series Funds, Inc.                        The Prudential Series Fund, Inc.
  BlackRock Global Allocation V.I. Fund -- Class III Shares    Natural Resources Portfolio -- Class II
Franklin Templeton Variable Insurance Products Trust
  Franklin Income Securities Fund -- Class 2 Shares
Legg Mason Partners Variable Portfolios I, Inc.
  Legg Mason Partners Variable Total Return Portfolio --
   Class II

   Janus Aspen Series -- International Growth Portfolio -- Service Shares is not available for new premium or transfers on or after November 15, 2004.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006


   The following portfolios are not available to contracts issued on or after May 1, 2003:

Dreyfus                                                      PIMCO Variable Insurance Trust
  The Dreyfus Socially Responsible Growth Fund,                The Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Inc. -- Initial Shares                                       Administrative Class Shares
Janus Aspen Series
  Global Life Sciences Portfolio -- Service Shares
  Global Technology Portfolio -- Service Shares
  Large Cap Growth Portfolio -- Service Shares
  Mid Cap Growth Portfolio -- Service Shares
  Worldwide Growth Portfolio -- Service Shares

   As of December 31, 2006, the following portfolios were available but not shown on the statements due to not having had any activity since inception.

JPMorgan Insurance Trust
  JPMorgan Insurance Trust Diversified Equity Portfolio 1
  JPMorgan Insurance Trust Equity Index Portfolio 1
  JPMorgan Insurance Trust Intrepid Growth Portfolio 1

   All designated portfolios described above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (U.S. GAAP). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (b) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the Valuation Day (as defined in the definition section of the prospectus) the request for purchase or redemption is received while income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (c) Unit Classes

   There are nine unit classes of Subaccounts based on the annuity contract through which the Subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in footnote 4(a) below. Form number NY1066 is no longer available for sale, although additional premium payments may still be accepted under the terms of the contract.

  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the years or lesser periods ended December 31, 2006 were:

                                                                                Cost of     Proceeds
                                                                                 Shares       from
Fund/Portfolio                                                                  Acquired   Shares Sold
--------------                                                                 ---------- -----------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund -- Series II shares................................ $  532,102 $  417,519
 AIM V.I. Capital Appreciation Fund -- Series I shares........................    831,562    996,070(a)
 AIM V.I. Core Equity Fund -- Series I shares.................................  1,033,688  1,129,906(b)
 AIM V.I. Global Real Estate Fund -- Series II shares.........................    255,371     76,929
 AIM V.I. International Growth Fund -- Series II shares.......................  2,626,930    838,782
 AIM V.I. Large Cap Growth -- Series I shares.................................    280,479    344,044(c)
The Alger American Fund
 Alger American Growth Portfolio -- Class O Shares............................     47,980    199,889
 Alger American Small Capitalization Portfolio -- Class O Shares..............    183,147    363,990
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Global Technology Portfolio -- Class B.....................    315,485    207,103
 AllianceBernstein Growth and Income Portfolio -- Class B.....................  2,017,946  1,440,439
 AllianceBernstein International Value Portfolio -- Class B...................  5,861,507  1,505,447
 AllianceBernstein Large Cap Growth Portfolio -- Class B......................    682,407    674,431
 AllianceBernstein Small Cap Growth Portfolio -- Class B......................     24,167     37,782
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I...........................................    145,162     41,997
 VP International Fund -- Class I.............................................  1,146,613    298,323
 VP Ultra(R) Fund -- Class I..................................................    179,571     97,342
 VP Value Fund -- Class I.....................................................    659,569    405,878
American Century Variable Portfolios II, Inc.
 VP Inflation Protection Fund -- Class II.....................................    841,308    211,864
BlackRock Variable Series Funds, Inc.
 BlackRock Basic Value V.I. Fund -- Class III Shares..........................    263,461     75,194
 BlackRock Global Allocation V.I. Fund -- Class III Shares....................  4,701,978    520,329
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares.....................     31,227      2,935
 BlackRock Value Opportunities V.I. Fund -- Class III Shares..................    351,858     69,328
Columbia Funds Variable Insurance Trust I
 Columbia Marsico Growth Fund, Variable Series -- Class A.....................  1,240,200    780,968
 Columbia Marsico International Opportunities Fund, Variable Series -- Class B  3,469,511  1,547,713
Dreyfus
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares....     82,039      9,374
 Dreyfus Variable Investment Fund -- Money Market Portfolio...................    581,049    436,178
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.........     37,997     13,005
DWS Variable Series II
 DWS Dreman High Return Equity VIP -- Class B Shares..........................    324,838    108,100
 DWS Dreman Small Mid Cap Value VIP -- Class B Shares.........................    540,949     87,342
 DWS Technology VIP -- Class B Shares.........................................     55,207     32,179

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                               Proceeds
                                                               Cost of Shares    from
Fund/Portfolio                                                    Acquired    Shares Sold
--------------                                                 -------------- -----------
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund.................................  $ 3,180,481   $ 1,891,385
 VT Worldwide Health Sciences Fund............................    1,531,822       540,870
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2...........................       21,676           449
Federated Insurance Series
 Federated American Leaders Fund II -- Primary Shares.........       92,517       186,236
 Federated Capital Income Fund II.............................       26,348        75,477
 Federated High Income Bond Fund II -- Primary Shares.........      207,802       147,826
 Federated High Income Bond Fund II -- Service Shares.........    3,137,397       848,353
 Federated Kaufmann Fund II -- Service Shares.................    1,226,574       803,243
Fidelity(R) Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class.............        9,135        48,752
 VIP Asset Manager/SM/ Portfolio -- Service Class 2...........      563,510       161,935
 VIP Balanced Portfolio -- Service Class 2....................    1,383,286       327,633
 VIP Contrafund(R) Portfolio -- Initial Class.................      733,512       986,673
 VIP Contrafund(R) Portfolio -- Service Class 2...............   12,161,669     4,215,612
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2       90,349        49,631
 VIP Equity-Income Portfolio -- Initial Class.................      397,910       786,188
 VIP Equity-Income Portfolio -- Service Class 2...............    2,923,630     1,601,653
 VIP Growth & Income Portfolio -- Initial Class...............       76,729       307,918
 VIP Growth & Income Portfolio -- Service Class 2.............      862,477       896,898
 VIP Growth Opportunities Portfolio -- Initial Class..........       14,494       140,913
 VIP Growth Portfolio -- Initial Class........................       53,066       352,698
 VIP Growth Portfolio -- Service Class 2......................      394,138       484,460
 VIP Mid Cap Portfolio -- Service Class 2.....................    6,427,605     3,114,650
 VIP Overseas Portfolio -- Initial Class......................      190,999       291,408
 VIP Value Strategies Portfolio -- Service Class 2............      185,717       160,612
Franklin Templeton Variable Insurance Products Trust
 Franklin Income Securities Fund -- Class 2 Shares............   33,274,430     5,676,744
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares..      774,162       179,935
 Mutual Shares Securities Fund -- Class 2 Shares..............    2,898,901       475,409
 Templeton Foreign Securities Fund -- Class 1 Shares..........       74,577         4,712
 Templeton Foreign Securities Fund -- Class 2 Shares..........    1,854,340       573,377
 Templeton Global Asset Allocation Fund -- Class 2 Shares.....      276,170       125,571
 Templeton Global Income Securities Fund -- Class 1 Shares....       14,735        70,415
 Templeton Growth Securities Fund -- Class 2 Shares...........      455,429        46,044
GE Investments Funds, Inc.
 Income Fund..................................................    3,777,538     1,270,088
 International Equity Fund....................................       40,069        60,698
 Mid-Cap Equity Fund..........................................    1,342,133     1,226,733
 Money Market Fund............................................   16,026,178    13,630,826
 Premier Growth Equity Fund...................................      108,593       640,370
 Real Estate Securities Fund..................................    1,529,806       743,470
 S&P 500(R) Index Fund........................................    5,524,433     7,032,181
 Small-Cap Equity Fund........................................    1,898,361     1,045,577
 Total Return Fund -- Class 1 shares..........................   11,857,468     5,497,641

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                       Cost of     Proceeds
                                                                        Shares       from
Fund/Portfolio                                                         Acquired   Shares Sold
--------------                                                        ----------- -----------
 Total Return Fund -- Class 3 shares................................. $29,101,847 $3,277,508
 U.S. Equity Fund....................................................     140,050    695,164
 Value Equity Fund...................................................     498,750    320,528
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund................................      63,236    300,484
 Goldman Sachs Mid Cap Value Fund....................................     809,434    713,697
J.P. Morgan Series Trust II
 Bond Portfolio......................................................     567,027    476,863
 International Equity Portfolio......................................     248,638    103,027
 Mid Cap Value Portfolio.............................................     626,938    534,060
 Small Company Portfolio.............................................      32,693     49,629
 U.S. Large Cap Core Equity Portfolio................................      13,388     25,821
Janus Aspen Series
 Balanced Portfolio -- Institutional Shares..........................     198,193  1,527,969
 Balanced Portfolio -- Service Shares................................   1,501,367  1,237,850
 Flexible Bond Portfolio -- Institutional Shares.....................      19,572     75,327
 Forty Portfolio -- Institutional Shares.............................      66,854  1,132,036
 Forty Portfolio -- Service Shares...................................   1,439,188    354,797
 Global Life Sciences Portfolio -- Service Shares....................       4,841     21,093
 Global Technology Portfolio -- Service Shares.......................       8,450     17,554
 International Growth Portfolio -- Institutional Shares..............     316,869    922,000
 International Growth Portfolio -- Service Shares....................      52,182    206,749
 Large Cap Growth Portfolio -- Institutional Shares..................      31,626    517,085
 Large Cap Growth Portfolio -- Service Shares........................       3,224     55,394
 Mid Cap Growth Portfolio -- Institutional Shares....................     114,900  1,162,697
 Mid Cap Growth Portfolio -- Service Shares..........................      24,884     47,123
 Worldwide Growth Portfolio -- Institutional Shares..................      68,412    490,533
 Worldwide Growth Portfolio -- Service Shares........................      83,178    266,097
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Balanced Portfolio 1.......................       5,186          9
 JPMorgan Insurance Trust Core Bond Portfolio 1......................     984,553    140,708
 JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1.....       2,172         20
 JPMorgan Insurance Trust Government Bond Portfolio 1................   1,022,489    200,434
 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1...............     139,301     75,365
Legg Mason Partners Variable Portfolios I, Inc.
 Legg Mason Partners Variable All Cap Portfolio -- Class II..........     188,080    127,364
 Legg Mason Partners Variable Investors Portfolio -- Class I.........       8,799     29,003
 Legg Mason Partners Variable Strategic Bond Portfolio -- Class I....      27,365    141,170
 Legg Mason Partners Variable Total Return Portfolio -- Class I......      29,641     67,551
 Legg Mason Partners Variable Total Return Portfolio -- Class II.....     444,936     22,037
Legg Mason Partners Variable Portfolios II
 Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II     839,729    125,755
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service Class Shares........     324,104    380,934
 MFS(R) Investors Trust Series -- Service Class Shares...............     530,310  1,061,397
 MFS(R) New Discovery Series -- Service Class Shares.................     225,622    180,224
 MFS(R) Strategic Income Series -- Service Class Shares..............     234,790     98,728

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                             Cost of     Proceeds
                                                                              Shares       from
Fund/Portfolio                                                               Acquired   Shares Sold
--------------                                                              ----------- -----------
 MFS(R) Total Return Series -- Service Class Shares........................ $ 4,964,902 $1,533,984
 MFS(R) Utilities Series -- Service Class Shares...........................   2,225,821    903,215
Old Mutual Insurance Series Fund
 Old Mutual Growth II Portfolio............................................       3,159     66,204
 Old Mutual Large Cap Growth Portfolio.....................................      13,370     93,697
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA..............................................     151,865    146,422
 Oppenheimer Balanced Fund/VA -- Service Shares............................   2,509,908    580,882
 Oppenheimer Capital Appreciation Fund/VA..................................     158,192    410,753
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares................   1,239,396  1,309,883
 Oppenheimer Core Bond Fund/VA.............................................     144,439    375,076
 Oppenheimer Global Securities Fund/VA -- Service Shares...................   3,980,847  1,469,335
 Oppenheimer High Income Fund/VA...........................................      86,347    131,564
 Oppenheimer Main Street Fund/VA -- Service Shares.........................   4,896,621  2,266,209
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............   1,641,385  1,072,251
 Oppenheimer MidCap Fund/VA................................................      16,105    247,610
 Oppenheimer MidCap Fund/VA -- Service Shares..............................      71,356     35,196
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor Class Shares...............................     496,029    325,478
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares      48,494     59,845
 High Yield Portfolio -- Administrative Class Shares.......................   2,985,454  1,145,419
 Long-Term U.S. Government Portfolio -- Administrative Class Shares........   2,598,036  1,807,141
 Low Duration Portfolio -- Administrative Class Shares.....................     921,978    318,419
 Total Return Portfolio -- Administrative Class Shares.....................  10,261,721  4,565,885
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio -- Class II Shares.........................   3,068,113    635,005
 Jennison Portfolio -- Class II Shares.....................................     106,562     81,920
 Natural Resources Portfolio -- Class II Shares............................   1,088,531    383,186
Rydex Variable Trust
 OTC Fund..................................................................      28,533     75,782
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares.....................................   2,079,434    832,178
 Strategic Growth Portfolio -- Class II Shares.............................     242,296    145,331

--------
(a)Activity from AIM V.I. Capital Appreciation Fund -- Series I shares is combined with AIM V.I. Aggressive Growth Fund -- Series I shares and AIM V.I. Growth Fund -- Series I shares
(b)Activity from AIM V.I. Core Equity Fund -- Series I shares is combined with AIM V.I. Premier Equity Fund -- Series I shares
(c)Activity from AIM V.I. Large Cap Growth -- Series I shares is combined with AIM V.I. Blue Chip Fund -- Series I shares

(4)Related Party Transactions

  (a) Genworth Life Insurance Company of New York

   Net premium payments transferred from GLICNY to the Separate Account represent gross premium payments recorded by GLICNY on its flexible variable deferred annuity contracts, less deductions for any applicable premium taxes.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006


   Some contracts permit contract owners to elect to allocate premium payments to a Guarantee Account that is part of the general account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the Subaccounts of the Separate Account and in certain instances transfer amounts from the Subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risk that GLICNY assumes. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Similarly the fees charged for the Enhanced Payment Benefit Rider Option and the Payment Protection Rider Options are assessed through the daily unit value calculation. The Optional Death Benefit Rider Option and the Annual Step-Up Death Benefit Rider Option are a percentage charge of the contract value and is taken in arrears on each contract anniversary and at the time the contract is surrendered. Other charges assessed to cover certain other administrative expenses are assessed by the redemption of units.

  (b) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLICNY.

  (c) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLICNY, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD, Inc. CBC serves as principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

  (d) Bonus Credit

   For Type IV and V unit contracts, transfers from the General Account for payments by GLICNY in the form of bonus credits include approximately $.3 million and $.6 million for the periods ended December 31, 2006 and 2005.

  (e) General Electric Company

   GE Investments Funds, Inc. and GE Asset Management, Incorporated were considered a related party to GLICNY until December 7, 2005, since General Electric Company (the ultimate parent of GE Investments Funds, Inc. and GE Asset Management) held greater than 25% of our indirect parent Genworth Financial, Inc. (Genworth). On December 7, 2005, General Electric Company (GE) sold 38 million shares of Genworth Class A Common Stock. As a result, GE's common stock ownership of Genworth was reduced to approximately 18%. Consequently, GLICNY and CBC are no longer considered affiliated with GE Asset Management Incorporated and the GE Investments Funds, Inc. Subsequently on March 8, 2006, GE sold its remaining holdings of Genworth Class A Common Stock to the public. Concurrently with the sale of the remaining Genworth Class A Common Stock to the public, Genworth repurchased 15 million shares of Genworth Class B Common Stock directly from GE. At the close of business on March 8, 2006, GE no longer held any shares of Genworth common stock. As of December 31, 2006 the only investors in the GE Investments Funds, Inc. were the Separate Account, other GLICNY separate accounts, as well as separate accounts of insurance companies affiliated with GLICNY.

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006


(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by Subaccount from capital transactions for the years or lesser periods ended December 31, 2006 and 2005 are reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   GLICNY offers several variable annuity products through the Subaccounts that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by Subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended
December 31, 2006, 2005, 2004, 2003 and 2002 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2006 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return. Financial highlights are only disclosed for Subaccounts that had outstanding units as of December 31, 2006 and were available to contract owners during 2006.

                                                    Net Assets      Expenses as a  Investment
                                               -------------------- % of Average     Income          Total
                                        Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                       ------- -------------- ----- -------------- ---------- --------------------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund --
   Series II shares
   2006............................... 160,952 16.31 to 11.40 2,545 1.45% to 2.10%   0.41%      11.31% to   10.58%
   2005............................... 157,878 14.65 to 10.32 2,250 1.45% to 1.85%   0.52%       3.90% to    3.23%
   2004............................... 129,238 14.10 to 11.83 1,795 1.45% to 1.80%   0.00%       9.23% to    8.84%
   2003...............................  28,340 12.91 to 12.88   366 1.45% to 1.80%   0.00%      29.08% to   28.77%
 AIM V.I. Capital Appreciation Fund --
   Series I shares
   2006...............................  82,704 10.03 to 11.15   872 1.45% to 2.10%   0.07%    4.76% to    4.07%(a)
   2005...............................  44,586 11.84 to  9.48   446 1.45% to 1.80%   0.07%       7.26% to    6.88%
   2004...............................  45,342  9.89 to  8.86   423 1.45% to 1.80%   0.00%       5.08% to    4.71%
   2003...............................  32,160  9.43 to  8.45   288 1.45% to 1.80%   0.00%      27.64% to   27.19%
   2002...............................  16,938  7.40 to  6.63   117 1.45% to 1.65%   0.00%    (25.45)% to (26.03)%
 AIM V.I. Core Equity Fund
   Series I shares
   2006...............................  89,539 10.81 to 10.74   967 1.45% to 2.45%   0.56%    8.10% to    7.36%(b)
   2005............................... 109,225  9.33 to  8.25   940 1.45% to 1.80%   0.79%       4.13% to    3.76%
   2004............................... 125,234  8.98 to  7.94 1,037 1.45% to 1.80%   0.45%       4.24% to    3.87%
   2003............................... 138,016  8.63 to  7.64 1,092 1.45% to 1.80%   0.34%      23.27% to   22.83%
   2002............................... 130,311  7.01 to  6.21   838 1.45% to 1.80%   0.49%    (29.91)% to (31.41)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                    Net Assets      Expenses as a  Investment
                                               -------------------- % of Average     Income          Total
                                        Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                       ------- -------------- ----- -------------- ---------- --------------------
 AIM V.I. Global Real Estate Fund --
   Series II shares
   2006...............................  16,378 16.11 to 14.46   263 1.45% to 1.85%   2.58%      40.18% to   39.61%
   2005...............................   3,389 11.49 to 11.48    39 1.45% to 1.60%   2.77%      14.89% to   14.78%
 AIM V.I. International Growth Fund --
   Series II shares
   2006............................... 204,571 15.54 to 14.22 2,783 1.45% to 2.10%   1.76%      26.03% to   25.20%
   2005...............................  51,153 12.33 to 11.37   627 1.45% to 1.85%   0.94%      16.00% to   13.71%
   2004...............................   9,724 10.63 to 10.63   103 1.45% to 1.45%   0.00%       6.29% to    6.29%
 AIM V.I. Large Cap Growth --
   Series I shares
   2006...............................  20,850 10.20 to 10.15   213 1.45% to 2.20%   0.17%    2.03% to    1.51%(c)
   2005...............................  21,122 12.58 to 12.52   265 1.45% to 1.60%   0.67%       2.00% to    1.85%
   2004...............................  16,122 12.34 to 12.29   198 1.45% to 1.60%   0.17%       3.16% to    3.00%
   2003...............................   4,943 11.96 to 11.94    59 1.45% to 1.60%   0.00%      23.33% to   23.14%
   2002...............................     151  9.70 to  9.70     1 1.45% to 1.45%   0.00%     (3.02)% to  (3.02)%
The Alger American Fund
 Alger American Growth Portfolio --
   Class O Shares
   2006...............................  51,334 11.19 to 11.19   575 1.40% to 1.40%   0.13%       3.68% to    3.68%
   2005...............................  64,903 10.79 to 10.79   701 1.40% to 1.40%   0.23%      10.47% to   10.47%
   2004...............................  72,967  9.77 to  9.77   713 1.40% to 1.40%   0.00%       4.02% to    4.02%
   2003...............................  91,917  9.39 to  9.39   863 1.40% to 1.40%   0.00%      33.27% to   33.27%
   2002...............................  94,583  7.05 to  7.05   667 1.40% to 1.40%   0.04%    (33.93)% to (33.93)%
 Alger American Small Capitalization
   Portfolio -- Class O Shares
   2006...............................  66,572 11.67 to 11.67   777 1.40% to 1.40%   0.00%      18.34% to   18.34%
   2005...............................  82,007  9.86 to  9.86   809 1.40% to 1.40%   0.00%      15.25% to   15.25%
   2004...............................  93,792  8.56 to  8.56   803 1.40% to 1.40%   0.00%      14.94% to   14.94%
   2003............................... 102,876  7.45 to  7.45   766 1.40% to 1.40%   0.00%      40.36% to   40.36%
   2002............................... 112,540  5.30 to  5.30   596 1.40% to 1.40%   0.00%    (27.26)% to (27.26)%
AllianceBernstein Variable Products
  Series Fund, Inc.
 AllianceBernstein Global Technology
   Portfolio -- Class B
   2006...............................  31,707 14.90 to 11.13   470 1.45% to 2.10%   0.00%       6.81% to    6.11%
   2005...............................  23,391 13.95 to 11.04   322 1.45% to 1.80%   0.00%       2.15% to    1.79%
   2004...............................  23,665 13.65 to 10.84   322 1.45% to 1.80%   0.00%       3.56% to    3.20%
   2003...............................  14,495 13.18 to 13.15   191 1.45% to 1.80%   0.00%      31.83% to   31.51%
 AllianceBernstein Growth and Income
   Portfolio -- Class B
   2006............................... 755,540 16.05 to 11.71 9,463 1.40% to 2.10%   1.14%      15.35% to   14.53%
   2005............................... 739,428 13.92 to 10.23 8,040 1.40% to 1.85%   1.24%       3.14% to    2.31%
   2004............................... 656,846 13.49 to 10.09 6,931 1.40% to 1.80%   0.74%       9.66% to    9.22%
   2003............................... 475,881 12.30 to  9.22 4,562 1.40% to 1.80%   0.78%      30.27% to   23.04%
   2002............................... 278,677  7.56 to  7.09 2,025 1.45% to 1.80%   0.55%     (7.11)% to (24.51)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                       Net Assets      Expenses as a  Investment
                                                  -------------------- % of Average     Income          Total
                                           Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                          ------- -------------- ----- -------------- ---------- --------------------
 AllianceBernstein International Value
   Portfolio -- Class B
   2006.................................. 441,968 16.12 to 15.05 6,154 1.45% to 2.10%   1.18%      33.17% to   32.29%
   2005..................................  80,349 12.10 to 11.39   966 1.45% to 1.85%   1.01%      14.84% to   13.91%
   2004..................................   3,222 10.54 to 10.54    34 1.60% to 1.60%   0.00%       5.38% to    5.38%
 AllianceBernstein Large Cap Growth
   Portfolio -- Class B
   2006.................................. 249,614  8.68 to 10.72 2,364 1.45% to 2.10%   0.00%     (2.08)% to  (2.72)%
   2005.................................. 249,721 12.65 to  8.78 2,387 1.45% to 1.85%   0.00%      13.18% to   10.30%
   2004.................................. 188,211 11.21 to  7.77 1,624 1.45% to 1.80%   0.00%       6.77% to    6.40%
   2003.................................. 144,699  8.66 to  7.29 1,169 1.45% to 1.80%   0.00%      21.58% to   21.15%
   2002..................................  63,206  7.13 to  6.01   395 1.45% to 1.80%   0.00%    (28.70)% to (31.98)%
 AllianceBernstein Small Cap Growth
   Portfolio -- Class B
   2006..................................   9,706 11.68 to 12.40   116 1.45% to 1.80%   0.00%       8.91% to    8.52%
   2005..................................  10,475 11.52 to 10.63   117 1.45% to 1.65%   0.00%       3.34% to    3.13%
   2004..................................  10,472 11.16 to 10.30   114 1.45% to 1.65%   0.00%      12.73% to   12.50%
   2003..................................  13,236  9.92 to  9.16   128 1.45% to 1.65%   0.00%      46.52% to   46.22%
   2002..................................  11,779  6.78 to  6.26    78 1.45% to 1.65%   0.00%    (32.21)% to (33.19)%
American Century Variable Portfolios,
  Inc.
 VP Income & Growth Fund -- Class I
   2006..................................  28,453 16.62 to 11.58   465 1.45% to 1.85%   1.77%      15.39% to   14.93%
   2005..................................  21,185 14.41 to 14.33   304 1.45% to 1.60%   1.86%       3.12% to    2.96%
   2004..................................  11,847 13.92 to 13.92   165 1.60% to 1.60%   1.37%      11.19% to   11.19%
   2003..................................   8,523 12.52 to 12.52   107 1.60% to 1.60%   0.00%      27.28% to   27.28%
 VP International Fund -- Class I
   2006..................................  86,714 18.60 to 13.83 1,199 1.45% to 1.85%   1.15%      23.22% to   22.72%
   2005..................................  13,711 15.10 to 14.92   206 1.45% to 1.80%   1.02%      11.62% to   11.22%
   2004..................................   9,080 13.53 to 13.48   122 1.45% to 1.60%   0.21%      13.09% to    0.00%
   2003..................................   2,047 11.92 to 11.92    24 1.60% to 1.60%   0.00%      22.52% to   22.52%
 VP Ultra(R) Fund -- Class I
   2006..................................  62,792 12.41 to  9.75   771 1.45% to 1.85%   0.00%      (4.67)% to (5.06)%
   2005..................................  55,072 13.02 to 12.87   714 1.45% to 1.80%   0.00%       0.69% to    0.33%
   2004..................................  31,229 12.93 to 12.83   403 1.45% to 1.80%   0.00%       8.91% to    0.00%
   2003..................................   1,564 11.83 to 11.80    19 1.60% to 1.80%   0.00%      22.90% to   22.65%
 VP Value Fund -- Class I
   2006.................................. 118,643 17.23 to 11.79 1,986 1.45% to 1.85%   5.66%      16.94% to   16.46%
   2005.................................. 108,625 14.73 to 14.56 1,593 1.45% to 1.80%   6.17%       3.52% to    3.15%
   2004..................................  89,951 14.23 to 14.18 1,276 1.45% to 1.60%   0.92%      12.68% to   12.50%
   2003..................................  64,086 12.63 to 12.61   808 1.45% to 1.60%   0.84%      27.09% to   26.90%
American Century Variable Portfolios II,
  Inc.
 VP Inflation Protection Fund -- Class II
   2006..................................  91,275  9.97 to 10.02   914 1.45% to 2.10%   3.30%       0.11% to  (0.55)%
   2005..................................  28,111 10.09 to  9.94   280 1.45% to 1.85%   2.81%       0.87% to  (0.57)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                       Net Assets      Expenses as a  Investment
                                                  -------------------- % of Average     Income         Total
                                           Units    Unit Value   000s  Net Assets(1)   Ratio(2)      Return(3)
                                          ------- -------------- ----- -------------- ---------- ------------------
BlackRock Variable Series Funds, Inc.
 BlackRock Basic Value V.I. Fund --
   Class III Shares
   2006..................................  41,198 13.18 to 12.21   540 1.45% to 2.10%    3.60%   19.84% to   19.05%
   2005..................................  26,777 11.00 to 10.96   294 1.45% to 1.70%    0.29%    1.14% to    0.88%
   2004..................................   7,940 10.88 to 10.86    87 1.45% to 1.70%    1.91%    8.78% to    8.60%
 BlackRock Global Allocation V.I. Fund
   -- Class III Shares
   2006.................................. 414,919 12.69 to 12.23 4,553 1.45% to 2.10%   10.37%   14.72% to   13.97%
   2005..................................   9,926 11.07 to 11.05   110 1.45% to 1.70%    0.00%   10.65% to   10.46%
 BlackRock Large Cap Growth V.I. Fund
   -- Class III Shares
   2006..................................   6,933 12.46 to 10.92    86 1.45% to 2.10%    0.06%    5.33% to    4.64%
   2005..................................   4,815 11.83 to 11.80    57 1.45% to 1.60%    0.00%    8.87% to    8.71%
   2004..................................   2,808 10.85 to 10.85    30 1.60% to 1.60%    0.20%    8.53% to    8.53%
 BlackRock Value Opportunities V.I.
   Fund -- Class III Shares
   2006..................................  38,058 13.47 to 11.76   510 1.45% to 2.10%   40.95%   10.65% to    9.93%
   2005..................................  30,315 12.17 to 10.71   367 1.45% to 1.85%    1.01%    8.52% to    7.06%
   2004..................................   6,600 11.22 to 11.21    74 1.45% to 1.60%   18.24%   12.17% to   12.05%
Columbia Funds Variable Insurance Trust I
 Columbia Marsico Growth Fund,
   Variable Series -- Class A
   2006.................................. 274,884 15.25 to 10.78 4,019 1.45% to 2.10%    0.00%    4.56% to    3.87%
   2005.................................. 236,234 14.58 to 10.39 3,342 1.45% to 1.85%    0.00%    5.89% to    3.86%
   2004.................................. 135,142 13.77 to 11.58 1,823 1.45% to 1.80%    0.00%   11.40% to    0.00%
   2003..................................  48,973 12.36 to 12.35   605 1.45% to 1.65%    0.00%   23.62% to   23.45%
 Columbia Marsico International
   Opportunities Fund, Variable
   Series -- Class B
   2006.................................. 370,335 22.01 to 14.62 6,741 1.45% to 2.10%    1.27%   21.44% to   20.64%
   2005.................................. 219,663 18.12 to 12.13 3,904 1.45% to 1.85%    1.07%   21.30% to   17.38%
   2004.................................. 147,137 15.39 to 12.48 2,231 1.45% to 1.80%    0.52%   14.90% to   14.50%
   2003..................................  54,373 13.39 to 13.36   728 1.45% to 1.80%    0.01%   33.90% to   33.59%
Dreyfus
 Dreyfus Investment Portfolios --
   MidCap Stock Portfolio --
   Initial Shares
   2006..................................   9,566 16.32 to 10.89   156 1.45% to 1.85%    4.97%    6.19% to    5.76%
   2005..................................   5,912 15.36 to 15.29    91 1.45% to 1.60%    0.03%    7.59% to    7.43%
   2004..................................   5,051 14.28 to 14.23    72 1.45% to 1.60%    0.53%   12.82% to   12.64%
   2003..................................   2,461 12.66 to 12.63    31 1.45% to 1.60%    0.43%   29.82% to   29.62%
 Dreyfus Variable Investment Fund --
   Money Market Portfolio
   2006..................................  79,760 10.23 to 10.33   812 1.45% to 1.85%    4.52%    3.08% to    2.67%
   2005..................................  67,367  9.93 to  9.81   665 1.45% to 1.80%    2.67%    1.18% to    0.82%
   2004..................................  77,640  9.81 to  9.73   759 1.45% to 1.80%    0.63%    0.00% to  (1.05)%
   2003..................................   1,024  9.90 to  9.88    10 1.45% to 1.60%    0.35%   (0.93)% to (1.08)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                    Net Assets      Expenses as a  Investment
                                               -------------------- % of Average     Income          Total
                                        Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                       ------- -------------- ----- -------------- ---------- --------------------
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial Shares
   2006...............................  38,664  8.63 to 10.83   365 1.45% to 1.85%   0.10%       7.62% to    7.19%
   2005...............................  34,983  9.35 to  7.94   310 1.45% to 1.65%   0.00%       2.12% to    1.91%
   2004...............................  31,059  9.17 to  7.79   268 1.45% to 1.65%   0.60%       4.67% to    4.46%
   2003...............................  15,074  8.77 to  7.46   116 1.45% to 1.65%   0.15%      24.18% to   23.93%
   2002...............................   7,848  6.04 to  6.04    47 1.45% to 1.45%   0.45%    (29.98)% to (29.98)%
DWS Variable Series II
 DWS Dreman High Return Equity VIP
   -- Class B Shares
   2006...............................  54,725 17.22 to 11.91   938 1.45% to 1.85%   1.26%      16.50% to   16.03%
   2005...............................  40,696 14.78 to 14.71   599 1.45% to 1.60%   1.31%       5.96% to    5.80%
   2004...............................  33,493 13.95 to 13.90   466 1.45% to 1.60%   1.10%      11.98% to   11.81%
   2003...............................  22,204 12.46 to 12.44   276 1.45% to 1.60%   1.48%      29.58% to   29.38%
 DWS Dreman Small Mid Cap Value
   VIP -- Class B Shares
   2006...............................  50,721 22.07 to 12.67 1,113 1.45% to 1.85%   0.41%      22.79% to   22.29%
   2005...............................  30,157 17.97 to 17.76   540 1.45% to 1.80%   0.31%       8.19% to    7.81%
   2004...............................  20,944 16.61 to 16.47   347 1.45% to 1.80%   0.28%      23.70% to   23.27%
   2003...............................   3,817 13.43 to 13.36    52 1.45% to 1.80%   0.00%      39.60% to   39.10%
 DWS Technology VIP -- Class B
   Shares
   2006...............................  13,491 15.10 to 10.25   203 1.45% to 1.85%   0.00%     (1.02)% to  (1.42)%
   2005...............................  11,652 15.26 to 15.08   178 1.45% to 1.80%   0.10%       1.77% to    1.41%
   2004...............................   7,514 14.99 to 14.87   112 1.45% to 1.80%   0.00%       0.01% to  (0.35)%
   2003...............................   3,691 14.99 to 14.92    55 1.45% to 1.80%   0.00%      44.07% to   43.56%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2006............................... 815,961 10.91 to 10.43 8,853 1.45% to 2.10%   5.81%       3.98% to    3.29%
   2005............................... 727,191 10.50 to 10.33 7,593 1.45% to 1.80%   4.06%       2.36% to    2.00%
   2004............................... 548,039 10.25 to 10.12 5,599 1.45% to 1.80%   2.76%       1.34% to    0.98%
   2003............................... 116,521 10.12 to 10.07 1,178 1.45% to 1.80%   1.64%       1.47% to    1.11%
 VT Worldwide Health Sciences Fund
   2006............................... 149,625 14.50 to 10.44 2,124 1.45% to 2.10%   0.00%     (1.45)% to  (2.10)%
   2005...............................  77,332 14.72 to 11.78 1,118 1.45% to 1.80%   0.00%       5.48% to    5.11%
   2004...............................  58,737 13.95 to 11.20   803 1.45% to 1.80%   0.00%       4.70% to    4.33%
   2003...............................  20,729 13.33 to 13.27   276 1.45% to 1.80%   0.00%      28.09% to   27.64%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2006...............................   3,497 11.30 to 10.72    39 1.45% to 2.10%   0.00%       4.17% to    3.49%
   2005...............................   1,486 10.85 to 10.80    17 1.45% to 1.70%   0.00%       2.07% to    1.81%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                     Net Assets      Expenses as a  Investment
                                                -------------------- % of Average     Income          Total
                                         Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                        ------- -------------- ----- -------------- ---------- --------------------
Federated Insurance Series
 Federated American Leaders Fund II --
   Primary Shares
   2006................................  41,427 13.42 to 13.42   556 1.40% to 1.40%   2.44%      15.18% to   15.18%
   2005................................  56,133 11.65 to 11.65   654 1.40% to 1.40%   1.54%       3.56% to    3.56%
   2004................................  63,965 11.25 to 11.25   719 1.40% to 1.40%   1.41%       8.24% to    8.24%
   2003................................  64,306 10.39 to 10.39   668 1.40% to 1.40%   1.56%      25.91% to   25.91%
   2002................................  71,618  8.25 to  8.25   591 1.40% to 1.40%   1.22%    (21.33)% to (21.33)%
 Federated Capital Income Fund II
   2006................................  37,074  9.67 to  9.67   359 1.40% to 1.40%   6.00%      14.03% to   14.03%
   2005................................  44,491  8.48 to  8.48   377 1.40% to 1.40%   5.50%       4.80% to    4.80%
   2004................................  58,257  8.09 to  8.09   471 1.40% to 1.40%   4.40%       8.38% to    8.38%
   2003................................  59,546  7.47 to  7.47   445 1.40% to 1.40%   6.45%      18.99% to   18.99%
   2002................................  59,594  6.28 to  6.28   374 1.40% to 1.40%   5.49%    (25.01)% to (25.01)%
 Federated High Income Bond Fund II
   -- Primary Shares
   2006................................  39,819 12.70 to 12.70   506 1.40% to 1.40%   7.91%       9.26% to    9.26%
   2005................................  37,407 11.62 to 11.62   435 1.40% to 1.40%   8.36%       1.23% to    1.23%
   2004................................  34,885 11.48 to 11.48   401 1.40% to 1.40%   7.21%       8.91% to    8.91%
   2003................................  42,992 10.54 to 10.54   453 1.40% to 1.40%   7.69%      20.51% to   20.51%
   2002................................  39,512  8.75 to  8.75   346 1.40% to 1.40%   9.72%     (0.03)% to  (0.03)%
 Federated High Income Bond Fund II
   -- Service Shares
   2006................................ 517,591 13.71 to 10.86 7,095 1.45% to 2.10%   7.69%       8.97% to    8.25%
   2005................................ 369,658 12.81 to 10.05 4,658 1.45% to 1.85%   6.59%       0.79% to    0.44%
   2004................................ 178,884 12.73 to 11.06 2,243 1.45% to 1.80%   6.04%       8.56% to    8.18%
   2003................................ 115,982 11.75 to 11.44 1,344 1.45% to 1.80%   6.55%      20.03% to   19.60%
   2002................................  62,438  9.80 to  9.55   601 1.45% to 1.80%   6.18%     (0.24)% to  (2.16)%
 Federated Kaufmann Fund II --
   Service Shares
   2006................................ 196,003 18.54 to 12.00 3,466 1.45% to 2.10%   0.58%      12.94% to   12.20%
   2005................................ 169,389 16.41 to 12.63 2,662 1.45% to 1.80%   0.00%       9.27% to    8.89%
   2004................................ 117,009 15.02 to 11.59 1,715 1.45% to 1.80%   0.00%      12.82% to   12.42%
   2003................................  30,395 13.31 to 13.28   404 1.45% to 1.80%   0.00%      33.13% to   32.81%
Fidelity(R) Variable Insurance Products
  Fund
 VIP Asset Manager/SM/ Portfolio --
   Initial Class
   2006................................  23,134 12.06 to 12.06   279 1.40% to 1.40%   2.81%       5.82% to    5.82%
   2005................................  26,984 11.40 to 11.40   307 1.40% to 1.40%   2.79%       2.59% to    2.59%
   2004................................  28,918 11.11 to 11.11   321 1.40% to 1.40%   2.59%       3.99% to    3.99%
   2003................................  29,599 10.68 to 10.68   316 1.40% to 1.40%   3.81%      16.33% to   16.33%
   2002................................  36,459  9.18 to  9.18   335 1.40% to 1.40%   3.89%    (10.00)% to (10.00)%
 VIP Asset Manager/SM/ Portfolio --
   Service Class 2
   2006................................ 105,495 11.19 to 10.68 1,146 1.45% to 2.10%   2.33%       5.59% to    4.89%
   2005................................  67,242 10.60 to 10.19   698 1.45% to 2.10%   0.33%       2.28% to    1.87%
   2004................................   1,649 10.36 to 10.35    17 1.45% to 1.60%   0.00%       3.63% to    3.52%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                       Net Assets       Expenses as a  Investment
                                                  --------------------- % of Average     Income          Total
                                          Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                        --------- -------------- ------ -------------- ---------- --------------------
 VIP Balanced Portfolio --
   Service Class 2
   2006................................   108,030 10.43 to 10.36  1,122 1.45% to 2.45%   0.00%       4.30% to    3.60%
 VIP Contrafund(R) Portfolio -- Initial
   Class
   2006................................   185,766 17.27 to 17.27  3,208 1.40% to 1.40%   1.28%      10.16% to   10.16%
   2005................................   216,686 15.68 to 15.68  3,397 1.40% to 1.40%   0.30%      15.31% to   15.31%
   2004................................   211,508 13.60 to 13.60  2,876 1.40% to 1.40%   0.34%      13.86% to   13.86%
   2003................................   230,813 11.94 to 11.94  2,756 1.40% to 1.40%   0.49%      26.67% to   26.67%
   2002................................   266,682  9.43 to  9.43  2,515 1.40% to 1.40%   0.86%    (10.62)% to (10.62)%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2006................................ 1,669,583 15.22 to 11.89 25,289 1.45% to 2.10%   1.07%       9.82% to    9.10%
   2005................................ 1,223,385 14.41 to 13.72 17,192 1.45% to 1.80%   0.10%      14.96% to   14.55%
   2004................................   518,404 12.55 to 11.96  6,394 1.45% to 1.80%   0.15%      13.49% to   13.09%
   2003................................   229,971 11.08 to 10.57  2,509 1.45% to 1.80%   0.22%      26.34% to   25.89%
   2002................................    95,474  8.78 to  8.38    827 1.45% to 1.80%   0.09%    (10.92)% to (12.32)%
 VIP Dynamic Capital Appreciation
   Portfolio -- Service Class 2
   2006................................    13,774 15.77 to 12.36    216 1.45% to 2.10%   0.26%      12.17% to   11.43%
   2005................................    11,160 14.06 to 12.65    157 1.45% to 1.70%   0.00%      18.93% to   18.63%
   2004................................       624 11.82 to 10.67      8 1.45% to 1.70%   0.00%       0.00% to  (0.44)%
 VIP Equity-Income Portfolio --
   Initial Class
   2006................................   124,294 15.19 to 15.19  1,888 1.40% to 1.40%   4.53%      18.52% to   18.52%
   2005................................   172,214 12.82 to 12.82  2,208 1.40% to 1.40%   2.06%       4.39% to    4.39%
   2004................................   187,385 12.28 to 12.28  2,301 1.40% to 1.40%   1.56%       9.97% to    9.97%
   2003................................   197,885 11.17 to 11.17  2,210 1.40% to 1.40%   1.82%      28.51% to   28.51%
   2002................................   205,624  8.69 to  8.69  1,787 1.40% to 1.40%   1.72%    (18.11)% to (18.11)%
 VIP Equity-Income Portfolio --
   Service Class 2
   2006................................   669,782 13.03 to 12.16  8,918 1.45% to 2.10%   4.24%      18.20% to   17.42%
   2005................................   651,537 12.49 to 10.36  7,340 1.45% to 1.85%   1.75%       4.04% to    3.65%
   2004................................   569,801 12.04 to 10.52  6,164 1.45% to 1.80%   1.15%       9.62% to    9.23%
   2003................................   338,487 10.05 to  9.62  3,328 1.45% to 1.80%   0.98%      28.14% to   27.69%
   2002................................   138,178  7.85 to  7.52  1,060 1.45% to 1.80%   0.45%    (18.35)% to (21.60)%
 VIP Growth & Income Portfolio --
   Initial Class
   2006................................    74,507 12.40 to 12.40    924 1.40% to 1.40%   0.96%      11.60% to   11.60%
   2005................................    96,118 11.11 to 11.11  1,068 1.40% to 1.40%   1.52%       6.13% to    6.13%
   2004................................   108,648 10.47 to 10.47  1,138 1.40% to 1.40%   0.90%       4.31% to    4.31%
   2003................................   116,496 10.04 to 10.04  1,169 1.40% to 1.40%   1.18%      22.05% to   22.05%
   2002................................   118,325  8.22 to  8.22    973 1.40% to 1.40%   1.42%    (17.78)% to (17.78)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                    Net Assets       Expenses as a  Investment
                                               --------------------- % of Average     Income          Total
                                        Units    Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                       ------- -------------- ------ -------------- ---------- --------------------
 VIP Growth & Income Portfolio --
   Service Class 2
   2006............................... 296,700 11.58 to 11.93  3,505 1.45% to 2.10%   0.70%      11.22% to   10.49%
   2005............................... 305,237 11.57 to 10.31  3,242 1.45% to 1.80%   1.22%       5.85% to    5.47%
   2004............................... 260,302 10.96 to  9.76  2,615 1.45% to 1.80%   0.56%       3.99% to    3.62%
   2003............................... 127,353  9.89 to  9.41  1,224 1.45% to 1.80%   0.85%      21.66% to   21.22%
   2002...............................  60,081  8.15 to  7.75    478 1.45% to 1.80%   0.29%    (18.05)% to (18.68)%
 VIP Growth Opportunities Portfolio
   -- Initial Class
   2006...............................  46,104  9.06 to  9.06    418 1.40% to 1.40%   0.74%       3.98% to    3.98%
   2005...............................  60,379  8.71 to  8.71    526 1.40% to 1.40%   0.93%       7.37% to    7.37%
   2004...............................  69,551  8.11 to  8.11    564 1.40% to 1.40%   0.56%       5.69% to    5.69%
   2003...............................  91,860  7.68 to  7.68    705 1.40% to 1.40%   0.78%      28.06% to   28.06%
   2002...............................  94,861  5.99 to  5.99    568 1.40% to 1.40%   1.07%    (22.94)% to (22.94)%
 VIP Growth Portfolio -- Initial Class
   2006............................... 101,370 10.90 to 10.90  1,105 1.40% to 1.40%   0.41%       5.36% to    5.36%
   2005............................... 128,725 10.35 to 10.35  1,332 1.40% to 1.40%   0.51%       4.32% to    4.32%
   2004............................... 150,434  9.92 to  9.92  1,492 1.40% to 1.40%   0.27%       1.93% to    1.93%
   2003............................... 167,788  9.73 to  9.73  1,633 1.40% to 1.40%   0.28%      30.99% to   30.99%
   2002............................... 184,088  7.43 to  7.43  1,368 1.40% to 1.40%   0.26%    (31.08)% to (31.08)%
 VIP Growth Portfolio --
   Service Class 2
   2006............................... 221,605  8.85 to 10.82  2,071 1.45% to 2.10%   0.16%       5.03% to    4.34%
   2005............................... 229,870 11.12 to  8.35  2,037 1.45% to 1.85%   0.25%       3.98% to    3.61%
   2004............................... 223,397 10.72 to  8.05  1,914 1.45% to 1.80%   0.11%       1.63% to    1.27%
   2003............................... 134,614  8.88 to  7.93  1,133 1.45% to 1.80%   0.09%      30.62% to   30.16%
   2002...............................  66,439  6.81 to  6.09    421 1.45% to 1.80%   0.04%    (31.31)% to (32.04)%
 VIP Mid Cap Portfolio -- Service
   Class 2
   2006............................... 828,300 22.09 to 12.19 15,885 1.40% to 2.10%   1.17%      10.84% to   10.05%
   2005............................... 727,992 19.93 to 11.09 12,602 1.40% to 1.85%   0.00%      16.37% to   10.86%
   2004............................... 389,465 17.13 to 13.15  5,774 1.40% to 1.80%   0.00%      22.91% to   22.41%
   2003............................... 243,437 13.94 to 11.89  2,946 1.40% to 1.80%   0.21%      39.35% to   35.77%
   2002............................... 151,647  9.05 to  8.76  1,346 1.45% to 1.80%   0.12%    (11.33)% to (12.40)%
 VIP Overseas Portfolio --
   Initial Class
   2006...............................  57,246 14.19 to 14.19    812 1.40% to 1.40%   1.60%      16.43% to   16.43%
   2005...............................  65,193 12.19 to 12.19    794 1.40% to 1.40%   1.18%      17.39% to   17.39%
   2004...............................  73,980 10.38 to 10.38    768 1.40% to 1.40%   1.20%      12.04% to   12.04%
   2003...............................  80,335  9.26 to  9.26    744 1.40% to 1.40%   0.82%      41.37% to   41.37%
   2002...............................  79,406  6.55 to  6.55    520 1.40% to 1.40%   0.78%    (21.40)% to (21.40)%
 VIP Value Strategies Portfolio --
   Service Class 2
   2006...............................  22,966 13.01 to 11.65    298 1.45% to 2.10%   1.92%      14.33% to   13.58%
   2005...............................  23,798 11.38 to 11.33    271 1.45% to 1.70%   0.09%       0.95% to    0.69%
   2004...............................  11,647 11.27 to 11.25    131 1.45% to 1.70%   0.00%      12.74% to   12.55%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                     Net Assets       Expenses as a  Investment
                                                --------------------- % of Average     Income          Total
                                        Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                      --------- -------------- ------ -------------- ---------- -------------------
Franklin Templeton Variable Insurance
  Products Trust
 Franklin Income Securities Fund --
   Class 2 Shares
   2006.............................. 2,999,655 12.13 to 11.29 34,118 1.45% to 2.10%   2.54%     16.53% to   15.76%
   2005..............................   380,704 10.41 to  9.75  3,812 1.45% to 2.10%   0.04%      4.07% to  (2.48)%
 Franklin Large Cap Growth
   Securities Fund -- Class 2 Shares
   2006..............................    82,175 14.27 to 10.90  1,037 1.45% to 1.85%   0.70%      9.29% to    8.85%
   2005..............................    27,455 13.05 to 12.99    358 1.45% to 1.60%   0.57%    (0.40)% to  (0.55)%
   2004..............................    19,546 13.11 to 13.06    255 1.45% to 1.60%   0.43%      6.37% to    6.21%
   2003..............................     7,110 12.32 to 12.30     87 1.45% to 1.60%   0.30%     25.11% to   24.92%
 Mutual Shares Securities Fund --
   Class 2 Shares
   2006..............................   223,286 17.04 to 12.40  3,155 1.45% to 1.85%   1.19%     16.67% to   16.20%
   2005..............................    33,351 14.61 to 14.44    485 1.45% to 1.80%   0.94%      8.96% to    8.57%
   2004..............................    27,794 13.41 to 13.30    371 1.45% to 1.80%   0.78%     11.00% to   10.61%
   2003..............................    11,623 12.08 to 12.02    141 1.45% to 1.80%   0.50%     23.33% to   22.90%
 Templeton Foreign Securities Fund
   -- Class 1 Shares
   2006..............................     9,537 13.37 to 13.37    127 1.40% to 1.40%   1.46%     20.00% to   20.00%
   2005..............................     3,684 11.14 to 11.14     41 1.40% to 1.40%   1.40%      8.94% to    8.94%
 Templeton Foreign Securities Fund
   -- Class 2 Shares
   2006..............................   190,711 18.93 to 12.96  3,124 1.45% to 1.85%   1.19%     19.69% to   19.20%
   2005..............................    90,508 15.82 to 15.63  1,424 1.45% to 1.80%   1.14%      8.58% to    8.19%
   2004..............................    78,991 14.57 to 14.45  1,147 1.45% to 1.80%   1.06%     16.81% to   16.40%
   2003..............................    44,437 12.47 to 12.41    553 1.45% to 1.80%   0.05%     30.30% to   29.84%
 Templeton Global Asset Allocation
   Fund -- Class 2 Shares
   2006..............................    30,427 18.24 to 12.29    553 1.45% to 1.85%   6.66%     19.36% to   18.88%
   2005..............................    24,283 15.28 to 15.10    370 1.45% to 1.80%   2.78%      2.06% to    1.70%
   2004..............................     8,402 14.97 to 14.85    125 1.45% to 1.80%   2.89%     14.04% to   13.64%
   2003..............................     2,370 13.13 to 13.07     32 1.45% to 1.80%   1.27%     30.04% to   29.58%
 Templeton Global Income Securities
   Fund -- Class 1 Shares
   2006..............................    16,256 10.82 to 10.82    176 1.40% to 1.40%   3.20%     11.56% to   11.56%
   2005..............................    22,046   9.70 to 9.70    214 1.40% to 1.40%   2.36%    (4.27)% to  (4.27)%
   2004..............................       395 10.13 to 10.13      4 1.40% to 1.40%   0.00%      1.28% to    1.28%
 Templeton Growth Securities Fund
   -- Class 2 Shares
   2006..............................    40,008 11.05 to 10.98    442 1.45% to 2.45%   0.33%     10.55% to    9.80%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                            Net Assets       Expenses as a  Investment
                                       --------------------- % of Average     Income          Total
                               Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                             --------- -------------- ------ -------------- ---------- --------------------
GE Investments Funds, Inc.
 Income Fund
   2006.....................   571,907 13.54 to 10.19  6,423 1.40% to 2.10%   6.48%       2.92% to    2.18%
   2005.....................   347,018 13.15 to 10.21  3,986 1.40% to 1.80%   4.97%       0.61% to    0.21%
   2004.....................   361,702 13.07 to 10.18  4,152 1.40% to 1.80%   5.88%       1.97% to    1.56%
   2003.....................   230,598 12.82 to 10.81  2,692 1.40% to 1.80%   6.61%       2.15% to    1.73%
   2002.....................   145,082 12.55 to 10.62  1,811 1.40% to 1.80%   3.28%       8.35% to  (6.47)%
 International Equity Fund
   2006.....................    14,355 13.72 to 13.72    197 1.40% to 1.40%   1.10%      22.95% to   22.95%
   2005.....................    15,925 11.16 to 11.16    178 1.40% to 1.40%   1.03%      16.55% to   16.55%
   2004.....................    22,411  9.57 to  9.57    215 1.40% to 1.40%   1.06%      14.23% to   14.23%
   2003.....................    26,855  8.38 to  8.38    225 1.40% to 1.40%   0.86%      35.98% to   35.98%
   2002.....................    33,523  6.16 to  6.16    207 1.40% to 1.40%   1.00%    (24.90)% to (24.90)%
 Mid-Cap Equity Fund
   2006.....................   376,443 17.79 to 11.12  5,515 1.40% to 2.10%   1.52%       6.89% to    6.13%
   2005.....................   406,786 16.64 to 10.49  5,654 1.40% to 1.85%   2.60%      10.18% to    4.91%
   2004.....................   386,807 15.11 to 11.91  4,924 1.40% to 1.80%   1.12%      14.40% to   13.94%
   2003.....................   348,239 13.21 to 10.45  3,932 1.40% to 1.80%   1.57%      31.08% to   30.55%
   2002.....................   266,312 10.07 to  8.01  2,316 1.40% to 1.80%   1.07%    (14.97)% to (19.94)%
 Money Market Fund
   2006..................... 6,001,548 11.69 to 10.30  9,298 1.40% to 2.10%   4.54%       3.17% to    2.43%
   2005..................... 4,481,391 11.33 to  0.99  6,895 1.40% to 1.85%   2.76%       1.37% to    0.69%
   2004..................... 3,989,644 11.18 to  0.98  6,254 1.40% to 1.80%   1.00%     (0.46)% to  (0.86)%
   2003..................... 2,334,195 11.23 to  0.99  4,517 1.40% to 1.80%   0.79%     (0.63)% to  (1.03)%
   2002..................... 2,032,698 11.30 to  1.00  6,587 1.40% to 1.80%   1.43%       0.06% to  (0.33)%
 Premier Growth Equity Fund
   2006.....................   240,727  9.83 to 10.72  2,512 1.40% to 2.10%   0.41%       7.55% to    6.78%
   2005.....................   293,875 11.13 to  9.14  2,829 1.40% to 1.80%   0.37%     (0.12)% to  (0.53)%
   2004.....................   308,207 11.17 to  9.15  2,920 1.40% to 1.80%   0.65%       5.53% to    5.11%
   2003.....................   298,708  9.64 to  8.67  2,661 1.40% to 1.80%   0.19%      27.11% to   26.60%
   2002.....................   280,533  7.60 to  6.82  1,940 1.40% to 1.80%   0.05%    (22.12)% to (24.13)%
 Real Estate Securities Fund
   2006.....................   197,475 31.69 to 13.26  4,802 1.40% to 2.10%   2.92%      31.17% to   30.24%
   2005.....................   191,031 24.16 to 14.85  3,569 1.40% to 1.80%   6.63%      10.22% to    9.78%
   2004.....................   137,678 21.92 to 13.51  2,430 1.40% to 1.80%   6.94%      30.51% to   29.99%
   2003.....................    74,748 16.79 to 12.46  1,082 1.40% to 1.80%   9.97%      35.46% to   24.62%
   2002.....................    21,508 12.40 to 12.40    267 1.40% to 1.40%   3.47%     (2.73)% to  (2.73)%
 S&P 500(R) Index Fund
   2006..................... 3,485,365 12.17 to 11.52 40,507 1.40% to 2.10%   1.68%      13.82% to   13.01%
   2005..................... 3,620,472 11.98 to  9.85 37,084 1.40% to 1.80%   1.73%       3.05% to    2.63%
   2004..................... 3,112,538 11.66 to  9.58 31,124 1.40% to 1.80%   2.03%       8.91% to    8.47%
   2003..................... 2,052,888  9.53 to  8.82 18,994 1.40% to 1.80%   1.60%      26.48% to   25.97%
   2002..................... 1,561,703  7.54 to  6.99 11,421 1.40% to 1.80%   1.64%    (23.45)% to (24.75)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                    Net Assets       Expenses as a  Investment
                                               --------------------- % of Average     Income          Total
                                       Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                     --------- -------------- ------ -------------- ---------- --------------------
 Small-Cap Equity Fund
   2006.............................   427,366 17.58 to 11.25  6,337 1.40% to 2.10%   0.78%      11.69% to   10.89%
   2005.............................   412,644 15.74 to 12.45  5,519 1.40% to 1.80%   1.09%       8.00% to    7.57%
   2004.............................   380,119 14.57 to 11.57  4,710 1.40% to 1.80%   5.83%      13.53% to   13.08%
   2003.............................   351,784 12.83 to 10.23  3,857 1.40% to 1.80%   0.08%      28.33% to   21.88%
   2002.............................   226,942  9.12 to  8.40  2,023 1.45% to 1.80%   0.45%      16.03% to (15.89)%
 Total Return Fund -- Class 1 shares
   2006............................. 2,336,793 14.89 to 11.44 30,823 1.40% to 2.10%   1.96%      12.16% to   11.37%
   2005............................. 1,810,784 13.28 to 10.27 21,850 1.40% to 2.10%   2.28%       2.80% to    1.81%
   2004.............................   728,066 12.99 to 11.21  8,902 1.40% to 1.80%   2.48%      10.33% to    6.24%
   2003.............................   130,149 12.18 to 11.41  1,538 1.40% to 1.80%   1.76%      18.63% to   14.09%
   2002.............................    77,826 10.26 to 10.26    798 1.40% to 1.40%   2.10%    (10.58)% to (10.58)%
 Total Return Fund -- Class 3 shares
   2006............................. 2,539,286 10.62 to 10.55 26,848 1.40% to 2.45%   4.45%       6.24% to    5.49%
 U.S. Equity Fund
   2006.............................   237,436 13.25 to 11.47  2,860 1.40% to 2.10%   1.37%      14.50% to   13.69%
   2005.............................   283,750 11.57 to  9.53  3,031 1.40% to 1.80%   1.08%       1.08% to    0.67%
   2004.............................   340,993 11.45 to  9.46  3,690 1.40% to 1.80%   1.35%       6.65% to    6.22%
   2003.............................   347,925 10.74 to  8.89  3,554 1.40% to 1.80%   0.93%      21.55% to   21.06%
   2002.............................   353,675  8.83 to  7.33  2,994 1.40% to 1.80%   0.88%    (20.39)% to (22.26)%
 Value Equity Fund
   2006.............................   179,951 11.71 to 11.74  2,167 1.45% to 2.10%   1.85%      16.15% to   15.38%
   2005.............................   179,238 11.83 to  9.99  1,863 1.45% to 1.80%   1.29%       2.56% to    2.19%
   2004.............................   162,869 11.56 to  9.76  1,657 1.45% to 1.80%   1.31%       7.98% to    7.60%
   2003.............................   135,429  9.62 to  9.06  1,275 1.45% to 1.80%   1.85%      22.26% to   21.82%
   2002.............................    81,570  7.88 to  7.42    622 1.45% to 1.80%   1.41%    (18.76)% to (21.31)%
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Growth and Income
   Fund
   2006.............................    25,952 12.96 to 12.96    336 1.40% to 1.40%   1.42%      20.92% to   20.92%
   2005.............................    48,438 10.72 to 10.72    519 1.40% to 1.40%   1.67%       2.48% to    2.48%
   2004.............................    47,728 10.46 to 10.46    499 1.40% to 1.40%   1.57%      17.13% to   17.13%
   2003.............................    50,734  8.93 to  8.93    453 1.40% to 1.40%   1.45%      22.62% to   22.62%
   2002.............................    43,415  7.28 to  7.28    316 1.40% to 1.40%   1.41%    (12.58)% to (12.58)%
 Goldman Sachs Mid Cap Value
   Fund
   2006.............................   121,653 25.25 to 11.66  2,488 1.40% to 2.10%   2.89%      14.54% to   13.73%
   2005.............................   118,616 22.04 to 10.27  2,311 1.40% to 1.85%   3.15%      13.89% to    2.67%
   2004.............................    95,801 19.81 to 19.81  1,898 1.40% to 1.40%   4.39%      24.12% to   24.12%
   2003.............................   106,801 15.96 to 15.96  1,705 1.40% to 1.40%   0.91%      26.60% to   26.60%
   2002.............................   111,631 12.61 to 12.61  1,408 1.40% to 1.40%   0.94%     (6.03)% to  (6.03)%
J.P. Morgan Series Trust II
 Bond Portfolio
   2006.............................   178,097 11.13 to 10.23  1,970 1.45% to 1.85%   4.13%       2.63% to    2.22%
   2005.............................   174,160 10.85 to 10.72  1,880 1.45% to 1.80%   4.36%       1.32% to    0.97%
   2004.............................   119,093 10.71 to 10.62  1,271 1.45% to 1.80%   3.39%       2.78% to    2.41%
   2003.............................    31,821 10.42 to 10.37    331 1.45% to 1.80%   0.63%       2.21% to    1.85%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                       Net Assets      Expenses as a  Investment
                                                  -------------------- % of Average     Income          Total
                                           Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                          ------- -------------- ----- -------------- ---------- --------------------
 International Equity Portfolio
   2006..................................  18,670 19.73 to 13.29   365 1.45% to 1.85%   0.75%      20.27% to   19.79%
   2005..................................  10,475 16.40 to 16.21   171 1.45% to 1.80%   0.72%       9.09% to    8.71%
   2004..................................   6,873 14.98 to 14.91   102 1.60% to 1.80%   0.48%      16.48% to   16.24%
   2003..................................   1,923 12.86 to 12.83    24 1.60% to 1.80%   0.00%      30.33% to   30.06%
 Mid Cap Value Portfolio
   2006.................................. 189,170 19.20 to 11.55 3,600 1.45% to 1.85%   1.75%      15.15% to   14.68%
   2005.................................. 186,166 16.67 to 16.48 3,090 1.45% to 1.80%   0.96%       7.63% to    7.25%
   2004.................................. 141,948 15.49 to 15.36 2,191 1.45% to 1.80%   0.56%      19.30% to   18.88%
   2003..................................  64,936 12.98 to 12.92   842 1.45% to 1.80%   0.31%      27.75% to   27.30%
   2002..................................     152 10.16 to 10.16     2 1.45% to 1.45%   0.00%     (1.63)% to  (1.63)%
 Small Company Portfolio
   2006..................................  25,985 18.65 to 11.24   482 1.45% to 1.85%   0.78%      13.34% to   12.88%
   2005..................................  27,264 16.45 to 16.26   446 1.45% to 1.80%   0.00%       1.92% to    1.56%
   2004..................................  22,184 16.14 to 16.01   358 1.45% to 1.80%   0.00%      25.33% to   24.88%
   2003..................................   7,495 12.88 to 12.82    96 1.45% to 1.80%   0.00%      34.01% to   33.53%
 U.S. Large Cap Core Equity Portfolio
   2006..................................  12,949 15.35 to 11.50   197 1.45% to 1.85%   1.01%      14.89% to   14.42%
   2005..................................  13,739 13.36 to 13.21   182 1.45% to 1.80%   1.17%     (0.12)% to  (0.47)%
   2004..................................  12,717 13.38 to 13.27   169 1.45% to 1.80%   0.83%       7.90% to    0.00%
   2003..................................   4,374 12.40 to 12.37    54 1.45% to 1.60%   0.00%      26.28% to   26.09%
Janus Aspen Series
 Balanced Portfolio -- Institutional
   Shares
   2006.................................. 193,839 16.34 to 16.34 3,168 1.40% to 1.40%   1.99%       9.17% to    9.17%
   2005.................................. 280,281 14.97 to 14.97 4,195 1.40% to 1.40%   2.20%       6.45% to    6.45%
   2004.................................. 349,565 14.06 to 14.06 4,916 1.40% to 1.40%   2.20%       7.01% to    7.01%
   2003.................................. 390,966 13.14 to 13.14 5,138 1.40% to 1.40%   2.19%      12.46% to   12.46%
   2002.................................. 436,123 11.69 to 11.69 5,098 1.40% to 1.40%   2.41%     (7.75)% to  (7.75)%
 Balanced Portfolio -- Service Shares
   2006.................................. 535,990 12.34 to 11.22 6,602 1.45% to 2.10%   1.97%       8.82% to    8.10%
   2005.................................. 514,022 11.66 to 10.38 5,855 1.45% to 2.10%   2.07%       6.10% to    3.81%
   2004.................................. 526,294 11.02 to 10.61 5,668 1.45% to 1.80%   2.34%       6.72% to    6.34%
   2003.................................. 472,214 10.17 to  9.96 4,769 1.45% to 1.80%   1.98%      12.07% to   11.68%
   2002.................................. 341,920  9.09 to  8.91 3,082 1.45% to 1.80%   2.58%     (8.03)% to  (9.26)%
 Flexible Bond Portfolio -- Institutional
   Shares
   2006..................................  22,072 13.81 to 13.81   305 1.40% to 1.40%   4.71%       2.76% to    2.76%
   2005..................................  27,043 13.44 to 13.44   363 1.40% to 1.40%   5.40%       0.58% to    0.58%
   2004..................................  29,300 13.36 to 13.36   391 1.40% to 1.40%   5.70%       2.51% to    2.51%
   2003..................................  32,282 13.03 to 13.03   421 1.40% to 1.40%   4.80%       4.91% to    4.91%
   2002..................................  34,323 12.42 to 12.42   426 1.40% to 1.40%   5.07%       8.93% to    8.93%
 Forty Portfolio -- Institutional Shares
   2006.................................. 187,346 16.26 to 16.26 3,047 1.40% to 1.40%   0.33%       7.82% to    7.82%
   2005.................................. 253,827 15.08 to 15.08 3,828 1.40% to 1.40%   0.21%      11.27% to   11.27%
   2004.................................. 283,037 13.55 to 13.55 3,836 1.40% to 1.40%   0.25%      16.57% to   16.57%
   2003.................................. 298,587 11.63 to 11.63 3,472 1.40% to 1.40%   0.48%      18.85% to   18.85%
   2002.................................. 326,788  9.78 to  9.78 3,196 1.40% to 1.40%   0.56%    (16.85)% to (16.85)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                Net Assets      Expenses as a  Investment
                                           -------------------- % of Average     Income          Total
                                    Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                   ------- -------------- ----- -------------- ---------- --------------------
 Forty Portfolio -- Service Shares
   2006........................... 162,268 11.68 to 11.15 1,844 1.45% to 2.10%   0.20%       7.54% to    6.83%
   2005...........................  56,708 12.82 to 10.76   627 1.45% to 1.80%   0.01%      10.93% to   10.54%
   2004...........................  50,273 11.58 to  9.72   504 1.45% to 1.80%   0.03%      16.26% to   15.85%
   2003...........................  26,887  9.97 to  8.38   235 1.45% to 1.80%   0.28%      18.49% to   18.07%
   2002...........................  22,881  8.41 to  7.08   167 1.45% to 1.80%   0.35%    (15.86)% to (17.32)%
 Global Life Sciences Portfolio --
   Service Shares
   2006...........................  14,199 11.49 to 12.13   166 1.45% to 1.80%   0.00%       4.80% to    4.42%
   2005...........................  15,363 11.71 to 10.86   171 1.45% to 1.80%   0.00%      10.70% to   10.31%
   2004...........................  15,691 10.59 to  9.83   158 1.45% to 1.80%   0.00%      12.57% to   12.17%
   2003...........................  19,251  9.42 to  8.75   171 1.45% to 1.80%   0.00%      24.36% to   23.92%
   2002...........................  13,363  7.59 to  7.05    96 1.45% to 1.80%   0.00%    (24.11)% to (30.71)%
 Global Technology Portfolio --
   Service Shares
   2006...........................   7,179  7.72 to  9.81    67 1.45% to 1.80%   0.00%       6.27% to    5.89%
   2005...........................   8,241  9.33 to  7.20    72 1.45% to 1.80%   0.00%       9.94% to    9.55%
   2004...........................  10,494  8.50 to  6.56    83 1.45% to 1.80%   0.00%     (0.89)% to  (1.24)%
   2003...........................  10,145  8.59 to  6.63    78 1.45% to 1.80%   0.00%      44.35% to   43.84%
   2002...........................  14,030  5.96 to  4.60    76 1.45% to 1.80%   0.00%    (40.39)% to (41.91)%
 International Growth Portfolio --
   Institutional Shares
   2006...........................  80,323 22.70 to 22.70 1,823 1.40% to 1.40%   1.86%      44.97% to   44.97%
   2005........................... 113,239 15.66 to 15.66 1,773 1.40% to 1.40%   1.20%      30.45% to   30.45%
   2004........................... 124,062 12.00 to 12.00 1,489 1.40% to 1.40%   0.91%      17.28% to   17.28%
   2003........................... 130,958 10.23 to 10.23 1,340 1.40% to 1.40%   1.23%      33.03% to   33.03%
   2002........................... 138,128  7.69 to  7.69 1,062 1.40% to 1.40%   0.85%    (26.63)% to (26.63)%
 International Growth Portfolio --
   Service Shares
   2006...........................  61,529 18.24 to 17.84 1,214 1.45% to 2.10%   1.85%      44.51% to   43.56%
   2005...........................  71,241 16.64 to 12.50   975 1.45% to 1.80%   1.08%      30.03% to   29.57%
   2004...........................  78,224 12.83 to  9.64   825 1.45% to 1.80%   0.93%      16.97% to   16.55%
   2003...........................  58,962  9.71 to  8.25   541 1.45% to 1.80%   1.00%      32.58% to   32.11%
   2002...........................  17,157  7.33 to  6.24   116 1.45% to 1.80%   0.64%      26.79% to (26.98)%
 Large Cap Growth Portfolio --
   Institutional Shares
   2006........................... 157,207 10.85 to 10.85 1,706 1.40% to 1.40%   0.46%       9.82% to    9.82%
   2005........................... 202,244  9.88 to  9.88 1,999 1.40% to 1.40%   0.34%       2.83% to    2.83%
   2004........................... 221,060  9.61 to  9.61 2,125 1.40% to 1.40%   0.14%       3.05% to    3.05%
   2003........................... 239,349  9.33 to  9.33 2,232 1.40% to 1.40%   0.09%      29.89% to   29.89%
   2002........................... 267,105  7.18 to  7.18 1,918 1.40% to 1.40%   0.00%    (27.54)% to (27.54)%
 Large Cap Growth Portfolio --
   Service Shares
   2006...........................  36,152  8.75 to 10.41   325 1.45% to 1.80%   0.27%       9.53% to    9.14%
   2005...........................  40,342  9.61 to  7.92   335 1.45% to 1.80%   0.13%       2.51% to    2.15%
   2004...........................  44,074  9.39 to  7.74   361 1.45% to 1.80%   0.00%       2.69% to    2.33%
   2003...........................  46,103  9.16 to  7.55   370 1.45% to 1.80%   0.00%      29.59% to   29.13%
   2002...........................  32,679  7.08 to  5.84   201 1.45% to 1.80%   0.00%    (27.79)% to (29.93)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                   Net Assets      Expenses as a  Investment
                                              -------------------- % of Average     Income          Total
                                       Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                      ------- -------------- ----- -------------- ---------- --------------------
 Mid Cap Growth Portfolio --
   Institutional Shares
   2006.............................. 178,962 14.39 to 14.39 2,575 1.40% to 1.40%   0.00%      12.03% to   12.03%
   2005.............................. 254,013 12.84 to 12.84 3,262 1.40% to 1.40%   0.00%      10.74% to   10.74%
   2004.............................. 283,191 11.60 to 11.60 3,284 1.40% to 1.40%   0.00%      19.06% to   19.06%
   2003.............................. 312,231  9.74 to  9.74 3,041 1.40% to 1.40%   0.00%      33.22% to   33.22%
   2002.............................. 322,388  7.31 to  7.31 2,357 1.40% to 1.40%   0.00%    (28.94)% to (28.94)%
 Mid Cap Growth Portfolio --
   Service Shares
   2006..............................  30,009 10.84 to 14.82   355 1.45% to 1.80%   0.00%      11.67% to   11.27%
   2005..............................  31,390 13.42 to  9.62   335 1.45% to 1.80%   0.00%      10.41% to   10.02%
   2004..............................  41,831 12.17 to  8.73   394 1.45% to 1.80%   0.00%      18.73% to   18.31%
   2003..............................  33,173 10.27 to  7.37   266 1.45% to 1.80%   0.00%      32.81% to   32.34%
   2002..............................  27,943  7.74 to  5.56   171 1.45% to 1.80%   0.00%    (22.58)% to (29.31)%
 Worldwide Growth Portfolio --
   Institutional Shares
   2006.............................. 153,878 11.54 to 11.54 1,776 1.40% to 1.40%   1.71%      16.56% to   16.56%
   2005.............................. 195,583  9.90 to  9.90 1,937 1.40% to 1.40%   1.37%       4.39% to    4.39%
   2004.............................. 214,028  9.49 to  9.49 2,030 1.40% to 1.40%   1.02%       3.31% to    3.31%
   2003.............................. 224,455  9.18 to  9.18 2,061 1.40% to 1.40%   1.09%      22.26% to   22.26%
   2002.............................. 258,634  7.51 to  7.51 1,942 1.40% to 1.40%   0.86%    (26.54)% to (26.54)%
 Worldwide Growth Portfolio --
   Service Shares
   2006..............................  62,163  9.49 to 10.97   634 1.45% to 1.80%   1.59%      16.23% to   15.82%
   2005..............................  81,215  9.54 to  8.09   722 1.45% to 1.80%   1.26%       4.04% to    3.67%
   2004..............................  79,183  9.19 to  7.79   675 1.45% to 1.80%   0.89%       3.01% to    2.65%
   2003..............................  89,207  8.93 to  7.58   741 1.45% to 1.80%   0.91%      21.89% to   21.46%
   2002..............................  72,198  7.34 to  6.23   493 1.45% to 1.80%   0.76%    (26.60)% to (26.94)%
JPMorgan Insurance Trust
 JPMorgan InsuranceTrust Balanced
   Portfolio 1
   2006..............................     733 10.71 to 10.66     8 1.45% to 2.20%   0.00%       7.14% to    6.59%
 JPMorgan Insurance Trust Core Bond
   Portfolio 1
   2006..............................  84,908 10.44 to 10.39   883 1.45% to 2.20%   0.00%       4.40% to    3.87%
 JPMorgan Insurance Trust Diversified
   Mid Cap Growth Portfolio 1
   2006..............................     229 10.00 to  9.95     2 1.45% to 2.20%   0.00%       0.02% to  (0.48)%
 JPMorgan Insurance Trust Government
   Bond Portfolio 1
   2006..............................  82,767 10.44 to 10.39   861 1.45% to 2.20%   0.00%       4.44% to    3.92%
 JPMorgan Insurance Trust Intrepid
   Mid Cap Portfolio 1
   2006..............................   6,621 10.28 to 10.23    68 1.45% to 2.20%   0.00%       2.79% to    2.27%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                    Net Assets      Expenses as a  Investment
                                               -------------------- % of Average     Income          Total
                                        Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                        ------ -------------- ----- -------------- ---------- --------------------
Legg Mason Partners Variable
  Portfolios I, Inc.
 Legg Mason Partners Variable All Cap
   Portfolio -- Class II
   2006................................ 38,949 16.36 to 11.86   596 1.45% to 2.10%   1.39%      16.17% to   15.41%
   2005................................ 36,647 14.08 to 10.28   476 1.45% to 1.85%   0.77%       2.85% to    1.96%
   2004................................ 22,865 13.77 to 11.41   299 1.45% to 1.70%   0.31%       6.51% to    6.24%
   2003................................  2,967 12.93 to 12.92    38 1.45% to 1.60%   0.00%      29.33% to   29.20%
 Legg Mason Partners Variable Investors
   Portfolio -- Class I
   2006................................ 15,149 14.83 to 14.83   225 1.40% to 1.40%   1.59%      16.61% to   16.61%
   2005................................ 17,059 12.72 to 12.72   217 1.40% to 1.40%   1.20%       5.04% to    5.04%
   2004................................ 17,775 12.11 to 12.11   215 1.40% to 1.40%   1.43%       8.83% to    8.83%
   2003................................ 18,400 11.12 to 11.12   205 1.40% to 1.40%   1.45%      30.48% to   30.48%
   2002................................ 21,504  8.53 to  8.53   183 1.40% to 1.40%   1.06%    (24.13)% to (24.13)%
 Legg Mason Partners Variable Strategic
   Bond Portfolio -- Class I
   2006................................ 13,982 14.70 to 14.70   206 1.40% to 1.40%   4.86%       3.56% to    3.56%
   2005................................ 22,548 14.20 to 14.20   320 1.40% to 1.40%   6.17%       1.04% to    1.04%
   2004................................ 21,371 14.05 to 14.05   300 1.40% to 1.40%   4.63%       5.15% to    5.15%
   2003................................ 27,243 13.36 to 13.36   364 1.40% to 1.40%   7.70%      11.65% to   11.65%
   2002................................ 22,522 11.97 to 11.97   270 1.40% to 1.40%   5.70%       7.32% to    7.32%
 Legg Mason Partners Variable Total
   Return Portfolio -- Class I
   2006................................  9,139 13.49 to 13.49   123 1.40% to 1.40%   1.84%      10.99% to   10.99%
   2005................................ 12,380 12.15 to 12.15   150 1.40% to 1.40%   2.19%       1.88% to    1.88%
   2004................................ 11,632 11.93 to 11.93   139 1.40% to 1.40%   2.20%       7.21% to    7.21%
   2003................................ 10,899 11.13 to 11.13   121 1.40% to 1.40%   1.64%      14.30% to   14.30%
   2002................................ 14,344  9.74 to  9.74   140 1.40% to 1.40%   1.93%     (8.17)% to  (8.17)%
 Legg Mason Partners Variable Total
   Return Portfolio -- Class II
   2006................................ 45,209 11.69 to 11.16   502 1.45% to 2.10%   3.43%      10.63% to    9.91%
   2005................................  6,313 10.17 to 10.15    64 1.85% to 2.10%   2.96%       1.65% to    1.54%
Legg Mason Partners Variable
  Portfolios II
 Legg Mason Partners Variable
   Aggressive Growth Portfolio --
   Class II
   2006................................ 81,172 15.90 to 11.65 1,200 1.45% to 2.10%   0.00%       9.14% to    8.43%
   2005................................ 27,586 14.57 to 12.46   396 1.45% to 1.80%   0.00%       8.06% to    7.68%
   2004................................ 15,176 13.48 to 11.56   203 1.45% to 1.80%   0.00%       7.21% to    6.83%
   2003................................  2,529 12.56 to 12.54    32 1.60% to 1.80%   0.00%      25.61% to   25.44%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                       Net Assets      Expenses as a  Investment
                                                  -------------------- % of Average     Income          Total
                                           Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                          ------- -------------- ----- -------------- ---------- --------------------
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series
   -- Service Class Shares
   2006.................................. 267,531  8.72 to 10.75 2,506 1.45% to 2.10%   0.00%       5.75% to    5.06%
   2005.................................. 268,191 11.54 to  8.17 2,395 1.45% to 1.85%   0.14%       2.72% to    2.36%
   2004.................................. 237,223 11.26 to  7.97 2,076 1.45% to 1.80%   0.00%       7.40% to    7.02%
   2003.................................. 168,246  8.73 to  7.44 1,370 1.45% to 1.80%   0.00%      20.83% to   20.40%
   2002.................................. 110,527  7.24 to  6.17   741 1.45% to 1.80%   0.00%    (27.61)% to (28.91)%
 MFS(R) Investors Trust Series -- Service
   Class Shares
   2006.................................. 331,356 10.77 to 11.48 3,735 1.45% to 2.10%   0.27%      11.06% to   10.33%
   2005.................................. 375,666 12.27 to  9.61 3,829 1.45% to 1.80%   0.29%       5.48% to    5.10%
   2004.................................. 272,593 11.66 to  9.13 2,679 1.45% to 1.80%   0.37%       9.51% to    9.13%
   2003.................................. 136,000  9.23 to  8.35 1,224 1.45% to 1.80%   0.47%      20.07% to   19.64%
   2002..................................  65,203  7.70 to  6.97   486 1.45% to 1.80%   0.31%    (22.30)% to (23.17)%
 MFS(R) New Discovery Series --
   Service Class Shares
   2006.................................. 111,171 15.39 to 11.59 1,184 1.40% to 2.10%   0.00%      11.36% to   10.56%
   2005.................................. 106,441 13.82 to  9.21 1,023 1.40% to 1.80%   0.00%       3.57% to    3.15%
   2004.................................. 107,420 13.34 to  8.91 1,000 1.40% to 1.80%   0.00%       4.72% to    4.30%
   2003..................................  79,120 12.74 to  8.53   718 1.40% to 1.80%   0.00%      31.50% to   27.40%
   2002..................................  19,776  6.83 to  6.50   131 1.45% to 1.80%   0.00%    (31.66)% to (32.93)%
 MFS(R) Strategic Income Series --
   Service Class Shares
   2006..................................  57,222 12.42 to 10.41   707 1.45% to 1.85%   5.32%       4.85% to    4.43%
   2005..................................  47,786 11.84 to 11.70   564 1.45% to 1.80%   5.25%       0.15% to  (0.20)%
   2004..................................  20,000 11.82 to 11.73   236 1.45% to 1.80%   4.11%       5.98% to    5.61%
   2003..................................   8,082 11.16 to 11.10    91 1.45% to 1.80%   0.00%       8.50% to    8.12%
 MFS(R) Total Return Series --
   Service Class Shares
   2006.................................. 663,906 13.95 to 10.95 7,790 1.45% to 2.10%   2.57%      10.01% to    9.29%
   2005.................................. 364,230 12.68 to 10.02 3,960 1.45% to 2.10%   1.60%       3.13% to    0.22%
   2004..................................  53,407 12.54 to 12.44   668 1.45% to 1.80%   0.99%       9.42% to    9.03%
   2003..................................  17,846 11.46 to 11.41   204 1.45% to 1.80%   0.36%      14.32% to   13.92%
   2002..................................     152 10.03 to 10.03     2 1.45% to 1.45%   0.00%     (0.27)% to  (0.27)%
 MFS(R) Utilities Series --
   Service Class Shares
   2006.................................. 228,573 15.24 to 13.56 4,011 1.45% to 2.10%   1.75%      29.07% to   28.22%
   2005.................................. 148,613 15.97 to 11.69 2,009 1.45% to 1.80%   0.46%      14.89% to   14.48%
   2004.................................. 108,178 13.93 to 10.20 1,254 1.45% to 1.80%   1.14%      27.96% to   27.51%
   2003..................................  71,445 10.65 to  7.99   603 1.45% to 1.80%   2.09%      33.61% to   33.13%
   2002..................................  54,698  7.99 to  5.99   339 1.45% to 1.80%   2.08%    (20.14)% to (24.17)%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                Net Assets      Expenses as a  Investment
                                           -------------------- % of Average     Income          Total
                                    Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                   ------- -------------- ----- -------------- ---------- --------------------
Old Mutual Insurance Series Fund
 Old Mutual Growth II Portfolio
   2006...........................  22,942  9.95 to  9.95   228 1.40% to 1.40%   0.00%       5.70% to    5.70%
   2005...........................  28,923  9.41 to  9.41   272 1.40% to 1.40%   0.00%       9.80% to    9.80%
   2004...........................  34,223  8.57 to  8.57   293 1.40% to 1.40%   0.00%       5.12% to    5.12%
   2003...........................  41,548  8.15 to  8.15   339 1.40% to 1.40%   0.00%      23.95% to   23.95%
   2002...........................  52,036  6.58 to  6.58   342 1.40% to 1.40%   0.00%    (31.40)% to (31.40)%
 Old Mutual Large Cap Growth
   Portfolio
   2006...........................  42,161 12.38 to 12.38   522 1.40% to 1.40%   0.00%       4.07% to    4.07%
   2005...........................  48,229 11.89 to 11.89   574 1.40% to 1.40%   0.00%       3.10% to    3.10%
   2004...........................  60,955 11.53 to 11.53   703 1.40% to 1.40%   0.00%       7.42% to    7.42%
   2003...........................  66,435 10.74 to 10.74   713 1.40% to 1.40%   0.00%      29.36% to   29.36%
   2002...........................  73,913  8.30 to  8.30   613 1.40% to 1.40%   0.00%    (30.31)% to (30.31)%
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA
   2006...........................  60,908 15.37 to 15.37   936 1.40% to 1.40%   2.69%       9.60% to    9.60%
   2005...........................  63,804 14.02 to 14.02   895 1.40% to 1.40%   1.75%       2.44% to    2.44%
   2004...........................  65,972 13.69 to 13.69   903 1.40% to 1.40%   1.04%       8.56% to    8.56%
   2003...........................  68,551 12.61 to 12.61   864 1.40% to 1.40%   3.08%      23.21% to   23.21%
   2002...........................  88,780 10.23 to 10.23   908 1.40% to 1.40%   3.37%    (11.65)% to (11.65)%
 Oppenheimer Balanced Fund/VA --
   Service Shares
   2006........................... 289,515 12.22 to 10.88 3,362 1.45% to 2.10%   1.92%       9.25% to    8.54%
   2005........................... 116,613 11.19 to 10.02 1,277 1.45% to 2.10%   1.12%       2.17% to    0.23%
   2004...........................  21,182 10.95 to 10.92   231 1.45% to 1.80%   0.00%       9.49% to    9.23%
 Oppenheimer Capital Appreciation
   Fund/VA
   2006...........................  76,363 13.43 to 13.43 1,025 1.40% to 1.40%   0.40%       6.44% to    6.44%
   2005...........................  95,109 12.61 to 12.61 1,200 1.40% to 1.40%   0.92%       3.63% to    3.63%
   2004........................... 103,013 12.17 to 12.17 1,254 1.40% to 1.40%   0.34%       5.44% to    5.44%
   2003........................... 126,014 11.54 to 11.54 1,455 1.40% to 1.40%   0.36%      29.11% to   29.11%
   2002........................... 116,440  8.94 to  8.94 1,041 1.40% to 1.40%   0.65%    (27.88)% to (27.88)%
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2006........................... 368,738 14.71 to 10.93 5,251 1.45% to 2.10%   0.19%       6.12% to    5.43%
   2005........................... 360,762 13.86 to 11.56 4,932 1.45% to 1.80%   0.68%       3.35% to    2.98%
   2004........................... 293,809 13.41 to 11.21 3,891 1.45% to 1.80%   0.15%       5.07% to    0.00%
   2003...........................  76,270 12.77 to 12.71   972 1.45% to 1.80%   0.03%      28.80% to   28.34%
 Oppenheimer Core Bond Fund/VA
   2006........................... 102,146 13.62 to 13.62 1,391 1.40% to 1.40%   5.64%       3.81% to    3.81%
   2005........................... 124,512 13.12 to 13.12 1,633 1.40% to 1.40%   5.23%       1.16% to    1.16%
   2004........................... 148,287 12.97 to 12.97 1,923 1.40% to 1.40%   4.71%       4.01% to    4.01%
   2003........................... 166,154 12.47 to 12.47 2,071 1.40% to 1.40%   6.06%       5.29% to    5.29%
   2002........................... 214,302 11.84 to 11.84 2,537 1.40% to 1.40%   6.86%       7.55% to    7.55%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                     Net Assets       Expenses as a  Investment
                                                --------------------- % of Average     Income          Total
                                        Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                      --------- -------------- ------ -------------- ---------- --------------------
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2006..............................   563,742 15.43 to 12.69  8,844 1.45% to 2.10%    0.75%     15.67% to   14.91%
   2005..............................   408,142 14.28 to 13.22  5,554 1.45% to 1.80%    0.77%     12.41% to   12.01%
   2004..............................   278,346 12.74 to 11.78  3,373 1.45% to 1.80%    1.04%     17.16% to   16.74%
   2003..............................   184,153 10.53 to 10.08  1,916 1.45% to 1.80%    0.49%     40.79% to   40.29%
   2002..............................    92,035  7.49 to  7.17    682 1.45% to 1.80%    0.11%   (23.49)% to (25.22)%
 Oppenheimer High Income
   Fund/VA
   2006..............................    38,076 12.74 to 12.74    485 1.40% to 1.40%    7.53%      7.90% to    7.90%
   2005..............................    44,334 11.80 to 11.80    523 1.40% to 1.40%    6.61%      0.89% to    0.89%
   2004..............................    51,734 11.70 to 11.70    605 1.40% to 1.40%    6.62%      7.44% to    7.44%
   2003..............................    61,389 10.89 to 10.89    669 1.40% to 1.40%    7.32%     22.23% to   22.23%
   2002..............................    82,108  8.91 to  8.91    732 1.40% to 1.40%   10.40%    (3.76)% to  (3.76)%
 Oppenheimer Main Street Fund/VA
   -- Service Shares
   2006.............................. 1,041,036 11.61 to 11.56 12,274 1.45% to 2.10%    0.90%     13.10% to   12.35%
   2005..............................   782,619 11.86 to 10.17  8,335 1.45% to 1.80%    1.18%      4.21% to    3.84%
   2004..............................   745,279 11.41 to  9.78  7,647 1.45% to 1.80%    0.67%      7.56% to    7.18%
   2003..............................   611,944  9.74 to  9.11  5,837 1.45% to 1.80%    0.79%     24.61% to   24.16%
   2002..............................   417,282  7.83 to  7.33  3,192 1.45% to 1.80%    0.21%   (20.21)% to (21.83)%
 Oppenheimer Main Street Small
   Cap Fund/VA -- Service Shares
   2006..............................   308,592 19.24 to 11.80  5,729 1.45% to 2.10%    0.17%     13.00% to   12.26%
   2005..............................   276,605 17.02 to 10.53  4,618 1.45% to 1.85%    0.00%      8.13% to    5.27%
   2004..............................   190,222 15.74 to 12.38  2,960 1.45% to 1.80%    0.00%     17.45% to   17.04%
   2003..............................    92,290 13.40 to 13.34  1,235 1.45% to 1.80%    0.00%     42.15% to   41.65%
   2002..............................       160  9.43 to  9.43      2 1.45% to 1.45%    0.00%    (5.71)% to  (5.71)%
 Oppenheimer MidCap Fund/VA
   2006..............................    49,038 12.38 to 12.38    607 1.40% to 1.40%    0.00%      1.52% to    1.52%
   2005..............................    67,114 12.20 to 12.20    819 1.40% to 1.40%    0.00%     10.76% to   10.76%
   2004..............................    87,791 11.01 to 11.01    967 1.40% to 1.40%    0.00%     18.10% to   18.10%
   2003..............................    95,143  9.32 to  9.32    887 1.40% to 1.40%    0.00%     23.84% to   23.84%
   2002..............................    95,648  7.53 to  7.53    720 1.40% to 1.40%    0.70%   (28.80)% to (28.80)%
 Oppenheimer MidCap Fund/VA --
   Service Shares
   2006..............................    20,325 15.78 to 10.59    316 1.45% to 2.10%    0.00%      1.22% to    0.55%
   2005..............................    17,793 15.59 to 13.25    274 1.45% to 1.80%    0.00%     10.37% to    9.98%
   2004..............................    13,851 14.13 to 12.03    191 1.45% to 1.80%    0.00%     17.70% to   17.28%
   2003..............................     7,604 12.00 to 11.97     91 1.45% to 1.80%    0.00%     20.02% to   19.73%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor Class
   Shares
   2006..............................    78,885 10.73 to 10.45    846 1.45% to 2.10%    5.45%      3.05% to    2.37%
   2005..............................    65,505 10.41 to 10.40    682 1.45% to 1.70%    7.90%      4.14% to    3.96%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                    Net Assets       Expenses as a  Investment
                                               --------------------- % of Average     Income          Total
                                       Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                     --------- -------------- ------ -------------- ---------- -------------------
 Foreign Bond Portfolio (U.S. Dollar
   Hedged) -- Administrative Class
   Shares
   2006.............................    11,972 12.07 to 11.47    140 1.45% to 1.80%   4.23%      0.71% to    0.35%
   2005.............................    13,291 11.99 to 11.43    154 1.45% to 1.80%   3.21%      3.63% to    3.26%
   2004.............................    12,249 11.57 to 11.07    138 1.45% to 1.80%   2.94%      4.03% to    3.66%
   2003.............................    16,462 11.12 to 10.68    178 1.45% to 1.80%   2.64%      0.78% to    0.42%
   2002.............................    15,875 11.04 to 10.63    170 1.45% to 1.80%   1.97%      6.62% to  (6.50)%
 High Yield Portfolio --
   Administrative Class Shares
   2006.............................   507,230 14.09 to 10.71  6,741 1.45% to 2.10%   6.87%      7.50% to    6.79%
   2005.............................   368,012 13.11 to 10.04  4,751 1.45% to 1.85%   6.60%      2.61% to    0.42%
   2004.............................   307,070 12.78 to 11.03  3,876 1.45% to 1.80%   6.78%      7.95% to    7.57%
   2003.............................   197,646 11.84 to 11.70  2,328 1.45% to 1.80%   7.38%     21.07% to   20.64%
   2002.............................    92,334  9.78 to  9.70    898 1.45% to 1.80%   7.28%    (2.62)% to  (3.01)%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2006.............................   689,640 13.81 to  9.85  8,952 1.45% to 2.10%   5.57%    (0.31)% to  (0.97)%
   2005.............................   646,666 13.86 to  9.96  8,606 1.45% to 1.85%   4.43%      3.23% to  (0.43)%
   2004.............................   536,992 13.42 to 10.55  6,959 1.45% to 1.80%   4.35%      6.01% to    5.63%
   2003.............................   429,916 12.66 to 11.91  5,272 1.45% to 1.80%   4.02%      2.39% to    2.03%
   2002.............................   372,014 12.37 to 11.68  4,469 1.45% to 1.80%   3.35%     16.78% to (16.97)%
 Low Duration Portfolio --
   Administrative Class Shares
   2006.............................   128,640 10.24 to 10.15  1,313 1.45% to 2.10%   4.23%      2.47% to    1.79%
   2005.............................    70,800  9.99 to  9.97    706 1.45% to 1.85%   2.26%    (0.10)% to  (0.27)%
 Total Return Portfolio --
   Administrative Class Shares
   2006............................. 2,283,709 10.81 to 10.11 27,078 1.40% to 2.10%   5.05%      2.39% to    1.66%
   2005............................. 1,822,587 12.27 to  9.96 21,610 1.40% to 1.85%   4.34%      1.02% to  (0.40)%
   2004............................. 1,546,617 12.15 to 10.34 18,207 1.40% to 1.80%   2.65%      3.42% to    3.00%
   2003............................. 1,022,714 11.76 to 10.10 11,611 1.40% to 1.80%   3.31%      3.52% to    1.01%
   2002.............................   692,707 11.36 to 10.68  7,628 1.45% to 1.80%   3.39%      7.49% to  (6.94)%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2006.............................   203,375 18.77 to 12.42  2,659 1.45% to 2.10%   0.28%     11.97% to   11.23%
   2005.............................     4,679 16.76 to 14.72     78 1.45% to 1.80%   0.00%     19.51% to   19.08%
   2004.............................     1,137 13.99 to 12.35     16 1.60% to 1.70%   0.00%     13.42% to    0.00%
 Jennison Portfolio --
   Class II Shares
   2006.............................     6,298 14.66 to 10.74     90 1.45% to 2.10%   0.00%    (0.10)% to  (0.76)%
   2005.............................     4,257 14.61 to 12.75     60 1.60% to 1.80%   0.00%     12.21% to   11.98%
   2004.............................     6,109 13.02 to 12.98     79 1.60% to 1.80%   0.04%      7.47% to    7.25%
   2003.............................     5,290 12.12 to 12.10     64 1.60% to 1.80%   0.00%     21.16% to   21.00%

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                      Net Assets      Expenses as a  Investment
                                                 -------------------- % of Average     Income          Total
                                          Units    Unit Value   000s  Net Assets(1)   Ratio(2)       Return(3)
                                         ------- -------------- ----- -------------- ---------- --------------------
 Natural Resources Portfolio -- Class II
   Shares
   2006.................................  58,919 17.83 to 15.26 1,048 1.45% to 2.10%   2.33%      19.96% to   19.17%
   2005.................................  20,961 14.86 to 14.83   311 1.45% to 1.80%   0.00%      48.61% to   48.25%
Rydex Variable Trust
 OTC Fund
   2006................................. 101,920  8.30 to 10.69   951 1.45% to 2.10%   0.00%       4.24% to    3.56%
   2005................................. 105,385 11.38 to  7.89   946 1.45% to 1.80%   0.00%     (0.35)% to  (0.70)%
   2004................................. 106,355 11.45 to  7.94   958 1.45% to 1.80%   0.00%       7.76% to    7.38%
   2003.................................  51,956  8.77 to  7.38   423 1.45% to 1.80%   0.00%      43.31% to   42.80%
   2002.................................  37,165  6.13 to  5.16   206 1.45% to 1.80%   0.00%    (38.70)% to (39.86)%
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares
   2006................................. 361,698 14.08 to 11.68 4,981 1.45% to 2.10%   2.30%      14.37% to   13.61%
   2005................................. 272,991 12.78 to 10.29 3,362 1.45% to 1.85%   0.75%       2.93% to    2.24%
   2004................................. 136,052 12.49 to 11.89 1,631 1.45% to 1.80%   0.52%      15.73% to   15.31%
   2003.................................  48,072 10.37 to 10.31   498 1.45% to 1.80%   0.13%      28.87% to   28.42%
   2002.................................   2,539  8.03 to  8.03    20 1.80% to 1.80%   0.00%    (19.71)% to (19.71)%
 Strategic Growth Portfolio --
   Class II Shares
   2006.................................  30,869  9.66 to 10.46   304 1.45% to 2.10%   0.00%       1.14% to    0.48%
   2005.................................  20,639 11.54 to  9.43   199 1.45% to 1.80%   0.01%       6.08% to    5.71%
   2004.................................  17,247 10.90 to  8.92   159 1.45% to 1.80%   0.00%       5.23% to    4.86%
   2003.................................   9,651  8.56 to  8.51    83 1.45% to 1.80%   0.00%      19.01% to   18.59%

--------
(a)2006 reflects AIM V.I. Growth Fund -- Series I shares and AIM V.I. Aggressive Growth Fund -- Series I shares combined with AIM V.I. Capital Appreciation Fund -- Series I shares while prior to 2006, only AIM V.I. Capital Appreciation Fund -- Series I shares activity is presented.
(b)2006 reflects AIM V.I. Premier Equity -- Series I shares combined with AIM V.I. Core Equity Fund -- Series I shares while prior to 2006, only AIM V.I. Core Equity Fund -- Series I shares activity is presented.
(c)2006 reflects AIM V.I. Blue Chip Fund -- Series I shares combined with AIM V.I. Large Cap Growth -- Series I shares while 2005 reflects only AIM V.I. Blue Chip Fund -- Series I shares.
/1/ Expenses as a percentage of average net assets represent the annualized contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, a charge for the bonus credit, and death benefit charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying portfolios are excluded.
/2/ The investment income ratio represents the ordinary dividends received by the Subaccount from the portfolio divided by average net assets.
/3/ The total return is represented as a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum policy charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                       Consolidated Financial Statements

                 Years Ended December 31, 2006, 2005 and 2004

    (With Report of Independent Registered Public Accounting Firm Thereon)

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                               Table of Contents

                               December 31, 2006

                                                                                                               Page
                                                                                                               ----
Financial Statements:

   Report of Independent Registered Public Accounting Firm.................................................... F-1

   Consolidated Statements of Income for the years ended December 31, 2006, 2005 and 2004..................... F-2

   Consolidated Balance Sheets as of December 31, 2006 and 2005............................................... F-3

   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2006, 2005 and
     2004..................................................................................................... F-4

   Consolidated Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004................. F-5

   Notes to Consolidated Financial Statements................................................................. F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying consolidated balance sheets of Genworth Life Insurance Company of New York and subsidiary (the Company) as of
December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2006. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life Insurance Company of New York and subsidiary as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.

/s/  KPMG LLP

Richmond, Virginia
April 23, 2007

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                       Consolidated Statements of Income
                             (Amounts in millions)

                                                   Years ended December 31,
                                                   ----------------------
                                                    2006     2005    2004
                                                   ------   ------  ------
Revenues:
   Net investment income.......................... $247.1   $246.6  $219.7
   Premiums.......................................  182.7    186.6   193.1
   Net investment gains (losses)..................  (24.1)    (4.4)   (0.3)
   Other income...................................   10.8      6.8     5.2
                                                   ------   ------  ------
       Total revenues.............................  416.5    435.6   417.7
                                                   ------   ------  ------
Benefits and expenses:
   Benefits and other changes in policy reserves..  183.7    176.6   180.5
   Interest credited..............................  109.5    123.3   120.9
   Acquisition and operating expenses, net of
     deferrals....................................   41.9     43.2    38.3
   Amortization of deferred acquisition costs and
     intangibles..................................   36.6     29.4    24.7
                                                   ------   ------  ------
       Total benefits and expenses................  371.7    372.5   364.4
                                                   ------   ------  ------
Income before income taxes........................   44.8     63.1    53.3
Provision (benefit) for income taxes..............   12.7     19.7   (25.7)
                                                   ------   ------  ------
Net income........................................ $ 32.1   $ 43.4  $ 79.0
                                                   ======   ======  ======

         See accompanying notes to consolidated financial statements.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                          Consolidated Balance Sheets
           (Amounts in millions, except share and per share amounts)

                                                     December 31,
                                                   -----------------
                                                     2006     2005
                                                   -------- --------
Assets
Investments:
 Fixed maturity securities available-for-sale, at
   fair value..................................... $3,380.7 $3,727.3
 Equity securities available-for-sale, at fair
   value..........................................     43.0     47.3
 Commercial mortgage loans........................    825.7    666.8
 Other invested assets............................     17.3    212.7
                                                   -------- --------
   Total investments..............................  4,266.7  4,654.1
                                                   -------- --------
Cash and cash equivalents.........................    102.9     35.7
Accrued investment income.........................     39.5     42.0
Deferred acquisition costs........................    301.4    299.5
Goodwill..........................................     54.1     54.1
Intangible assets.................................     17.1     15.8
Reinsurance recoverable...........................  1,290.3  1,260.3
Other assets......................................     17.6     11.9
Separate account assets...........................    480.3    316.4
                                                   -------- --------
   Total assets................................... $6,569.9 $6,689.8
                                                   ======== ========
Liabilities and stockholder's equity
Liabilities:
 Future annuity and contract benefits............. $5,015.1 $5,154.3
 Liability for policy and contract claims.........    216.3    190.3
 Unearned premiums................................     54.7     52.8
 Other policyholder liabilities...................     17.6     18.0
 Other liabilities................................     68.4    241.4
 Deferred income tax liability....................     33.1     41.9
 Separate account liabilities.....................    480.3    316.4
                                                   -------- --------
   Total liabilities..............................  5,885.5  6,015.1
                                                   -------- --------
Commitments and contingencies
Stockholder's equity:
 Common stock ($1,000 par value, 2,000 shares
   authorized, issued and outstanding)............      2.0      2.0
 Additional paid-in capital.......................    420.0    422.6
                                                   -------- --------
 Accumulated other comprehensive income (loss):
   Net unrealized investment gains (losses).......      8.0     28.0
                                                   -------- --------
 Total accumulated other comprehensive income
   (loss).........................................      8.0     28.0
 Retained earnings................................    254.4    222.1
                                                   -------- --------
   Total stockholder's equity.....................    684.4    674.7
                                                   -------- --------
   Total liabilities and stockholder's equity..... $6,569.9 $6,689.8
                                                   ======== ========

         See accompanying notes to consolidated financial statements.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

          Consolidated Statements of Changes in Stockholder's Equity
                             (Amounts in millions)

                                                 Accumulated
                                     Additional     other                  Total
                              Common  paid-in   comprehensive Retained stockholder's
                              stock   capital   income (loss) earnings    equity
                              ------ ---------- ------------- -------- -------------
Balances as of
  January 1, 2004............  $2.0    $422.6      $ 70.1      $100.2     $594.9
                                                                          ------
Comprehensive income
  (loss):
   Net income................    --        --          --        79.0       79.0
   Net unrealized gains
     (losses) on
     investment
     securities..............    --        --       (16.2)         --      (16.2)
                                                                          ------
       Total
         comprehensive
         income (loss).......                                               62.8
Dividends to stockholder.....    --        --          --        (1.6)      (1.6)
                               ----    ------      ------      ------     ------
Balances as of
  December 31, 2004..........   2.0     422.6        53.9       177.6      656.1
                                                                          ------
Comprehensive income
  (loss):
   Net income................    --        --          --        43.4       43.4
   Net unrealized gains
     (losses) on
     investment
     securities..............    --        --       (25.9)         --      (25.9)
                                                                          ------
       Total
         comprehensive
         income (loss).......                                               17.5
Other transactions with
  stockholder................    --        --          --         1.1        1.1
                               ----    ------      ------      ------     ------
Balances as of
  December 31, 2005..........   2.0     422.6        28.0       222.1      674.7
                                                                          ------
Comprehensive income
  (loss):
   Net income................    --        --          --        32.1       32.1
   Net unrealized gains
     (losses) on
     investment
     securities..............    --        --       (20.0)         --      (20.0)
                                                                          ------
       Total
         comprehensive
         income (loss).......                                               12.1
Other transactions with
  stockholder................    --      (2.6)         --         0.2       (2.4)
                               ----    ------      ------      ------     ------
Balances as of
  December 31, 2006..........  $2.0    $420.0      $  8.0      $254.4     $684.4
                               ====    ======      ======      ======     ======


         See accompanying notes to consolidated financial statements.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                     Consolidated Statements of Cash Flows
                             (Amounts in millions)

                                                       Years ended December 31,
                                                     ---------------------------
                                                       2006     2005      2004
                                                     -------  -------  ---------
Cash flows from operating activities:
 Net income......................................... $  32.1  $  43.4  $    79.0
 Adjustments to reconcile net income to net cash
   from operating activities:
   Net investment (gains) losses....................    24.1      4.4        0.3
   Charges assessed to policyholders................     0.9      0.6        0.7
   Purchases of trading securities..................   (10.3)      --         --
   Amortization of fixed maturity discounts and
    premiums........................................     8.0      6.0        8.1
   Acquisition costs deferred.......................   (42.2)   (42.0)     (59.4)
   Amortization of deferred acquisition costs and
    intangibles.....................................    36.6     29.4       24.7
   Deferred income taxes............................     2.0     20.7      (17.5)
   Changes in certain assets and liabilities:
    Accrued investment income and other assets......    (5.4)     9.9       52.1
    Insurance reserves..............................   232.3    245.7      288.0
    Other liabilities and other policy-related
     balances.......................................    24.1     22.9     (117.3)
                                                     -------  -------  ---------
     Net cash from operating activities.............   302.2    341.0      258.7
                                                     -------  -------  ---------
Cash flows from investing activities:
 Proceeds from sales of investments in securities
   and other invested assets........................   866.2    143.4      211.8
 Proceeds from maturities of investments in
   securities and other invested assets.............   387.6    400.1      441.6
 Principal collected on commercial mortgage loans...    69.8     79.3       92.1
 Purchases of investment securities and other
   invested assets..................................  (964.7)  (650.1)  (1,250.6)
 Commercial mortgage loan originations..............  (227.4)  (198.4)    (163.3)
 Short-term investing activities, net...............      --       --       34.9
 Policy loans, net..................................      --       --        0.2
                                                     -------  -------  ---------
     Net cash from investing activities.............   131.5   (225.7)    (633.3)
                                                     -------  -------  ---------
Cash flows from financing activities:
 Proceeds from issuance of investment contracts.....   439.0    395.2      640.4
 Redemption and benefit payments on investment
   contracts........................................  (820.0)  (458.0)    (312.0)
 Proceeds from short-term borrowings and other,
   net..............................................   128.1     90.0      262.3
 Payments on short-term borrowings..................  (113.6)  (126.3)    (226.0)
 Proceeds from transfers with affiliates............      --      1.1         --
                                                     -------  -------  ---------
     Net cash from financing activities.............  (366.5)   (98.0)     364.7
                                                     -------  -------  ---------
     Net change in cash and cash equivalents........    67.2     17.3       (9.9)
Cash and cash equivalents at beginning of year......    35.7     18.4       28.3
                                                     -------  -------  ---------
Cash and cash equivalents at end of year............ $ 102.9  $  35.7  $    18.4
                                                     =======  =======  =========

         See accompanying notes to consolidated financial statements.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2006, 2005 and 2004

(1)Summary of Significant Accounting Policies

  (a) Principles of Consolidation

   Genworth Life Insurance Company of New York (the "Company," "GLICNY," "we," "us," or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the State of New York. On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On May 31, 2004, we became a direct, wholly-owned subsidiary of the Genworth Life Insurance Company ("GLIC") while remaining an indirect, wholly-owned subsidiary of Genworth. We have one subsidiary, GLICNY Real Estate Holding, LLC. The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiary, GLICNY Real Estate Holding, LLC. All intercompany accounts and transactions have been eliminated in consolidation.

   On January 1, 2007, our affiliates Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged into Genworth Life and Annuity Insurance Company ("GLAIC"), with GLAIC being the surviving entity. Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), which included AML's subsidiary Mayflower Assignment Corporation, to us in exchange for a 34.5% ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity. We received regulatory approval from the New York Department of Insurance ("NYDOI") for the merger of AML into GLICNY. These mergers were part of the continuing effort of Genworth, our ultimate parent company, to simplify its operations, reduce its costs and build its brand.

   The financial statements for GLICNY will be restated effective with our December 31, 2007 consolidated financial statements as if the merger had been effective for all periods and was accounted for as a pooling of interests for entities under common control as the Company and AML were both wholly-owned subsidiaries of Genworth. See note 14 for pro forma financial information.

  (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts were reclassified to conform to the current year presentation.

  (c) Products

   Our product offerings are divided along two segments of consumer needs:
(i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments products include deferred annuities for the retirement market (variable and fixed) that are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are universal life insurance, whole life insurance and long-term care insurance.

   We distribute our products in the State of New York through financial institutions and various agencies. During 2006, 2005 and 2004, 60.7%, 66.6% and 70.3%, respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 38.2%, 57.3%, and 52.2%, respectively, of total product sales.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


  (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

  (e) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2006, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

  (f) Policy Fees and Other Income

   Policy fees and other income consists primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (g) Investment Securities

   We have designated our investment securities as available-for-sale or trading and report them in our Consolidated Balance Sheets at fair value. We determine the appropriate classification of investment securities at the time of purchase. We amortize any bond premium or discount on an effective yield basis over the term of the bond. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), sales inducements and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our Consolidated Balance Sheets.

   We regularly review investment securities for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004

the security until recovery. Securities that in our judgment are considered to be other-than-temporarily impaired are recognized as a charge to investment gains (losses) in the period in which such determination is made.

  (h) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience, adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions charged to current operations and recovery of principal on loans previously charged off.

  (i) Other Invested Assets

   We engage in certain securities lending transactions for the purposes of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and therefore, continue to report such securities as fixed maturities in the Consolidated Balance Sheets.

   Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. The fair value of collateral held and included in other invested assets was $5.1 million and $207.8 million as of December 31, 2006 and 2005, respectively. We did not have any non-cash collateral as of December 31, 2006. Non-cash collateral as of December 31, 2005 was $3.9 million.

   Other investments include investments in limited partnerships, which are generally accounted for under the equity method of accounting. Trading securities and policy loans are also included in other invested assets. Other long-term investments are stated generally at amortized cost.

  (j) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


  (k) Deferred Acquisition Costs

   Acquisition costs represents costs which vary with and are primarily related to the acquisition of insurance policies and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the policy or contract is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserves plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ended December 31, 2006, 2005 and 2004, there were no significant charges to income recorded as a result of our DAC recoverability testing.

  (l) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2006, 2005 and 2004, there were no significant charges to income recorded as a result of our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

  (m) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004

below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows to establish fair values. When a business within a reporting unit is disposed of, goodwill is allocated to the business using the relative fair value methodology to measure the gain or loss on disposal. For the years ended December 31, 2006, 2005 and 2004, no charges were recorded as a result of our goodwill impairment testing.

  (n) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

  (o) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life policyholders. We assess mortality risk fees and administration charges on the variable mutual fund portfolios. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

  (p) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

  (q) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (r) Income Taxes

   We account for income taxes in accordance with the Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes. The deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004

by the enacted tax rates expected to be in effect when such differences are recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of GE. During this period, we were subject to a tax-sharing arrangement that allocated tax on a separate company basis, but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, GNA Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in additional paid-in capital since the liability for the contingency is assumed by GNA.

  (s) Accounting Changes

   As of January 1, 2006, we adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers of Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS No. 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. Adoption of SFAS No. 155 did not have a material impact on our consolidated financial statements.

   On January 1, 2004, we adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 on net income and other comprehensive income was immaterial.

  (t) Accounting Pronouncements Not Yet Adopted

   In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights, or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to an existing contract, or by the election of a benefit, feature, right, or coverage within an existing contract. SOP 05-1 is effective for internal replacements beginning January 1, 2007. We do not expect the adoption of this standard to have a material impact on our consolidated results of operations and financial position.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   In July 2006, FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes, was issued. This guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. This guidance is effective for fiscal years beginning January 1, 2007. We do not expect the adoption of this interpretation to have a material impact on our consolidated results of operations and financial position.

   In September 2006, FASB issued SFAS No. 157, Fair Value Measurements. This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 is effective for us on January 1, 2008. The adoption of SFAS No. 157 is not expected to have a material impact on our consolidated financial statements.

   In February 2007, FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This statement provides an option to report selected financial assets and liabilities, including insurance contracts, at fair value. SFAS No. 159 will be effective for us on January 1, 2008. We have not decided whether or not we will elect the fair value option for any financial assets or liabilities and therefore do not know the impact, if any, SFAS No. 159 will have on our consolidated financial statements.

(2)Investments

  (a) Net Investment Income

   For the years ended December 31, the sources of our investment income were as follows:

(Amounts in millions)                               2006    2005    2004
---------------------                              ------  ------  ------
Fixed maturities and equity securities............ $206.5  $211.3  $192.0
Commercial mortgage loans.........................   46.1    40.7    31.3
                                                   ------  ------  ------
Gross investment income...........................  252.6   252.0   223.3
Investment expenses...............................   (5.5)   (5.4)   (3.6)
                                                   ------  ------  ------
Net investment income............................. $247.1  $246.6  $219.7
                                                   ======  ======  ======

  (b) Net Investment Gains (Losses)

   For the years ended December 31, net investment gains (losses) were as follows:

(Amounts in millions)                               2006    2005   2004
---------------------                              ------  -----  -----
Available-for-sale securities:
  Realized gains on sale.......................... $  1.8  $ 1.9  $ 3.4
  Realized losses on sale.........................  (26.5)  (3.9)  (2.9)
Impairments.......................................   (0.3)  (2.4)  (0.8)
Net unrealized gains (losses) on trading
  securities......................................    0.4     --     --
Other.............................................    0.5     --     --
                                                   ------  -----  -----
Net investment gains (losses)..................... $(24.1) $(4.4) $(0.3)
                                                   ======  =====  =====

  (c) Unrealized Gains (Losses)

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are impacted by deferred income taxes and adjustments to PVFP, DAC and sales inducements that would have resulted had such

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004

gains and losses been realized. Net unrealized gains and losses on investment securities reflected as a separate component of accumulated other comprehensive income (loss) as of December 31, are summarized as follows:

(Amounts in millions)                                                                     2006   2005    2004
---------------------                                                                    -----  ------  ------
Net unrealized gains (losses) on investment securities:
 Fixed maturities....................................................................... $ 2.9  $ 24.6  $115.9
 Equity securities......................................................................   1.7     6.0     6.1
                                                                                         -----  ------  ------
   Subtotal.............................................................................   4.6    30.6   122.0
Adjustments to the present value of future profits, deferred acquisition costs and sales
  inducements...........................................................................   7.7    12.5   (39.1)
Deferred income taxes, net..............................................................  (4.3)  (15.1)  (29.0)
                                                                                         -----  ------  ------
 Net unrealized gains (losses) on investment securities................................. $ 8.0  $ 28.0  $ 53.9
                                                                                         =====  ======  ======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated other comprehensive income (loss) for the years ended December 31, is as follows:

(Amounts in millions)                                                                            2006    2005    2004
---------------------                                                                           ------  ------  ------
Net unrealized gains (losses) on investment securities as of January 1......................... $ 28.0  $ 53.9  $ 70.1
                                                                                                ------  ------  ------
Unrealized gains (losses) on investment securities:
 Unrealized gains (losses) on investment securities............................................  (50.5)  (94.3)  (46.1)
 Adjustment to deferred acquisition costs......................................................   (4.9)   48.7    19.4
 Adjustment to present value of future profits.................................................   (0.3)    2.8     1.9
 Adjustment to sales inducements...............................................................    0.4     0.1      --
 Provision for deferred income taxes...........................................................   19.4    13.9     8.4
                                                                                                ------  ------  ------
Change in unrealized gains (losses) on investment securities...................................  (35.9)  (28.8)  (16.4)
Reclassification adjustments to net investment gains (losses), net of deferred taxes of $(8.6),
  $(1.5) and $(0.1)............................................................................   15.9     2.9     0.2
                                                                                                ------  ------  ------
Net unrealized gains (losses) on investment securities as of December 31....................... $  8.0  $ 28.0  $ 53.9
                                                                                                ======  ======  ======

  (d) Fixed Maturities and Equity Securities

   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

                                                       Gross      Gross    Estimated
                                         Amortized   Unrealized Unrealized   Fair
(Amounts in millions)                   Cost or Cost   Gains      Losses     Value
---------------------                   ------------ ---------- ---------- ---------
Fixed maturities:
 U.S. government and agencies..........   $  211.4     $ 2.7      $ (2.5)  $  211.6
 Government -- non U.S.................       63.1       5.1          --       68.2
 U.S. corporate........................    1,648.5      32.0       (29.5)   1,651.0
 Corporate -- non U.S..................      454.3       7.6        (8.2)     453.7
 Mortgage and asset-backed.............    1,000.5       5.8       (10.1)     996.2
                                          --------     -----      ------   --------
   Total fixed maturities..............    3,377.8      53.2       (50.3)   3,380.7
Equity securities......................       41.3       1.7          --       43.0
                                          --------     -----      ------   --------
   Total available-for-sale securities.   $3,419.1     $54.9      $(50.3)  $3,423.7
                                          ========     =====      ======   ========

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   As of December 31, 2005, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

                                                       Gross      Gross    Estimated
                                         Amortized   Unrealized Unrealized   Fair
(Amounts in millions)                   Cost or Cost   Gains      Losses     Value
---------------------                   ------------ ---------- ---------- ---------
Fixed maturities:
 U.S. government and agencies..........   $   61.4     $ 3.7      $ (0.4)  $   64.7
 Government -- non U.S.................       43.2       3.3        (0.1)      46.4
 U.S. corporate........................    1,900.9      50.6       (20.4)   1,931.1
 Corporate -- non U.S..................      491.7      10.6        (7.6)     494.7
 Mortgage and asset-backed.............    1,205.5       6.5       (21.6)   1,190.4
                                          --------     -----      ------   --------
   Total fixed maturities..............    3,702.7      74.7       (50.1)   3,727.3
Equity securities......................       41.3       6.1        (0.1)      47.3
                                          --------     -----      ------   --------
   Total available-for-sale securities.   $3,744.0     $80.8      $(50.2)  $3,774.6
                                          ========     =====      ======   ========

   For fixed maturities, we recognize an impairment charge to income in the period in which we determine that we do not expect to either collect or recover principal and interest in accordance with the contractual terms of the instruments or based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2006:

                                                          Less than 12 Months              12 Months or More
                                                    ------------------------------- -------------------------------
                                                    Estimated   Gross               Estimated   Gross
                                                      Fair    Unrealized    # of      Fair    Unrealized    # of
(Dollar amounts in millions)                          Value     Losses   Securities   Value     Losses   Securities
----------------------------                        --------- ---------- ---------- --------- ---------- ----------
Description of Securities
Fixed maturities:
 U.S. government, agencies and government sponsored
   entities........................................  $170.9     $(2.2)        2     $   13.8    $ (0.3)       3
 Government -- non U.S.............................     4.7        --         9          2.3        --        4
 U.S. corporate....................................   263.6      (5.8)       65        521.0     (23.7)     134
 Corporate -- non U.S..............................   112.4      (1.4)       31        180.7      (6.9)      46
 Asset backed......................................     1.7        --         3          7.3      (0.2)       5
 Mortgage backed...................................    69.4      (0.5)       13        325.1      (9.3)      56
                                                     ------     -----       ---     --------    ------      ---
Subtotal, fixed maturities.........................   622.7      (9.9)      123      1,050.2     (40.4)     248
Equity securities..................................      --        --        --           --        --       --
                                                     ------     -----       ---     --------    ------      ---
Total temporarily impaired securities..............  $622.7     $(9.9)      123     $1,050.2    $(40.4)     248
                                                     ======     =====       ===     ========    ======      ===
% Below cost -- fixed maturities:
 (less than)20% Below cost.........................  $622.7     $(9.9)      123     $1,050.2    $(40.4)     248
 20-50% Below cost.................................      --        --        --           --        --       --
 (greater than)50% Below cost......................      --        --        --           --        --       --
                                                     ------     -----       ---     --------    ------      ---
Total fixed maturities.............................   622.7      (9.9)      123      1,050.2     (40.4)     248
                                                     ------     -----       ---     --------    ------      ---
% Below cost -- equity securities:
 (less than)20% Below cost.........................      --        --        --           --        --       --
 20-50% Below cost.................................      --        --        --           --        --       --
 (greater than)50% Below cost......................      --        --        --           --        --       --
                                                     ------     -----       ---     --------    ------      ---
Total equity securities............................      --        --        --           --        --       --
                                                     ------     -----       ---     --------    ------      ---
Total temporarily impaired securities..............  $622.7     $(9.9)      123     $1,050.2    $(40.4)     248
                                                     ======     =====       ===     ========    ======      ===
Investment grade...................................  $591.6     $(8.3)      108     $1,006.7    $(36.5)     237
Below investment grade.............................    31.1      (1.6)       15         43.5      (3.9)      11
Not rated equities.................................      --        --        --           --        --       --
                                                     ------     -----       ---     --------    ------      ---
Total temporarily impaired securities..............  $622.7     $(9.9)      123     $1,050.2    $(40.4)     248
                                                     ======     =====       ===     ========    ======      ===

   The investment securities in an unrealized loss position as of December 31, 2006 consisted of 371 securities accounting for unrealized losses of $50.3 million. Of the unrealized losses, 89.1% were investment grade (rated AAA through BBB-) and 100.0% were less than 20% below cost. The amount of the unrealized loss on these securities was primarily attributable to increases in interest rates and changes in credit spreads.

   There were no securities 20% or more below cost and below investment grade (rated BB+ and below) for twelve months or more as of December 31, 2006.

   Because management expects these investments to continue to perform as to contractual obligations and we have the ability and intent to hold these investments until the recovery of the fair value up to the cost of the investments, which may be maturity, we do not consider these investments to be other-than-temporarily impaired as of December 31, 2006.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2005:

                                                Less than 12 Months              12 Months or More
                                          ------------------------------- -------------------------------
                                          Estimated   Gross               Estimated   Gross
                                            Fair    Unrealized    # of      Fair    Unrealized    # of
(Dollar amounts in millions)                Value     Losses   Securities   Value     Losses   Securities
----------------------------              --------- ---------- ---------- --------- ---------- ----------
Description of Securities
Fixed maturities:
 U.S. government, agencies and government
   sponsored entities.................... $   24.7    $ (0.1)       3      $ 13.4     $ (0.3)       2
 Government -- non U.S...................      5.7      (0.1)       8          --         --       --
 U.S. Corporate..........................    645.6     (14.6)     159       157.0       (5.8)      50
 Corporate -- non U.S....................    201.5      (4.7)      50        65.3       (2.9)      15
 Asset backed............................     62.2      (1.0)      17        17.8       (0.2)       4
 Mortgage backed.........................    716.3     (15.9)     107       115.4       (4.5)      25
                                          --------    ------      ---      ------     ------       --
Subtotal, fixed maturities...............  1,656.0     (36.4)     344       368.9      (13.7)      96
Equity securities........................       --        --       --         1.4       (0.1)       1
                                          --------    ------      ---      ------     ------       --
Total temporarily impaired securities.... $1,656.0    $(36.4)     344      $370.3     $(13.8)      97
                                          ========    ======      ===      ======     ======       ==
% Below cost -- fixed maturities:
 (less than)20% Below cost............... $1,650.8    $(34.6)     343      $368.0     $(13.2)      94
 20-50% Below cost.......................      5.2      (1.8)       1         0.9       (0.5)       2
 (greater than)50% Below cost............       --        --       --          --         --       --
                                          --------    ------      ---      ------     ------       --
Total fixed maturities...................  1,656.0     (36.4)     344       368.9      (13.7)      96
                                          --------    ------      ---      ------     ------       --
% Below cost -- equity securities:
 (less than)20% Below cost...............       --        --       --         1.4       (0.1)       1
 20-50% Below cost.......................       --        --       --          --         --       --
 (greater than)50% Below cost............       --        --       --          --         --       --
                                          --------    ------      ---      ------     ------       --
Total equity securities..................       --        --       --         1.4       (0.1)       1
                                          --------    ------      ---      ------     ------       --
Total temporarily impaired securities.... $1,656.0    $(36.4)     344      $370.3     $(13.8)      97
                                          ========    ======      ===      ======     ======       ==
Investment grade......................... $1,596.1    $(33.3)     323      $361.0     $(12.9)      91
Below investment grade...................     59.9      (3.1)      21         7.9       (0.8)       5
Not rated equities.......................       --        --       --         1.4       (0.1)       1
                                          --------    ------      ---      ------     ------       --
Total temporarily impaired securities.... $1,656.0    $(36.4)     344      $370.3     $(13.8)      97
                                          ========    ======      ===      ======     ======       ==

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   The scheduled maturity distribution of fixed maturities as of December 31, 2006 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    Amortized   Estimated
(Amounts in millions)                              Cost or Cost Fair Value
---------------------                              ------------ ----------
Due in one year or less...........................   $  172.3    $  171.8
Due after one year through five years.............      657.7       658.4
Due after five years through ten years............      682.9       676.9
Due after ten years...............................      864.4       877.4
                                                     --------    --------
Subtotal..........................................    2,377.3     2,384.5
Mortgage and asset-backed securities..............    1,000.5       996.2
                                                     --------    --------
Total.............................................   $3,377.8    $3,380.7
                                                     ========    ========

   As of December 31, 2006, $211.8 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2006, securities issued by finance and insurance, utilities and energy and consumer -- non cyclical industry groups represented approximately 33.0%, 23.1% and 12.2% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2006, we did not hold any fixed maturities that exceeded 10% of stockholder's equity.

   As of December 31, 2006 and 2005, there were no fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy).

   As of December 31, 2006 and 2005, $0.5 million of securities were on deposit with state government insurance departments in order to comply with relevant insurance regulations.

  (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multifamily residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                                            December 31,
                                                   ------------------------------
                                                        2006            2005
                                                   --------------  --------------
                                                   Carrying % of   Carrying % of
(Amounts in millions)                               Value   Total   Value   Total
---------------------                              -------- -----  -------- -----
Property Type
Retail............................................  $261.7   31.7%  $200.6   30.0%
Industrial........................................   254.3   30.8    214.3   32.1
Office............................................   193.6   23.4    154.8   23.1
Apartments........................................    79.1    9.5     62.4    9.3
Mixed use/other...................................    37.7    4.6     36.6    5.5
                                                    ------  -----   ------  -----
  Total principal balance.........................   826.4  100.0%   668.7  100.0%
                                                            =====           =====
  Unamortized balance of loan origination fees
   and costs......................................     0.8             0.8
  Allowance for losses............................    (1.5)           (2.7)
                                                    ------          ------
  Total...........................................  $825.7          $666.8
                                                    ======          ======

                                                            December 31,
                                                   ------------------------------
                                                        2006            2005
                                                   --------------  --------------
                                                   Carrying % of   Carrying % of
(Amounts in millions)                               Value   Total   Value   Total
---------------------                              -------- -----  -------- -----
Geographic Region
Pacific...........................................  $253.3   30.6%  $205.9   30.8%
South Atlantic....................................   212.5   25.7    178.0   26.6
Middle Atlantic...................................   128.6   15.6    117.3   17.5
East North Central................................    79.1    9.6     46.4    7.0
Mountain..........................................    47.0    5.7     48.1    7.2
New England.......................................    32.9    4.0     23.5    3.5
West North Central................................    26.6    3.2     19.8    3.0
West South Central................................    25.2    3.0     13.6    2.0
East South Central................................    21.2    2.6     16.1    2.4
                                                    ------  -----   ------  -----
  Total principal balance.........................   826.4  100.0%   668.7  100.0%
                                                            =====           =====
  Unamortized balance of loan origination fees
   and costs......................................     0.8             0.8
  Allowance for losses............................    (1.5)           (2.7)
                                                    ------          ------
  Total...........................................  $825.7          $666.8
                                                    ======          ======

   For the year ended December 31, 2006, we originated $35.3 million of mortgages secured by real estate in Washington state, which represented 15.6% of our total U.S. originations for 2006. For the year ended December 31, 2005, we originated $45.2 million of mortgages secured by real estate in California, which represent 20.7%, of our total U.S. originations for 2005.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases, or large groups of smaller-balance homogenous loans.

   Under these principles, we may have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2006 and 2005) and loans expected to be fully recoverable because the carrying amount has been reduced

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004

previously through charge-offs or deferral of income recognition (none as of December 31, 2006 and 2005). There were no non-income producing mortgage loans as of December 31, 2006, 2005 and 2004.

   The following table presents the activity in the allowance for losses during the years ended December 31:

(Amounts in millions)                               2006   2005   2004
---------------------                              -----  -----  -----
Balance as of January 1........................... $ 2.7  $ 4.7  $ 4.2
Provision.........................................   0.1    0.8    1.4
Release...........................................  (1.3)  (2.8)    --
Amounts written off, net of recoveries............    --     --   (0.9)
                                                   -----  -----  -----
Balance as of December 31......................... $ 1.5  $ 2.7  $ 4.7
                                                   =====  =====  =====

   During 2005, we refined our process for estimating credit losses in our commercial mortgage loan portfolio. As a result of this adjustment, we released $2.8 million of commercial mortgage loan reserves to net investment income in the fourth quarter of 2005.

  (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                                            December 31,
                                                   ------------------------------
                                                        2006            2005
                                                   --------------  --------------
                                                   Carrying % of   Carrying % of
(Amounts in millions)                               Value   Total   Value   Total
---------------------                              -------- -----  -------- -----
Securities lending................................  $ 5.1    29.5%  $211.7   99.5%
Trading securities................................   10.3    59.5       --     --
Limited partnerships..............................    0.9     5.2       --     --
Policy loans......................................    1.0     5.8      1.0    0.5
                                                    -----   -----   ------  -----
Total.............................................  $17.3   100.0%  $212.7  100.0%
                                                    =====   =====   ======  =====

(3)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31 was as follows:

(Amounts in millions)                                                                     2006    2005    2004
---------------------                                                                    ------  ------  ------
Unamortized balance as of January 1..................................................... $287.8  $272.7  $288.5
Costs deferred..........................................................................   42.2    42.0    59.4
Amortization, net.......................................................................  (35.4)  (26.9)  (23.3)
Amounts transferred in connection with reinsurance transactions with Union Fidelity Life
  Insurance Company ("UFLIC") -- see note 5.............................................     --      --   (51.9)
                                                                                         ------  ------  ------
Unamortized balance as of December 31...................................................  294.6   287.8   272.7
Cumulative effect of net unrealized investment (gains) losses...........................    6.8    11.7   (37.0)
                                                                                         ------  ------  ------
Balance as of December 31............................................................... $301.4  $299.5  $235.7
                                                                                         ======  ======  ======

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


(4)Intangible Assets and Goodwill

   As of December 31, 2006 and 2005, the gross carrying amount and accumulated amortization of intangibles, net of interest accretion, subject to amortization were as follows:

                                                              2006                        2005
                                                   --------------------------  --------------------------
                                                   Gross Carrying Accumulated  Gross Carrying Accumulated
(Amounts in millions)                                  Amount     Amortization     Amount     Amortization
---------------------                              -------------- ------------ -------------- ------------
PVFP..............................................     $71.3         $(65.4)       $71.6         $(64.2)
Deferred sales inducements to contractholders.....      13.4           (2.2)         9.3           (0.9)
                                                       -----         ------        -----         ------
Total.............................................     $84.7         $(67.6)       $80.9         $(65.1)
                                                       =====         ======        =====         ======

   Amortization expense related to intangible assets for the years ended December 31, 2006, 2005, and 2004 was $1.2 million, $2.5 million and $1.4 million, respectively. Amortization expense related to deferred sales inducements to contractholders of $1.3 million, $0.8 million and $0.1 million was included in benefits and other changes in policy reserves for the years ended December 31, 2006, 2005 and 2004, respectively.

  (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

(Amounts in millions)                               2006   2005   2004
---------------------                              -----  -----  ------
Unamortized balance as of January 1............... $ 6.7  $ 9.2  $ 86.9
Interest accreted at 4.1%, 4.3% and 4.4%,
  respectively....................................   0.2    0.3     0.4
Amortization......................................  (1.4)  (2.8)   (1.8)
Amounts transferred in connection with
  reinsurance transactions with UFLIC -- see
  note 5..........................................    --     --   (76.3)
                                                   -----  -----  ------
Unamortized balance as of December 31.............   5.5    6.7     9.2
Cumulative effect of net unrealized investment
  (gains) losses..................................   0.4    0.7    (2.1)
                                                   -----  -----  ------
Balance as of December 31......................... $ 5.9  $ 7.4  $  7.1
                                                   =====  =====  ======

   The estimated percentage of the December 31, 2006 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

                                   2007 19.4%
                                   2008 16.5%
                                   2009 14.0%
                                   2010 11.9%
                                   2011  9.1%

   Amortization expenses for PVFP for future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


  (b) Goodwill

   Our goodwill balance, net of accumulated amortization, was $54.1 million as of December 31, 2006 and 2005. Our Protection segment accounted for $28.8 million of the total goodwill balance for both years, while our Retirement Income and Investments segment comprised the remaining $25.3 million.

   We test goodwill for impairment annually using estimates that require management to make assumptions concerning how the reporting unit will perform in the future. These assumptions are based on our historical experience and our expectations of future performance. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions.
Any adverse changes in these assumptions for our Retirement Income and Investments segment considered to be reasonably possible may result in an impairment of this segment's goodwill in the near term. No impairment charge was recognized in 2006, 2005, or 2004.

(5)Reinsurance

   We reinsure a portion of our policy risks to other companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other companies. Reinsurance accounting is followed for assumed and ceded transactions when adequate risk transfer has occurred. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with UFLIC, we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our results of operations.

   As of December 31, 2006, the maximum amount of individual ordinary life insurance normally retained by us on any one life may not exceed $0.2 million.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC, substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity ("Retirement Answer") product. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2006 and 2005, we had $184.9 million and $174.8 million, respectively, in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payment with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies to be conducted periodically. The expense allowance was $2.3 million for the year ended December 31, 2006 and $2.5 million for each of the years ended
December 31, 2005 and 2004.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004

than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   We also have a reinsurance agreement with UFLIC whereby we assume all liabilities and future premiums related to UFLIC's New York business. Certain fixed maturities with a fair value of $28.6 million and $43.7 million as of December 31, 2006 and 2005, respectively, were held in trust for the benefit of UFLIC. This trust agreement was terminated effective February 1, 2007 as the trust is no longer required for the UFLIC reinsurance credit.

   Net life insurance in-force as of December 31 is summarized as follows:

(Amounts in millions)                               2006   2005   2004
---------------------                              -----  -----  -----
Direct life insurance in-force.................... $22.1  $18.7  $12.8
Amounts assumed from other companies..............  68.6   74.9   83.9
Amounts ceded to other companies..................  (3.6)  (3.6)  (2.4)
                                                   -----  -----  -----
Net life insurance in-force....................... $87.1  $90.0  $94.3
                                                   -----  -----  -----
Percentage of amount assumed to net...............  78.8%  83.2%  89.0%
                                                   =====  =====  =====

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                                           Written                 Earned
                                                   ----------------------  ----------------------
(Amounts in millions)                               2006    2005    2004    2006    2005    2004
---------------------                              ------  ------  ------  ------  ------  ------
Direct............................................ $172.1  $181.6  $184.4  $169.6  $178.0  $180.6
Assumed...........................................   86.6    78.3    83.7    87.2    76.7    84.4
Ceded.............................................  (73.9)  (71.4)  (71.5)  (74.1)  (68.1)  (71.9)
                                                   ------  ------  ------  ------  ------  ------
Net premiums...................................... $184.8  $188.5  $196.6  $182.7  $186.6  $193.1
                                                   ======  ======  ======  ======  ======  ======
Percentage of amount assumed to net...............                           47.7%   41.1%   43.7%
                                                                           ======  ======  ======

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $122.2 million, $116.8 million and $122.9 million for the years ended December 31, 2006, 2005 and 2004, respectively.

(6)Future Annuity and Contract Benefits

   Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity, and other assumptions, which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004

settlement. This estimate is based on our historical experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as estimates are revised.

   The following table sets forth the major assumptions underlying our recorded liabilities for future annuity and contract benefits as of December 31:

                                                     Mortality/
                                                     Morbidity     Interest Rate
(Amounts in millions)                                Assumption     Assumption     2006     2005
---------------------                              --------------  ------------- -------- --------
Investment contracts.............................. Account balance      N/A      $3,498.2 $3,800.5
Limited-payment contracts.........................       (a)        3.0% - 7.8%     520.7    473.3
Traditional life insurance contracts..............       (b)        2.8% - 6.0%       1.7      1.8
Universal life type contracts..................... Account balance      N/A           8.6      9.4
Accident and health...............................       (c)        5.0% - 5.3%     985.9    869.3
                                                                                 -------- --------
Total future annuity and contracts benefits.......                               $5,015.1 $5,154.3
                                                                                 ======== ========

--------
(a)Principally modifications of the 1983 Individual Annuity Mortality Table, 1983 Group annuitant Mortality Table, US Population Table and a-2000 Mortality Table.
(b)Principally modifications of the 1980 Commissioner's Standard Ordinary Table and 1980 Commissioner's Extended Term Table.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and the 1983 Individual Annuity Mortality Table.

   Assumptions as to persistency are based on the Company's experience.

   Our variable annuity contracts provide a basic guaranteed minimum death benefit ("GMDB"), which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are predominately death benefits; we also have some guaranteed minimum withdrawal benefits.

   The total account value (excluding the block of business reinsured through the transaction with UFLIC discussed in note 5) of our variable annuities with death benefits, including both separate account and fixed account assets, is approximately $305.1 million and $158.2 million as of December 31, 2006 and 2005, respectively, with related guaranteed death benefit exposure (or net amount at risk) of insignificant amounts as of December 31, 2006 and approximately $0.2 million as of December 31, 2005. The liability for our variable annuity contracts with guaranteed minimum death benefits net of reinsurance is $0.3 million and $0.1 million as of December 31, 2006 and 2005, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Consolidated Balance Sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Consolidated Statements of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

(7)Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004

services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $62.0 million, $65.0 million and $58.5 million for the years ended December 31, 2006, 2005 and 2004, respectively. We also charge affiliates for certain services and for the use of facilities and equipment, which aggregated $21.0 million, $25.4 million and $18.4 million for the years ended December 31, 2006, 2005 and 2004, respectively.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, the parent company of GLIC. We have a revolving credit line with GNA. Interest expense incurred under this agreement was $0.1 million for each of the years ended December 31, 2006, 2005 and 2004. We pay interest at the cost of funds of GNA, which was 5.2%, 4.3% and 2.2%, as of December 31, 2006, 2005 and 2004, respectively. The amount outstanding as of December 31, 2006 was $12.9 million and was included with other liabilities in the Consolidated Balance Sheets. No amount was outstanding as of December 31, 2005.

(8)Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31 consisted of the following components:

(Amounts in millions)                               2006   2005   2004
---------------------                              -----  -----  ------
Current federal income taxes...................... $10.8  $(0.5) $ (4.8)
Deferred federal income taxes.....................   2.0   20.2   (17.4)
                                                   -----  -----  ------
  Total federal income taxes......................  12.8   19.7   (22.2)
                                                   -----  -----  ------
Current state income taxes........................  (0.1)  (0.5)   (3.5)
Deferred state income taxes.......................    --    0.5      --
                                                   -----  -----  ------
   Total state income taxes.......................  (0.1)    --    (3.5)
                                                   -----  -----  ------
   Total provision (benefit) for income taxes..... $12.7  $19.7  $(25.7)
                                                   =====  =====  ======

   The reconciliation of the federal statutory tax rate to the effective income tax rate for the years ended December 31 was as follows:

(Amounts in millions)                                   2006  2005   2004
---------------------                                   ----  ----  -----
Statutory U.S federal income tax rate.................. 35.0% 35.0%  35.0%
Reinsurance transaction with UFLIC.....................   --    --  (78.5)
State income tax, net of federal income tax effect..... (0.1)   --   (4.3)
Tax contingencies...................................... (7.1)   --     --
Other, net.............................................  0.5  (3.8)  (0.4)
                                                        ----  ----  -----
Effective rate......................................... 28.3% 31.2% (48.2)%
                                                        ====  ====  =====

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   The components of the net deferred income tax liability as of December 31 are as follows:

(Amounts in millions)                                   2006   2005
---------------------                                   ----- ------
Assets:
  Accrued commissions and general expenses............. $ 5.7 $  2.3
  Future annuity and contract benefits.................  54.1   47.5
  Other, net...........................................    --    9.6
                                                        ----- ------
   Total deferred income tax assets....................  59.8   59.4
                                                        ----- ------
Liabilities:
  Net unrealized gains on investment securities........   4.3   15.1
  Investments..........................................   0.5    2.0
  Present value of future profits......................   4.5    2.8
  Deferred acquisition costs...........................  76.9   78.0
  Other, net...........................................   6.7    3.4
                                                        ----- ------
   Total deferred income tax liability.................  92.9  101.3
                                                        ----- ------
  Net deferred income tax liability.................... $33.1 $ 41.9
                                                        ===== ======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   We paid federal and state taxes of $17.2 million for the year ended December 31, 2006 and received federal and state taxes of $9.9 million and $20.4 million for the years ended December 31, 2005 and 2004, respectively.

   As of December 31, 2006 and 2005, our current income tax receivable (payable) was $1.0 million and $(2.2) million, respectively. In 2006, we recorded $2.6 million in additional paid-in capital as a redemption of capital related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The redemption was offset by a decrease in tax expense resulting in no net impact to total stockholder's equity.

(9)Commitments and Contingencies

   Commitments

   As of December 31, 2006 and 2005, we were committed to fund $27.7 million and $22.8 million in U.S. commercial mortgage loans, respectively.

   Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict or determine the ultimate outcomes of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


(10)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts and other invested assets, including securities lending collateral. Other financial assets and liabilities -- those not carried at fair value or disclosed separately -- are discussed below. Few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using current market rates at which similar loans would have been made to similar borrowers.

   Borrowings. Based on quoted market prices or comparable market transactions.

   Investment contract benefits. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

   The following represents the fair value of financial assets and liabilities as of December 31:

                                                                    2006                         2005
                                                        ---------------------------- ----------------------------
                                                        Notional Carrying Estimated  Notional Carrying Estimated
(Amounts in millions)                                    Amount   Amount  Fair Value  Amount   Amount  Fair Value
---------------------                                   -------- -------- ---------- -------- -------- ----------
Assets:
  Commercial mortgage loans............................  $  (a)  $  825.7  $  817.1   $  (a)  $  666.8  $  673.1
Liabilities:
  Borrowings...........................................     (a)      12.9      12.9      (a)        --        --
  Investment contract benefits.........................     (a)   3,498.2   3,398.3      (a)   3,800.5   3,680.6
Other firm commitments:
  Ordinary course of business lending commitments......   27.7         --        --    22.8         --        --

--------
(a)These financial instruments do not have notional amounts.

(11)Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. In New York, the limit is based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the NYDOI. Based on statutory results as of December 31, 2006, we will not be able to distribute any dividends in 2007 without obtaining regulatory approval.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   We did not declare or pay any common stock dividend in either 2006 or 2005. In 2004, concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholder consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $1.6 million.

(12)Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. We have no permitted accounting practices.

   For the years ended December 31, statutory net income (loss) and statutory capital and surplus is summarized below:

   (Amounts in millions)                                2006    2005   2004
   ---------------------                              -------  ------ ------
   Statutory net income (loss)....................... $(126.1) $ 88.2 $(19.8)
   Statutory capital and surplus.....................   210.2   347.0  268.1

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk,
(2) insurance risk, (3) interest rate risk and (4) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. As of December 31, 2006 and 2005, we exceed the minimum required RBC levels.

(13)Segment Information

   We conduct our operations in two business segments: (1) Retirement Income and Investments, which includes our fixed and variable annuities, variable life and interest sensitive life insurance and (2) Protection, which includes our universal life insurance, whole life insurance and long-term care insurance. We also have Corporate and Other, which includes unallocated net investment gains (losses), corporate income, expenses and income taxes.

   In 2006, we began to allocate net investment gains (losses) from Corporate and Other to our Retirement Income and Investments and Protection segments using an approach based principally upon the investment portfolio established to support each of those segments' products and targeted capital levels. Prior to 2006, all net investment gains (losses) were recorded in Corporate and Other and were not reflected in the results of any of our segments.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits and acquisition and operating expenses and policy related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See Note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2006:

                                                   Retirement
                                                   Income and             Corporate and
(Amounts in millions)                              Investments Protection     Other       Total
---------------------                              ----------- ---------- ------------- --------
Net investment income (loss)......................  $  196.1    $   53.5      $(2.5)    $  247.1
Premiums..........................................      48.7       134.0         --        182.7
Net investment gains (losses).....................     (23.8)       (0.6)       0.3        (24.1)
Other income......................................      10.0         0.8         --         10.8
                                                    --------    --------      -----     --------
  Total revenues..................................     231.0       187.7       (2.2)       416.5
                                                    --------    --------      -----     --------
Benefits and other changes in policy reserves.....      57.0       126.7         --        183.7
Interest credited.................................     109.0         0.5         --        109.5
Acquisition and operating expenses, net of
  deferrals.......................................      16.1        22.8        3.0         41.9
Amortization of deferred acquisition costs and
  intangibles.....................................      33.8         2.8         --         36.6
                                                    --------    --------      -----     --------
  Total benefits and expenses.....................     215.9       152.8        3.0        371.7
                                                    --------    --------      -----     --------
Income (loss) before income taxes.................      15.1        34.9       (5.2)        44.8
Provision (benefit) for income taxes..............       5.3        12.4       (5.0)        12.7
                                                    --------    --------      -----     --------
Net income (loss).................................  $    9.8    $   22.5      $(0.2)    $   32.1
                                                    ========    ========      =====     ========
Total assets......................................  $4,802.5    $1,735.7      $31.7     $6,569.9
                                                    ========    ========      =====     ========

   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2005:

                                                   Retirement
                                                   Income and             Corporate and
(Amounts in millions)                              Investments Protection     Other       Total
---------------------                              ----------- ---------- ------------- --------
Net investment income (loss)......................  $  204.3    $   42.4     $ (0.1)    $  246.6
Premiums..........................................      58.7       127.9         --        186.6
Net investment gains (losses).....................        --          --       (4.4)        (4.4)
Other income......................................       6.2         0.6         --          6.8
                                                    --------    --------     ------     --------
  Total revenues..................................     269.2       170.9       (4.5)       435.6
                                                    --------    --------     ------     --------
Benefits and other changes in policy reserves.....      60.8       115.8         --        176.6
Interest credited.................................     122.9         0.4         --        123.3
Acquisition and operating expenses, net of
  deferrals.......................................      18.5        21.5        3.2         43.2
Amortization of deferred acquisition costs and
  intangibles.....................................      23.9         5.5         --         29.4
                                                    --------    --------     ------     --------
  Total benefits and expenses.....................     226.1       143.2        3.2        372.5
                                                    --------    --------     ------     --------
Income (loss) before income taxes.................      43.1        27.7       (7.7)        63.1
Provision (benefit) for income taxes..............      15.2         9.8       (5.3)        19.7
                                                    --------    --------     ------     --------
Net income (loss).................................  $   27.9    $   17.9     $ (2.4)    $   43.4
                                                    ========    ========     ======     ========
Total assets......................................  $4,942.4    $1,469.3     $278.1     $6,689.8
                                                    ========    ========     ======     ========

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2004:

                                                   Retirement
                                                   Income and             Corporate and
(Amounts in millions)                              Investments Protection     Other      Total
---------------------                              ----------- ---------- ------------- ------
Net investment income.............................   $186.8      $ 31.9      $  1.0     $219.7
Premiums..........................................     79.0       114.1          --      193.1
Net investment gains (losses).....................       --          --        (0.3)      (0.3)
Other income......................................      3.6         0.8         0.8        5.2
                                                     ------      ------      ------     ------
  Total revenues..................................    269.4       146.8         1.5      417.7
                                                     ------      ------      ------     ------
Benefits and other changes in policy reserves.....     82.9        97.6          --      180.5
Interest credited.................................    120.4         0.5          --      120.9
Acquisition and operating expenses, net of
  deferrals.......................................     17.1        20.0         1.2       38.3
Amortization of deferred acquisition costs and
  intangibles.....................................     20.3         4.4          --       24.7
                                                     ------      ------      ------     ------
  Total benefits and expenses.....................    240.7       122.5         1.2      364.4
                                                     ------      ------      ------     ------
Income before income taxes........................     28.7        24.3         0.3       53.3
Provision (benefit) for income taxes..............     10.3         8.5       (44.5)     (25.7)
                                                     ------      ------      ------     ------
Net income........................................   $ 18.4      $ 15.8      $ 44.8     $ 79.0
                                                     ======      ======      ======     ======

(14)Pro Forma Condensed Combined Financial Information (unaudited)

   On January 1, 2007, GLAIC transferred its ownership of AML, formerly a wholly-owned subsidiary of FCL, to us in exchange for a non-majority ownership interest in our Company. AML merged into us and we are the surviving entity ("GLICNY Merged"). The consolidated financial statements for GLICNY will be represented in 2007 as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control as GLICNY and AML are both wholly-owned subsidiaries of Genworth. As the merger of GLICNY and AML will be accounted for as a pooling of interests, we will present pro forma combined financial information for the three years ended December 31, 2006 for the income statement and as of December 31, 2006 for the balance sheet.

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


   The following is unaudited condensed combined financial information for GLICNY Merged prepared on a pro forma basis as if mergers of GLICNY and AML occurred on January 1, 2004 for the periods indicated:

                                                                    For the Year Ended December 31, 2006
                                                   ---------------------------------------------------------------------
                                                         Historical              Historical
                                                        Genworth Life      American Mayflower Life
                                                    Insurance Company of    Insurance Company of
(Amounts in millions)                              New York and Subsidiary New York and Subsidiary Eliminations Pro forma
---------------------                              ----------------------- ----------------------- ------------ ---------
Revenues:
  Net investment income...........................         $247.1                   $46.8              $--       $293.9
  Premiums........................................          182.7                    38.1               --        220.8
  Net investment gains (losses)...................          (24.1)                   (1.0)              --        (25.1)
  Policy fees and other income....................           10.8                     2.1               --         12.9
                                                           ------                   -----              ---       ------
   Total revenues.................................          416.5                    86.0               --        502.5
                                                           ------                   -----              ---       ------
Benefits and expenses:
  Benefits and other changes in policy reserves...          183.7                    40.3               --        224.0
  Interest credited...............................          109.5                    16.0               --        125.5
  Acquisition and operating expenses, net of
   deferrals......................................           41.9                     0.2               --         42.1
  Amortization of deferred acquisition costs and
   intangibles....................................           36.6                     1.4               --         38.0
                                                           ------                   -----              ---       ------
   Total benefits and expenses....................          371.7                    57.9               --        429.6
                                                           ------                   -----              ---       ------
Income before income taxes........................           44.8                    28.1               --         72.9
Provision for income taxes........................           12.7                    10.0               --         22.7
                                                           ------                   -----              ---       ------
Net income........................................         $ 32.1                   $18.1              $--       $ 50.2
                                                           ======                   =====              ===       ======

                                                                    For the Year Ended December 31, 2005
                                                   ---------------------------------------------------------------------
                                                         Historical              Historical
                                                        Genworth Life      American Mayflower Life
                                                    Insurance Company of    Insurance Company of
(Amounts in millions)                              New York and Subsidiary New York and Subsidiary Eliminations Pro forma
---------------------                              ----------------------- ----------------------- ------------ ---------
Revenues:
  Net investment income...........................         $246.6                   $43.1              $--       $289.7
  Premiums........................................          186.6                    36.0               --        222.6
  Net investment gains (losses)...................           (4.4)                   (1.5)              --         (5.9)
  Policy fees and other income....................            6.8                     5.6               --         12.4
                                                           ------                   -----              ---       ------
   Total revenues.................................          435.6                    83.2               --        518.8
                                                           ------                   -----              ---       ------
Benefits and expenses:
  Benefits and other changes in policy reserves...          176.6                    33.4               --        210.0
  Interest credited...............................          123.3                    16.1               --        139.4
  Acquisition and operating expenses, net of
   deferrals......................................           43.2                     1.6               --         44.8
  Amortization of deferred acquisition costs and
   intangibles....................................           29.4                     3.7               --         33.1
                                                           ------                   -----              ---       ------
   Total benefits and expenses....................          372.5                    54.8               --        427.3
                                                           ------                   -----              ---       ------
Income before income taxes........................           63.1                    28.4               --         91.5
Provision for income taxes........................           19.7                    10.4               --         30.1
                                                           ------                   -----              ---       ------
Net income........................................         $ 43.4                   $18.0              $--       $ 61.4
                                                           ======                   =====              ===       ======

          GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARY

                 Years Ended December 31, 2006, 2005 and 2004


                                                                 For the Year Ended December 31, 2004
                                                ---------------------------------------------------------------------
                                                      Historical              Historical
                                                     Genworth Life      American Mayflower Life
                                                 Insurance Company of    Insurance Company of
(Amounts in millions)                           New York and Subsidiary New York and Subsidiary Eliminations Pro forma
---------------------                           ----------------------- ----------------------- ------------ ---------
Revenues:
 Net investment income.........................         $219.7                   $41.3              $--       $261.0
 Premiums......................................          193.1                    47.3               --        240.4
 Net investment gains (losses).................           (0.3)                     --               --         (0.3)
 Policy fees and other income..................            5.2                     5.2               --         10.4
                                                        ------                   -----              ---       ------
   Total revenues..............................          417.7                    93.8               --        511.5
                                                        ------                   -----              ---       ------
Benefits and expenses:
 Benefits and other changes in policy
   reserves....................................          180.5                    46.9               --        227.4
 Interest credited.............................          120.9                    16.9               --        137.8
 Acquisition and operating expenses, net of
   deferrals...................................           38.3                     4.0               --         42.3
 Amortization of deferred acquisition costs and
   intangibles.................................           24.7                     4.1               --         28.8
                                                        ------                   -----              ---       ------
   Total benefits and expenses.................          364.4                    71.9               --        436.3
                                                        ------                   -----              ---       ------
Income before income taxes.....................           53.3                    21.9               --         75.2
Provision (benefit) for income taxes...........          (25.7)                    3.3               --        (22.4)
                                                        ------                   -----              ---       ------
Net income.....................................         $ 79.0                   $18.6              $--       $ 97.6
                                                        ======                   =====              ===       ======

   The following is unaudited condensed combined financial information for GLICNY Merged prepared on a pro forma basis as if the mergers of GLICNY and AML occurred on December 31, 2006:

                                                                        Historical American
                                               Historical Genworth    Mayflower Life Insurance
                                            Life Insurance Company of   Company of New York
(Amounts in millions)                        New York and Subsidiary         Subsidiary        Eliminations Pro forma
---------------------                       ------------------------- ------------------------ ------------ ---------
Assets
 Total investments.........................         $4,266.7                  $  872.3            $  --     $5,139.0
 Separate account assets...................            480.3                        --               --        480.3
 Reinsurance recoverable...................          1,290.3                     321.7               --      1,612.0
 Other assets..............................            532.6                     183.2             (0.7)(a)    715.1
                                                    --------                  --------            -----     --------
   Total assets............................         $6,569.9                  $1,377.2            $(0.7)    $7,946.4
                                                    ========                  ========            =====     ========
Liabilities and stockholders' equity
 Policyholder liabilities..................         $5,303.7                  $  845.6            $  --     $6,149.3
 Separate account liabilities..............            480.3                        --               --        480.3
 All other liabilities.....................            101.5                     245.6             (0.7)(a)    346.4
                                                    --------                  --------            -----     --------
   Total liabilities.......................          5,885.5                   1,091.2             (0.7)     6,976.0
                                                    --------                  --------            -----     --------
     Total stockholders' equity............            684.4                     286.0               --        970.4
                                                    --------                  --------            -----     --------
     Total liabilities and stockholders'
       equity..............................         $6,569.9                  $1,377.2            $(0.7)    $7,946.4
                                                    ========                  ========            =====     ========

--------
(a)Reflects the elimination of intercompany balances between GLICNY and AML.